Quarterly Holdings Report
for
Fidelity® Total Bond Fund
May 31, 2026
TBD-NPRT3-0726
1.800361.122
Asset-Backed Securities - 8.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0136% 7/20/2037 (b)(c)(p)	26,319,958	26,351,147
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (b)(c)(p)	8,822,000	8,840,932
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8254% 4/19/2039 (b)(c)(p)	31,400,000	31,400,345
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9166% 1/25/2039 (b)(c)(p)	23,122,000	23,150,903
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 7/18/2038 (b)(c)(p)	25,870,000	25,916,178
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9021% 1/21/2039 (b)(c)(p)	26,968,000	26,986,689
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 1.2% 7/25/2039 (b)(c)(p)	22,148,000	22,148,000
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (b)(c)(p)	30,827,000	30,877,587
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 7/18/2037 (b)(c)(p)	41,704,000	41,764,137
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0031% 1/15/2038 (b)(c)(p)	26,077,000	26,171,216
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 7.9252% 7/20/2037 (b)(c)(p)	390,000	390,069
Goldentree Loan Management US CLO 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.3752% 7/20/2037 (b)(c)(p)	588,000	589,806
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0152% 10/20/2037 (b)(c)(p)	26,860,000	26,913,478
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1852% 7/20/2037 (b)(c)(p)	19,593,000	19,593,000
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7695% 4/16/2038 (b)(c)(p)	28,900,000	28,848,992
OCP CLO Ltd / OCP CLO LLC Series 2026-33AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/20/2039 (b)(c)(p)	21,828,000	21,828,000
TOTAL BAILIWICK OF JERSEY		361,770,479
BERMUDA - 0.0%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8531% 4/15/2041 (b)(c)(p)	17,374,000	17,380,116
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (p)	1,974,316	1,981,551
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (p)	4,651,374	4,691,253
TOTAL CANADA		6,672,804
GRAND CAYMAN (UK OVERSEAS TER) - 4.5%
AIMCO CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.0736% 7/22/2037 (b)(c)(p)	13,287,000	13,287,000
AIMCO CDO Series 2026-10AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/22/2039 (b)(c)(p)	22,956,000	22,956,000
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0204% 7/17/2037 (b)(c)(p)	23,628,000	23,667,837
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8952% 10/20/2038 (b)(c)(p)	39,309,000	39,375,393
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (b)(c)(p)	26,700,000	26,707,877
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0152% 7/20/2038 (b)(c)(p)	18,308,000	18,344,579
Allegro CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1121% 7/21/2037 (b)(c)(p)	35,274,000	35,293,612
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.1052% 7/20/2038 (b)(c)(p)	320,000	323,337
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 7/15/2038 (b)(c)(p)	28,190,000	28,272,399
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9582% 4/25/2034 (b)(c)(p)	13,014,000	13,023,865
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0431% 10/15/2037 (b)(c)(p)	16,637,000	16,677,178
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9131% 4/15/2038 (b)(c)(p)	23,510,000	23,536,872
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 4.9704% 7/17/2038 (b)(c)(p)	34,486,000	34,663,603
Arini US CLO II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.3231% 3/31/2038 (b)(c)(p)	150,000	151,272
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9331% 1/15/2038 (b)(c)(p)	15,712,000	15,761,948
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (b)(c)(p)	171,000	171,965
Balboa Bay Loan Funding Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4252% 7/20/2038 (b)(c)(p)	150,000	149,980
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0452% 10/20/2037 (b)(c)(p)	28,887,000	28,959,218
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6731% 3/30/2038 (b)(c)(p)	177,000	177,279
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9171% 7/24/2035 (b)(c)(p)	12,785,211	12,795,133
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8566% 1/25/2039 (b)(c)(p)	22,949,000	22,986,063
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8931% 1/15/2039 (b)(c)(p)	23,087,000	23,138,576
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 4.9452% 10/20/2038 (b)(c)(p)	24,101,000	24,167,446
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (b)(c)(p)	21,807,000	21,842,676
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4136% 4/22/2038 (b)(c)(p)	260,000	257,101
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (p)	20,420,725	19,396,842
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.5231% 3/31/2038 (b)(c)(p)	530,000	530,045
Capital Trust RE CDO Ltd Series 2005-1A Class E, CME Term SOFR 1 month Index + 2.2145%, 5.8898% 3/20/2050 (b)(c)(j)(p)	330,000	0
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (b)(c)(p)	18,307,000	18,322,286
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.0766% 7/25/2037 (b)(c)(p)	30,219,000	30,254,719
Carlyle US CLO Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4166% 7/25/2038 (b)(c)(p)	250,000	252,636
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (b)(c)(p)	26,139,000	26,148,881
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/20/2037 (b)(c)(p)	18,972,000	19,002,943
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.8666% 1/25/2038 (b)(c)(p)	21,618,000	21,659,723
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2038 (b)(c)(p)	17,958,000	17,993,880
CIFC Funding Ltd / CIFC Funding LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.4731% 1/15/2038 (b)(c)(p)	425,000	425,448
CIFC Funding Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9031% 10/15/2038 (b)(c)(p)	42,055,000	42,126,788
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9221% 7/21/2038 (b)(c)(p)	392,000	397,363
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9431% 10/15/2038 (b)(c)(p)	22,864,000	22,907,099
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9161% 10/23/2038 (b)(c)(p)	15,243,000	15,313,484
CIFC Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8219% 4/25/2038 (b)(c)(p)	20,000,000	20,006,240
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (b)(c)(p)	27,619,000	27,619,138
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (b)(c)(j)(k)(p)	407,341	0
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.4731% 1/15/2039 (b)(c)(p)	475,000	476,435
Diameter Capital CLO Series 2026-6A Class ER, CME Term SOFR 3 month Index + 6%, 9.6731% 4/15/2039 (b)(c)(p)	250,000	253,618
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.2052% 4/18/2037 (b)(c)(p)	24,322,000	24,347,489
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 7/15/2037 (b)(c)(p)	30,093,000	30,141,149
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0631% 10/15/2037 (b)(c)(p)	27,944,000	27,961,689
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 10/15/2037 (b)(c)(p)	36,609,000	36,624,266
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8331% 4/15/2038 (b)(c)(p)	23,472,000	23,520,587
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7731% 4/15/2038 (b)(c)(p)	168,000	167,022
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8819% 11/20/2038 (b)(c)(p)	41,926,000	42,005,240
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (b)(c)(p)	23,114,000	23,121,535
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9536% 10/22/2038 (b)(c)(p)	23,024,000	23,145,244
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/19/2037 (b)(c)(p)	27,878,000	27,903,536
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9231% 4/15/2038 (b)(c)(p)	259,000	259,443
Fortress Credit BSL Ltd Series 2026-1A Class C1, CME Term SOFR 3 month Index + 1.9%, 5.5624% 4/20/2039 (b)(c)(p)	440,000	441,234
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (p)	18,280,000	18,312,904
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9252% 7/20/2037 (b)(c)(p)	100,000	100,468
GCM CLO Series 2026-1A Class E, CME Term SOFR 3 month Index + 5.5%, 0% 7/20/2039 (b)(c)(g)(p)	150,000	150,036
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 1.18% 7/20/2039 (b)(c)(p)	27,334,000	27,334,000
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (p)	5,237,152	5,214,077
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (p)	2,302,540	2,267,993
Kennedy Lewis CLO 19 Ltd Series 2025-19A Class E, CME Term SOFR 3 month Index + 6%, 9.6636% 4/22/2036 (b)(c)(p)	120,000	120,230
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (b)(c)(p)	16,948,000	16,939,424
Madison Park Funding LXVII Ltd / Madison Park Funding LXVI LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.1766% 4/25/2037 (b)(c)(p)	27,525,000	27,545,286
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (b)(c)(p)	28,658,000	28,718,497
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.9866% 7/25/2038 (b)(c)(p)	23,298,000	23,332,341
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (b)(c)(p)	16,401,000	16,407,659
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.9566% 1/25/2038 (b)(c)(p)	14,906,000	14,953,267
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 4.9568% 4/20/2034 (b)(c)(p)	23,008,000	23,030,479
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0231% 7/15/2037 (b)(c)(p)	29,129,000	29,175,636
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (b)(c)(p)	21,992,000	21,978,805
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9131% 1/15/2038 (b)(c)(p)	29,999,000	30,023,899
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9252% 7/20/2036 (b)(c)(p)	178,000	178,000
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8431% 4/15/2038 (b)(c)(p)	27,967,000	27,990,744
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/20/2037 (b)(c)(p)	20,641,000	20,678,690
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0752% 7/18/2038 (b)(c)(p)	22,806,000	22,836,948
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2037 (b)(c)(p)	38,437,000	38,485,584
Obra CLO 4 Ltd / LLC Series 2026-4A Class D, CME Term SOFR 3 month Index + 3.3%, 6.9794% 7/20/2039 (b)(c)(p)	150,000	150,001
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.7821% 1/21/2038 (b)(c)(p)	20,822,000	20,756,557
OCP Aegis CLO Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 6.2721% 1/21/2038 (b)(c)(p)	430,000	430,109
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9671% 10/24/2038 (b)(c)(p)	24,292,000	24,353,920
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (b)(c)(p)	16,060,000	16,058,876
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9052% 4/20/2038 (b)(c)(p)	15,455,000	15,479,929
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/20/2039 (b)(c)(g)(p)	23,658,000	23,658,000
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9536% 1/22/2038 (b)(c)(p)	27,221,000	27,286,630
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0052% 10/20/2037 (b)(c)(p)	22,652,000	22,699,184
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1752% 4/20/2037 (b)(c)(p)	31,144,000	31,177,138
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.3252% 4/20/2037 (b)(c)(p)	1,651,000	1,652,296
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 8.4252% 4/20/2037 (b)(c)(p)	253,000	253,071
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7819% 2/20/2038 (b)(c)(p)	21,315,000	21,331,093
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/18/2038 (b)(c)(p)	9,378,000	9,396,962
Palmer Square CLO Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8131% 2/15/2038 (b)(c)(p)	117,000	114,704
Palmer Square CLO Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 4.8852% 10/20/2038 (b)(c)(p)	25,069,000	25,076,370
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.8604% 4/20/2039 (b)(c)(p)	20,173,000	20,193,173
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (b)(c)(p)	19,593,955	19,593,368
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4511% 2/15/2033 (b)(c)(p)	19,832,415	19,819,980
Palmer Square Loan Funding Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.1731% 7/15/2033 (b)(c)(p)	253,000	249,772
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 10/20/2038 (b)(c)(p)	21,089,000	21,097,668
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (p)	8,218,266	7,997,605
Regatta 36 Fdg Ltd / Regatta 36 Fdg LLC Series 2026-1A Class D2, 8.5% 4/15/2039 (p)	320,000	313,991
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0231% 10/15/2039 (b)(c)(p)	11,991,000	12,022,237
RR 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0131% 1/15/2037 (b)(c)(p)	31,230,000	31,251,393
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.8424% 4/15/2041 (b)(c)(p)	26,176,000	26,160,399
Sandstone Peak III Ltd Series 2026-1A Class D2R, 8.56% 4/25/2037 (p)	620,000	618,128
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9604% 7/17/2038 (b)(c)(p)	14,870,000	14,909,703
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9304% 10/17/2038 (b)(c)(p)	22,864,000	22,930,534
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0004% 7/17/2038 (b)(c)(p)	18,963,000	19,017,670
Symphony CLO 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (b)(c)(p)	19,181,000	19,181,000
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 8.4197% (b)(c)(j)(k)(p)	1,032,891	0
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(p)	259,101	259,213
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (p)	5,502,806	5,472,774
TPG CLO Ltd Series 2025-2A Class D1, CME Term SOFR 3 month Index + 3.25%, 6.9221% 1/21/2039 (b)(c)(p)	250,000	250,742
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (b)(c)(p)	1,639,000	1,310,174
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (b)(c)(p)	7,846,000	7,864,446
Voya CLO Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (b)(c)(p)	18,502,000	18,510,677
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,894,088,665
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (p)	5,272,604	5,323,454
MULTI-NATIONAL - 0.2%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/18/2039 (b)(c)(p)	30,287,000	30,341,487
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8552% 4/20/2038 (b)(c)(p)	18,066,000	18,079,513
Ares Loan Funding V Ltd / Ares Loan Funding V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1666% 7/27/2037 (b)(c)(p)	25,309,000	25,309,000
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 1/20/2038 (b)(c)(p)	15,110,000	15,150,782
TOTAL MULTI-NATIONAL		88,880,782
UNITED STATES - 2.8%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (p)	13,230,258	13,301,421
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (p)	7,609,466	7,342,097
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (p)	12,266,226	11,663,930
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (p)	13,779,256	14,040,872
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (p)	12,617,001	12,856,549
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (p)	1,147,962	1,148,779
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (p)	12,100,000	12,025,861
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (p)	8,440,000	8,426,270
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (p)	17,595,623	17,631,794
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (p)	1,305,094	1,296,267
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (p)	291,595	288,166
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (p)	1,920,244	1,929,098
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (p)	5,030,274	5,034,876
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (p)	2,220,000	2,225,576
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2036 (p)	3,300,000	3,284,741
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (p)	4,376,273	4,361,684
BMW Vehicle Owner Trust Series 2024-A Class A3, 5.18% 2/26/2029	1,149,274	1,156,543
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	3,100,000	3,112,117
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	7,881,853	7,895,292
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	17,440,000	17,531,839
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	273,061	273,102
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	7,100,000	7,127,984
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (p)	2,079,859	2,059,072
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (p)	2,839,542	2,793,560
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (p)	7,616,545	7,483,367
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (p)	2,500,000	2,555,998
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (p)	5,580,000	5,497,464
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (p)	2,705,000	2,828,318
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (p)	17,198,538	17,035,163
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (p)	23,059,793	22,594,765
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (p)	9,253,950	9,151,877
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (p)	19,099,025	18,884,998
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (p)	15,487,175	15,300,757
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (p)	16,568,000	16,568,000
DB Master Finance LLC Series 2026-1A, 0% 5/20/2056 (p)	16,420,000	16,420,000
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (p)	4,020,000	4,007,267
Diameter Capital CLO 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 9.8231% 10/15/2037 (b)(c)(p)	250,000	251,414
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (p)	2,566,636	2,585,700
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (p)	2,222,694	2,227,665
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (p)	29,755,700	29,575,393
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (p)	10,565,240	10,030,753
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1831% 7/15/2037 (b)(c)(p)	24,041,000	24,041,000
Enterprise Fleet Financing LLC Series 2022-3 Class A3, 4.29% 7/20/2029 (p)	11,508,858	11,510,745
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	10,198,886	10,214,312
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	684,518	685,276
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	3,055,000	3,065,466
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (p)	49,225,015	48,801,665
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (p)	31,292,901	31,264,224
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3, 4.85% 12/18/2028	3,182,340	3,193,681
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (p)	18,730,000	18,853,404
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A1, 4.59% 3/15/2029 (p)	12,650,000	12,691,573
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (p)	2,800,000	2,809,056
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (b)(c)(p)	14,598,000	14,597,299
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.8466% 1/25/2038 (b)(c)(p)	22,967,000	22,959,582
Hilton Grand Vacations Trust Series 2026-1A Class D, 7.21% 2/25/2043 (p)	464,072	463,566
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (p)	884,712	860,602
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (p)	3,984,160	3,940,942
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (p)	569,168	526,696
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (p)	32,696,125	33,018,699
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (p)	14,287,038	14,429,469
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	4,652,023	4,656,595
Lmdv Issuer CO LLC Series 2025-1A Class C, 7.88% 12/15/2055 (p)	1,540,000	1,546,910
Magnetite XXXVIII Ltd Series 2026-38AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/15/2039 (b)(c)(p)	23,363,000	23,363,000
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (p)	2,108,022	2,119,264
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (p)	8,137,885	8,185,000
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (p)	5,000,000	5,003,139
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (p)	460,000	469,135
MetroNet Infrastructure Issuer LLC Series 2025-4A Class C, 7.112% 12/20/2055 (p)	1,160,000	1,162,452
MetroNet Infrastructure Issuer LLC Series 2026-1A Class C, 7.1% 4/20/2056 (p)	2,485,000	2,478,578
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (p)	34,322,254	33,499,735
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9004% 10/17/2038 (b)(c)(p)	23,001,000	23,032,971
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (p)	1,200,000	1,202,790
Optn Series 2026-A Class A, 4.32% 1/9/2034 (p)	8,250,000	8,186,473
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (p)	9,381,404	9,418,450
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (p)	17,048,837	16,590,101
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (p)	3,407,423	3,447,342
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (p)	16,721,250	16,016,503
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (p)	16,085,760	15,133,533
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (p)	15,955,000	15,834,297
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (p)	5,211,115	5,239,436
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0992% 7/25/2054 (b)(c)(p)	6,986,268	6,972,832
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (p)	1,450,000	1,448,353
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (p)	1,423,000	1,411,443
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (p)	1,544,000	1,543,206
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(p)	4,440,027	4,382,801
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2024-1A Class B, 5.775% 9/15/2049 (p)	1,286,000	1,242,591
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (p)	11,970,000	11,971,007
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	10,000,000	10,024,658
Santander Drive Auto Receivables Trust Series 2025-2 Class B, 4.87% 5/15/2031	3,800,000	3,824,114
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (p)	6,959,000	6,701,086
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (p)	2,900,000	2,893,136
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (p)	3,300,000	3,263,552
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.593% 9/15/2039 (b)(j)(p)	1,360,000	973,532
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (p)	15,298,777	15,356,650
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (p)	20,415,110	20,169,543
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (p)	39,156,705	39,393,689
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (p)	23,278,505	23,389,408
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (p)	29,722,375	28,504,123
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (p)	38,939,020	38,170,006
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (p)	22,391,020	21,758,899
Switch ABS Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (p)	2,160,000	2,198,091
Taco Bell Fdg LLC Series 2018-1A Class A2II, 4.94% 11/25/2048 (p)	9,210,675	9,176,569
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (p)	33,085,000	32,614,045
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.5588% 9/25/2034 (b)(c)	11,121	12,108
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (p)	8,900,000	8,934,116
Towd Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/2058 (p)	38,081	37,951
Towr Series 2026-1A Class B, 5.882% 4/25/2056 (p)	962,000	960,773
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (p)	9,781,776	9,786,500
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (p)	315,000	313,594
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (p)	1,931,000	1,914,113
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (p)	2,399,000	2,379,830
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (p)	476,000	475,326
VB-S1 Issuer LLC Series 2022-1A Class F, 5.268% 2/15/2052 (p)	1,435,000	1,408,635
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (p)	1,980,000	2,007,851
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (p)	5,806,000	5,972,925
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (p)	1,150,000	1,153,253
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (p)	7,086,103	7,106,018
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (p)	2,804,940	2,808,102
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (p)	1,785,589	1,792,087
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (p)	18,551,082	18,628,718
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (p)	1,164,952	1,181,775
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (p)	7,265,531	7,186,506
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	2,312,235	2,320,599
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	3,453,426	3,456,875
TOTAL UNITED STATES		1,163,540,339
TOTAL ASSET-BACKED SECURITIES (Cost $3,541,327,038)		3,537,656,639

Bank Loan Obligations - 5.0%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Produits Recreatifs Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 12/13/2029 (b)(c)(i)	2,905,719	2,909,729
Bombardier Produits Recreatifs Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 1/22/2031 (b)(c)(i)	343,139	342,826
		3,252,555
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 9/20/2030 (b)(c)(i)	4,554,141	4,561,245
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 9/22/2032 (b)(c)(i)	5,063,064	5,091,772
		9,653,017
TOTAL CONSUMER DISCRETIONARY		12,905,572
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9067% 9/18/2031 (b)(c)(i)	3,839,142	3,846,360
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4496% 12/12/2028 (b)(c)(i)	5,568,704	5,569,873
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4134% 3/21/2031 (b)(c)(i)	1,841,527	1,835,781
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.6065% 5/29/2028 (b)(c)(i)	2,170,799	1,938,523
TOTAL CANADA		26,096,109
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 6/30/2026 (b)(c)(i)(j)	1,645,573	1,645,573
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 16%, 15% 6/30/2026 (b)(c)(i)(j)	772,635	772,634

TOTAL COLOMBIA		2,418,207
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 12/13/2032 (b)(c)(i)(l)	670,000	670,878
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 12/12/2032 (b)(c)(i)	4,738,500	4,744,707

TOTAL DENMARK		5,415,585
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2112% 5/23/2030 (b)(c)(i)	2,677,669	2,648,509
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 2/4/2028 (b)(c)(i)	2,216,226	2,208,247

TOTAL FINLAND		4,856,756
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5481% 5/31/2031 (b)(c)(i)	21,240,573	21,519,462
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Banijay Gaming SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4107% 12/10/2031 (b)(c)(i)	1,315,000	1,319,379
TOTAL FRANCE		22,838,841
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3773% 4/30/2030 (b)(c)(i)	3,657,049	3,685,611
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.48% 4/3/2030 (b)(c)(i)	3,940,000	3,969,550

TOTAL GERMANY		7,655,161
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.174% 10/18/2029 (b)(c)(i)	3,468,391	3,484,276
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9158% 1/9/2032 (b)(c)(i)	3,130,523	3,117,688
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(i)(j)(k)	3,386,224	0
BYJU's Alpha Inc Tranche NEW MONEY WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.25%, 25% 3/31/2033 (b)(c)(i)(j)	100,173	100,173
BYJU's Alpha Inc Tranche Second Out Rollover Wind-Down DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6677% 3/31/2033 (b)(c)(i)(j)	232,075	232,075
BYJU's Alpha Inc Tranche THIRD OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6677% 3/31/2033 (b)(c)(i)(j)	1,021,735	54,152

TOTAL INDIA		386,400
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6996% 6/4/2032 (b)(c)(i)	3,176,000	3,156,150
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6731% 10/31/2027 (b)(c)(i)	193,500	146,866
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 10/1/2032 (b)(c)(i)	4,611,150	4,115,452
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (b)(c)(i)(k)	1,442,974	31,572
TOTAL FINANCIALS		4,147,024
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 5.6634% 1/30/2031 (b)(c)(i)	2,089,346	1,860,562
TOTAL LUXEMBOURG		6,154,452
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6996% 1/17/2032 (b)(c)(i)	4,793,365	4,783,394
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.4273% 10/8/2032 (b)(c)(i)	1,290,000	1,284,763
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9366% 4/3/2028 (b)(c)(i)	3,049,551	3,049,551
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9369% 4/3/2028 (b)(c)(i)	1,613,112	1,612,612
TOTAL MATERIALS		4,662,163
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9612% 8/30/2028 (b)(c)(i)	7,078,316	3,008,284
TOTAL NETHERLANDS		13,738,604
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7416% 10/15/2029 (b)(c)(i)	1,200,000	1,188,756
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9231% 1/31/2032 (b)(c)(i)	2,322,000	2,297,805

TOTAL PUERTO RICO		3,486,561
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.41% 11/17/2031 (b)(c)(i)	4,252,566	4,262,432
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (b)(c)(i)	5,235,000	5,051,775
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (b)(c)(i)	9,563,292	9,285,956

TOTAL SWITZERLAND		14,337,731
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1452% 12/2/2031 (b)(c)(i)	11,170,912	11,184,094
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.425% 7/18/2030 (b)(c)(i)	9,946,400	9,924,618
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9507% 7/31/2032 (b)(c)(i)	2,716,041	2,715,661
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9507% 10/31/2029 (b)(c)(i)	2,554,157	2,556,992
TOTAL CONSUMER DISCRETIONARY		15,197,271
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.924% 8/30/2032 (b)(c)(i)	2,174,550	2,187,228
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (b)(c)(i)	12,260,000	12,281,455
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 1/21/2030 (b)(c)(i)	1,420,704	1,421,215
Industrials - 0.0%
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8343% 3/15/2032 (b)(c)(i)	5,567,925	5,565,586
TOTAL UNITED KINGDOM		47,836,849
UNITED STATES - 4.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0512% 9/30/2026 (b)(c)(i)	7,273,296	4,145,779
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% (b)(c)(i)(j)(k)	4,754,852	11,887
Aventiv Technologies LLC Tranche BRIDGE LOAN 1LN, term loan 10.9106% 9/30/2026 (b)(i)	318,995	318,995
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9491% 9/30/2026 (b)(c)(i)(j)	302,290	304,935
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9411% 9/30/2026 (b)(c)(i)	2,112,292	2,130,774
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4612% 9/30/2026 (b)(c)(i)(j)	195,187	192,259
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.5843% 10/3/2031 (b)(c)(i)	650,320	530,453
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8583% 4/3/2031 (b)(c)(i)	5,485,000	5,218,374
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3814% 3/29/2032 (b)(c)(i)	7,265,000	7,292,244
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 10/6/2032 (b)(c)(i)	4,254,338	4,251,700
		24,397,400
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3496% 2/10/2027 (b)(c)(i)	7,130,845	4,722,046
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (b)(c)(i)	11,985,000	11,912,611
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 8/30/2030 (b)(c)(i)	1,566,274	1,566,274
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.5982% 10/21/2032 (b)(c)(i)	1,192,013	1,192,013
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (b)(c)(i)(l)	12,085,000	12,121,738
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 2/17/2033 (b)(c)(i)	3,233,901	3,250,070
		34,764,752
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 7/8/2031 (b)(c)(i)	1,833,544	1,696,028
Media - 0.2%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.2194% 8/21/2031 (b)(c)(i)	2,153,414	2,099,579
Advantage Sales & Marketing Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.9303% 4/18/2030 (b)(c)(i)	3,146,882	2,623,146
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9418% 12/15/2031 (b)(c)(i)	7,017,937	6,947,056
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (b)(c)(i)	12,755,625	11,498,303
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 5/27/2033 (b)(c)(i)(l)	16,925,000	16,954,111
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1493% 6/16/2032 (b)(c)(i)	3,174,673	2,988,161
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 6/28/2032 (b)(c)(i)	3,741,725	3,739,629
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 3/21/2033 (b)(c)(i)	5,718,429	5,719,344
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.0348% 12/31/2029 (b)(c)(i)	498,214	449,952
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.8203% 12/31/2030 (b)(c)(i)	2,664,202	2,394,452
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.5865% 2/19/2030 (b)(c)(i)	1,057,621	770,741
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9496% 6/24/2029 (b)(c)(i)	2,794,687	2,795,554
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9848% 1/31/2029 (b)(c)(i)	6,205,564	6,170,689
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2348% 1/31/2029 (b)(c)(i)	2,379,046	2,366,556
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 7.1996% 1/30/2031 (b)(c)(i)	6,965,000	6,982,413
		74,499,686
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 1/30/2031 (b)(c)(i)	7,756,242	7,800,530
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.38% 1/25/2031 (b)(c)(i)	889,102	890,853
		8,691,383
TOTAL COMMUNICATION SERVICES		144,049,249
Consumer Discretionary - 1.0%
Automobile Components - 0.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.92% 2/3/2033 (b)(c)(i)	2,083,950	2,084,825
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4703% 3/3/2028 (b)(c)(i)	3,345,623	2,347,524
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.0982% 1/28/2032 (b)(c)(i)	6,547,100	6,550,374
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 5/6/2030 (b)(c)(i)	3,763,053	3,767,192
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 3/25/2032 (b)(c)(i)	2,168,141	2,162,721
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8496% 12/22/2028 (b)(c)(i)	2,583,552	2,011,295
		18,923,931
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2348% 6/3/2028 (b)(c)(i)	4,425,812	4,294,321
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 4/19/2030 (b)(c)(i)	2,423,925	2,426,955
		6,721,276
Broadline Retail - 0.2%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1634% 11/8/2032 (b)(c)(i)	2,963,737	2,971,532
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 1/23/2032 (b)(c)(i)	53,543,560	53,782,364
		56,753,896
Distributors - 0.1%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 12/11/2030 (b)(c)(i)	6,709,211	6,660,570
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 12/29/2032 (b)(c)(i)	10,045,000	9,988,547
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 5/24/2032 (b)(c)(i)	4,029,750	4,029,750
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 8/1/2030 (b)(c)(i)	3,975,782	3,959,878
		24,638,745
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.156% 7/31/2028 (b)(c)(i)	12,163,162	12,171,798
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 11/2/2029 (b)(c)(i)	4,066,141	4,065,125
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1251% 8/19/2030 (b)(c)(i)	2,348,942	2,334,261
		18,571,184
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9952% 2/7/2029 (b)(c)(i)	5,045,099	5,060,890
Aramark Services Inc Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 6/24/2030 (b)(c)(i)	2,139,560	2,144,374
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 11/24/2028 (b)(c)(i)	2,051,418	2,052,957
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 2/6/2030 (b)(c)(i)	12,707,007	12,325,797
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 2/6/2031 (b)(c)(i)	4,595,300	4,434,465
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 11/1/2031 (b)(c)(i)	4,510,275	3,828,682
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 6/29/2029 (b)(c)(i)	3,249,925	2,899,356
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9496% 4/2/2029 (b)(c)(i)	3,526,975	3,543,129
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 1/29/2029 (b)(c)(i)	28,838,855	28,722,923
Fitness International LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 2/12/2029 (b)(c)(i)	1,715,000	1,719,287
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 11/30/2030 (b)(c)(i)	6,164,091	6,107,566
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3703% 1/28/2032 (b)(c)(i)	6,566,873	6,462,000
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1996% 12/4/2031 (b)(c)(i)	2,472,605	2,480,889
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 5/27/2032 (b)(c)(i)	1,602,888	1,607,102
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 1/17/2031 (b)(c)(i)	2,175,422	2,174,748
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 8/2/2028 (b)(c)(i)	9,186,122	9,187,408
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3343% 11/8/2030 (b)(c)(i)	2,008,852	2,017,148
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 10/31/2031 (b)(c)(i)	8,956,801	8,255,931
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 4/26/2030 (b)(c)(i)	5,543,990	5,525,196
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6464% 11/5/2031 (b)(c)(i)	3,915,586	3,921,460
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.5789% 4/16/2029 (b)(c)(i)	3,309,767	3,312,514
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 6/1/2028 (b)(c)(i)	5,432,516	5,181,860
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 4/1/2031 (b)(c)(i)	3,163,650	3,165,643
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 7/18/2031 (b)(c)(i)	2,216,341	2,219,665
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1996% 8/18/2032 (b)(c)(i)	2,030,675	2,010,368
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6203% 7/2/2032 (b)(c)(i)	5,503,577	4,767,474
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(i)(m)	235,230	203,768
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 3/14/2031 (b)(c)(i)	6,135,174	6,151,371
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 11/21/2031 (b)(c)(i)	3,686,289	3,686,473
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (b)(c)(i)	15,501,966	13,641,730
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2027 (b)(c)(i)(j)	550,000	357,500
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2026 (b)(c)(i)	2,619,075	2,304,786
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 8/3/2028 (b)(c)(i)	6,373,449	6,380,396
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9133% 9/3/2029 (b)(c)(i)	3,045,095	2,649,233
		170,504,089
Household Durables - 0.0%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1083% 9/26/2031 (b)(c)(i)	736,562	738,006
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.87% 10/24/2031 (b)(c)(i)	4,340,871	4,363,921
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9703% 6/29/2028 (b)(c)(i)	5,662,641	5,178,486
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4418% 10/1/2032 (b)(c)(i)	8,439,000	8,101,440
		18,381,853
Specialty Retail - 0.2%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6567% 10/16/2031 (b)(c)(i)	5,408,016	5,414,776
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/23/2029 (b)(c)(i)(l)	3,844,000	3,591,526
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8993% 6/9/2031 (b)(c)(i)	2,826,950	2,827,685
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4343% 6/6/2031 (b)(c)(i)	1,511,969	1,214,685
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.5843% 6/6/2031 (b)(c)(i)	1,838,905	1,628,369
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.668% 2/22/2033 (b)(c)(i)	1,310,000	1,297,148
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(i)(j)(k)	38,344	15,396
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1918% 3/15/2031 (b)(c)(i)	3,882,438	3,865,627
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9496% 10/14/2032 (b)(c)(i)	2,520,000	2,521,361
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2348% 10/20/2028 (b)(c)(i)	3,533,965	3,432,752
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9703% 10/20/2028 (b)(c)(i)	1,351,000	1,326,790
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1666% 2/28/2033 (b)(c)(i)	4,735,000	4,577,561
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4132% 9/4/2029 (b)(c)(i)	12,802,783	11,905,180
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 4/30/2031 (b)(c)(i)	5,800,000	5,783,064
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 1/30/2031 (b)(c)(i)	3,292,249	3,283,327
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 10/31/2029 (b)(c)(i)	6,352,023	6,303,367
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 2/10/2033 (b)(c)(i)	2,160,000	2,138,400
		61,127,014
Textiles, Apparel & Luxury Goods - 0.0%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 8/26/2031 (b)(c)(i)	7,177,179	7,181,700
TOTAL CONSUMER DISCRETIONARY		382,803,688
Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 4/1/2032 (b)(c)(i)	2,112,717	2,124,167
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0496% 1/24/2029 (b)(c)(i)	3,956,131	2,625,447
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7996% 1/24/2030 (b)(c)(i)	1,140,306	358,341
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1996% 1/24/2029 (b)(c)(i)	2,569,230	2,593,329
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 3/31/2031 (b)(c)(i)	8,490,000	8,538,733
		16,240,017
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (b)(c)(i)	6,147,385	5,893,805
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5496% 8/1/2029 (b)(c)(i)	6,220,695	4,181,676
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1996% 3/31/2031 (b)(c)(i)(j)	1,473,612	1,105,209
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6996% 9/30/2030 (b)(c)(i)(j)	390,002	382,202
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9285% 4/1/2029 (b)(c)(i)	2,981,018	2,973,566
		14,536,458
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 12/23/2030 (b)(c)(i)	3,239,399	3,239,399
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 10/28/2032 (b)(c)(i)	4,224,413	4,236,494
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (b)(c)(i)(j)(k)	6,726,537	1
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(i)(j)(k)	1,139,735	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(i)(j)(k)	1,014,876	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(i)(j)(k)	3,644,324	1,380,215
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 2/12/2031 (b)(c)(i)	4,222,770	4,142,073
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6687% 7/9/2032 (b)(c)(i)	4,514,863	4,537,437
		17,535,619
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4848% 5/17/2028 (b)(c)(i)	3,667,200	3,013,668
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2658% 2/23/2029 (b)(c)(i)	919,146	919,146
Prestige Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 5/20/2033 (b)(c)(i)(l)	1,810,000	1,814,525
		5,747,339
TOTAL CONSUMER STAPLES		54,059,433
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.3814% 7/9/2031 (b)(c)(i)	3,092,900	3,101,282
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 12/31/2032 (b)(c)(i)	10,499,370	10,473,542
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/17/2032 (b)(c)(i)(l)	2,395,000	2,397,994
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1996% 4/1/2030 (b)(c)(i)	2,198,236	2,209,227
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 5/30/2031 (b)(c)(i)	1,432,819	1,438,793
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(i)(k)	40,362,032	26,217,158
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 8/1/2029 (b)(c)(i)	1,401,605	1,407,295
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8453% 5/25/2029 (b)(c)(i)	2,941,477	2,937,801
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8453% 5/25/2029 (b)(c)(i)	367,932	367,472
TOTAL ENERGY		50,550,564
Financials - 0.6%
Capital Markets - 0.1%
Broadstreet Partners Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 6/16/2031 (b)(c)(i)	4,394,922	4,334,492
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6996% 10/31/2031 (b)(c)(i)	7,554,034	7,559,775
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 5/17/2031 (b)(c)(i)	2,673,654	2,669,750
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 9/15/2031 (b)(c)(i)	5,694,732	5,594,561
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1996% 9/5/2031 (b)(c)(i)	3,166,932	3,171,556
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4081% 2/3/2032 (b)(c)(i)	5,285,621	5,280,653
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6658% 12/15/2031 (b)(c)(i)	11,134,372	11,065,785
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/25/2033 (b)(c)(i)(l)	6,085,000	6,102,769
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/25/2033 (b)(c)(i)(l)	920,000	922,686
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 11/26/2031 (b)(c)(i)	2,702,700	2,706,078
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 12/1/2028 (b)(c)(i)	2,213,114	2,219,200
		51,627,305
Financial Services - 0.2%
ACNR Holdings Inc 2LN, term loan 13% (b)(i)(j)(n)	554,160	542,411
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1822% 7/1/2032 (b)(c)(i)	2,248,825	2,143,872
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 11/5/2032 (b)(c)(i)	2,927,663	2,928,189
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(c)(i)(j)(k)	160,254	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 9/22/2032 (b)(c)(i)	3,341,625	2,908,049
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 8.6271% 1/9/2027 (b)(c)(i)(j)	3,063,925	3,017,966
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.686% 4/16/2029 (b)(c)(i)	1,898,121	1,891,592
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 11/17/2031 (b)(c)(i)	6,391,386	6,351,440
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 7/31/2031 (b)(c)(i)	7,943,553	7,800,570
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6416% 7/31/2031 (b)(c)(i)	2,362,675	2,324,707
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.3703% 2/16/2032 (b)(c)(i)	1,875,000	1,825,781
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1687% 10/8/2032 (b)(c)(i)	2,545,000	2,546,374
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3703% 8/2/2032 (b)(c)(i)	1,989,547	1,964,060
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4166% 2/20/2030 (b)(c)(i)	2,739,904	2,733,355
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6773% 7/6/2032 (b)(c)(i)	683,288	683,288
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 6/24/2031 (b)(c)(i)	2,789,407	2,788,766
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 6/24/2031 (b)(c)(i)	1,820,913	1,820,111
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (i)(j)	4,774,000	4,837,637
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (b)(c)(i)	15,643,885	15,650,456
		64,758,624
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 6/21/2032 (b)(c)(i)	7,939,751	7,508,066
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 11/6/2030 (b)(c)(i)	27,537,147	26,091,447
Alera Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 5/28/2032 (b)(c)(i)	6,479,782	6,240,030
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 9/19/2031 (b)(c)(i)	4,186,859	4,169,651
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 1/30/2032 (b)(c)(i)	4,211,553	4,201,319
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 9/19/2030 (b)(c)(i)	15,751,933	15,756,816
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 9/19/2030 (b)(c)(i)	4,208,200	4,206,222
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (b)(c)(i)	18,521,847	18,054,911
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0279% 1/20/2029 (b)(c)(i)	4,753,065	4,753,826
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 5/6/2031 (b)(c)(i)	7,821,371	7,737,057
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9221% 6/20/2030 (b)(c)(i)	12,159,042	12,183,603
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 9/15/2031 (b)(c)(i)	3,571,526	3,573,312
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 9/29/2030 (b)(c)(i)	1,365,244	1,364,671
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 11/21/2029 (b)(c)(i)	6,359,512	6,359,512
		122,200,443
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
TPG RE Finance Trust Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3785% 5/16/2033 (b)(c)(i)	1,350,000	1,349,999
TOTAL FINANCIALS		239,936,371
Health Care - 0.4%
Biotechnology - 0.0%
Alkermes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4148% 8/12/2031 (b)(c)(i)	1,390,000	1,400,716
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4283% 4/27/2033 (b)(c)(i)	2,450,000	2,452,034
Grifols International Services USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1869% 4/14/2033 (b)(c)(i)	2,560,000	2,571,776
		6,424,526
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4022% 1/15/2031 (b)(c)(i)	5,009,825	5,026,107
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9239% 4/7/2033 (b)(c)(i)	9,415,000	9,316,048
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 8/1/2031 (b)(c)(i)	7,022,642	7,061,266
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1203% 8/21/2030 (b)(c)(i)	1,808,710	1,697,927
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 8/23/2032 (b)(c)(i)	8,303,462	7,912,535
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 5/30/2031 (b)(c)(i)	2,249,593	2,250,290
		33,264,173
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0634% 2/15/2029 (b)(c)(i)	2,463,804	1,238,062
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 9/17/2032 (b)(c)(i)	1,273,600	1,276,555
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6996% 6/28/2029 (b)(c)(i)(j)	1,394,652	976,256
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8879% 2/11/2028 (b)(c)(i)	3,390,888	3,386,412
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 5/9/2031 (b)(c)(i)	4,270,951	4,290,298
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 2/6/2033 (b)(c)(i)	2,118,988	2,126,701
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.8482% 10/1/2032 (b)(c)(i)	1,922,992	1,931,030
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6203% 9/24/2031 (b)(c)(i)	5,672,511	4,908,027
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 10/23/2031 (b)(c)(i)	1,714,676	1,722,187
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.0593% 10/23/2031 (b)(c)(i)(m)	222,179	223,151
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 8/25/2032 (b)(c)(i)	3,167,452	3,164,823
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 7/3/2028 (b)(c)(i)	1,731,034	1,733,630
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 7/3/2028 (b)(c)(i)	431,288	431,935
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 4/15/2031 (b)(c)(i)	3,652,204	3,662,723
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7007% 12/29/2030 (b)(c)(i)	687,222	577,266
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6203% 12/12/2030 (b)(c)(i)	8,625,000	8,674,076
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 2/21/2031 (b)(c)(i)	2,362,945	2,367,080
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1562% 12/4/2031 (b)(c)(i)	9,744,600	9,748,303
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 3/31/2033 (b)(c)(i)	1,905,000	1,857,375
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 12/30/2032 (b)(c)(i)	1,280,921	1,286,993
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 1.75% 12/30/2032 (b)(c)(i)(m)	194,079	194,999
		55,777,882
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 2/15/2029 (b)(c)(i)	8,489,325	8,478,713
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (i)	1,300,000	1,230,670
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3993% 3/26/2032 (b)(c)(i)	1,925,450	1,800,296
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3993% 5/1/2031 (b)(c)(i)	7,081,903	6,633,407
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 9/28/2029 (b)(c)(i)	3,983,700	3,926,614
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 11/26/2031 (b)(c)(i)	7,752,051	7,640,655
		29,710,355
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 12/12/2031 (b)(c)(i)	9,327,508	9,338,234
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 10/8/2030 (b)(c)(i)	30,140,913	29,073,322
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 8/2/2032 (b)(c)(i)	3,233,750	3,249,919
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3993% 10/31/2032 (b)(c)(i)	1,376,550	1,375,256
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3703% 4/23/2031 (b)(c)(i)	4,256,776	4,258,563
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 5/5/2028 (b)(c)(i)	4,851,273	4,866,458
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 5/19/2031 (b)(c)(i)	4,213,007	4,210,732
		47,034,250
TOTAL HEALTH CARE		181,549,420
Industrials - 0.9%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 10/17/2030 (b)(c)(i)	1,631,271	1,634,745
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 1/27/2032 (b)(c)(i)	2,117,809	2,118,317
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 5.9496% 2/26/2032 (b)(c)(i)	4,287,391	4,294,209
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 1% 2/26/2032 (b)(c)(i)(m)	497,302	498,092
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4608% 4/1/2032 (b)(c)(i)	1,396,500	1,404,069
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3751% 2/17/2033 (b)(c)(i)	1,795,000	1,796,795
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3703% 12/11/2031 (b)(c)(i)	3,517,897	3,527,783
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (b)(c)(i)(m)	171,923	172,406
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 8/19/2032 (b)(c)(i)	437,800	438,855
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.8703% 3/22/2030 (b)(c)(i)	16,765,158	16,801,873
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1203% 1/19/2032 (b)(c)(i)	850,425	852,517
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 2/13/2033 (b)(c)(i)	5,530,000	5,542,885
VSE Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6464% 5/5/2033 (b)(c)(i)	2,440,000	2,444,270
		41,526,816
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 10/31/2031 (b)(c)(i)	2,709,886	2,718,232
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 10/31/2031 (b)(c)(i)	1,030,754	1,033,929
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4703% 11/23/2028 (b)(c)(i)	2,505,426	2,463,661
STG Distribution LLC Tranche DIP FLFO ROLLUP 1LN, term loan CME Term SOFR 1 month Index x 8%, 8% 7/13/2026 (b)(c)(i)(j)	562,773	541,387
STG Distribution LLC Tranche DIP FLSO ROLLUP 1LN, term loan CME Term SOFR 3 month Index + 0%, 8% 7/13/2026 (b)(c)(i)(j)	44,995	450
STG Distribution LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 0% (b)(c)(i)(j)(k)	262,797	252,810
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 0% (b)(c)(i)(j)(k)	1,684,898	16,849
STG Distribution LLC Tranche NEW MONEY DIP 1LN, term loan CME Term SOFR 1 month Index + 8%, 8% 7/13/2026 (b)(c)(i)(j)	1,480,085	1,554,090
		8,581,408
Building Products - 0.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 5/16/2033 (b)(c)(i)	3,629,370	3,634,560
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 9/8/2032 (b)(c)(i)	4,216,372	4,218,396
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.299% 8/1/2028 (b)(c)(i)	1,022,715	584,655
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.024% 4/12/2028 (b)(c)(i)	15,251,641	9,021,347
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.174% 5/15/2031 (b)(c)(i)	2,844,867	1,417,683
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9158% 5/31/2030 (b)(c)(i)	660,013	660,045
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 8/4/2031 (b)(c)(i)	2,814,370	2,813,498
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1706% 1/24/2029 (b)(c)(i)	2,611,892	2,625,761
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.6996% 2/20/2032 (b)(c)(i)	5,546,648	5,527,568
		30,503,513
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 12/21/2028 (b)(c)(i)	16,924,429	16,935,937
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 8/20/2032 (b)(c)(i)	15,168,775	15,215,647
Arcwood Environmental Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6918% 4/1/2033 (b)(c)(i)	1,580,000	1,585,925
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1203% 2/15/2031 (b)(c)(i)	10,459,958	9,178,613
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 5/31/2028 (b)(c)(i)	3,081,056	3,087,989
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (b)(c)(i)	15,302,368	12,467,604
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 0% 5/2/2030 (b)(c)(i)	765,000	753,524
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.5996% 5/3/2029 (b)(c)(i)	4,035,235	2,353,874
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.6562% 2/9/2031 (b)(c)(i)	1,178,023	1,179,990
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (b)(c)(i)	30,885,744	22,639,251
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.0961% 9/4/2030 (b)(c)(i)	5,235,758	5,361,573
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6634% 2/9/2033 (b)(c)(i)	14,890,000	14,860,220
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 10/21/2028 (b)(c)(i)	2,123,470	2,125,678
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1657% 3/3/2032 (b)(c)(i)	6,310,450	6,312,028
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6394% 12/10/2032 (b)(c)(i)	1,476,300	1,475,385
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6996% 11/1/2031 (b)(c)(i)	3,796,512	3,809,799
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3776% 11/8/2032 (b)(c)(i)	3,300,229	3,303,794
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (b)(c)(i)	25,760,000	25,445,986
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4333% 12/31/2032 (b)(c)(i)	4,670,382	4,686,729
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1477% 10/8/2032 (b)(c)(i)	887,775	891,104
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 12/11/2028 (b)(c)(i)	2,018,325	2,025,046
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (b)(c)(i)	4,920,000	4,889,250
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6139% 9/10/2032 (b)(c)(i)	2,140,000	2,143,124
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2112% 10/19/2030 (b)(c)(i)	1,841,010	1,660,591
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9612% 4/19/2030 (b)(c)(i)	1,921,215	1,916,413
		166,305,074
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9322% 3/27/2031 (b)(c)(i)	2,162,596	2,167,699
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 11/3/2031 (b)(c)(i)	2,769,938	2,781,682
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4011% 1/27/2033 (b)(c)(i)	2,020,000	2,031,999
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.164% 2/16/2028 (b)(c)(i)	1,345,896	1,348,251
		8,329,631
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 7/16/2032 (b)(c)(i)	2,123,950	2,115,985
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 4/10/2031 (b)(c)(i)	3,762,700	3,757,319
		5,873,304
Machinery - 0.1%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3814% 1/2/2033 (b)(c)(i)	1,315,000	1,315,684
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.0982% 8/30/2032 (b)(c)(i)	1,925,175	1,927,581
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3823% 9/12/2032 (b)(c)(i)	3,072,300	3,084,589
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1822% 3/15/2030 (b)(c)(i)	3,353,205	3,354,882
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1996% 2/3/2033 (b)(c)(i)	3,072,925	3,076,766
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6493% 10/10/2031 (b)(c)(i)	1,922,210	1,929,110
Indicor LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 11/22/2029 (b)(c)(i)	3,148,694	3,153,606
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 1/2/2032 (b)(c)(i)	1,018,111	1,020,840
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7203% 3/25/2031 (b)(c)(i)	7,568,300	7,545,595
		26,408,653
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9252% 4/20/2028 (b)(c)(i)	4,666,458	4,644,805
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4252% 5/28/2032 (b)(c)(i)	1,970,100	1,969,864
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/29/2033 (b)(c)(i)(l)	7,595,000	7,519,050
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9075% 6/4/2029 (b)(c)(i)	2,651,100	2,609,902
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3583% 2/24/2031 (b)(c)(i)	3,491,139	3,490,057
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4418% 4/1/2031 (b)(c)(i)	5,359,161	5,310,017
		25,543,695
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 8/12/2032 (b)(c)(i)	3,983,773	3,977,319
Amentum Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 9/29/2031 (b)(c)(i)	6,005,000	6,006,501
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 10/30/2031 (b)(c)(i)	1,955,250	1,958,300
CACI International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 3/9/2033 (b)(c)(i)	980,000	977,962
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 12/29/2028 (b)(c)(i)	4,561,359	2,676,012
CHG Healthcare Services Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6566% 9/29/2031 (b)(c)(i)	3,070,401	3,073,226
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 5/30/2031 (b)(c)(i)	1,100,400	1,097,649
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 7/31/2031 (b)(c)(i)	9,268,113	9,256,528
		29,023,497
Transportation Infrastructure - 0.0%
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 8/6/2030 (b)(c)(i)	1,782,133	1,788,816
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 2.75% 8/6/2030 (b)(c)(i)(m)	87,867	88,197
GB AIT Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 4/29/2033 (b)(c)(i)	4,240,000	4,246,614
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9496% 1/2/2029 (b)(c)(i)	843,178	822,942
Modern Aviation FBO Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/16/2033 (b)(c)(i)(l)	590,000	591,475
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 7/26/2028 (b)(c)(i)	2,631,385	2,630,964
		10,169,008
TOTAL INDUSTRIALS		352,264,599
Information Technology - 0.8%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3526% 10/24/2030 (b)(c)(i)	1,086,711	1,087,733
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 7/2/2029 (b)(c)(i)	2,323,121	2,318,289
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 7/9/2032 (b)(c)(i)	4,855,261	4,861,330
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1203% 7/29/2033 (b)(c)(i)	760,000	757,150
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 5/30/2031 (b)(c)(i)	5,027,099	4,954,559
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 11/9/2029 (b)(c)(i)	2,391,056	2,359,375
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 0% 8/18/2031 (b)(c)(i)	4,158,276	4,167,548
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 3/17/2032 (b)(c)(i)	2,044,589	2,047,144
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1822% 10/1/2032 (b)(c)(i)	2,723,175	2,733,768
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 2.5% 10/1/2032 (b)(c)(i)(m)	525,000	527,042
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 3.0749% 12/16/2032 (b)(c)(i)(m)	306,800	307,423
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 12/16/2032 (b)(c)(i)	2,053,200	2,057,368
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1261% 2/28/2033 (b)(c)(i)	3,835,000	3,843,859
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9158% 10/24/2031 (b)(c)(i)	2,572,438	2,568,142
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8993% 5/30/2030 (b)(c)(i)	1,790,324	1,792,562
		35,295,559
IT Services - 0.1%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 2/3/2031 (b)(c)(i)	3,053,172	3,046,700
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4347% 2/12/2029 (b)(c)(i)	290,000	238,061
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (b)(c)(i)	9,572,552	8,893,475
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (b)(i)	973,949	784,028
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.8703% 10/31/2030 (b)(c)(i)	3,098,926	3,083,432
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.6634% 3/21/2033 (b)(c)(i)	4,415,000	3,328,910
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9134% 3/22/2032 (b)(c)(i)	10,343,080	8,961,141
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 6/17/2031 (b)(c)(i)	6,690,984	6,598,983
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 2/1/2029 (b)(c)(i)	1,615,000	1,052,641
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5134% 2/1/2028 (b)(c)(i)	16,824,169	14,943,395
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 6/20/2031 (b)(c)(i)	3,564,000	3,567,707
		54,498,473
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3952% 2/4/2033 (b)(c)(i)	1,456,182	1,460,273
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6658% 11/1/2032 (b)(c)(i)	4,633,388	4,648,446
		6,108,719
Software - 0.6%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9496% 2/24/2031 (b)(c)(i)	8,269,649	8,190,839
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 12/11/2028 (b)(c)(i)	9,439,672	9,306,195
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 7/6/2029 (b)(c)(i)	1,127,368	531,554
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 8/13/2032 (b)(c)(i)	7,368,091	6,891,227
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 3/21/2031 (b)(c)(i)	7,396,656	6,941,540
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 3.1992% 11/15/2031 (b)(c)(i)(m)	9,695,000	9,893,069
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9271% 10/9/2031 (b)(c)(i)	7,685,510	7,330,901
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9271% 10/9/2032 (b)(c)(i)	1,630,000	1,490,097
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6634% 2/4/2033 (b)(c)(i)	12,200,000	11,602,444
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.6203% 2/19/2029 (b)(c)(i)	2,493,409	1,946,430
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6658% 8/6/2032 (b)(c)(i)	2,109,400	2,092,272
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9496% 4/2/2029 (b)(c)(i)(j)	5,293,000	5,185,018
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 10/9/2029 (b)(c)(i)	5,557,028	5,485,231
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2803% 11/6/2028 (b)(c)(i)	184,079	124,069
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 5/30/2031 (b)(c)(i)	4,321,618	4,262,196
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 4/16/2032 (b)(c)(i)	729,488	722,192
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 9/12/2029 (b)(c)(i)	8,244,306	8,177,857
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 1/30/2032 (b)(c)(i)	2,437,413	2,344,791
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 7/26/2032 (b)(c)(i)	6,109,688	5,208,509
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8703% 12/31/2031 (b)(c)(i)	10,196,014	8,785,599
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8703% 5/3/2028 (b)(c)(i)	12,183,813	11,778,337
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 2/23/2029 (b)(c)(i)	2,390,000	2,071,341
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9134% 7/1/2031 (b)(c)(i)	10,580,862	9,575,680
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 10.9067% 8/15/2028 (b)(c)(i)	3,826,757	2,716,997
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3814% 11/15/2032 (b)(c)(i)	2,455,000	2,422,790
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 6/2/2028 (b)(c)(i)	21,489,901	19,198,434
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6996% 5/9/2033 (b)(c)(i)	2,785,000	1,624,574
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 10/26/2030 (b)(c)(i)	3,141,129	2,266,859
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 7/16/2031 (b)(c)(i)	3,208,733	3,168,977
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (b)(c)(i)	18,530,239	18,077,916
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4671% 5/15/2028 (b)(c)(i)	5,962,641	5,171,518
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9671% 5/15/2028 (b)(c)(i)	1,389,461	1,422,807
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 9/8/2032 (b)(c)(i)	8,600,300	8,603,912
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6634% 4/5/2030 (b)(c)(i)	10,531,361	8,223,202
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1752% 12/19/2030 (b)(c)(i)	2,365,000	2,211,275
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 8/13/2029 (b)(c)(i)	4,513,279	4,330,175
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 5/9/2031 (b)(c)(i)	6,267,880	6,259,919
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.914% 2/10/2031 (b)(c)(i)	19,210,315	18,541,988
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9134% 4/14/2031 (b)(c)(i)	5,466,859	5,289,186
		239,467,917
TOTAL INFORMATION TECHNOLOGY		336,458,401
Materials - 0.4%
Chemicals - 0.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9496% 12/14/2029 (b)(c)(i)	4,068,588	3,600,700
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (b)(c)(i)	1,811,500	1,630,350
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 11/24/2028 (b)(c)(i)	4,352,000	3,264,000
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (b)(c)(i)	12,012,838	10,811,554
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7348% 6/9/2028 (b)(c)(i)	737,577	660,596
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4496% 12/23/2031 (b)(c)(i)	5,188,723	5,132,530
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 10/15/2032 (b)(c)(i)	6,628,388	6,610,159
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8751% 1/14/2033 (b)(c)(i)	4,320,000	4,301,986
CoorsTek Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6701% 10/28/2032 (b)(c)(i)	2,059,838	2,069,622
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6251% 11/1/2030 (b)(c)(i)	2,861,819	2,871,349
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4136% 10/4/2029 (b)(c)(i)	16,256,172	16,165,626
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (b)(c)(i)	14,362,363	13,684,172
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.5843% 3/15/2029 (b)(c)(i)	16,021,295	15,500,603
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.1578% 3/15/2030 (b)(c)(i)	2,623,088	2,416,520
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (b)(c)(i)	10,664,960	10,558,311
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 4/4/2033 (b)(c)(i)	5,395,000	5,388,256
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4134% 10/29/2032 (b)(c)(i)	2,145,000	2,156,390
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1648% 9/30/2031 (b)(c)(i)	4,012,537	3,367,361
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1203% 9/30/2031 (b)(c)(i)	1,981,878	1,987,923
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/9/2032 (b)(c)(i)	2,751,175	2,744,297
		114,922,305
Construction Materials - 0.0%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 2/10/2032 (b)(c)(i)	7,655,541	7,655,924
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 4/2/2029 (b)(c)(i)	1,614,968	1,615,582
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 10/15/2032 (b)(c)(i)	1,529,838	1,286,975
		10,558,481
Containers & Packaging - 0.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 3/3/2031 (b)(c)(i)	6,038,858	5,738,968
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9443% 6/9/2031 (b)(c)(i)	8,084,281	8,029,550
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1452% 11/29/2030 (b)(c)(i)	3,967,791	3,974,735
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.7953% 4/13/2029 (b)(c)(i)	15,077,355	14,681,574
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 4/1/2032 (b)(c)(i)	9,167,433	8,655,249
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 1/26/2033 (b)(c)(i)	2,330,000	2,332,423
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 5/1/2031 (b)(c)(i)	2,722,266	2,706,395
Proampac PG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6641% 3/7/2033 (b)(c)(i)	3,315,000	3,242,501
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 4/21/2031 (b)(c)(i)	1,139,965	1,140,558
Sword Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 4/9/2033 (b)(c)(i)	6,595,000	6,423,530
		56,925,483
Metals & Mining - 0.0%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1083% 8/23/2032 (b)(c)(i)	2,888,175	2,893,807
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 5/23/2031 (b)(c)(i)	2,537,178	2,540,349
TOTAL MATERIALS		187,840,425
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1658% 8/21/2030 (b)(c)(i)	3,471,614	3,480,294
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3639% 4/28/2033 (b)(c)(i)	3,420,000	3,423,557
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4188% 4/16/2031 (b)(c)(i)	4,744,980	4,748,919
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6493% 1/27/2031 (b)(c)(i)	7,921,420	7,924,113
		16,096,589
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 5/29/2033 (b)(c)(i)(l)	915,000	912,713
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 9/30/2031 (b)(c)(i)	3,725,223	3,717,623
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 7/31/2030 (b)(c)(i)	3,175,000	3,178,524
Clean Energy Future-Trumbull LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6689% 4/29/2033 (b)(c)(i)	1,410,000	1,412,650
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 2/26/2032 (b)(c)(i)	2,168,228	2,169,399
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 6/4/2032 (b)(c)(i)	2,420,182	2,426,233
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9465% 6/4/2032 (b)(c)(i)	308,639	309,410
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1203% 3/29/2030 (b)(c)(i)	5,364,931	5,409,621
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3751% 12/15/2031 (b)(c)(i)	1,362,750	1,355,511
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 11/25/2032 (b)(c)(i)	3,142,125	3,113,469
		24,005,153
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9848% 6/23/2028 (b)(c)(i)	3,006,495	2,998,047
TOTAL UTILITIES		43,099,789
TOTAL UNITED STATES		1,976,092,233
TOTAL BANK LOAN OBLIGATIONS (Cost $2,224,731,637)		2,145,334,035

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	8,844,000	9,021,851
Keybank National Association 6.95% 2/1/2028	1,259,000	1,304,379
Morgan Stanley Bank NA 4.788% 5/10/2030 (b)	11,682,000	11,715,115
Regions Bank/Birmingham AL 6.45% 6/26/2037	15,683,000	16,567,995

TOTAL UNITED STATES		38,609,340
TOTAL BANK NOTES (Cost $37,456,172)		38,609,340

Collateralized Mortgage Obligations - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (p)	8,592,993	7,591,310
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (b)(p)	2,331,951	2,300,251
BRAVO Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (p)	9,644,191	9,572,486
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(p)	4,430,152	4,451,160
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (o)(p)	6,390,831	6,372,960
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(p)	5,522,314	5,522,314
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(p)	2,993,380	2,983,600
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(p)	3,496,877	3,447,785
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (p)	18,214,518	18,013,899
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(j)(p)	153,098	14
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.4781% 5/27/2037 (b)(c)(p)	71,070	70,952
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	9,586	9,686
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	13,343	13,481
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	16,824	17,052
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	12,584	12,749
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	17,905	18,178
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	6,602	6,710
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	3,249	3,330
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	11,346	11,715
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5266% 2/25/2032 (b)(c)	2,220	2,231
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.756% 3/18/2032 (b)(c)	4,057	4,099
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 4/25/2032 (b)(c)	4,208	4,247
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 10/25/2032 (b)(c)	5,148	5,197
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.4766% 1/25/2032 (b)(c)	2,036	2,044
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.8234% 11/25/2032 (b)(s)	2,289	40
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 12/25/2033 (b)(s)	94,684	9,811
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 3/25/2033 (b)(s)	5,141	474
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (u)	11,508	10,015
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9934% 6/25/2035 (b)(s)	109,338	6,045
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	357,344	364,956
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.8609% 8/25/2035 (b)(c)	1,966	2,017
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	310,825	310,937
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	44,758	45,474
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.9534% 11/25/2036 (b)(s)	68,714	4,965
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.9134% 12/25/2036 (b)(s)	36,173	2,891
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (u)	48,923	44,221
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (u)	87,244	75,411
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (u)	9,694	8,081
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.7134% 5/25/2037 (b)(s)	24,763	1,982
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 18.2605% 6/25/2037 (b)(c)	17,733	22,408
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.2405% 7/25/2037 (b)(c)	26,655	33,303
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.2405% 7/25/2037 (b)(c)	3,320	3,651
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	1,014,459	977,396
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	1,301,575	1,255,686
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	100,756	103,650
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	607,142	602,395
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (s)	107,647	1,244
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	406,912	403,128
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	623,482	577,621
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	912,167	857,573
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.3234% 1/25/2044 (b)(s)	180,482	16,947
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (s)	772,060	103,102
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	739,567	708,368
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	584,010	579,225
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	8,147,963	7,107,301
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	634,542	631,387
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	182,405	181,401
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (s)	499,847	63,231
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	6,489,669	5,901,575
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	2,808,234	2,494,767
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	3,968,119	3,528,136
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,493,728	2,117,477
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,650,119	2,250,271
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	2,248,758	1,909,548
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	2,195,127	1,955,386
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	9,624,488	8,574,227
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	6,426,334	5,749,384
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	22,763,897	20,344,100
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	3,440,346	3,053,964
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	2,027,340	1,890,485
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	2,803,994	2,588,857
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	2,491,625	2,280,886
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	2,100,640	1,993,107
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	3,888,983	3,630,020
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	3,090,348	2,929,206
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	3,350,733	3,166,000
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	1,199,005	1,106,506
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	3,355,921	3,284,540
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	9,119,911	8,224,322
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	23,495,809	20,943,570
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	7,327,694	7,130,101
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,496,134	2,226,487
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	2,702,871	2,445,559
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	1,502,805	1,473,369
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	3,219,136	2,796,290
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	8,095,647	7,307,612
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 8/25/2052 (b)(c)	8,854,440	8,787,922
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 9/25/2052 (b)(c)	18,789,719	18,648,563
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (b)(c)	6,132,762	6,094,144
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (b)(c)	21,725,233	21,560,200
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	5,562,043	5,463,805
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	2,863,155	2,671,889
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	9,119,461	8,331,418
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	7,201,715	5,967,525
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 11/25/2053 (b)(c)	5,495,329	5,575,386
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 11/25/2053 (b)(c)	14,871,166	15,086,959
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 11/25/2053 (b)(c)	1,960,393	1,988,931
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1421% 7/25/2054 (b)(c)	2,462,395	2,491,161
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 12/25/2054 (b)(c)	17,325,577	17,440,969
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 12/25/2054 (b)(c)	5,582,042	5,626,479
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	718	724
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (u)	29,312	25,059
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (u)	48,306	41,156
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (s)	339,003	9,048
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	3,755,772	3,499,768
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	1,943,144	1,797,009
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (b)(c)	7,255,070	7,299,956
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 3/25/2055 (b)(c)	11,980,039	12,087,671
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2054 (b)(c)	4,080,196	4,105,174
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (b)(c)	5,039,382	5,083,201
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 9/25/2054 (b)(c)	6,078,896	6,129,491
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	9,411,897	9,482,527
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	4,527,897	4,560,102
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	2,734,796	2,726,044
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	6,263,752	5,976,370
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	4,982,588	4,901,289
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	2,992,966	2,792,151
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (s)	22,539	2,753
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (s)	21,317	2,644
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(s)	14,115	2,055
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(s)	8,677	1,117
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (s)	13,539	1,949
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(s)	7,920	1,250
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (s)	94,378	14,093
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	3,438	3,479
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	13,143	13,303
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	1,184,630	1,165,956
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,101,296	1,874,645
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,957,871	1,742,514
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	2,144,543	1,915,314
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	2,777,967	2,383,144
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	6,559	6,662
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	50,140	50,968
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	2,444	2,487
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	7,055	7,159
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	14,098	14,293
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	8,336	8,452
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	4,458	4,529
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	5,579	5,672
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	61,267	63,299
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5573% 1/15/2032 (b)(c)	1,806	1,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 3/15/2032 (b)(c)	2,450	2,468
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7573% 3/15/2032 (b)(c)	2,360	2,382
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 6/15/2031 (b)(c)	3,441	3,462
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 3/15/2032 (b)(c)	1,249	1,258
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	15,779	16,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	24,502	24,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	42,506	43,720
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	425,602	433,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	19,582	20,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	624,837	626,321
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	190,220	196,146
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	386,749	385,939
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	103,190	104,427
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8427% 2/15/2036 (b)(s)	32,745	2,584
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (u)	111,808	93,081
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (u)	13,489	12,033
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (u)	59,520	50,180
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (u)	70,275	59,446
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	108,720	112,296
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	467,203	474,503
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.9027% 11/15/2036 (b)(s)	136,307	10,753
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	28,176	28,714
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8227% 6/15/2037 (b)(s)	95,832	8,256
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.0073% 5/15/2037 (b)(c)	118,117	117,057
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	49,974	50,471
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	515,968	520,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	71,924	71,560
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4026 Class MQ, 4% 4/15/2042	95,118	93,234
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	708,348	668,654
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (s)	242,229	14,166
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (s)	192,154	3,977
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	174,046	171,411
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	45,147	45,072
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	276,943	276,185
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	1,055,831	1,020,586
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	1,778,257	1,722,638
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	834,744	766,174
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	870,301	848,110
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	2,350,612	1,902,073
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	1,989,315	1,880,146
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5050 Class KP, 1% 12/25/2050	1,470,960	1,249,028
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	5,124,924	4,458,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	3,822,295	2,946,573
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	1,575,187	1,429,785
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	5,562,335	5,024,158
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	5,426,782	4,868,036
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	1,707,250	1,458,143
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	5,670,102	5,126,619
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	2,244,936	1,919,469
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	2,201,023	1,864,674
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	5,664,187	5,042,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	2,132,200	1,892,877
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	12,406,934	10,891,463
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	5,891,816	5,257,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	4,922,307	4,385,149
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,442,261	2,223,457
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	16,774,799	15,020,059
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,646,806	1,465,975
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	3,411,228	3,036,537
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,533,840	1,395,563
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	2,863,577	2,548,341
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,901,554	2,547,724
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	2,863,593	2,548,347
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,162,899	1,058,915
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	5,043,855	4,612,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	2,052,230	1,797,627
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	6,639,727	6,185,338
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	1,544,372	1,435,495
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	6,344,890	5,919,224
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,246,875	1,136,827
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	2,163,510	1,981,884
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	2,132,275	2,030,015
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	4,570,244	4,320,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	2,865,890	2,737,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	4,116,182	3,911,734
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	2,161,252	2,168,419
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	5,731,828	5,646,246
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.2821% 8/25/2052 (b)(c)	3,569,815	3,538,279
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3121% 9/25/2052 (b)(c)	3,830,456	3,781,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	4,771,810	4,752,585
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 8/25/2053 (b)(c)	8,305,930	8,338,370
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 10/25/2053 (b)(c)	5,969,168	6,058,220
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (b)(c)	5,587,438	5,628,327
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6121% 10/25/2054 (b)(c)	4,268,901	4,293,930
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	9,886,359	9,937,542
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	3,418,703	3,427,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 10/25/2054 (b)(c)	6,238,743	6,284,728
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	18,722,680	18,853,605
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9621% 3/25/2055 (b)(c)	11,602,783	11,735,059
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 4/25/2055 (b)(c)	7,620,218	7,646,364
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	14,481	14,692
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	1,399	1,418
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	2,265	2,293
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (u)	33,446	27,851
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1024% 5/20/2060 (b)(c)(t)	57,699	57,482
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0752% 8/20/2060 (b)(c)(t)	33,256	33,120
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1552% 12/20/2060 (b)(c)(t)	97,563	96,833
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 12/20/2060 (b)(c)(t)	66,576	66,515
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 2/20/2061 (b)(c)(t)	87,520	87,438
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2652% 2/20/2061 (b)(c)(t)	98,212	98,097
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 4/20/2061 (b)(c)(t)	69,033	68,978
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 5/20/2061 (b)(c)(t)	92,981	92,883
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 5/20/2061 (b)(c)(t)	65,604	65,540
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3052% 6/20/2061 (b)(c)(t)	75,112	75,077
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 10/20/2061 (b)(c)(t)	152,134	152,225
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4752% 11/20/2061 (b)(c)(t)	81,693	81,817
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4752% 1/20/2062 (b)(c)(t)	43,062	43,156
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4052% 1/20/2062 (b)(c)(t)	102,875	102,978
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4052% 3/20/2062 (b)(c)(t)	67,156	67,213
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4252% 5/20/2061 (b)(c)(t)	664	668
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.2952% 10/20/2062 (b)(c)(t)	47,978	47,946
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.1352% 3/20/2063 (b)(c)(t)	94,280	93,980
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 1/20/2064 (b)(c)(t)	50,965	50,993
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 12/20/2063 (b)(c)(t)	97,448	97,501
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 6/20/2064 (b)(c)(t)	276,690	276,480
Ginnie Mae Mortgage pass-thru certificates Series 2014-H20 Class BF, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 9/20/2064 (b)(c)(t)	1,207,315	1,206,208
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (t)	3,973	3,742
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1752% 12/20/2062 (b)(c)(t)	10,149	10,146
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	1,150,337	1,056,433
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.14% 8/20/2066 (b)(c)(t)	308,867	308,486
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	153,067	154,177
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7605% 5/16/2034 (b)(s)	29,687	1,372
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4605% 8/17/2034 (b)(s)	32,076	2,660
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 17.7628% 6/16/2037 (b)(c)	1,282	1,409
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9505% 6/16/2037 (b)(s)	59,091	4,260
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	4,491,484	4,390,346
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	1,998,168	1,953,547
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	443,734	433,746
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3224% 3/20/2060 (b)(c)(t)	181,232	181,194
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (s)	8,380	182
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3829% 7/20/2041 (b)(s)	171,302	14,574
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	374,034	371,222
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	2,376,216	2,204,783
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	919,406	846,463
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,555,887	1,430,534
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	1,244,137	1,154,294
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	801,370	749,454
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	3,944,076	3,601,302
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	2,230,309	2,051,661
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.1171% 1/20/2049 (b)(c)	2,512,709	2,512,160
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2171% 10/20/2049 (b)(c)	894,669	885,681
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.1671% 2/20/2049 (b)(c)	1,717,686	1,703,422
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (p)	7,144,727	6,984,258
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (o)(p)	1,326,102	1,310,028
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (b)(p)	7,973,605	7,987,017
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(p)	4,742,527	4,763,620
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (p)	5,365,375	5,040,826
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(p)	3,649,551	3,486,451
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(p)	4,672,300	4,690,681
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (p)	15,004,481	15,076,636
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (p)	1,898,816	1,781,209
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (p)	4,150,544	3,848,242
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (p)	668,904	661,131
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(p)	5,269,441	5,149,818
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (b)(p)	16,500,000	16,163,400
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (p)	1,802,321	1,802,399
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (o)(p)	7,242,304	7,038,040
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (p)	6,875,097	6,522,680
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (p)	18,894,541	18,315,516
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (p)	6,793,677	6,715,860
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (p)	1,987,729	1,965,744
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(p)	1,210,078	1,189,704
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(p)	8,427,293	8,202,711
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (p)	3,835,000	3,825,067
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (p)	1,728,471	1,627,934
Santander Mortgage Asset Receivable Trust Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (p)	15,245,102	15,321,807
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (b)(c)	1,706	1,596
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.3388% 9/25/2043 (b)(c)	704,783	687,911
Towd Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (p)	7,000,000	6,885,158
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (p)	5,483,352	5,187,656
VCAT LLC Series 2026-NPL3 Class A1, 5.774% 5/25/2056 (b)(p)	5,188,000	5,187,933
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(p)	3,461,748	3,474,807
TOTAL UNITED STATES		855,027,634
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $844,160,898)		855,027,634

Commercial Mortgage Securities - 5.4%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/LLC Series 2019-RK1 Class BT, 4.45% 4/15/2038 (p)	2,215,000	2,109,293
UNITED STATES - 5.4%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (b)(c)(p)	19,850,000	19,930,641
Ares Commercial Mortgage Trust Series 2026-GCP Class D, CME Term SOFR 1 month Index + 2.35%, 5.9771% 2/15/2043 (b)(c)(p)	1,650,000	1,652,063
Ares Trust 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.1771% 4/15/2042 (b)(c)(p)	3,501,000	3,505,373
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.6661% 10/15/2034 (b)(c)(p)	2,069,000	2,074,593
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (p)	10,024,501	9,800,864
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (p)	2,422,000	2,336,021
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 7.4925% 9/15/2038 (b)(c)(p)	1,120,000	1,030,400
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9962% 7/15/2049 (b)	845,000	816,529
BANK Series 2017-BNK4 Class C, 4.372% 5/15/2050	1,415,000	1,254,403
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (j)(p)	1,426,000	946,584
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	126,970	126,704
BANK Series 2017-BNK8 Class D, 2.6% 11/15/2050 (p)	1,738,000	994,592
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (p)	1,092,000	524,993
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	1,314,309	1,307,791
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (b)	2,308,000	2,080,840
BANK Series 2018-BN15 Class D, 3% 11/15/2061 (p)	735,000	611,958
BANK Series 2018-BN15 Class E, 3% 11/15/2061 (p)	735,000	577,681
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	465,962	454,890
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	2,606,000	2,452,405
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,281,344	1,246,392
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (p)	430,000	331,798
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	1,473,000	1,307,967
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	639,000	564,218
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (p)	441,000	327,627
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/2053 (b)(j)(p)	3,731,000	2,262,048
BANK Series 2021-BN32 Class A5, 2.643% 4/15/2054	630,000	571,700
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	1,238,000	1,115,260
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	1,016,000	865,213
BANK Series 2021-BN33 Class XA, 1.1363% 5/15/2064 (b)(s)	9,303,080	335,664
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	1,860,000	1,642,210
BANK Series 2021-BN38 Class C, 3.3255% 12/15/2064 (b)	260,000	213,740
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,626,000	1,465,315
BANK Series 2022-BNK40 Class A4, 3.3892% 3/15/2064 (b)	522,000	483,632
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (b)	1,746,000	1,692,745
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (p)	943,000	681,183
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (p)	738,000	502,616
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (p)	1,759,000	1,201,892
BANK Series 2022-BNK44 Class AS, 5.743% 11/15/2055 (b)	1,097,000	1,113,268
BANK Series 2022-BNK44 Class C, 5.9345% 11/15/2055 (b)	2,063,000	1,944,584
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (b)	1,465,000	1,503,052
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	2,191,000	2,271,985
BANK Series 2023-BNK46 Class B, 7% 8/15/2056 (b)	1,491,000	1,549,326
BANK Series 2025-BNK51 Class C, 5.946% 12/25/2067 (b)	2,315,000	2,269,073
BANK5 Series 2024-5YR12 Class C, 6.4996% 12/15/2057 (b)	1,461,000	1,467,024
BANK5 Series 2025-5YR16 Class XB, 0.5535% 8/15/2063 (b)(s)	41,405,000	680,218
BANK5 Series 2025-5YR19 Class C, 5.715% 12/15/2058	1,350,000	1,321,702
BANK5 Series 2025-5YR19 Class D, 4.5% 12/15/2058 (b)(p)	2,520,000	2,113,256
BANK5 Series 2025-5YR19 Class XB, 0.8097% 12/15/2058 (b)(s)	19,900,000	529,965
BANK5 Series 2026-5YR21 Class C, 6.1597% 4/15/2059 (b)	685,000	674,538
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (p)	26,994,976	26,682,058
BBCMS Mortgage Trust Series 2019-C3 Class C, 4.178% 5/15/2052	477,000	440,751
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (p)	333,000	273,123
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	851,000	740,510
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.6928% 4/15/2053 (b)	1,147,000	976,367
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (p)	1,476,000	1,009,447
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	501,000	444,204
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (b)	2,455,000	2,201,827
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	2,126,000	1,951,962
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	3,210,000	3,122,560
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	791,000	719,289
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	2,520,000	2,437,118
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055 (b)	1,050,000	988,660
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (p)	3,429,000	2,523,930
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	2,816,000	2,917,378
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.3692% 12/15/2055 (b)	1,323,000	1,330,226
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	1,796,000	1,834,671
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	1,566,000	1,617,686
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.5061% 9/15/2056 (b)	1,105,000	1,167,888
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.5061% 9/15/2056 (b)	1,661,000	1,630,557
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.368% 11/15/2056 (b)	1,757,000	1,733,363
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	790,000	791,153
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	520,000	511,387
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	2,390,000	2,337,073
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	948,000	943,123
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6266% 3/15/2058 (b)(p)	1,385,000	1,318,372
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (b)	1,183,000	1,182,061
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (p)	713,000	573,234
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.114% 7/15/2058 (b)	1,450,000	1,437,229
BBCMS Mortgage Trust Series 2025-C39 Class C, 5.9063% 12/15/2058 (b)	570,000	561,466
BBCMS Mortgage Trust Series 2026-5C41 Class D, 4.5% 5/15/2069 (p)	360,000	310,297
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	2,953,000	2,916,391
Benchmark Mortgage Trust Series 2018-B6 Class D, 3.0854% 10/10/2051 (b)(p)	1,089,000	833,805
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (b)(p)	614,000	492,866
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	840,000	732,984
Benchmark Mortgage Trust Series 2019-B13 Class D, 2.5% 8/15/2057 (j)(p)	1,197,000	725,946
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.4041% 12/15/2062 (b)(j)(p)	719,000	3,595
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.4041% 12/15/2062 (b)(j)(p)	485,000	1,213
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8792% 12/15/2062 (b)(s)	28,621,095	502,566
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (j)(p)	1,365,000	803,294
Benchmark Mortgage Trust Series 2020-B20 Class E, 2% 10/15/2053 (p)	1,029,000	608,499
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	592,000	517,758
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (p)	798,000	554,956
Benchmark Mortgage Trust Series 2020-IG2 Class C, 3.3608% 9/15/2048 (b)(j)(p)	546,000	280,548
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.3608% 9/15/2048 (b)(j)(p)	2,679,000	997,151
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (b)(p)	1,570,000	1,513,441
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (b)(p)	1,720,000	1,646,797
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (b)(p)	1,400,000	1,332,568
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (b)(j)(p)	504,000	237,008
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	3,032,000	2,673,884
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	942,000	870,132
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (j)(p)	1,701,000	1,011,351
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	1,094,000	1,054,495
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	1,092,000	1,060,054
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (p)	1,259,000	885,367
Benchmark Mortgage Trust Series 2022-B37 Class A5, 5.7455% 11/15/2055 (b)	1,270,000	1,325,366
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.7455% 11/15/2055 (b)	767,000	747,580
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.7455% 11/15/2055 (b)	1,456,000	1,374,858
Benchmark Mortgage Trust Series 2023-B38 Class A4, 5.5246% 4/15/2056	1,084,000	1,115,337
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.243% 4/15/2056 (b)	1,058,000	1,068,463
Benchmark Mortgage Trust Series 2023-B38 Class C, 6.243% 4/15/2056 (b)	1,415,000	1,377,557
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	2,406,000	2,507,564
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.7914% 7/15/2056 (b)	1,638,000	1,621,573
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	765,000	759,242
Benchmark Mortgage Trust Series 2026-V21 Class XB, 0.856% 3/15/2059 (b)(s)	47,792,000	1,479,358
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.2666% 11/15/2041 (b)(c)(p)	2,720,000	2,722,550
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.316% 7/15/2039 (b)(c)(p)	2,781,918	2,781,913
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (b)(c)(p)	9,627,628	9,639,663
BMO Mortgage Trust Series 2022-C1 Class 360D, 4.0699% 2/17/2055 (b)(j)(p)	798,000	638,999
BMO Mortgage Trust Series 2022-C1 Class 360E, 4.0699% 2/17/2055 (b)(p)	966,000	738,573
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	2,917,000	2,687,684
BMO Mortgage Trust Series 2022-C3 Class D, 2.5% 9/15/2054 (p)	639,000	413,816
BMO Mortgage Trust Series 2023-C4 Class B, 5.5904% 2/15/2056 (b)	835,000	824,986
BMO Mortgage Trust Series 2023-C4 Class C, 6.0576% 2/15/2056 (b)	2,333,000	2,288,753
BMO Mortgage Trust Series 2023-C4 Class D, 5.8621% 2/15/2056 (b)(p)	520,000	464,245
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	1,355,000	1,398,793
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	1,107,000	1,157,342
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (b)	2,200,000	2,274,034
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (b)	1,000,000	970,571
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (b)	262,000	266,024
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	7,200,000	7,168,632
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.9228% 4/15/2058 (b)(s)	39,512,770	963,116
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (b)	1,975,000	1,887,106
BMO Mortgage Trust Series 2026-C14 Class C, 5.9255% 2/15/2059 (p)	1,035,000	988,540
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.999% 6/15/2041 (b)(c)(p)	17,666,000	17,677,041
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.2687% 6/15/2041 (b)(c)(p)	8,722,000	8,730,177
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4684% 6/15/2041 (b)(c)(p)	6,167,000	6,178,563
BMP Commercial Mortgage Trust Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.0161% 6/15/2041 (b)(c)(p)	565,000	565,048
Bos Trust Series 2026-LYRK Class E, 8.0382% 5/11/2041 (b)(p)	360,000	356,706
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (b)(p)	1,704,000	1,740,715
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (b)(p)	2,332,000	2,409,868
BPR Trust Series 2023-BRK2 Class C, 8.6303% 10/5/2038 (b)(p)	1,624,000	1,680,233
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (b)(p)	1,264,000	1,284,110
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (b)(p)	738,000	711,093
BRES Commercial Mortgage Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.2679% 11/15/2042 (b)(c)(p)	2,588,000	2,570,150
BRES Commercial Mortgage Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8156% 11/15/2042 (b)(c)(p)	2,837,000	2,817,929
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (b)(c)(p)	10,000,000	10,000,000
Bridge Commercial Mortgage Trust Series 2026-MF Class E, 6.45% 6/15/2039 (p)	1,710,000	1,710,000
BWAY Mortgage Trust Series 2025-1535 Class B, 7.7102% 5/5/2042 (b)(p)	3,697,000	3,835,249
BX 2019 Trust Series 2019-OC11 Class A, 3.202% 12/9/2041 (p)	3,131,000	2,961,251
BX 2019 Trust Series 2019-OC11 Class D, 4.0755% 12/9/2041 (b)(p)	168,000	158,779
BX 2019 Trust Series 2019-OC11 Class E, 4.0755% 12/9/2041 (b)(p)	10,841,000	10,029,219
BX 2021 Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.7645%, 6.3925% 2/15/2036 (b)(c)(p)	239,400	239,102
BX 2021 Trust Series 2021-LBA Class GV, CME Term SOFR 1 month Index + 3.3645%, 6.9925% 2/15/2036 (b)(c)(p)	1,012,900	1,011,640
BX 2024 Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5165% 6/15/2041 (b)(c)(p)	1,177,307	1,165,539
BX 2024 Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.565% 6/15/2041 (b)(c)(p)	5,804,975	5,748,376
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (b)(c)(p)	29,466,000	29,318,670
BX 2025-DIME Trust Series 2025-DIME Class E, 6.6271% 2/15/2035 (b)(p)	2,846,000	2,821,104
BX 2025-DIME Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3271% 2/15/2035 (b)(c)(p)	4,495,000	4,478,037
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (b)(c)(p)	82,554,040	82,425,124
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0206% 3/15/2030 (b)(c)(p)	9,471,818	9,436,321
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1704% 3/15/2030 (b)(c)(p)	13,344,024	13,294,015
BX 2025-ROIC Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.5684% 3/15/2030 (b)(c)(p)	5,335,489	5,335,488
BX 2025-VLT6 Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 6.8178% 3/15/2042 (b)(c)(p)	4,256,000	4,226,740
BX 2025-VLT6 Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.5667% 3/15/2042 (b)(c)(p)	3,573,000	3,528,118
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class D, 3.667% 3/11/2044 (b)(p)	5,861,000	5,427,972
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class E, 3.667% 3/11/2044 (b)(p)	6,845,000	6,216,800
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class A, 5.4104% 11/13/2046 (b)(p)	2,095,000	2,094,263
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (b)(p)	513,000	516,689
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (b)(p)	1,935,000	1,952,919
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (b)(p)	6,680,000	6,944,136
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (b)(c)(p)	46,578,738	46,607,851
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3173% 4/15/2040 (b)(c)(p)	6,080,849	6,086,549
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6733% 4/15/2034 (b)(c)(p)	10,114,868	10,097,211
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9733% 4/15/2034 (b)(c)(p)	11,328,000	11,298,272
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2733% 4/15/2034 (b)(c)(p)	7,490,000	7,467,033
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5733% 4/15/2034 (b)(c)(p)	7,862,000	7,834,431
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.2733% 4/15/2034 (b)(c)(p)	1,533,000	1,408,509
BX Commercial Mortgage Trust Series 2021-IRON Class D, CME Term SOFR 1 month Index + 2.2645%, 5.8915% 2/15/2038 (b)(c)(p)	1,314,413	1,308,272
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.7145%, 6.3415% 2/15/2038 (b)(c)(p)	1,988,188	1,978,276
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (b)(c)(p)	37,565,000	37,553,261
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6403% 10/15/2036 (b)(c)(p)	4,838,000	4,827,615
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8401% 10/15/2036 (b)(c)(p)	6,475,000	6,460,660
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0398% 10/15/2036 (b)(c)(p)	6,286,000	6,264,907
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.689% 10/15/2036 (b)(c)(p)	21,856,000	21,782,608
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 6.6876% 10/15/2036 (b)(c)(p)	1,428,000	1,419,938
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1181% 4/15/2037 (b)(c)(p)	10,504,192	10,507,474
BX Commercial Mortgage Trust Series 2024-GPA2 Class D, CME Term SOFR 1 month Index + 2.5909%, 6.218% 11/15/2041 (b)(c)(p)	414,220	412,667
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.1666% 11/15/2041 (b)(c)(p)	1,755,319	1,747,545
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (b)(c)(p)	7,027,329	7,040,505
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (b)(p)	23,760,416	23,782,692
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.3154% 5/15/2041 (b)(c)(p)	2,404,500	2,397,983
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 7.3654% 2/15/2039 (b)(c)(p)	1,869,195	1,863,808
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.2155% 3/15/2034 (b)(c)(p)	1,524,700	1,496,677
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0187% 3/15/2041 (b)(c)(p)	43,140,034	43,207,442
BX Commercial Mortgage Trust Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.3154% 3/15/2041 (b)(c)(p)	4,302,900	4,305,314
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 5.37% 4/15/2040 (b)(c)(p)	16,718,480	16,728,929
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (b)(c)(p)	37,170,858	37,124,395
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (b)(c)(p)	4,909,359	4,897,085
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.6271% 3/15/2043 (b)(c)(p)	1,026,347	1,021,217
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0365% 11/15/2038 (b)(c)(p)	1,191,058	1,186,452
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5671% 4/15/2037 (b)(c)(p)	11,697,700	11,705,011
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9171% 4/15/2037 (b)(c)(p)	2,324,000	2,326,179
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4661% 4/15/2037 (b)(c)(p)	1,945,300	1,948,340
BX Trust Series 2022-IND Class F, CME Term SOFR 1 month Index + 4.786%, 8.4131% 4/15/2037 (b)(c)(p)	2,916,200	2,936,016
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 6.3271% 1/15/2039 (b)(c)(j)(p)	3,667,000	3,665,855
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 6.9771% 1/15/2039 (b)(c)(p)	2,072,000	2,062,453
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 7.8271% 1/15/2039 (b)(c)(p)	651,000	650,307
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9261% 1/15/2039 (b)(c)(p)	595,883	594,374
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (b)(c)(p)	31,699,526	31,739,151
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3186% 4/15/2041 (b)(c)(p)	5,061,000	5,067,326
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5683% 4/15/2041 (b)(c)(p)	4,201,400	4,206,652
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3157% 4/15/2041 (b)(c)(p)	3,609,900	3,595,512
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5673% 11/15/2041 (b)(c)(p)	760,150	761,100
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5658% 11/15/2041 (b)(c)(p)	3,647,994	3,635,107
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (b)(c)(p)	30,762,956	30,838,609
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4186% 2/15/2039 (b)(c)(p)	2,911,424	2,916,883
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 6.7667% 2/15/2039 (b)(c)(p)	443,547	445,071
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8152% 2/15/2039 (b)(c)(p)	2,789,948	2,789,366
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3183% 3/15/2041 (b)(c)(p)	8,455,300	8,468,512
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.568% 3/15/2041 (b)(c)(p)	11,225,200	11,242,740
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.5771% 6/15/2040 (b)(c)(p)	498,865	500,110
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.228% 10/15/2042 (b)(c)(j)(p)	3,260,000	3,253,806
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0271% 6/15/2035 (b)(c)(p)	9,063,000	9,071,488
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9271% 6/15/2035 (b)(c)(p)	1,734,000	1,723,172
BX Trust Series 2025-VLT7 Class D, CME Term SOFR 1 month Index + 3.25%, 6.8771% 7/15/2044 (b)(c)(p)	1,900,000	1,904,744
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 6.3771% 12/15/2044 (b)(c)(p)	3,375,000	3,370,781
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (b)(p)	30,457,000	30,456,997
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (b)(c)(p)	27,107,000	27,174,768
BX Trust Series 2026-CIP Class E, CME Term SOFR 1 month Index + 3.1%, 6.75% 5/15/2038 (b)(c)(p)	1,650,000	1,660,312
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (p)	38,715,043	38,823,929
BX Trust Series 2026-LP3 Class E, CME Term SOFR 1 month Index + 3.2%, 6.8271% 4/15/2043 (b)(c)(p)	3,694,977	3,713,452
BX Trust Series 2026-PNDA Class D, CME Term SOFR 1 month Index + 2.1%, 5.75% 5/15/2043 (b)(c)(p)	1,655,000	1,662,241
BX Trust Series 2026-RISE Class E, CME Term SOFR 1 month Index + 2.8%, 6.4271% 4/15/2041 (b)(c)(p)	1,935,000	1,935,783
BXP Trust Series 2021-601L Class E, 2.868% 1/15/2044 (b)(p)	336,000	264,542
BXSC Commercial Mortgage Trust Series 2022-WSS Class F, 8.957% 3/15/2035 (b)(p)	2,472,773	2,473,066
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/2039 (b)(p)	1,743,000	1,315,458
CD Mortgage Trust Series 2017-CD3 Class C, 4.7119% 2/10/2050 (b)	1,482,000	528,989
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (j)(p)	928,796	52,888
CEDR Commercial Mortgage Trust Series 2022-SNAI Class E, CME Term SOFR 1 month Index + 3.0193%, 6.6464% 2/15/2039 (b)(c)(p)	1,370,000	1,332,933
CEDR Commercial Mortgage Trust Series 2022-SNAI Class F, CME Term SOFR 1 month Index + 3.6135%, 7.2406% 2/15/2039 (b)(c)(p)	3,948,000	3,724,295
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(p)	19,541,000	19,556,004
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (p)	35,561,733	28,299,835
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	4,691,805	4,667,799
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	3,072,951	3,035,889
CGMS Commercial Mortgage Trust Series 2017-B1 Class A4, 3.458% 8/15/2050	1,400,000	1,383,703
CIP Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.3771% 10/15/2037 (b)(c)(p)	1,540,000	1,545,505
Citigroup Commercial Mortgage Trust Series 2016-P4 Class C, 3.8207% 7/10/2049 (b)	538,000	503,756
Citigroup Commercial Mortgage Trust Series 2016-P4 Class D, 4.0089% 7/10/2049 (b)(p)	1,707,000	1,059,020
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6772% 12/10/2049 (b)(s)	32,803,577	23,609
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class D, 3% 8/10/2056 (p)	378,000	297,068
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (b)(p)	496,000	446,403
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.4222% 11/10/2042 (b)(p)	2,374,000	2,069,513
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (p)	1,806,000	1,258,291
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.3597% 7/10/2028 (b)(p)	1,195,000	1,208,585
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 6.0475% 6/12/2040 (b)(p)	2,143,000	2,127,891
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 5.8524% 6/12/2040 (b)(p)	5,722,000	5,613,442
COMM Mortgage Trust Series 2012-CR1 Class D, 5.2735% 5/15/2045 (b)(p)	1,195,526	1,115,742
COMM Mortgage Trust Series 2013-LC6 Class D, 3.8601% 1/10/2046 (b)(p)	55,922	54,174
COMM Mortgage Trust Series 2014-CR15 Class D, 3.9621% 2/10/2047 (b)(p)	298,000	273,664
COMM Mortgage Trust Series 2014-CR17 Class E, 5.0061% 5/10/2047 (b)(p)	255,000	193,566
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.9607% 3/10/2047 (b)(j)(p)	134,579	59,408
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (b)	2,526,000	2,413,770
COMM Mortgage Trust Series 2015-DC1 Class C, 4.424% 2/10/2048 (b)	3,558,000	3,139,472
COMM Mortgage Trust Series 2015-LC19 Class C, 4.567% 2/10/2048 (b)	1,082,664	1,024,754
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (b)	2,041,000	1,922,382
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (p)	312,000	233,109
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5866% 9/10/2050 (b)	1,148,000	1,094,184
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (p)	368,000	330,802
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 6.973% 9/15/2033 (b)(c)(p)	468,000	29,995
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 8.9793% 9/15/2033 (b)(c)(p)	544,000	16,534
COMM Mortgage Trust Series 2025-180W Class E, 7.609% 8/10/2042 (b)(p)	2,330,000	2,341,901
COMM Mortgage Trust Series 2025-180W Class F, 7.609% 8/10/2042 (b)(p)	965,000	931,419
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.8397% 11/10/2049 (b)(j)(p)	260,008	58,846
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	6,748,000	6,682,714
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5156% 8/15/2041 (b)(c)(p)	4,145,000	4,116,783
CPT Mortgage Trust Series 2019-CPT Class E, 3.0967% 11/13/2039 (b)(p)	1,687,000	1,481,920
CPT Mortgage Trust Series 2019-CPT Class F, 3.0967% 11/13/2039 (b)(p)	1,196,000	978,934
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.0584% 6/15/2034 (c)(p)	1,135,200	501,938
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.3986% 6/15/2050 (b)	2,305,000	2,088,521
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class C, 4.946% 4/15/2051 (b)	495,000	454,898
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	3,580,000	3,546,730
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (b)	1,113,000	1,047,125
CSMC Trust Series 2019-UVIL Class E, 3.3928% 12/15/2041 (b)(p)	4,421,000	3,954,269
CSTL Commercial Mortgage Trust Series 2025-GATE2 Class E, 6.5666% 11/10/2042 (b)(p)	3,580,000	3,516,023
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.851% 2/10/2043 (b)(p)	3,000,000	2,964,301
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class E, 6.5542% 2/10/2043 (b)(p)	770,000	755,005
DBGS Mortgage Trust Series 2018-C1 Class C, 4.7699% 10/15/2051 (b)	355,000	321,466
DBGS Mortgage Trust Series 2019-1735 Class F, 4.3344% 4/10/2037 (b)(j)(p)	1,188,000	838,641
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	639,000	567,837
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/2053 (p)	377,000	227,852
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5346% 8/10/2044 (b)(p)	639,135	623,118
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/2045 (b)(p)	449,000	372,078
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.5655% 8/10/2049 (b)(j)	382,000	329,016
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.6271% 3/15/2034 (b)(c)(p)	2,848,000	2,853,883
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(p)	5,523,000	5,553,931
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (b)(p)	621,000	622,759
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (b)(p)	5,078,000	5,064,291
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (b)(p)	810,000	777,261
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (b)(p)	15,760,000	15,583,433
ELP Series 2025-ELP Class D, 5.4314% 11/13/2042 (b)(p)	975,000	965,789
ELP Series 2025-ELP Class E, 6.665% 11/13/2042 (b)(p)	3,700,000	3,659,051
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (b)(p)	1,911,000	1,929,023
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (b)(p)	1,614,000	1,631,395
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (b)(p)	341,000	344,625
Estn Series 2026-TOWN Class D, 6.6858% 5/12/2046 (b)(p)	175,000	178,483
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (b)(c)(p)	45,561,022	45,617,974
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2271% 10/15/2042 (b)(c)(p)	8,099,951	8,117,670
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4771% 10/15/2042 (b)(c)(p)	3,958,478	3,972,085
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 6.9771% 10/15/2042 (b)(c)(p)	1,802,022	1,816,101
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7271% 10/15/2042 (b)(c)(p)	1,801,059	1,816,256
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (b)(c)(p)	40,164,838	40,202,494
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0271% 2/15/2043 (b)(c)(p)	4,122,450	4,137,909
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2271% 2/15/2043 (b)(c)(p)	2,797,644	2,813,381
Extended Stay America Trust Series 2026-ESH2 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5271% 2/15/2043 (b)(c)(p)	1,845,733	1,861,883
Extended Stay America Trust Series 2026-ESH2 Class F, 7.3771% 2/15/2043 (b)(p)	2,801,392	2,827,655
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.2771% 12/15/2039 (b)(c)(p)	2,997,000	3,033,671
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	8,609,230	8,517,206
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	3,540,000	3,156,133
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 3/25/2029 (b)(c)	14,431,263	14,395,501
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (b)	7,600,000	7,573,441
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (b)	5,200,000	5,168,976
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (b)	6,500,000	6,485,718
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	8,600,000	8,600,095
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (b)	14,100,000	14,040,027
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 7/25/2030 (b)(c)	9,192,206	9,185,284
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (b)	2,200,000	2,192,357
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (b)	4,800,000	4,748,183
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1992% 10/25/2030 (b)	44,679,246	44,600,759
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (b)(c)	26,483,126	26,446,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (b)(c)	9,795,546	9,782,163
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 10/25/2030 (b)(c)	12,794,439	12,777,021
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 11/25/2030 (b)(c)	26,097,251	26,081,431
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1392% 12/25/2030 (b)(c)	10,399,705	10,387,975
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1492% 12/25/2030 (b)	19,598,978	19,598,950
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 1/25/2031 (b)(c)	12,597,929	12,601,726
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1592% 2/25/2031 (b)	17,999,807	17,999,781
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	19,400,000	19,399,895
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	34,300,000	34,310,763
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.3887% 8/10/2044 (b)(p)	685,404	666,392
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.3887% 8/10/2044 (b)(p)	623,936	488,730
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.3887% 8/10/2044 (b)(p)	773,957	257,860
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (j)(p)	1,339,218	4,018
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.3891% 11/10/2045 (b)(p)	677,252	650,101
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.7892% 10/10/2048 (b)(j)(s)	763,794	437
GS Mortgage Securities Trust Series 2016-GS4 Class C, 3.9908% 11/10/2049 (b)	464,000	443,304
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (b)	1,155,000	395,734
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	1,755,354	1,740,611
GS Mortgage Securities Trust Series 2018-GS9 Class D, 3% 3/10/2051 (p)	835,000	506,664
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (p)	1,000,000	858,860
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (p)	1,176,000	923,550
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.8336% 9/10/2052 (b)	3,532,000	2,926,681
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (p)	408,000	299,383
GS Mortgage Securities Trust Series 2020-GC45 Class D, 2.85% 2/13/2053 (p)	952,000	711,698
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.3258% 12/13/2039 (b)(p)	735,000	593,290
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.5655% 5/12/2053 (b)(p)	336,000	259,939
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.0751% 11/25/2041 (b)(c)(p)	1,168,000	1,166,503
GSAT Trust Series 2025-BMF Class E, CME Term SOFR 1 month Index + 3.3%, 6.9271% 7/15/2040 (b)(c)(p)	955,000	953,953
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 7.7771% 7/15/2040 (b)(c)(p)	3,792,000	3,771,737
GSMS Series 2026-DAWN Class B, 6.3612% 4/10/2043 (b)(p)	758,900	753,480
GSMS Series 2026-DAWN Class C, 7.3218% 4/10/2043 (b)(p)	569,175	565,197
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 10/15/2035 (b)(c)(j)(p)	5,105,000	5,089,047
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (b)(p)	5,051,000	5,023,058
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (b)(p)	3,760,000	3,717,957
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (p)	543,435	529,157
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (p)	88,413	85,349
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.5579% 7/10/2039 (b)(p)	861,000	783,457
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(p)	13,778,000	13,775,842
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.477% 3/15/2042 (b)(c)(p)	1,417,000	1,419,534
IP Mortgage Trust Series 2025-IP Class F, 7.9693% 6/10/2042 (b)(p)	1,260,000	1,272,656
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class J, 4.409% 2/15/2046 (b)(j)(p)	106,000	322
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.8459% 6/15/2045 (b)(p)	1,051,185	1,022,278
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (p)	1,124,000	958,497
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (j)(p)	1,233,000	147,960
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.8046% 6/10/2027 (b)(j)(p)	945,000	2,377
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.9314% 6/10/2027 (b)(p)	1,519,000	3,752
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.767% 7/5/2031 (b)(p)	743,000	122,958
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (p)	8,593,000	8,141,696
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (p)	2,322,000	1,567,304
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (j)(p)	4,241,000	2,527,253
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (b)(p)(s)	35,039,000	766,320
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (p)	1,569,000	1,481,071
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.9089% 6/5/2039 (b)(p)	876,000	791,875
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.9089% 6/5/2039 (b)(p)	1,690,000	1,500,778
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (p)	723,000	242,219
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (j)(p)	1,145,000	257,648
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.8445% 1/16/2037 (b)(p)	441,000	43,668
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (b)(p)	3,083,000	3,035,426
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (p)	180,424	174,905
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.6199% 1/15/2048 (b)(p)	3,811,000	3,369,839
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA, 0.0176% 7/15/2048 (b)(j)(s)	4,084,127	4
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.8616% 11/15/2048 (b)	1,942,000	223,311
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class C, 3.5147% 12/15/2049 (b)	695,000	642,767
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5147% 12/15/2049 (b)(p)	1,251,000	982,290
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	1,215,792	1,213,626
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	19,787	19,754
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class C, 3.1422% 12/15/2049 (b)	603,000	511,954
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.1422% 12/15/2049 (b)(p)	1,242,000	745,215
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (p)	567,000	281,136
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,000,000	856,705
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (p)	714,000	368,160
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 5.5% 8/15/2038 (b)(c)(p)	512,789	508,811
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.05% 8/15/2038 (b)(c)(p)	2,729,584	2,705,000
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 7.7% 8/15/2038 (b)(c)(p)	1,071,475	1,061,021
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6271% 3/15/2042 (b)(c)(p)	2,079,919	2,082,187
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (p)	2,795,563	2,767,961
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9223% 5/15/2039 (b)(c)(p)	41,422,000	39,816,899
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.421% 5/15/2039 (b)(c)(p)	24,765,000	22,288,500
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7202% 5/15/2039 (b)(c)(p)	13,877,000	11,934,220
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.169% 5/15/2039 (b)(c)(p)	12,332,000	9,680,620
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8415% 3/15/2038 (b)(c)(p)	451,123	447,201
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1415% 3/15/2038 (b)(c)(p)	4,112,500	3,997,647
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.4915% 3/15/2038 (b)(c)(p)	3,593,100	3,400,186
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (b)(p)	1,563,000	1,561,628
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/2040 (b)(p)	819,000	619,750
Mft Trust Series 2020-B6 Class C, 3.3922% 8/10/2040 (b)(j)(p)	707,000	456,474
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4425% 7/15/2038 (b)(c)(j)(p)	3,100,000	3,098,063
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.4925% 7/15/2038 (b)(c)(j)(p)	1,752,000	1,750,905
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 7.6925% 7/15/2038 (b)(c)(p)	1,281,000	1,277,344
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.8863% 1/15/2039 (b)(c)(j)(p)	1,688,000	1,687,473
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.5846% 1/15/2027 (b)(c)(p)	907,200	908,427
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1271% 9/15/2040 (b)(c)(p)	11,300,000	11,278,813
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 6.2771% 9/15/2040 (b)(c)(p)	1,896,000	1,898,671
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1271% 9/15/2040 (b)(c)(p)	2,970,000	2,974,174
MHP Series 2025-MHIL2 Class F, CME Term SOFR 1 month Index + 4.25%, 7.8771% 9/15/2040 (b)(c)(p)	5,910,000	5,932,743
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (p)	867,000	873,341
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	940,000	943,226
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.4894% 11/15/2045 (b)(p)	693,000	93,493
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.8504% 10/15/2046 (b)(p)	1,299,000	1,237,947
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class C, 4.3108% 2/15/2046 (b)	37,048	34,603
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.9169% 5/15/2046 (b)(p)	1,155,000	1,051,849
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class C, 4.2043% 9/15/2049 (b)(j)	266,000	247,331
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class C, 4.3871% 11/15/2049 (b)	603,000	562,643
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class C, 4.4013% 12/15/2049 (b)	415,000	399,696
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (p)	947,000	857,354
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.385% 6/15/2044 (b)(p)	423,024	418,870
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.5478% 6/15/2044 (b)(p)(s)	2,314,203	8,638
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 5.0909% 7/15/2049 (b)(p)	129,097	128,338
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 5.0909% 7/15/2049 (b)(j)(p)	332,000	328,617
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 5.0909% 7/15/2049 (b)(p)	1,123,200	1,109,123
Morgan Stanley Capital I Trust Series 2014-150E Class C, 4.4382% 9/9/2032 (b)(p)	418,000	357,433
Morgan Stanley Capital I Trust Series 2014-150E Class F, 4.4382% 9/9/2032 (b)(p)	734,000	533,885
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.1619% 5/15/2048 (b)	252,647	245,064
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.1619% 5/15/2048 (b)	1,173,000	1,090,996
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.1619% 5/15/2048 (b)(p)	473,000	378,443
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 4.0071% 11/15/2049 (b)	2,997,000	2,670,900
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (j)(p)	1,456,000	1,081,358
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	1,125,000	1,109,691
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,985,000	1,900,125
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (p)	3,406,000	3,003,213
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	2,054,000	1,880,882
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	7,706,000	7,609,207
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.5085% 4/5/2042 (b)(p)	462,000	371,907
Morgan Stanley Capital I Trust Series 2020-HR8 Class D, 2.5% 7/15/2053 (p)	756,000	589,248
Morgan Stanley Capital I Trust Series 2020-L4 Class C, 3.536% 2/15/2053	205,000	178,527
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	3,345,000	3,031,819
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2559% 6/15/2054 (b)(s)	23,958,429	830,399
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (p)	1,414,730	1,475,269
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 1.057% 5/5/2029 (b)(p)(s)	64,372,780	1,482,280
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(p)	1,713,000	1,640,290
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.4434% 9/24/2057 (b)(p)	1,849,000	1,750,479
MSJP Series 2015-HAUL Class E, 5.0127% 9/5/2047 (b)(p)	311,000	262,547
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	1,625,000	1,693,192
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 7.1026% 12/15/2056 (b)	1,126,000	1,202,050
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.2446% 12/15/2056 (b)	1,548,000	1,637,385
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (p)	369,000	294,051
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.2724% 5/15/2039 (b)(p)	1,321,000	1,226,028
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.2724% 5/15/2039 (b)(p)	1,374,000	1,234,805
NCMF Trust Series 2025-MFS Class F, 8.7182% 6/10/2033 (b)(p)	1,875,000	1,881,246
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.9267% 11/5/2041 (b)(p)	7,107,000	7,060,271
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.4715% 1/10/2036 (b)(p)	4,090,000	4,022,830
NYT Mortgage Trust Series 2019-NYT Class F, CME Term SOFR 1 month Index + 3.297%, 6.925% 12/15/2035 (b)(c)(p)	1,385,000	1,192,831
PCY Series 2026-FCMT Class E, 7.4155% 4/5/2041 (b)(p)	1,510,000	1,500,702
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.0925% 7/15/2038 (b)(c)(p)	986,000	271,487
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 9.7425% 7/15/2038 (b)(c)(p)	280,000	35,096
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (b)(c)(p)	52,845,000	52,878,029
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (b)(c)(p)	6,761,000	6,761,000
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2771% 3/15/2043 (b)(c)(p)	7,503,000	7,493,621
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.7771% 3/15/2043 (b)(c)(p)	1,760,000	1,755,600
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (p)	1,550,000	1,496,155
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (p)	6,499,000	5,573,542
PRM Trust Series 2025-PRM6 Class E, 6.8026% 7/5/2033 (b)(p)	1,254,000	1,253,177
PRM Trust Series 2025-PRM6 Class F, 7.2938% 7/5/2033 (b)(p)	3,922,000	3,904,177
PRM5 Trust Series 2025-PRM5 Class E, 7.0967% 3/10/2033 (b)(p)	3,907,000	3,896,169
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (p)	435,406	440,818
Rocket Mortgage Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (p)	3,425,500	3,568,774
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 8/15/2042 (b)(c)(p)	6,200,000	6,203,875
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.8156% 11/15/2034 (b)(c)(p)	1,770,300	1,764,622
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 8.8141% 11/15/2034 (b)(c)(p)	1,474,900	1,465,728
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.4771% 9/15/2039 (b)(p)	1,725,000	1,285,498
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/2037 (b)(p)	2,364,000	2,146,399
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (b)(p)	25,317,000	25,175,979
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2271% 10/15/2041 (b)(c)(p)	3,314,000	3,312,964
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.0771% 10/15/2041 (b)(c)(p)	1,166,000	1,171,569
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.328% 1/15/2039 (b)(c)(p)	6,144,000	6,130,560
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 6.978% 1/15/2039 (b)(c)(p)	2,355,000	2,307,900
SREIT Trust Series 2021-MFP2 Class G, CME Term SOFR 1 month Index + 3.082%, 6.709% 11/15/2036 (b)(c)(p)	1,090,000	1,087,904
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 7.657% 11/15/2036 (b)(c)(p)	3,205,000	3,196,259
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.3576% 10/15/2034 (b)(c)(p)	2,033,000	2,035,224
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.645% 11/15/2036 (b)(c)(p)	2,268,000	2,265,181
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.293% 11/15/2036 (b)(c)(p)	2,492,000	2,488,902
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.942% 11/15/2036 (b)(c)(p)	525,000	524,347
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/2041 (b)(p)	185,000	148,655
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.866% 2/15/2042 (b)(c)(p)	6,936,000	6,880,353
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (b)(c)(p)	31,288,000	31,307,583
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2195% 12/15/2039 (b)(c)(p)	6,820,000	6,819,993
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.619% 12/15/2039 (b)(c)(p)	5,027,000	5,033,282
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/2040 (p)	2,499,000	2,488,499
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(p)	446,067	423,755
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(j)(p)	762,700	221,322
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1149% 12/15/2050 (b)(s)	39,029,188	459,186
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.8373% 2/15/2051 (b)	336,000	308,836
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	2,000,000	1,974,403
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 4.9925% 7/15/2039 (b)(c)(p)	1,019,000	986,642
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 7.6425% 7/15/2039 (b)(c)(p)	1,383,000	1,205,251
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 8.7425% 7/15/2039 (b)(c)(p)	315,000	261,915
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 6.0329% 7/13/2044 (b)(p)	1,945,000	1,950,538
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.4337% 7/13/2044 (b)(p)	1,355,000	1,363,610
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.9314% 7/13/2044 (b)(p)	960,000	974,527
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (p)	25,554,000	21,799,213
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (p)	1,600,000	1,314,657
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (b)(p)	35,000,000	552,797
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (b)(p)	665,000	655,746
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (b)(p)	1,915,000	1,877,625
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049	446,000	316,735
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class C, 4.4468% 12/15/2059 (b)	575,000	561,976
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.4501% 11/15/2049 (b)	1,323,000	1,292,891
Wells Fargo Commercial Mortgage Trust Series 2018-C43 Class C, 4.514% 3/15/2051	401,000	376,582
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (p)	1,266,000	992,417
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0658% 8/15/2051 (b)(s)	39,381,959	502,447
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (b)	2,887,000	2,770,641
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	1,513,892	1,487,538
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	3,242,033	3,148,511
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (p)	1,034,000	824,552
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	2,113,000	1,877,711
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (p)	880,000	663,883
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	1,095,000	977,991
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (b)(p)	2,784,000	2,798,497
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.5337% 11/15/2057 (b)	2,408,000	2,416,698
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (b)(c)(p)	24,500,000	24,398,070
Wells Fargo Commercial Mortgage Trust Series 2025-5C7 Class C, 5.798% 12/15/2058	720,000	701,062
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (b)	2,130,000	2,056,830
Wells Fargo Commercial Mortgage Trust Series 2026-C66 Class C, 6.2509% 4/15/2059 (b)	565,000	561,907
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(p)	18,363,000	18,359,032
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (b)(p)	439,833	158,331
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 5.1505% 6/15/2044 (b)(p)	281,112	276,358
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 5.1505% 6/15/2044 (b)(p)	335,432	320,603
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.3557% 3/15/2045 (b)(p)	731,791	667,833
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3557% 3/15/2045 (b)(p)	1,774,872	1,269,033
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.9562% 5/15/2045 (b)(p)	425,182	401,265
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	1,461,000	1,385,880
WFCM Series 2022-C62 Class C, 4.3449% 4/15/2055 (b)	1,923,000	1,599,424
WHARF Series 2025-DC Class E, 7.7241% 7/15/2040 (b)(p)	1,548,000	1,583,354
Worldwide Plaza Trust Series 2017-WWP Class E, 3.7154% 11/10/2036 (b)(p)	348,000	3,504
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/2036 (b)(p)	1,960,000	9,938
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/2035 (b)(j)(p)	528,000	237,595
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.6332% 6/5/2035 (b)(p)	1,378,000	234,246
TOTAL UNITED STATES		2,282,346,248
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,327,057,846)		2,284,455,541

Common Stocks - 0.1%
	Shares	Value ($)
BRAZIL - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul SA (PN)	186,733	1,512,537
Azul SA ADR	60,463	544,167

TOTAL BRAZIL		2,056,704
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (j)	234,984	4,418,256
Altice France Holding SA rights (j)(p)(q)(v)	4,537	55,195

TOTAL FRANCE		4,473,451
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
New Cineworld Ltd (j)(v)	137,267	3,025,365
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc (j)	269,370	251,354
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (j)(v)	4,677	972
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (j)(v)	65,301	609,912
Specialty Retail - 0.0%
White Iris LLC (j)	18,732	206,801
TOTAL CONSUMER DISCRETIONARY		816,713
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (j)(y)	14,821	22,676
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	73,002	4,328,289
EP Energy Corp (j)(v)	6,556	11,079
Expand Energy Corp	84,408	7,848,256
Expand Energy Corp (w)	619	57,554
Exxon Mobil Corp	22,714	3,299,436
Mesquite Energy Inc (j)(v)	274,222	4,220,271
New Fortress Energy Inc Class A (v)(x)	51,317	28,778
TOTAL ENERGY		19,793,663
Financials - 0.0%
Financial Services - 0.0%
ACNR Holdings Inc (j)	30,405	4,684,498
Carnelian Point Holdings LP warrants 6/30/2027 (j)(v)	1,766	5,157
Limetree Bay Cayman Ltd (j)(v)	809	0
TOTAL FINANCIALS		4,689,655
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (j)(v)	196,812	251,920
Cano Health LLC warrants 6/28/2029 (j)(v)	10,520	105
ModivCare Inc (j)	88,589	498,313
TOTAL HEALTH CARE		750,338
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (j)(v)	80,353	3,370,005
TOTAL UNITED STATES		29,444,022
TOTAL COMMON STOCKS (Cost $26,658,011)		39,250,896

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (p)	3,669,000	4,162,480
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	8,155,000	6,577,008
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (b)	1,004,601	3,943,059
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	9,116,000	8,737,686
Industrials - 0.0%
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (p)	5,730,000	4,853,310
Fluence Energy Inc 2.25% 6/15/2030	824,000	1,015,415
TOTAL INDUSTRIALS		5,868,725
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	987,000	2,173,867
ON Semiconductor Corp 0% 5/1/2027 (r)	967,000	2,207,661
		4,381,528
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	4,985,000	9,941,087
Strategy Inc 0% 12/1/2029 (r)	6,330,000	5,758,401
Terawulf Inc 0% 5/1/2032 (p)(r)	3,482,000	5,306,633
		21,006,121
TOTAL INFORMATION TECHNOLOGY		25,387,649
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	6,348,000	6,471,786
TOTAL UNITED STATES		50,408,905
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $47,089,519)		61,148,393

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	57,658	2,124,697
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (j)(v)	157,072	4,878,656
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp CME Term SOFR 3 month Index + 5.2546%, 0% (b)(c)	66,700	1,705,519
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (b)(c)	20,200	525,200
		2,230,719
TOTAL FINANCIALS		7,109,375
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	37,684	2,428,734
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	20,725	518,747
TOTAL UNITED STATES		12,181,553
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,945,975)		12,181,553

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (p)		1,372,000	1,407,329
Angola Republic 8.75% 4/14/2032 (p)		795,000	813,881
Angola Republic 9.244% 1/15/2031 (p)		1,145,000	1,203,109
Angola Republic 9.375% 3/31/2033 (p)		1,005,000	1,048,969
Angola Republic 9.375% 5/8/2048 (p)		1,840,000	1,803,200
Angola Republic 9.875% 10/15/2035 (p)		685,000	730,724
TOTAL ANGOLA			7,007,212
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (o)		16,132,094	14,051,055
Argentine Republic 1% 7/9/2029		2,470,299	2,229,445
Argentine Republic 3.5% 7/9/2041 (o)		6,335,000	4,547,833
Argentine Republic 4.125% 7/9/2035 (o)		15,818,323	12,188,018
Argentine Republic 5% 1/9/2038 (o)		8,767,281	7,056,149
Province of Santa Fe 8.1% 12/11/2034 (q)		1,020,000	1,005,860
Provincia del Chubut Argentina 9.45% 4/29/2036 (p)		1,410,000	1,461,156
TOTAL ARGENTINA			42,539,516
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (p)		1,030,000	945,674
Republic of Armenia 6.75% 3/12/2035 (p)		2,280,000	2,381,186
TOTAL ARMENIA			3,326,860
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (p)		1,440,000	1,609,560
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (p)		790,000	729,763
Bahrain Kingdom 5.875% 2/6/2034 (p)		915,000	894,266
Bahrain Kingdom 6.625% 10/6/2037 (p)		685,000	657,179
Bahrain Kingdom 7.1% 2/3/2038 (p)		1,325,000	1,311,551
Bahrain Kingdom 7.5% 2/12/2036 (p)		580,000	603,843
TOTAL BAHRAIN			4,196,602
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (p)		2,655,000	2,800,680
Republic of Benin 8.375% 1/23/2041 (p)		430,000	457,412
TOTAL BENIN			3,258,092
BERMUDA - 0.0%
Republic of Bermuda 2.375% 8/20/2030 (p)		385,000	348,094
Republic of Bermuda 3.375% 8/20/2050 (p)		630,000	429,421
Republic of Bermuda 3.717% 1/25/2027 (p)		2,220,000	2,209,594
Republic of Bermuda 4.75% 2/15/2029 (p)		965,000	963,832
Republic of Bermuda 5% 7/15/2032 (p)		1,040,000	1,040,078
TOTAL BERMUDA			4,991,019
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		2,310,000	2,206,512
Federative Republic of Brazil 5.625% 2/21/2047		1,700,000	1,441,600
Federative Republic of Brazil 6% 10/20/2033		1,900,000	1,914,488
Federative Republic of Brazil 6.25% 5/22/2036		1,320,000	1,309,605
Federative Republic of Brazil 6.625% 3/15/2035		1,010,000	1,042,446
Federative Republic of Brazil 7.125% 1/20/2037		2,250,000	2,442,375
Federative Republic of Brazil 7.250% 1/12/2056		1,345,000	1,344,328
Federative Republic of Brazil 8.25% 1/20/2034		2,809,000	3,220,799
TOTAL BRAZIL			14,922,153
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	1,600,000	1,066,440
Canadian Government 2% 6/1/2032	CAD	1,150,000	781,637
Canadian Government 2.75% 6/1/2033	CAD	2,150,000	1,511,377
Canadian Government 3% 6/1/2034	CAD	700,000	496,614
Canadian Government 3.25% 12/1/2035	CAD	1,165,000	833,662
TOTAL CANADA			4,689,730
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		4,855,000	4,410,768
Chilean Republic 2.75% 1/31/2027		790,000	781,705
Chilean Republic 3.1% 1/22/2061		3,325,000	2,067,751
Chilean Republic 3.5% 1/31/2034		520,000	473,460
Chilean Republic 4% 1/31/2052		455,000	356,264
Chilean Republic 4.34% 3/7/2042		915,000	806,573
Chilean Republic 5.33% 1/5/2054		1,440,000	1,373,616
TOTAL CHILE			10,270,137
COLOMBIA - 0.0%
Colombian Republic 3% 1/30/2030		2,720,000	2,450,992
Colombian Republic 3.125% 4/15/2031		1,455,000	1,268,760
Colombian Republic 3.25% 4/22/2032		1,245,000	1,057,005
Colombian Republic 5% 6/15/2045		1,330,000	999,628
Colombian Republic 5.2% 5/15/2049		1,660,000	1,245,664
Colombian Republic 5.375% 1/21/2029		1,380,000	1,372,065
Colombian Republic 6.125% 1/18/2041		105,000	93,922
Colombian Republic 6.125% 1/21/2031		500,000	497,874
Colombian Republic 6.5% 1/21/2033		800,000	791,040
Colombian Republic 7.375% 4/25/2030		935,000	973,803
Colombian Republic 7.375% 9/18/2037		630,000	641,296
Colombian Republic 7.5% 2/2/2034		630,000	654,728
Colombian Republic 8% 11/14/2035		905,000	967,219
Colombian Republic 8% 4/20/2033		1,040,000	1,108,120
Colombian Republic 8.5% 4/25/2035		1,050,000	1,151,745
Colombian Republic 8.75% 11/14/2053		1,455,000	1,633,034
TOTAL COLOMBIA			16,906,895
CONGO - 0.0%
Republic of Congo 9.5% 2/17/2035 (q)		680,000	685,344
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Democratic Republic of Congo 8.75% 4/16/2032 (p)		935,000	945,238
Democratic Republic of Congo 9.5% 4/16/2037 (p)		730,000	744,498
TOTAL CONGO DEMOCRATIC REPUBLIC OF			1,689,736
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (p)		785,000	749,292
Republic of Costa Rica 6.125% 2/19/2031 (p)		530,000	547,350
Republic of Costa Rica 6.55% 4/3/2034 (p)		435,000	462,622
Republic of Costa Rica 7.3% 11/13/2054 (p)		1,245,000	1,390,135
TOTAL COSTA RICA			3,149,399
COTE D'IVOIRE - 0.0%
Cote d'Ivoire 6.125% 6/15/2033 (p)		2,990,000	2,974,602
Cote d'Ivoire 6.375% 3/3/2028 (p)		1,181,924	1,200,291
Cote d'Ivoire 6.75% 2/25/2041 (p)		1,275,000	1,218,422
Cote d'Ivoire 8.075% 4/1/2036 (p)		1,060,000	1,153,412
TOTAL COTE D'IVOIRE			6,546,727
DOMINICAN REPUBLIC - 0.0%
Dominican Republic 4.5% 1/30/2030 (p)		1,125,000	1,087,976
Dominican Republic 4.875% 9/23/2032 (p)		5,535,000	5,255,593
Dominican Republic 5.75% 3/17/2034 (p)		785,000	772,927
Dominican Republic 5.95% 1/25/2027 (p)		1,881,000	1,895,108
Dominican Republic 6% 7/19/2028 (p)		1,011,000	1,028,197
Dominican Republic 6.5% 2/15/2048 (p)		635,000	621,703
Dominican Republic 6.6% 6/1/2036 (p)		816,000	844,193
Dominican Republic 6.85% 1/27/2045 (p)		1,143,000	1,157,482
Dominican Republic 7.05% 2/3/2031 (p)		1,725,000	1,820,306
Dominican Republic 7.15% 2/24/2055 (p)		1,395,000	1,464,373
Dominican Republic 7.45% 4/30/2044 (p)		794,000	853,699
TOTAL DOMINICAN REPUBLIC			16,801,557
ECUADOR - 0.0%
Ecuador Government International Bond 6.9% 7/31/2030 (o)(p)		2,831,450	2,835,612
Ecuador Government International Bond 6.9% 7/31/2035 (o)(p)		3,915,000	3,593,354
Ecuador Government International Bond 8.75% 1/29/2034 (p)		2,645,000	2,683,326
Ecuador Government International Bond 9.25% 1/29/2039 (p)		1,075,000	1,105,067
TOTAL ECUADOR			10,217,359
EGYPT - 0.0%
Arab Republic of Egypt 7.0529% 1/15/2032 (p)		45,000	45,315
Arab Republic of Egypt 7.5% 1/31/2027 (p)		2,427,000	2,464,570
Arab Republic of Egypt 7.5% 2/16/2061 (p)		3,225,000	2,709,000
Arab Republic of Egypt 7.6003% 3/1/2029 (p)		1,765,000	1,823,245
Arab Republic of Egypt 7.625% 5/20/2034 (p)		1,180,000	1,185,912
Arab Republic of Egypt 7.625% 5/29/2032 (p)		1,110,000	1,138,116
Arab Republic of Egypt 7.903% 2/21/2048 (p)		1,891,000	1,687,907
Arab Republic of Egypt 8.5% 1/31/2047 (p)		1,586,000	1,507,683
Arab Republic of Egypt 8.7002% 3/1/2049 (p)		1,420,000	1,359,845
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (p)		670,000	700,519
TOTAL EGYPT			14,622,112
EL SALVADOR - 0.0%
El Salvador Republic 4% 4/17/2030 (o)(p)		1,055,000	39,035
El Salvador Republic 7.1246% 1/20/2050 (p)		1,000,000	910,340
El Salvador Republic 7.625% 2/1/2041 (p)		230,000	231,452
El Salvador Republic 7.65% 6/15/2035 (p)		855,000	877,230
El Salvador Republic 9.25% 4/17/2030 (p)		1,055,000	1,127,347
El Salvador Republic 9.65% 11/21/2054 (p)		640,000	718,656
TOTAL EL SALVADOR			3,904,060
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (p)		830,000	730,574
Gabonese Republic 7% 11/24/2031 (p)		620,000	541,706
TOTAL GABON			1,272,280
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (q)	EUR	3,140,000	3,629,908
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (p)(r)		79,207	70,692
Ghana Republic 0% 7/3/2026 (p)(r)		29,000	28,855
Ghana Republic 5% 7/3/2029 (o)(p)		876,969	863,753
Ghana Republic 5% 7/3/2035 (o)(p)		1,136,500	1,063,673
TOTAL GHANA			2,026,973
GUATEMALA - 0.0%
Republic of Guatemala 4.875% 2/13/2028 (p)		305,000	304,632
Republic of Guatemala 4.9% 6/1/2030 (p)		890,000	884,722
Republic of Guatemala 6.125% 6/1/2050 (p)		1,335,000	1,322,651
Republic of Guatemala 6.25% 8/15/2036 (p)		1,725,000	1,794,570
Republic of Guatemala 6.6% 6/13/2036 (p)		835,000	887,874
Republic of Guatemala 6.875% 8/15/2055 (p)		1,055,000	1,135,982
TOTAL GUATEMALA			6,330,431
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (p)		880,000	761,200
Hungary Government 3.125% 9/21/2051 (p)		1,660,000	1,037,500
Hungary Government 5.25% 6/16/2029 (p)		1,305,000	1,320,066
Hungary Government 5.5% 6/16/2034 (p)		1,745,000	1,766,376
Hungary Government 6.125% 5/22/2028 (p)		610,000	625,822
Hungary Government 6.25% 9/22/2032 (p)		615,000	651,900
Hungary Government 6.75% 9/23/2055 (p)		2,015,000	2,155,910
Hungary Government 6.75% 9/25/2052 (p)		430,000	463,058
TOTAL HUNGARY			8,781,832
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		1,380,000	850,259
Indonesia Government 3.5% 2/14/2050		1,165,000	822,723
Indonesia Government 3.85% 10/15/2030		855,000	824,006
Indonesia Government 4.1% 4/24/2028		1,955,000	1,947,669
Indonesia Government 4.2% 10/15/2050		44,910,000	35,422,763
Indonesia Government 4.35% 1/11/2048		1,225,000	1,007,563
Indonesia Government 5.25% 1/17/2042 (p)		660,000	641,849
Indonesia Government 5.95% 1/8/2046 (p)		985,000	1,005,931
Indonesia Government 6.75% 1/15/2044 (p)		690,000	766,763
Indonesia Government 7.75% 1/17/2038 (p)		2,648,000	3,151,650
Indonesia Government 8.5% 10/12/2035 (p)		4,030,000	4,959,318
TOTAL INDONESIA			51,400,494
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		2,760,000	1,835,714
Israel Government 5% 1/13/2036		1,680,000	1,640,435
Israel Government 5.75% 3/12/2054		955,000	910,052
Israel Government 5.875% 1/13/2056		1,705,000	1,649,866
TOTAL ISRAEL			6,036,067
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		430,000	510,170
JAPAN - 0.1%
Japan Government 0.1% 9/20/2028	JPY	1,442,250,000	8,788,043
Japan Government Treasury Bills 0% 10/13/2026 (r)	JPY	1,373,550,000	8,595,369
Japan Government Treasury Bills 0% 8/10/2026 (r)	JPY	677,450,000	4,246,690
TOTAL JAPAN			21,630,102
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (p)		640,000	626,899
Jordan Government 7.5% 1/13/2029 (p)		605,000	632,981
Jordan Government 7.75% 1/15/2028 (p)		585,000	604,744
TOTAL JORDAN			1,864,624
KAZAKHSTAN - 0.0%
Baiterek National Investment Holding JSC 5.2% 5/6/2033 (p)		1,325,000	1,315,062
KENYA - 0.0%
Republic of Kenya 7.875% 2/26/2034 (p)		550,000	535,733
Republic of Kenya 8.7% 2/26/2039 (p)		645,000	631,271
Republic of Kenya 8.8% 10/9/2038 (p)		625,000	623,638
Republic of Kenya 9.5% 3/5/2036 (p)		445,000	464,410
Republic of Kenya 9.75% 2/16/2031 (p)		1,485,000	1,603,845
TOTAL KENYA			3,858,897
LEBANON - 0.0%
Lebanon Republic 5.8% (k)(q)		1,814,000	463,477
Lebanon Republic 6.375% (k)(q)		961,000	245,535
Lebanon Republic 8.25% (k)(q)		2,625,000	704,813
TOTAL LEBANON			1,413,825
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		1,235,000	1,095,062
United Mexican States 3.25% 4/16/2030		2,460,000	2,302,560
United Mexican States 3.5% 2/12/2034		2,315,000	1,971,917
United Mexican States 3.75% 1/11/2028		2,265,000	2,234,423
United Mexican States 3.75% 4/19/2071		3,325,000	1,909,681
United Mexican States 3.771% 5/24/2061		800,000	480,663
United Mexican States 4.5% 4/22/2029		905,000	895,950
United Mexican States 4.875% 5/19/2033		895,000	850,733
United Mexican States 5.375% 3/22/2033		1,240,000	1,213,824
United Mexican States 5.625% 2/9/2034		1,395,000	1,371,299
United Mexican States 5.75% 10/12/2110		1,615,000	1,317,356
United Mexican States 6% 5/7/2036		2,400,000	2,388,300
United Mexican States 6.05% 1/11/2040		1,810,000	1,768,370
United Mexican States 6.125% 2/9/2038		995,000	977,030
United Mexican States 6.338% 5/4/2053		1,260,000	1,180,481
United Mexican States 6.35% 2/9/2035		1,240,000	1,267,280
United Mexican States 6.4% 5/7/2054		770,000	722,568
United Mexican States 6.75% 2/9/2056		1,160,000	1,134,625
United Mexican States 6.875% 5/13/2037		910,000	952,429
United Mexican States 7.375% 5/13/2055		1,675,000	1,774,830
TOTAL MEXICO			27,809,381
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (p)		1,405,000	1,450,663
Mongolia Government 7.875% 6/5/2029 (p)		245,000	260,618
TOTAL MONGOLIA			1,711,281
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (p)		3,700,000	3,903,500
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (p)		1,735,000	1,845,381
MULTI-NATIONAL - 0.2%
European Union 0.125% 6/10/2035 (q)	EUR	755,000	667,325
European Union 3.25% 12/12/2036 (q)	EUR	580,000	669,827
European Union 3.375% 12/12/2035 (q)	EUR	16,263,000	19,165,254
European Union 3.75% 10/12/2045 (q)	EUR	6,730,000	7,698,715
European Union 4% 4/4/2044 (q)	EUR	4,905,000	5,840,662
TOTAL MULTI-NATIONAL			34,041,783
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (p)		4,410,000	4,449,999
Republic of Nigeria 6.5% 11/28/2027 (p)		600,000	606,473
Republic of Nigeria 7.143% 2/23/2030 (p)		1,650,000	1,702,124
Republic of Nigeria 7.696% 2/23/2038 (p)		1,110,000	1,146,353
Republic of Nigeria 7.875% 2/16/2032 (p)		1,840,000	1,941,660
Republic of Nigeria 9.1297% 1/13/2046 (p)		760,000	849,300
TOTAL NIGERIA			10,695,909
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (p)		2,185,000	2,212,313
Oman Sultanate 6% 8/1/2029 (p)		1,185,000	1,225,515
Oman Sultanate 6.25% 1/25/2031 (p)		895,000	946,463
Oman Sultanate 6.5% 3/8/2047 (p)		1,060,000	1,127,140
Oman Sultanate 6.75% 1/17/2048 (p)		2,034,000	2,215,351
Oman Sultanate 7% 1/25/2051 (p)		685,000	774,050
TOTAL OMAN			8,500,832
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6.875% 12/5/2027 (p)		1,525,000	1,527,737
Islamic Republic of Pakistan 6.975% 4/24/2029 (p)		670,000	657,438
Islamic Republic of Pakistan 7.375% 4/8/2031 (p)		960,000	943,056
TOTAL PAKISTAN			3,128,231
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		1,135,000	1,011,591
Panamanian Republic 5.227% 2/23/2034		1,845,000	1,829,779
Panamanian Republic 5.662% 2/23/2038		3,675,000	3,679,594
Panamanian Republic 6.4% 2/14/2035		1,005,000	1,067,953
Panamanian Republic 7.875% 3/1/2057		865,000	1,042,386
Panamanian Republic 8% 3/1/2038		915,000	1,080,185
TOTAL PANAMA			9,711,488
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (p)		1,045,000	930,703
Republic of Paraguay 4.95% 4/28/2031 (p)		793,000	796,370
Republic of Paraguay 5.4% 3/30/2050 (p)		930,000	846,486
Republic of Paraguay 6% 2/9/2036 (p)		560,000	588,840
Republic of Paraguay 6.65% 3/4/2055 (p)		650,000	687,473
TOTAL PARAGUAY			3,849,872
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		2,035,000	1,877,288
Peruvian Republic 3% 1/15/2034		1,130,000	979,145
Peruvian Republic 3.3% 3/11/2041		1,735,000	1,344,278
TOTAL PERU			4,200,711
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		1,655,000	1,046,788
Philippine Republic 2.95% 5/5/2045		430,000	289,175
Philippine Republic 5% 7/17/2033		920,000	918,620
Philippine Republic 5.5% 1/17/2048		805,000	768,775
Philippine Republic 5.6% 5/14/2049		1,075,000	1,036,031
Philippine Republic 5.609% 4/13/2033		825,000	854,906
Philippine Republic 5.95% 10/13/2047		1,320,000	1,331,022
TOTAL PHILIPPINES			6,245,317
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (p)		780,000	793,611
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (p)		870,000	876,186
Republic of Poland 5.375% 4/14/2036		670,000	673,022
Republic of Poland 5.5% 3/18/2054		1,110,000	1,028,293
Republic of Poland 5.5% 4/4/2053		585,000	541,891
Republic of Poland 5.75% 11/16/2032		1,500,000	1,582,935
Republic of Poland 6.125% 4/14/2056		670,000	667,809
TOTAL POLAND			6,163,747
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (p)		2,090,000	1,798,633
State of Qatar 4.625% 6/2/2046 (p)		3,535,000	3,187,174
State of Qatar 4.817% 3/14/2049 (p)		3,480,000	3,194,153
State of Qatar 5.103% 4/23/2048 (p)		3,255,000	3,115,263
State of Qatar 9.75% 6/15/2030 (p)		722,000	860,082
TOTAL QATAR			12,155,305
ROMANIA - 0.1%
Romanian Republic 2.124% 7/16/2031 (q)	EUR	875,000	909,099
Romanian Republic 3% 2/27/2027 (p)		1,076,000	1,061,474
Romanian Republic 3.625% 3/27/2032 (p)		1,206,000	1,090,465
Romanian Republic 4% 2/14/2051 (p)		1,365,000	928,500
Romanian Republic 4.625% 3/4/2033 (p)	EUR	2,570,000	2,906,609
Romanian Republic 5.75% 7/4/2036 (p)		1,995,000	1,899,240
Romanian Republic 5.75% 9/16/2030 (p)		1,396,000	1,409,653
Romanian Republic 5.875% 7/11/2032 (q)	EUR	3,450,000	4,208,705
Romanian Republic 6% 5/25/2034 (p)		1,020,000	1,015,379
Romanian Republic 6.375% 1/30/2034 (q)		1,670,000	1,699,643
Romanian Republic 6.375% 9/18/2033 (q)	EUR	1,010,000	1,251,257
Romanian Republic 6.625% 2/17/2028 (p)		610,000	626,257
Romanian Republic 7.125% 1/17/2033 (p)		780,000	830,599
Romanian Republic 7.5% 2/10/2037 (p)		2,112,000	2,280,031
TOTAL ROMANIA			22,116,911
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (p)		1,800,000	1,697,922
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (p)		2,285,000	1,947,963
Kingdom of Saudi Arabia 3.25% 10/22/2030 (p)		10,790,000	10,194,716
Kingdom of Saudi Arabia 3.45% 2/2/2061 (p)		4,585,000	2,929,815
Kingdom of Saudi Arabia 3.75% 1/21/2055 (p)		1,250,000	874,999
Kingdom of Saudi Arabia 4.375% 1/12/2031 (p)		985,000	969,545
Kingdom of Saudi Arabia 4.5% 10/26/2046 (p)		2,465,000	2,070,600
Kingdom of Saudi Arabia 4.5% 4/22/2060 (p)		7,675,000	6,063,250
Kingdom of Saudi Arabia 4.625% 10/4/2047 (p)		1,355,000	1,148,363
Kingdom of Saudi Arabia 4.875% 1/12/2036 (p)		1,025,000	1,012,188
TOTAL SAUDI ARABIA			27,211,439
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (p)		1,150,000	600,875
Republic of Senegal 6.75% 3/13/2048 (p)		735,000	373,012
TOTAL SENEGAL			973,887
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (p)		1,565,000	1,368,984
Republic of Serbia 6% 6/12/2034 (p)		750,000	768,562
Republic of Serbia 6.5% 9/26/2033 (p)		1,650,000	1,746,113
TOTAL SERBIA			3,883,659
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		1,010,000	1,013,535
South African Republic 4.85% 9/30/2029		620,000	618,914
South African Republic 5% 10/12/2046		1,415,000	1,103,700
South African Republic 5.65% 9/27/2047		760,000	639,350
South African Republic 5.75% 9/30/2049		2,045,000	1,722,504
South African Republic 5.875% 4/20/2032		1,415,000	1,454,797
South African Republic 6.125% 12/11/2037 (p)		505,000	494,899
South African Republic 7.1% 11/19/2036 (p)		1,755,000	1,873,463
South African Republic 7.25% 12/11/2055 (p)		670,000	660,118
TOTAL SOUTH AFRICA			9,581,280
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (o)(p)		822,214	805,770
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (o)(p)		3,005,850	2,757,868
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (o)(p)		1,125,971	1,096,414
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (o)(p)		562,748	547,272
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (o)(p)		310,852	247,516
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (p)		430,502	413,927
TOTAL SRI LANKA			5,868,767
TRINIDAD & TOBAGO - 0.0%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (p)		1,295,000	1,332,646
TURKEY - 0.2%
Turkish Republic 4.875% 10/9/2026		3,940,000	3,944,925
Turkish Republic 4.875% 4/16/2043		2,105,000	1,544,902
Turkish Republic 5.125% 2/17/2028		1,445,000	1,432,356
Turkish Republic 5.25% 3/13/2030		1,055,000	1,023,350
Turkish Republic 5.75% 5/11/2047		3,093,000	2,428,005
Turkish Republic 5.875% 6/26/2031		1,330,000	1,298,080
Turkish Republic 6% 1/14/2041		3,615,000	3,136,013
Turkish Republic 6% 3/25/2027		440,000	443,990
Turkish Republic 6.3% 3/14/2033		815,000	791,773
Turkish Republic 6.625% 2/17/2045		1,020,000	908,820
Turkish Republic 6.8% 11/4/2036		1,890,000	1,841,370
Turkish Republic 6.875% 1/14/2038		1,705,000	1,649,673
Turkish Republic 7.125% 7/17/2032		880,000	897,600
Turkish Republic 7.25% 5/29/2032		815,000	832,192
Turkish Republic 7.625% 5/15/2034		990,000	1,033,560
Turkish Republic 9.125% 7/13/2030		1,120,000	1,232,000
Turkish Republic 9.375% 1/19/2033		3,315,000	3,755,895
Turkish Republic 9.375% 3/14/2029		2,840,000	3,087,364
Turkish Republic 9.875% 1/15/2028		3,115,000	3,325,263
TOTAL TURKEY			34,607,131
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (o)(p)		425,061	297,542
Ukraine Government 0% 2/1/2034 (o)(p)		1,588,395	844,232
Ukraine Government 0% 2/1/2035 (o)(p)		1,572,305	908,792
Ukraine Government 0% 2/1/2036 (o)(p)		1,118,587	645,425
Ukraine Government 4% 2/1/2032 (o)(p)		1,921,500	1,575,630
Ukraine Government 4.5% 2/1/2029 (o)(p)		2,180,999	1,820,044
Ukraine Government 4.5% 2/1/2034 (o)(p)		2,515,444	1,723,079
Ukraine Government 4.5% 2/1/2035 (o)(p)		1,408,878	950,993
Ukraine Government 4.5% 2/1/2036 (o)(p)		946,169	629,202
TOTAL UKRAINE			9,394,939
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (p)		3,520,000	2,279,200
Emirate of Abu Dhabi 3.125% 9/30/2049 (p)		5,230,000	3,544,633
Emirate of Abu Dhabi 3.875% 4/16/2050 (p)		2,400,000	1,850,040
Emirate of Abu Dhabi 5.5% 4/30/2054 (p)		1,425,000	1,400,063
Emirate of Dubai 3.9% 9/9/2050 (q)		3,695,000	2,637,306
Emirate of Dubai 5.25% 1/30/2043 (q)		890,000	849,389
TOTAL UNITED ARAB EMIRATES			12,560,631
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		2,260,000	2,089,415
Uruguay Republic 5.75% 10/28/2034		1,080,000	1,133,693
TOTAL URUGUAY			3,223,108
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (p)		725,000	676,063
Republic of Uzbekistan 3.9% 10/19/2031 (p)		495,000	459,953
TOTAL UZBEKISTAN			1,136,016
VENEZUELA - 0.0%
Venezuela Republic 11.95% (k)(q)		1,641,700	927,561
Venezuela Republic 12.75% (k)(q)		450,400	254,363
Venezuela Republic 9.25% (k)		10,096,000	5,217,411
TOTAL VENEZUELA			6,399,335
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (p)		2,332,927	1,845,462
Republic of Zambia 5.75% 6/30/2033 (o)(p)		482,753	478,172
TOTAL ZAMBIA			2,323,634
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $555,797,956)			557,678,778

Non-Convertible Corporate Bonds - 22.4%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.25% 1/22/2031 (p)		1,050,000	1,071,147
Sonangol Finance Ltd 10% 1/29/2031 (p)		455,000	468,727

TOTAL ANGOLA			1,539,874
ARGENTINA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Argentina SA 9.5% 7/18/2031 (p)		717,000	767,190
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (p)		945,000	977,839
Tecpetrol SA 7.625% 11/3/2030 (p)		1,015,000	1,040,375
YPF SA 8.25% 1/17/2034 (p)		945,000	984,368
TOTAL ENERGY			3,002,582
TOTAL ARGENTINA			3,769,772
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (b)(q)	GBP	3,500,000	4,646,062
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(p)		9,644,000	9,255,577
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(q)	EUR	3,000,000	3,469,291
Commonwealth Bank of Australia 4.454% 5/21/2037 (b)(q)	EUR	2,350,000	2,787,440
National Australia Bank Ltd 3.612% 1/22/2036 (b)(q)	EUR	2,700,000	3,115,897
Westpac Banking Corp 4.11% 7/24/2034 (b)		13,519,000	13,202,987
			36,477,254
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (q)	EUR	985,000	1,078,817
Cimic Finance Ltd 6% 4/22/2036 (p)		4,000,000	3,961,231
			5,040,048
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(q)	GBP	3,020,000	3,850,469
TOTAL FINANCIALS			45,367,771
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 6% 5/1/2032 (p)		940,000	935,890
Mineral Resources Ltd 6.25% 5/1/2034 (p)		1,005,000	998,796
Mineral Resources Ltd 7% 4/1/2031 (p)		1,115,000	1,159,116
Mineral Resources Ltd 8.5% 5/1/2030 (p)		2,475,000	2,555,449
Mineral Resources Ltd 9.25% 10/1/2028 (p)		1,112,000	1,153,402
TOTAL MATERIALS			6,802,653
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	3,540,000	2,589,893
TOTAL AUSTRALIA			54,760,317
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (q)	EUR	1,160,000	1,331,764
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (q)	EUR	850,000	1,006,560
TOTAL AUSTRIA			2,338,324
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (p)		2,177,000	2,196,593
Bapco Energies BSC Closed 8.375% 11/7/2028 (p)		910,000	933,760

TOTAL BAHRAIN			3,130,353
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (p)		3,588,000	2,915,250
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (q)	EUR	3,500,000	4,165,038
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (q)	EUR	4,200,000	4,963,379
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (q)	EUR	2,100,000	2,398,893
TOTAL BELGIUM			11,527,310
BRAZIL - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		1,380,000	1,344,686
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (p)		685,000	608,307
Minerva Luxembourg SA 7.5% 4/22/2036 (p)		655,000	630,031
Minerva Luxembourg SA 8.875% 9/13/2033 (p)		1,890,000	1,987,572
NBM US Holdings Inc 6.625% 8/6/2029 (p)		2,015,000	2,017,478
			5,243,388
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (p)		3,005,000	2,679,708
TOTAL CONSUMER STAPLES			7,923,096
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (p)		1,233,889	1,203,042
Yinson Boronia Production BV 8.947% 7/31/2042 (p)		2,423,793	2,667,020
			3,870,062
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (p)		2,587,111	2,464,224
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (p)		1,680,000	1,676,900
			4,141,124
TOTAL ENERGY			8,011,186
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 5.4% 1/9/2038		1,005,000	965,805
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (k)(p)		8,835,000	2,132,946
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (p)		631,488	675,691
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (p)		2,375,000	2,214,688
TOTAL INDUSTRIALS			5,989,130
Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (p)		895,000	421,768
Braskem Netherlands Finance BV 7.25% 2/13/2033 (p)		2,545,000	1,463,375
Braskem Netherlands Finance BV 8% 10/15/2034 (p)		815,000	469,848
Braskem Netherlands Finance BV 8.5% 1/12/2031 (p)		1,285,000	805,567
			3,160,558
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (p)		1,780,000	1,481,850
CSN Resources SA 5.875% 4/8/2032 (p)		890,000	558,475
CSN Resources SA 8.875% 12/5/2030 (p)		1,185,000	887,269
ERO Copper Corp 6.5% 2/15/2030 (p)		3,221,000	3,227,055
Nexa Resources SA 6.6% 4/8/2037 (p)		865,000	897,437
Nexa Resources SA 6.75% 4/9/2034 (p)		885,000	928,852
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(p)		9,827,851	9,896,647
Usiminas International Sarl 7.5% 1/27/2032 (p)		2,120,000	2,187,034
Vale Overseas Ltd 6% 2/25/2056 (b)(p)		1,155,000	1,158,064
Vale Overseas Ltd 6.4% 6/28/2054		1,870,000	1,910,822
			23,133,505
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (p)		1,620,000	1,685,343
Suzano Austria GmbH 3.75% 1/15/2031		930,000	869,066
Suzano Austria GmbH 5% 1/15/2030		2,685,000	2,646,211
Suzano Netherlands BV 5.5% 1/15/2036		1,725,000	1,677,507
			6,878,127
TOTAL MATERIALS			33,172,190
TOTAL BRAZIL			56,440,288
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (p)		3,825,000	3,896,681
Golar LNG Ltd 7.75% 9/19/2029 (p)(q)		3,000,000	3,046,320

TOTAL CAMEROON			6,943,001
CANADA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (b)		2,080,000	2,107,843
TELUS Corp 7% 10/15/2055 (b)		1,040,000	1,070,469
			3,178,312
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (b)		1,162,000	1,188,809
Rogers Communications Inc 7.125% 4/15/2055 (b)		1,162,000	1,204,951
			2,393,760
TOTAL COMMUNICATION SERVICES			5,572,072
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (p)		2,540,000	2,513,952
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (p)		3,420,000	3,445,524
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (p)		1,985,000	2,021,001
			7,980,477
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (p)		2,891,000	2,858,442
TOTAL CONSUMER DISCRETIONARY			10,838,919
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 2.95% 7/15/2030		23,000,000	21,610,150
Canadian Natural Resources Ltd 5.85% 2/1/2035		6,942,000	7,246,142
Cenovus Energy Inc 3.75% 2/15/2052		3,670,000	2,645,323
Cenovus Energy Inc 4.65% 3/20/2031		7,070,000	7,013,382
Cenovus Energy Inc 5.25% 6/15/2037		9,640,000	9,382,207
Cenovus Energy Inc 5.4% 3/20/2036		5,441,000	5,432,098
Cenovus Energy Inc 5.4% 6/15/2047		2,422,000	2,245,190
Cenovus Energy Inc 6.75% 11/15/2039		969,000	1,070,767
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)		2,250,000	2,401,299
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)		349,000	364,721
TOTAL ENERGY			59,411,279
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(q)	EUR	7,535,000	8,740,817
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)		1,100,000	1,081,956
Royal Bank of Canada 3.125% 9/27/2031 (b)(q)	EUR	3,540,000	4,099,205
Toronto Dominion Bank 3.357% 9/22/2032 (q)	EUR	3,585,000	4,120,740
			18,042,718
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (p)		1,590,000	1,589,682
TOTAL FINANCIALS			19,632,400
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (p)		405,000	422,771
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (p)		1,615,000	1,682,106
Bombardier Inc 7% 6/1/2032 (p)		575,000	598,860
Bombardier Inc 7.25% 7/1/2031 (p)		1,995,000	2,096,223
			4,377,189
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (p)		2,880,000	2,957,207
TOTAL INDUSTRIALS			7,334,396
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		5,342,000	5,342,263
Methanex Corp 5.25% 12/15/2029		510,000	509,363
Methanex Corp 5.65% 12/1/2044		3,892,000	3,536,047
			9,387,673
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (p)		2,120,000	2,161,510
Champion Iron Canada Inc 7.875% 7/15/2032 (p)		830,000	868,849
			3,030,359
TOTAL MATERIALS			12,418,032
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		5,152,000	5,150,466
TransAlta Corp 5.875% 2/1/2034		3,175,000	3,139,281
TransAlta Corp 6.5% 3/15/2040		2,115,000	2,081,042
TOTAL UTILITIES			10,370,789
TOTAL CANADA			126,000,658
CHILE - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA 5.75% 4/15/2036 (p)		1,275,000	1,267,898
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (p)		730,000	747,367
Empresa Nacional del Petroleo 6.15% 5/10/2033 (p)		1,065,000	1,104,192
TOTAL ENERGY			1,851,559
Materials - 0.1%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (b)(p)		1,585,000	1,569,752
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (p)		2,510,000	2,268,588
Antofagasta PLC 5.625% 9/9/2035 (p)		1,400,000	1,409,800
Antofagasta PLC 5.625% 5/13/2032 (p)		665,000	679,796
Corp Nacional del Cobre de Chile 3% 9/30/2029 (p)		290,000	273,427
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (p)		1,100,000	1,033,890
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (p)		3,820,000	2,636,259
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (p)		790,000	784,075
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (p)		970,000	953,757
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (p)		900,000	927,117
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (p)		1,150,000	1,162,018
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (p)		700,000	737,100
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (p)		930,000	988,534
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (p)		865,000	911,710
			14,766,071
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (p)		835,000	837,789
Inversiones CMPC SA 3% 4/6/2031 (p)		1,080,000	943,920
Inversiones CMPC SA 6.125% 2/26/2034 (p)		700,000	694,372
			2,476,081
TOTAL MATERIALS			18,811,904
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (p)		664,703	675,206
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (p)		623,500	642,217
TOTAL UTILITIES			1,317,423
TOTAL CHILE			23,248,784
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV 3.061% 7/13/2031 (p)		1,585,000	1,443,935
Prosus NV 3.68% 1/21/2030 (p)		1,370,000	1,308,179
Prosus NV 4.027% 8/3/2050 (p)		2,355,000	1,649,972
Prosus NV 4.193% 1/19/2032 (p)		720,000	687,157
TOTAL CONSUMER DISCRETIONARY			5,089,243
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (p)		2,045,000	2,040,644
TOTAL CHINA			7,129,887
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (p)		3,125,000	2,938,844
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (p)		1,503,000	1,483,747
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (k)(p)		14,684,000	5,488,145
Ecopetrol SA 4.625% 11/2/2031		950,000	854,715
Ecopetrol SA 8.375% 1/19/2036		870,000	892,081
Ecopetrol SA 8.875% 1/13/2033		5,560,000	5,874,140
Geopark Ltd 5.5% 1/17/2027 (p)		1,720,000	1,694,200
Geopark Ltd 8.75% 1/31/2030 (p)		1,590,000	1,595,962
Gran Tierra Energy Inc 9.75% 4/15/2031 (p)(x)		3,844,000	3,653,001
			20,052,244
TOTAL ENERGY			21,535,991
Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (b)		1,080,000	1,135,090
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (p)		2,150,000	2,222,563
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (p)		7,534,617	6,978,186
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (p)		785,000	807,175
Termocandelaria Power SA 7.75% 9/17/2031 (p)		1,490,000	1,529,709
TOTAL UTILITIES			9,315,070
TOTAL COLOMBIA			37,147,558
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (p)		1,445,000	1,453,757
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (p)		1,395,000	1,466,312
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (p)		2,350,000	2,399,468
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (p)		1,785,000	1,823,993
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (q)	EUR	1,600,000	1,498,124
TOTAL CZECH REPUBLIC			3,322,117
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (q)	EUR	1,930,000	2,226,317
Food Products - 0.0%
Arla Foods amba 3.875% 5/22/2033 (q)	EUR	710,000	835,128
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (q)	EUR	1,325,000	1,590,141
TOTAL CONSUMER STAPLES			4,651,586
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (b)(q)	EUR	6,730,000	7,993,663
Jyske Bank A/S 5.125% 5/1/2035 (b)(q)	EUR	1,323,000	1,607,598
TOTAL FINANCIALS			9,601,261
TOTAL DENMARK			14,252,847
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (p)		1,095,000	1,136,555
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (p)		830,000	817,714
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (q)	EUR	1,000,000	1,128,227
Citycon Treasury BV 5.375% 7/8/2031 (q)	EUR	1,000,000	1,116,136
TOTAL REAL ESTATE			2,244,363
TOTAL FINLAND			3,062,077
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (p)		4,935,217	4,799,942
Altice France SA 6.5% 4/15/2032 (p)		8,222,567	8,002,025
Altice France SA 6.875% 10/15/2030 (p)		3,571,649	3,507,508
Altice France SA 6.875% 7/15/2032 (p)		1,596,799	1,559,021
Orange SA 4.75% 1/13/2033 (p)		2,135,000	2,110,366
Orange SA 5% 1/13/2036 (p)		2,135,000	2,095,823
			22,074,685
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (q)	EUR	1,800,000	2,074,552
TOTAL COMMUNICATION SERVICES			24,149,237
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (p)		2,025,000	2,038,070
Valeo SE 4.625% 3/23/2032 (q)	EUR	1,100,000	1,275,339
			3,313,409
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (b)(q)	EUR	1,300,000	1,523,287
RCI Banque SA 5.5% 10/9/2034 (b)(q)	EUR	1,900,000	2,298,823
			3,822,110
TOTAL CONSUMER DISCRETIONARY			7,135,519
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (q)	EUR	2,500,000	2,835,587
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (p)		5,106,000	5,356,623
Viridien 10% 10/15/2030 (p)		1,600,000	1,711,115
TOTAL ENERGY			7,067,738
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 3.945% 2/18/2037 (b)(q)	EUR	6,300,000	7,324,194
BNP Paribas SA 5.786% 1/13/2033 (b)(p)		32,823,000	33,948,154
BPCE SA 5.716% 1/18/2030 (b)(p)		2,250,000	2,298,772
BPCE SA 7.003% 10/19/2034 (b)(p)		1,959,000	2,140,336
Societe Generale SA 5.5% 4/13/2029 (b)(p)		22,413,000	22,721,579
Societe Generale SA 6.691% 1/10/2034 (b)(p)		1,700,000	1,823,868
			70,256,903
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (p)		2,375,000	2,415,850
Iliad Holding SAS 8.5% 4/15/2031 (p)		2,565,000	2,717,107
			5,132,957
TOTAL FINANCIALS			75,389,860
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA 3.779% 10/30/2029 (q)	EUR	700,000	819,367
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (q)	GBP	1,700,000	2,234,565
Electricite de France SA 6.125% 6/2/2034 (q)	GBP	2,400,000	3,310,358
			5,544,923
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (q)	EUR	1,400,000	1,639,262
Engie SA 4.25% 9/6/2034 (q)	EUR	2,000,000	2,415,403
Veolia Environnement SA 3.324% 6/17/2032 (q)	EUR	3,500,000	4,044,645
			8,099,310
TOTAL UTILITIES			13,644,233
TOTAL FRANCE			131,041,541
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (p)		1,185,000	1,197,608
Financials - 0.0%
Banks - 0.0%
Bank of Georgia JSC 6.5% 6/3/2031 (p)		920,000	920,000
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (p)		1,455,000	1,401,340
TOTAL GEORGIA			3,518,948
GERMANY - 0.5%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (q)	EUR	1,200,000	1,378,985
Schaeffler AG 5.375% 4/1/2031 (q)	EUR	1,200,000	1,449,045
ZF Europe Finance BV 4.75% 1/31/2029 (q)	EUR	1,300,000	1,523,748
ZF Europe Finance BV 5.5% 2/17/2032 (q)	EUR	1,800,000	2,075,861
ZF Europe Finance BV 7% 6/12/2030 (q)	EUR	1,100,000	1,364,555
ZF North America Capital Inc 6.75% 4/23/2030 (p)		2,125,000	2,115,719
ZF North America Capital Inc 6.875% 4/23/2032 (p)		1,210,000	1,190,110
ZF North America Capital Inc 7.125% 4/14/2030 (p)		1,040,000	1,047,937
ZF North America Capital Inc 7.5% 3/24/2031 (p)		820,000	828,207
TOTAL CONSUMER DISCRETIONARY			12,974,167
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (q)	EUR	1,360,000	1,649,343
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (q)	EUR	2,900,000	3,347,438
Financials - 0.3%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (b)(q)	EUR	1,400,000	1,639,447
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (b)(q)	EUR	1,400,000	1,619,405
Volkswagen Bank GmbH 3.5% 6/19/2031 (q)	EUR	2,200,000	2,549,414
			5,808,266
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)		60,841,000	56,887,720
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (b)		9,427,000	9,411,972
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (b)		10,000,000	10,199,471
			76,499,163
Financial Services - 0.0%
KfW 0.375% 5/20/2036 (q)	EUR	660,000	588,416
KfW 0.75% 1/15/2029 (q)	EUR	4,640,000	5,152,488
			5,740,904
TOTAL FINANCIALS			88,048,333
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance LLC 6.375% 11/21/2030 (p)		3,850,000	4,055,978
Bayer US Finance LLC 6.5% 11/21/2033 (p)		7,640,000	8,153,288
TOTAL HEALTH CARE			12,209,266
Industrials - 0.0%
Machinery - 0.0%
KION Group AG 4.125% 3/24/2031 (q)	EUR	2,772,000	3,263,426
TK Elevator US Newco Inc 5.25% 7/15/2027 (p)		930,000	930,418
TOTAL INDUSTRIALS			4,193,844
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (q)	EUR	2,300,000	2,653,381
Real Estate - 0.0%
Diversified REITs - 0.0%
Sirius Real Estate Ltd 4% 1/22/2032 (q)	EUR	2,100,000	2,426,137
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (j)	EUR	400,000	496,345
Accentro Real Estate AG 10% 12/30/2027 pay-in-kind	EUR	1,423,207	1,787,618
Accentro Real Estate AG 7% 12/30/2034 pay-in-kind (b)(q)	EUR	4,503,925	1,208,277
			3,492,240
TOTAL REAL ESTATE			5,918,377
Utilities - 0.2%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (q)	EUR	2,500,000	2,890,567
Amprion GmbH 3.625% 5/21/2031 (q)	EUR	1,000,000	1,175,267
Amprion GmbH 3.875% 6/5/2036 (q)	EUR	2,700,000	3,134,185
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(q)	EUR	3,400,000	3,775,539
EnBW International Finance BV 3.75% 11/20/2035 (q)	EUR	4,845,000	5,638,997
EnBW International Finance BV 5.7923% 2/26/2036 (q)	AUD	3,140,000	2,186,144
			18,800,699
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (p)		4,265,000	4,159,306
RWE Finance US LLC 5.875% 4/16/2034 (p)		4,881,000	5,055,440
			9,214,746
TOTAL UTILITIES			28,015,445
TOTAL GERMANY			159,009,594
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (p)		4,589,000	4,470,260
Kosmos Energy Ltd 7.75% 5/1/2027 (p)		2,120,000	2,107,237
Kosmos Energy Ltd 8.75% 10/1/2031 (p)		6,095,000	5,545,536
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (p)		7,252,132	7,397,175

TOTAL GHANA			19,520,208
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (p)		7,240,000	7,399,758
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (p)		2,070,000	2,134,688
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (p)		2,520,000	2,399,897
Millicom International Cellular SA 4.5% 4/27/2031 (p)		3,085,000	2,881,945
Millicom International Cellular SA 5.125% 1/15/2028 (p)		549,000	543,510
Millicom International Cellular SA 7.375% 4/2/2032 (p)		2,850,000	2,930,584
TOTAL COMMUNICATION SERVICES			8,755,936
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (p)		1,700,000	1,674,500
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (p)		1,295,000	1,287,294
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (p)		2,159,000	2,158,560
TOTAL UTILITIES			3,445,854
TOTAL GUATEMALA			13,876,290
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(q)		6,560,000	6,286,541
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (p)		540,000	549,720
OTP Bank Nyrt 8.75% 5/15/2033 (b)(q)		650,000	683,534
TOTAL FINANCIALS			1,233,254
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (q)		520,000	543,561
TOTAL HUNGARY			1,776,815
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (p)		1,235,000	1,252,753
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (p)		950,000	957,363
TOTAL INDIA			2,210,116
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (p)		2,195,000	2,194,056
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (p)		1,995,000	2,057,344
Pertamina Persero PT 4.175% 1/21/2050 (p)		1,425,000	1,096,708
TOTAL ENERGY			5,348,108
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (p)		580,000	579,420
Freeport Indonesia PT 5.315% 4/14/2032 (p)		2,305,000	2,293,752
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (p)		3,310,000	3,350,713
TOTAL MATERIALS			6,223,885
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (p)		775,000	776,938
TOTAL INDONESIA			12,348,931
IRELAND - 0.5%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		15,103,000	14,997,521
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		15,819,000	15,241,546
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		26,922,000	24,634,486
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		49,188,000	50,002,434
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)		2,091,000	2,131,001
			107,006,988
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (p)		3,325,000	3,356,854
GGAM Finance Ltd 6.875% 4/15/2029 (p)		3,265,000	3,352,038
GGAM Finance Ltd 8% 6/15/2028 (p)		4,664,000	4,843,611
			11,552,503
TOTAL FINANCIALS			118,559,491
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.7% 1/30/2031 (p)		25,200,000	24,778,282
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (p)		1,059,000	1,025,301
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (p)		2,440,000	2,451,619
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (p)		13,121,000	13,284,004
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (p)		26,728,000	27,485,425
TOTAL INDUSTRIALS			69,024,631
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	620,000	719,584
TOTAL IRELAND			188,303,706
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (p)(q)		1,535,000	1,515,534
Energean Israel Finance Ltd 5.875% 3/30/2031 (p)(q)		1,205,000	1,152,276
Energean Israel Finance Ltd 8.5% 9/30/2033 (p)(q)		800,000	846,302
Leviathan Bond Ltd 6.5% 6/30/2027 (p)(q)		1,885,000	1,891,015
Leviathan Bond Ltd 6.75% 6/30/2030 (p)(q)		760,000	783,511
TOTAL ENERGY			6,188,638
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM 5.252% 1/14/2033 (p)(q)		1,025,000	1,022,455
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,451,000	1,443,586
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		1,320,000	1,320,174
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		2,180,000	2,264,044
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		1,535,000	1,655,221
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		1,585,000	1,621,025
TOTAL HEALTH CARE			8,304,050
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (p)(q)		925,000	857,452
TOTAL ISRAEL			16,372,595
ITALY - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC Finance BV 4% 10/1/2033 (q)	EUR	2,320,000	2,764,934
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 3.875% 7/14/2027 (p)		5,666,000	5,631,300
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(p)		4,469,000	4,219,900
TOTAL FINANCIALS			9,851,200
Utilities - 0.0%
Electric Utilities - 0.0%
ENEL Finance International NV 4.375% 9/30/2030 (p)		1,042,000	1,024,107
ENEL Finance International NV 5.5% 6/26/2034 (p)		1,600,000	1,624,199
ENEL Finance International NV 7.5% 10/14/2032 (p)		712,000	800,572
Enel SpA 3.375% (b)(n)(q)	EUR	1,386,000	1,617,900
			5,066,778
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (p)		2,449,000	2,519,690
TOTAL UTILITIES			7,586,468
TOTAL ITALY			20,202,602
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (p)		785,000	786,970
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (p)		635,000	627,177

TOTAL JAMAICA			1,414,147
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 3.678% 7/16/2033 (q)	EUR	1,400,000	1,633,533
NTT Finance Corp 4.567% 7/16/2027 (p)		4,566,000	4,575,156
NTT Finance Corp 4.62% 7/16/2028 (p)		4,618,000	4,621,504
NTT Finance Corp 4.876% 7/16/2030 (p)		11,656,000	11,695,780
TOTAL COMMUNICATION SERVICES			22,525,973
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 3.856% 4/22/2034 (b)(q)	EUR	2,900,000	3,405,706
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (b)		5,483,000	5,473,105
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (b)		7,737,000	7,725,475
Sumitomo Mitsui Financial Group Inc 3.961% 4/2/2034 (b)(q)	EUR	2,900,000	3,423,625
TOTAL FINANCIALS			20,027,911
TOTAL JAPAN			42,553,884
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (p)		1,415,000	1,286,801
KazMunayGas National Co JSC 5.375% 4/24/2030 (p)		520,000	527,150
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (p)		1,507,000	1,405,278

TOTAL KAZAKHSTAN			3,219,229
KOREA (SOUTH) - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
LG Energy Solution Ltd 5.25% 4/2/2031 (p)		485,000	486,565
LG Energy Solution Ltd 5.875% 4/2/2036 (p)		605,000	612,094
TOTAL INDUSTRIALS			1,098,659
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (p)		1,535,000	1,562,280
POSCO 5.875% 1/17/2033 (p)		490,000	516,042
TOTAL MATERIALS			2,078,322
TOTAL KOREA (SOUTH)			3,176,981
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (p)		1,085,000	1,029,733
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (p)		9,015,000	6,532,061
Altice Financing SA 9.625% 7/15/2027 (p)		2,790,000	2,156,561
			8,688,622
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (p)		4,847,000	4,713,900
TOTAL COMMUNICATION SERVICES			13,402,522
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (p)		1,970,000	2,093,915
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	19,337,400	3,267,531
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (p)		10,135,000	8,893,352
Real Estate - 0.2%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (q)	EUR	4,300,000	4,933,829
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (q)	EUR	1,300,000	1,552,335
Real Estate Management & Development - 0.2%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (q)	EUR	1,100,000	1,266,961
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (q)	EUR	4,975,000	5,536,547
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (q)	EUR	2,885,000	3,275,121
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (q)	EUR	1,450,000	1,753,217
Logicor Financing Sarl 0.875% 1/14/2031 (q)	EUR	2,100,000	2,145,733
Logicor Financing Sarl 3.75% 7/14/2032 (q)	EUR	715,000	818,105
Logicor Financing Sarl 4.25% 7/18/2029 (q)	EUR	2,670,000	3,178,210
P3 Group Sarl 3.75% 4/2/2033 (q)	EUR	1,400,000	1,593,283
P3 Group Sarl 4% 4/19/2032 (q)	EUR	2,400,000	2,800,173
			22,367,350
TOTAL REAL ESTATE			28,853,514
TOTAL LUXEMBOURG			56,510,834
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (p)		1,985,000	1,795,231
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (p)		2,425,000	1,633,723
Petronas Capital Ltd 3.5% 4/21/2030 (p)		625,000	603,115
TOTAL ENERGY			2,236,838
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (p)		2,601,000	2,580,947
TOTAL MALAYSIA			6,613,016
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (p)		2,155,000	2,180,666
MEXICO - 0.9%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (k)(q)		4,321,000	1,469,140
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (p)		1,525,000	1,331,333
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Esentia Energy Development SAB de CV 6.125% 7/30/2033 (p)		455,000	454,317
Esentia Energy Development SAB de CV 6.5% 7/30/2038 (p)		525,000	520,013
FEL Energy VI SARL 5.75% 12/1/2040 (p)		1,252,481	1,221,560
Petroleos Mexicanos 5.95% 1/28/2031		121,917,000	120,351,586
Petroleos Mexicanos 6.35% 2/12/2048		43,373,000	35,153,817
Petroleos Mexicanos 6.5% 6/2/2041		380,000	339,039
Petroleos Mexicanos 6.625% 6/15/2035		6,753,000	6,508,204
Petroleos Mexicanos 6.7% 2/16/2032		64,277,000	64,726,939
Petroleos Mexicanos 6.75% 9/21/2047		33,853,000	28,500,164
Petroleos Mexicanos 6.95% 1/28/2060		24,897,000	20,654,551
Petroleos Mexicanos 7.69% 1/23/2050		56,080,000	51,342,922
TOTAL ENERGY			329,773,112
Financials - 0.0%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 6% 5/14/2036 (b)(p)		595,000	590,538
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (p)		1,605,000	1,619,252
			2,209,790
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (p)		3,755,000	3,773,775
TOTAL FINANCIALS			5,983,565
Materials - 0.0%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (p)		1,525,000	1,272,712
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (p)		2,500,000	2,512,500
			3,785,212
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (p)		1,545,000	1,189,464
TOTAL MATERIALS			4,974,676
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (p)		1,335,000	1,309,501
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (p)		1,833,978	1,939,432
COX Asset Mexico SA de CV 7.125% 1/8/2032 (p)		755,000	768,213
Saavi Energia Sarl 8.875% 2/10/2035 (p)		2,735,000	2,963,044
TOTAL UTILITIES			5,670,689
TOTAL MEXICO			350,512,016
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 5.125% 6/23/2051 (p)		880,000	702,715
OCP SA 6.1% 4/30/2030 (p)		1,045,000	1,069,286
OCP SA 6.75% 5/2/2034 (p)		935,000	981,479
OCP SA 6.875% 4/25/2044 (p)		1,515,000	1,530,377
OCP SA 7.5% 5/2/2054 (p)		1,250,000	1,339,100

TOTAL MOROCCO			5,622,957
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 2.875% 6/18/2035 (q)	EUR	1,184,000	1,355,714
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (q)	EUR	800,000	934,113
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (q)	EUR	1,100,000	1,350,488
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 5.71% 1/21/2033 (b)(p)		4,348,000	4,511,267
ING Groep NV 3% 8/17/2031 (b)(q)	EUR	4,300,000	4,937,696
TOTAL FINANCIALS			9,448,963
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		10,103,000	10,033,338
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		29,133,000	29,231,201
TOTAL INFORMATION TECHNOLOGY			39,264,539
TOTAL NETHERLANDS			50,998,103
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (p)		3,260,000	3,245,330
IHS Holding Ltd 7.875% 5/29/2030 (p)		1,720,000	1,771,050
TOTAL COMMUNICATION SERVICES			5,016,380
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (p)		546,543	546,542
Materials - 0.0%
Chemicals - 0.0%
Dangote Fertiliser Ltd 7.75% 5/5/2031 (p)		1,650,000	1,680,641
TOTAL NIGERIA			7,243,563
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (p)		995,000	1,046,234
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 3 month EURIBOR + 0.7%, 3.625% 5/28/2032 (b)(c)(q)	EUR	2,800,000	3,296,032
TOTAL NORWAY			4,342,266
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Veon Midco BV 6.95% 6/1/2031 (g)(p)		920,000	920,074
Veon Midco BV 7.45% 6/1/2033 (g)(p)		975,000	975,809

TOTAL PAKISTAN			1,895,883
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (p)		5,150,000	5,104,896
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (p)		3,155,000	2,997,250
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (p)		5,615,000	5,713,263
TOTAL COMMUNICATION SERVICES			13,815,409
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (p)		545,000	456,983
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Generadora de Gatun SA 6.874% 9/30/2044 (p)		735,000	749,494
TOTAL PANAMA			15,021,886
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (p)		1,370,000	1,353,231
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(p)		1,760,000	1,760,660
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (p)		1,900,000	1,953,333
Volcan Cia Minera SAA 8.5% 10/28/2032 (p)		4,632,000	4,753,590
TOTAL MATERIALS			6,706,923
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (p)		905,000	890,293
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (p)		1,805,000	1,811,318
TOTAL UTILITIES			2,701,611
TOTAL PERU			12,522,425
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (p)		2,355,000	2,437,236
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Finance DAC 6.5% 10/15/2030 (q)	EUR	3,900,000	3,912,106
TOTAL POLAND			6,349,342
PORTUGAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Espirito Santo SA 4% (j)(k)(q)	EUR	1,300,000	333,590
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (p)		1,280,000	1,169,600
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (p)		2,965,000	2,941,161
QatarEnergy 2.25% 7/12/2031 (p)		4,935,000	4,411,446
QatarEnergy 3.125% 7/12/2041 (p)		3,545,000	2,658,821
QatarEnergy 3.3% 7/12/2051 (p)		5,580,000	3,734,527
TOTAL ENERGY			13,745,955
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (p)		884,777	894,730
TOTAL QATAR			15,810,285
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (j)(k)(q)		990,000	49,500
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (p)		4,917,474	4,487,195
Saudi Arabian Oil Co 2.25% 11/24/2030 (p)		5,210,000	4,669,802
Saudi Arabian Oil Co 3.25% 11/24/2050 (p)		2,170,000	1,413,733
Saudi Arabian Oil Co 3.5% 11/24/2070 (p)		1,580,000	981,638
Saudi Arabian Oil Co 3.5% 4/16/2029 (p)		3,740,000	3,615,645
Saudi Arabian Oil Co 4.25% 4/16/2039 (p)		5,435,000	4,794,024
Saudi Arabian Oil Co 4.375% 2/2/2031 (p)		1,620,000	1,587,600
Saudi Arabian Oil Co 4.375% 4/16/2049 (p)		640,000	518,669
Saudi Arabian Oil Co 5% 2/2/2036 (p)		635,000	620,566
Saudi Arabian Oil Co 5.875% 7/17/2064 (p)		615,000	577,823
Saudi Arabian Oil Co 6.375% 6/2/2055 (p)		3,455,000	3,519,643
TOTAL ENERGY			26,786,338
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5% 10/13/2027 (q)		2,375,000	2,384,648
Gaci First Investment Co 5.125% 2/14/2053 (q)		515,000	447,664
Gaci First Investment Co 5.25% 10/13/2032 (q)		1,230,000	1,236,150
TOTAL FINANCIALS			4,068,462
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (p)		2,760,000	2,807,941
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (p)		1,390,000	1,417,800
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (p)		4,065,000	4,176,788
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (p)		850,000	900,362
TOTAL INDUSTRIALS			9,302,891
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (p)		1,095,000	1,075,838
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (p)		2,155,000	2,173,102
TOTAL MATERIALS			3,248,940
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (q)		1,405,000	1,410,873
TOTAL SAUDI ARABIA			44,817,504
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (p)		2,495,000	2,500,863
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (p)		3,520,000	3,611,382
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (p)		1,019,000	1,022,057
TOTAL COMMUNICATION SERVICES			4,633,439
Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (p)		875,000	910,000
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		1,895,000	1,886,984
Sasol Financing USA LLC 5.5% 3/18/2031		690,000	655,641
Sasol Financing USA LLC 8.75% 4/10/2033 (p)		620,000	655,650
Sasol Financing USA LLC 8.75% 5/3/2029 (p)		1,860,000	1,967,787
			5,166,062
Metals & Mining - 0.0%
Sibanye-Stillwater UK Financing PLC 6.25% 11/15/2031 (p)		1,075,000	1,075,526
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (p)		1,240,000	1,279,184
			2,354,710
TOTAL MATERIALS			7,520,772
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (p)		2,630,000	2,678,103
Eskom Holdings 8.45% 8/10/2028 (p)		1,470,000	1,548,130
TOTAL UTILITIES			4,226,233
TOTAL SOUTH AFRICA			17,290,444
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
CaixaBank SA 4.818% 4/22/2032 (b)(p)		4,280,000	4,254,341
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Akelius Residential Ab 3.95% 3/25/2031 (q)	EUR	1,300,000	1,509,578
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (q)	EUR	2,000,000	2,252,315

TOTAL SWEDEN			3,761,893
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 1.494% 8/10/2027 (b)(p)		21,621,000	21,493,673
UBS Group AG 3.869% 1/12/2029 (b)(p)		11,793,000	11,658,788
UBS Group AG 4.125% 6/9/2033 (b)(q)	EUR	3,230,000	3,879,841
UBS Group AG 4.194% 4/1/2031 (b)(p)		36,361,000	35,510,676
UBS Group AG 4.75% 3/17/2032 (b)(q)	EUR	9,810,000	12,086,494
UBS Group AG 5.428% 2/8/2030 (b)(p)		65,000,000	66,119,404
			150,748,876
Insurance - 0.0%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (b)(q)		4,156,000	4,180,715
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(p)		2,600,000	2,595,764
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(q)		3,670,000	3,293,387
			10,069,866
TOTAL FINANCIALS			160,818,742
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (p)(x)		3,310,000	3,018,996
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (p)(x)		2,145,000	2,079,622
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (p)		1,494,000	1,487,352
TOTAL INDUSTRIALS			6,585,970
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (p)		3,609,000	3,793,961
Consolidated Energy Finance SA 5.625% 10/15/2028 (p)		4,500,000	4,378,140
			8,172,101
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (q)	EUR	895,000	1,046,839
TOTAL MATERIALS			9,218,940
TOTAL SWITZERLAND			176,623,652
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (p)		1,059,000	1,085,475
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (p)		1,375,000	939,936
TURKEY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (p)		945,000	933,188
Financials - 0.0%
Banks - 0.0%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (b)(p)		1,420,000	1,432,567
Turkiye Ihracat Kredi Bankasi AS 6.125% 5/2/2029 (p)		1,340,000	1,323,276
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (p)		1,670,000	1,621,203
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (p)		1,775,000	1,732,010
TOTAL FINANCIALS			6,109,056
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (p)		700,000	718,031
TOTAL TURKEY			7,760,275
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (p)		1,360,207	1,128,972
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (p)		1,370,000	1,227,821
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (p)		1,174,569	1,049,148
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (p)		5,030,000	4,403,212
TOTAL ENERGY			6,680,181
Financials - 0.0%
Financial Services - 0.0%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (p)		1,720,000	1,567,350
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (p)		835,000	850,656
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (p)		1,925,000	1,823,322
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (p)		870,000	836,984
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (p)		2,140,000	1,945,988
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (p)		810,000	835,182
TOTAL FINANCIALS			7,859,482
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (p)		2,070,000	1,967,618
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (p)		1,480,000	1,370,442
TOTAL INDUSTRIALS			3,338,060
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC 5.875% 4/14/2056 (b)(p)		1,515,000	1,420,661
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(q)		2,355,000	2,313,458
Alpha Star Holding IX Ltd 7% 8/26/2028 (q)		1,815,000	1,801,605
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (q)		1,805,000	1,821,101
Sobha Sukuk Ltd 8.75% 7/17/2028 (q)		1,335,000	1,326,656
TOTAL REAL ESTATE			8,683,481
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (p)		1,960,000	1,512,160
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (p)		880,000	873,800
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (p)		985,000	964,689
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (p)		1,720,000	1,630,974
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (p)		520,000	520,998
TOTAL UTILITIES			5,502,621
TOTAL UNITED ARAB EMIRATES			32,063,825
UNITED KINGDOM - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (q)	EUR	2,300,000	2,641,953
Virgin Media Finance PLC 5% 7/15/2030 (p)		805,000	660,924
			3,302,877
Media - 0.0%
Pearson Funding PLC 6.375% 4/28/2036 (q)	GBP	800,000	1,092,855
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (p)		3,775,000	3,284,898
			4,377,753
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (p)		2,325,000	1,944,171
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (p)		1,030,000	906,263
			2,850,434
TOTAL COMMUNICATION SERVICES			10,531,064
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (p)		2,525,000	2,606,329
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (p)		2,185,000	2,285,881
			4,892,210
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (q)	GBP	2,757,000	3,130,487
Marks & Spencer PLC 5.125% 8/18/2032 (q)	GBP	1,600,000	2,119,726
			5,250,213
Hotels, Restaurants & Leisure - 0.0%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (p)		2,030,000	2,057,829
IHG Finance LLC 3.375% 9/10/2030 (q)	EUR	1,350,000	1,564,594
Whitbread Group PLC 2.375% 5/31/2027 (q)	GBP	1,850,000	2,424,305
			6,046,728
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (q)	GBP	3,350,000	3,841,167
TOTAL CONSUMER DISCRETIONARY			20,030,318
Consumer Staples - 0.3%
Beverages - 0.0%
Coca-Cola Europacific Partners PLC 3.5% 5/8/2032 (q)	EUR	715,000	837,279
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033		21,453,000	23,260,764
BAT International Finance PLC 4.125% 4/12/2032 (q)	EUR	5,095,000	6,066,394
Imperial Brands Finance PLC 3.875% 2/12/2034 (q)	EUR	7,075,000	8,093,127
Imperial Brands Finance PLC 6.125% 7/27/2027 (p)		12,116,000	12,327,465
Reynolds American Inc 5.7% 8/15/2035		2,699,000	2,784,326
Reynolds American Inc 5.85% 8/15/2045		22,737,000	22,390,650
Reynolds American Inc 6.15% 9/15/2043		2,874,000	2,918,822
Reynolds American Inc 7.25% 6/15/2037		3,221,000	3,681,456
			81,523,004
TOTAL CONSUMER STAPLES			82,360,283
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (p)		7,588,000	8,096,434
Financials - 0.5%
Banks - 0.5%
Barclays PLC 3.543% 8/14/2031 (b)(q)	EUR	4,648,000	5,427,740
Barclays PLC 5.088% 6/20/2030 (b)		26,155,000	26,237,537
Barclays PLC 5.69% 3/12/2030 (b)		28,747,000	29,450,362
Barclays PLC 6.174% 7/29/2036 (b)(q)	GBP	870,000	1,183,954
Barclays PLC 6.224% 5/9/2034 (b)		20,610,000	21,748,204
Barclays PLC 6.49% 9/13/2029 (b)		36,156,000	37,534,012
HSBC Holdings PLC 3.608% 12/1/2033 (b)(q)	EUR	1,100,000	1,272,930
HSBC Holdings PLC 4.787% 3/10/2032 (b)(q)	EUR	1,620,000	1,994,114
HSBC Holdings PLC 4.856% 5/23/2033 (b)(q)	EUR	3,240,000	4,016,080
HSBC Holdings PLC 8.201% 11/16/2034 (b)(q)	GBP	2,665,000	3,879,485
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(q)	EUR	4,800,000	5,895,995
NatWest Group PLC 2.105% 11/28/2031 (b)(q)	GBP	2,330,000	3,115,804
NatWest Group PLC 3.073% 5/22/2028 (b)		17,464,000	17,238,768
NatWest Group PLC 7.416% 6/6/2033 (b)(q)	GBP	5,593,000	7,810,002
Standard Chartered PLC 3.864% 3/17/2033 (b)(q)	EUR	2,065,000	2,427,166
Standard Chartered PLC 3.934% 5/28/2032 (b)(q)	EUR	2,270,000	2,679,046
Virgin Money UK PLC 7.625% 8/23/2029 (b)(q)	GBP	2,980,000	4,236,895
			176,148,094
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (q)	EUR	3,200,000	3,700,828
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (q)	GBP	2,600,000	3,964,439
TOTAL FINANCIALS			183,813,361
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (q)	EUR	4,150,000	3,657,084
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (q)	GBP	3,850,000	5,224,320
TOTAL INDUSTRIALS			8,881,404
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (j)(k)(p)		1,205,000	172,748
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (q)	GBP	1,600,000	2,148,547
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (q)	EUR	1,580,000	1,842,912
TOTAL REAL ESTATE			3,991,459
Utilities - 0.2%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (q)	EUR	1,770,000	2,039,496
NGG Finance PLC 2.125% 9/5/2082 (b)(q)	EUR	3,500,000	4,020,261
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (q)	EUR	3,275,000	3,786,870
			9,846,627
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (p)		6,170,000	6,134,224
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (p)		2,370,000	2,424,066
			8,558,290
Water Utilities - 0.2%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (q)	GBP	1,300,000	1,696,920
Anglian Water Services Financing PLC 5.875% 6/20/2031 (q)	GBP	3,103,000	4,237,328
Anglian Water Services Financing PLC 6.293% 7/30/2030 (q)	GBP	2,044,000	2,837,264
Northumbrian Water Finance PLC 5.375% 7/22/2032 (q)	GBP	1,725,000	2,292,722
Northumbrian Water Finance PLC 5.625% 4/29/2033 (q)	GBP	2,900,000	3,872,316
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (q)	EUR	3,525,000	4,079,698
South West Water Finance PLC 5.25% 9/15/2031 (q)	GBP	2,820,000	3,759,783
South West Water Finance PLC 5.75% 12/11/2032 (q)	GBP	650,000	883,497
SW Finance I PLC 6.875% 8/7/2032 (q)	GBP	3,350,000	4,600,690
SW Finance I PLC 7.375% 12/12/2041 (q)	GBP	1,194,000	1,590,281
Wessex Water Services Finance PLC 6.125% 9/19/2034 (q)	GBP	2,115,000	2,858,045
Yorkshire Water Finance PLC 5.5% 4/28/2035 (q)	GBP	1,324,000	1,694,968
Yorkshire Water Finance PLC 6% 7/22/2033 (q)	GBP	2,625,000	3,534,445
			37,937,957
TOTAL UTILITIES			56,342,874
TOTAL UNITED KINGDOM			374,219,945
UNITED STATES - 17.2%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.5%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (p)		3,460,000	3,487,449
APLD ComputeCo LLC 9.25% 12/15/2030 (p)		9,020,000	9,736,531
AT&T Inc 4.3% 2/15/2030		5,232,000	5,184,803
AT&T Inc 4.4% 4/30/2031		5,141,000	5,079,870
Black Pearl Compute LLC 6.125% 2/15/2031 (p)		2,117,000	2,153,857
Cipher Compute LLC 7.125% 11/15/2030 (p)(x)		2,075,000	2,163,086
Comcast Corp 3.9% 3/1/2038		3,341,000	2,874,391
Comcast Corp 4.65% 7/15/2042		7,870,000	6,848,581
Comcast Corp 6.45% 3/15/2037		1,399,000	1,520,638
Core Scientific Finance I LLC 7.75% 5/15/2031 (p)		7,725,000	7,900,058
Edged Compute LLC 7.5% 4/30/2031 (p)		7,891,000	7,911,375
Flash Compute LLC 7.25% 12/31/2030 (p)		3,860,000	3,979,401
HUT 8 DC LLC 6.192% 11/15/2042 (p)		25,588,000	25,893,226
Level 3 Financing Inc 3.75% 7/15/2029 (p)		242,000	234,137
Level 3 Financing Inc 6.875% 6/30/2033 (p)		3,455,000	3,558,761
Level 3 Financing Inc 7% 3/31/2034 (p)		4,095,000	4,244,413
Level 3 Financing Inc 7.5% 2/15/2037 (p)		3,000,000	3,092,097
Level 3 Financing Inc 8.5% 1/15/2036 (p)		6,220,000	6,724,821
Lumen Technologies Inc 4.5% 1/15/2029 (p)		515,000	495,687
Meridian Arc Holdco LLC 6.25% 4/30/2031 (p)		8,175,000	8,217,036
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (p)		10,805,000	10,819,803
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (p)		5,408,000	5,418,853
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (p)		3,280,000	3,238,824
Uniti Services LLC 7.5% 10/15/2033 (p)		2,330,000	2,452,095
Verizon Communications Inc 2.55% 3/21/2031		21,181,000	19,314,504
Verizon Communications Inc 4.75% 1/15/2033		19,384,000	19,202,489
Verizon Communications Inc 4.78% 2/15/2035		26,362,000	25,652,953
WULF Compute LLC 7.75% 10/15/2030 (p)(x)		4,845,000	5,090,932
			202,490,671
Entertainment - 0.0%
AP Core Holdings II LLC 11% 5/15/2031 (p)		2,855,000	2,991,302
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (p)		3,755,000	3,915,889
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (p)		3,700,000	3,910,341
			10,817,532
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.875% 5/15/2033		31,705,000	31,613,962
Meta Platforms Inc 5.25% 5/15/2036		20,749,000	20,731,454
Snap Inc 6.875% 3/1/2033 (p)		1,885,000	1,868,424
Snap Inc 6.875% 3/15/2034 (p)		1,110,000	1,092,689
			55,306,529
Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (p)		2,715,000	2,267,777
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (p)		4,085,000	3,698,564
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		3,950,000	3,465,862
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (p)		2,380,000	2,035,316
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (p)		1,585,000	1,413,022
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (p)		1,045,000	1,021,482
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (p)		835,000	814,787
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		4,414,000	3,760,436
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		21,085,000	19,496,573
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		5,417,000	4,019,411
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		17,163,000	13,394,752
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		47,728,000	38,503,918
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		36,711,000	28,162,502
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		9,973,000	8,389,659
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		16,353,000	16,825,428
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		22,400,000	20,705,348
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		14,936,000	15,324,371
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		37,000,000	38,202,433
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		3,000,000	2,827,913
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (p)		2,900,000	2,997,695
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (p)		2,900,000	3,042,753
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (p)		2,292,000	2,300,062
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (p)		2,845,000	2,964,334
CMG Media Corp 8.875% 6/18/2029 (p)		515,000	413,399
CSC Holdings LLC 3.375% 2/15/2031 (p)		8,076,000	4,493,111
CSC Holdings LLC 4.125% 12/1/2030 (p)		4,315,000	2,459,537
CSC Holdings LLC 4.5% 11/15/2031 (p)		5,145,000	2,919,788
CSC Holdings LLC 4.625% 12/1/2030 (p)		3,078,000	723,329
DISH Network Corp 11.75% 11/15/2027 (p)		3,054,000	3,146,781
Dotdash Meredith Inc 7.625% 6/15/2032 (p)		1,715,000	1,645,358
EchoStar Corp 10.75% 11/30/2029		3,934,407	4,275,678
EW Scripps Co/The 9.875% 8/15/2030 (p)		2,172,000	2,073,694
Lamar Media Corp 5.375% 11/1/2033 (p)		2,175,000	2,142,280
Nexstar Media Inc 6.5% 9/15/2033 (p)		2,100,000	2,116,733
Time Warner Cable LLC 4.5% 9/15/2042		18,291,000	13,832,877
Time Warner Cable LLC 5.5% 9/1/2041		8,265,000	7,131,433
Time Warner Cable LLC 5.875% 11/15/2040		10,540,000	9,476,700
Time Warner Cable LLC 6.55% 5/1/2037		29,622,000	29,588,692
Time Warner Cable LLC 7.3% 7/1/2038		24,672,000	25,712,497
Univision Communications Inc 8.5% 7/31/2031 (p)(x)		5,386,000	5,422,240
Univision Communications Inc 8.875% 4/15/2033 (p)		1,995,000	1,987,391
Univision Communications Inc 9.375% 8/1/2032 (p)		5,020,000	5,140,470
			360,336,386
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		35,000,000	30,846,247
T-Mobile USA Inc 3.75% 4/15/2027		23,850,000	23,756,183
T-Mobile USA Inc 3.875% 4/15/2030		42,000,000	40,869,913
T-Mobile USA Inc 5.05% 7/15/2033		29,000,000	29,189,592
			124,661,935
TOTAL COMMUNICATION SERVICES			753,613,053
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (p)		1,570,000	1,575,845
American Axle & Manufacturing Inc 7.75% 10/15/2033 (p)		2,960,000	2,968,173
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (p)		2,930,000	3,001,346
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (p)		1,040,000	1,075,100
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (p)		3,893,000	3,936,796
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (p)		3,260,000	3,261,122
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (p)		3,260,000	3,253,341
			19,071,723
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		54,000,000	47,916,893
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (p)		5,425,000	5,348,591
Stellantis Finance US Inc 5.75% 3/18/2030 (p)		3,130,000	3,144,157
			56,409,641
Broadline Retail - 0.1%
Amazon.com Inc 3.7% 3/16/2035	EUR	3,275,000	3,837,111
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (p)		1,425,954	1,163,771
Saks Global Enterprises LLC 11% (j)(k)(p)		1,092,918	0
Wayfair LLC 6.75% 11/15/2032 (p)		4,130,000	4,195,337
Wayfair LLC 7.125% 5/31/2034 (p)		755,000	769,300
Wayfair LLC 7.25% 10/31/2029 (p)		5,106,000	5,253,584
Wayfair LLC 7.75% 9/15/2030 (p)		6,540,000	6,808,192
			22,027,295
Diversified Consumer Services - 0.0%
Sotheby's 8.25% 4/15/2031 (p)		5,765,000	5,675,398
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (p)		1,140,000	1,084,301
StoneMor Inc 8.5% 5/15/2029 (p)		6,774,000	6,643,899
TKC Holdings Inc 12% 2/15/2031 (p)		1,030,000	1,072,303
TKC Holdings Inc 8.5% 8/15/2030 (p)		3,150,000	3,220,998
			17,696,899
Hotels, Restaurants & Leisure - 0.2%
Acushnet Co 5.625% 12/1/2033 (p)		1,025,000	1,016,986
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (p)		3,842,000	3,496,254
Caesars Entertainment Inc 7% 2/15/2030 (p)		1,126,000	1,139,347
Carnival Corp Ltd 5.75% 8/1/2032 (p)		1,110,000	1,121,301
Carnival Corp Ltd 5.875% 6/15/2031 (p)		3,575,000	3,630,303
Carnival Corp Ltd 6.125% 2/15/2033 (p)		1,990,000	2,015,448
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (p)		6,637,000	6,475,390
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (p)		4,580,000	4,204,295
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (p)		1,700,000	1,692,247
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (p)		3,595,000	3,615,828
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (p)		1,910,000	1,926,915
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (p)		1,020,000	1,031,558
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (p)(x)		1,305,000	1,330,522
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (p)		2,045,000	2,079,571
Life Time Inc 6% 11/15/2031 (p)		1,055,000	1,070,283
Light & Wonder International Inc 6.25% 10/1/2033 (p)		2,185,000	2,160,812
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (p)		5,017,000	4,253,153
McDonald's Corp 3.5% 5/21/2032 (q)	EUR	1,740,000	2,027,284
McDonald's Corp 3.5% 7/1/2027		6,642,000	6,596,172
NCL Corp Ltd 6.25% 9/15/2033 (p)		2,265,000	2,171,597
NCL Corp Ltd 6.75% 2/1/2032 (p)		2,300,000	2,279,186
Royal Caribbean Cruises Ltd 6% 2/1/2033 (p)		1,870,000	1,895,762
Times Square Hotel Trust 8.528% 8/1/2026 (p)		56,642	56,681
Viking Cruises Ltd 5.875% 10/15/2033 (p)		4,920,000	4,929,850
Viking Cruises Ltd 9.125% 7/15/2031 (p)		665,000	699,215
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (p)		950,000	950,200
			63,866,160
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (p)		1,020,000	978,722
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (p)		1,110,000	1,088,220
Beazer Homes USA Inc 7.5% 3/15/2031 (p)		1,655,000	1,673,155
Century Communities Inc 6.625% 9/15/2033 (p)(x)		2,250,000	2,231,187
Dream Finders Homes Inc 6.875% 9/15/2030 (p)		2,420,000	2,388,437
LGI Homes Inc 7% 11/15/2032 (p)		7,515,000	7,249,629
Risewell Homes Inc 8.5% 11/1/2030 (p)		2,145,000	2,165,749
Whirlpool Corp 5.75% 3/1/2034		430,000	356,136
Whirlpool Corp 6.5% 6/15/2033 (x)		9,245,000	8,390,648
			26,521,883
Specialty Retail - 0.1%
Advance Auto Parts Inc 3.5% 3/15/2032		1,225,000	1,074,436
Advance Auto Parts Inc 3.9% 4/15/2030		1,150,000	1,073,884
Advance Auto Parts Inc 7% 8/1/2030 (p)		2,085,000	2,142,303
Advance Auto Parts Inc 7.375% 8/1/2033 (p)		5,114,000	5,319,890
AutoNation Inc 4.75% 6/1/2030		2,958,000	2,945,844
Carvana Co 10.25% 5/1/2030 (p)		220,000	235,399
Carvana Co 4.875% 9/1/2029 (p)		1,147,000	1,043,770
Carvana Co 5.5% 4/15/2027 (p)		1,262,000	1,236,760
Carvana Co 5.875% 10/1/2028 (p)		800,000	768,000
Carvana Co 9% 6/1/2030 pay-in-kind (b)(p)		999,080	1,036,198
Carvana Co 9% 6/1/2031 pay-in-kind (b)(p)		4,624,536	5,111,218
Champions Financing Inc 8.75% 2/15/2029 (p)(x)		4,599,000	4,445,052
LBM Acquisition LLC 6.25% 1/15/2029 (p)		3,483,000	2,145,628
Lowe's Cos Inc 3.35% 4/1/2027		2,389,000	2,374,347
Michaels Cos Inc/The 11% 3/15/2034 (p)		3,525,000	3,332,834
Michaels Cos Inc/The 8.5% 3/15/2033 (p)		3,455,000	3,373,095
Staples Inc 10.75% 9/1/2029 (p)		7,141,000	6,793,815
Staples Inc 12.75% 1/15/2030 (p)		3,212,485	2,458,968
			46,911,441
TOTAL CONSUMER DISCRETIONARY			252,505,042
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (p)		1,455,000	1,401,683
Albertsons Cos Inc 5.625% 3/31/2032 (p)		2,105,000	2,055,154
C&S Group Enterprises LLC 5% 12/15/2028 (p)		2,236,000	2,104,127
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (p)		765,000	775,215
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (p)		3,895,000	4,067,926
Kroger Co/The 5% 9/15/2034		19,550,000	19,356,151
Mars Inc 4.8% 3/1/2030 (p)		23,196,000	23,362,191
Mars Inc 5% 3/1/2032 (p)		17,414,000	17,596,519
Performance Food Group Inc 5.625% 3/1/2034 (p)		2,440,000	2,384,346
Performance Food Group Inc 6.125% 9/15/2032 (p)		1,025,000	1,036,280
US Foods Inc 4.75% 2/15/2029 (p)		2,565,000	2,529,786
US Foods Inc 5.75% 4/15/2033 (p)		1,445,000	1,442,937
US Foods Inc 6.875% 9/15/2028 (p)		1,025,000	1,049,953
			79,162,268
Food Products - 0.0%
B&G Foods Inc 5.25% 9/15/2027		40,000	38,891
J&F Luxembourg Finance SARL 8% 4/23/2033 (p)		640,000	630,476
Lamb Weston Holdings Inc 4.125% 1/31/2030 (p)		4,500,000	4,298,816
Lamb Weston Holdings Inc 4.375% 1/31/2032 (p)(x)		850,000	795,302
Post Holdings Inc 4.625% 4/15/2030 (p)		2,230,000	2,169,370
Post Holdings Inc 6.25% 10/15/2034 (p)		865,000	857,262
Post Holdings Inc 6.25% 2/15/2032 (p)		1,930,000	1,960,666
Post Holdings Inc 6.375% 3/1/2033 (p)		1,640,000	1,635,273
Post Holdings Inc 6.5% 3/15/2036 (p)		1,035,000	1,026,858
			13,412,914
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (p)		1,039,000	1,044,570
Tobacco - 0.0%
Philip Morris International Inc 3.25% 6/6/2032	EUR	6,405,000	7,363,755
TOTAL CONSUMER STAPLES			100,983,507
Energy - 1.6%
Energy Equipment & Services - 0.0%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (p)		4,185,000	4,186,607
Halliburton Co 4.85% 11/15/2035		5,447,000	5,305,384
Kodiak Gas Services LLC 6.5% 10/1/2033 (p)		1,380,000	1,404,411
Kodiak Gas Services LLC 6.75% 10/1/2035 (p)		1,580,000	1,623,834
Star Holding LLC 8.75% 8/1/2031 (p)		1,505,000	1,530,270
Transocean Aquila Ltd 8% 9/30/2028 (p)		673,846	689,850
Transocean International Ltd 7.875% 10/15/2032 (p)		570,000	608,146
Transocean International Ltd 8.25% 5/15/2029 (p)		1,485,000	1,542,236
Transocean International Ltd 8.5% 5/15/2031 (p)		1,915,000	2,022,805
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (p)		2,050,000	2,057,796
WBI Operating LLC 6.5% 10/15/2033 (p)		1,060,000	1,073,526
			22,044,865
Oil, Gas & Consumable Fuels - 1.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (p)		1,135,000	1,123,076
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (p)		4,145,000	4,095,222
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (p)		1,175,000	1,204,031
California Resources Corp 7% 1/15/2034 (p)		2,290,000	2,308,480
California Resources Corp 8.25% 6/15/2029 (p)		3,083,000	3,216,556
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (p)		1,905,000	2,016,940
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (p)		4,655,000	4,759,598
Cheniere Energy Inc 5.2% 7/30/2036 (p)		5,296,000	5,217,315
Cheniere Energy Inc 6% 7/30/2056 (p)		1,904,000	1,900,932
Cheniere Energy Partners LP 5.35% 11/30/2036 (g)(p)		12,428,000	12,428,994
CITGO Petroleum Corp 8.375% 1/15/2029 (p)		980,000	1,009,695
CNX Midstream Partners LP 4.75% 4/15/2030 (p)		2,435,000	2,350,855
CNX Resources Corp 5.875% 3/1/2034 (p)		2,255,000	2,219,801
CNX Resources Corp 7.25% 3/1/2032 (p)		2,245,000	2,320,300
CNX Resources Corp 7.375% 1/15/2031 (p)		1,875,000	1,924,537
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (p)		3,692,000	3,846,407
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (p)		9,954,000	10,514,858
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (p)		2,975,000	3,170,876
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (p)		5,356,000	5,701,321
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (p)		3,206,000	3,494,608
Comstock Resources Inc 5.875% 1/15/2030 (p)(x)		3,274,000	3,094,322
Comstock Resources Inc 6.75% 3/1/2029 (p)		2,380,000	2,338,442
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (p)		465,000	457,827
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (p)		3,220,000	3,413,007
CVR Energy Inc 7.5% 2/15/2031 (p)		2,110,000	2,133,710
CVR Energy Inc 7.875% 2/15/2034 (p)		1,055,000	1,058,494
DBR Land Holdings LLC 6.25% 12/1/2030 (p)		1,040,000	1,056,172
DCP Midstream Operating LP 6.45% 11/3/2036 (p)		8,754,000	9,322,340
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (p)		330,000	340,737
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (p)		1,507,000	1,568,870
Energy Transfer LP 3.75% 5/15/2030		18,703,000	18,069,609
Energy Transfer LP 4.95% 6/15/2028		12,566,000	12,666,666
Energy Transfer LP 5% 5/15/2050		7,537,000	6,418,373
Energy Transfer LP 5.25% 4/15/2029		6,576,000	6,691,036
Energy Transfer LP 5.8% 6/15/2038		7,006,000	7,151,915
Energy Transfer LP 6.5% 2/15/2056 (b)		1,267,000	1,277,453
Energy Transfer LP 6.75% 2/15/2056 (b)		222,000	226,173
Energy Transfer LP 7.375% 2/1/2031 (p)		1,445,000	1,497,485
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034		1,060,000	1,064,090
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		3,110,000	3,261,995
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,640,000	1,656,172
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (p)(x)		900,000	915,057
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (p)(x)		1,010,000	1,059,955
Harvest Midstream I LP 6.75% 5/15/2034 (p)		2,530,000	2,597,474
Harvest Midstream I LP 7.5% 5/15/2032 (p)		1,085,000	1,127,353
Hess Corp 5.8% 4/1/2047		15,757,000	16,107,489
Hess Corp 7.125% 3/15/2033		3,656,000	4,146,991
Hess Corp 7.3% 8/15/2031		8,054,000	9,038,528
Hess Corp 7.875% 10/1/2029		13,500,000	14,934,119
Hess Midstream Operations LP 4.25% 2/15/2030 (p)		915,000	886,841
Hess Midstream Operations LP 5.125% 6/15/2028 (p)		3,182,000	3,176,238
Hess Midstream Operations LP 5.5% 10/15/2030 (p)		850,000	848,891
Hess Midstream Operations LP 5.875% 3/1/2028 (p)		1,670,000	1,686,738
Hess Midstream Operations LP 6.5% 6/1/2029 (p)		910,000	933,314
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (p)		1,110,000	1,123,056
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (p)		940,000	971,645
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		27,364,000	26,302,249
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		1,203,000	1,294,948
Kinder Morgan Inc 5.05% 2/15/2046		3,092,000	2,801,170
Kinder Morgan Inc 5.55% 6/1/2045		7,786,000	7,529,442
Kinetik Holdings LP 5.875% 6/15/2030 (p)		1,775,000	1,783,888
Kinetik Holdings LP 6.625% 12/15/2028 (p)		3,520,000	3,594,480
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (p)		3,258,000	3,314,749
MPLX LP 4.8% 2/15/2029		3,672,000	3,693,708
MPLX LP 4.95% 9/1/2032		22,661,000	22,589,716
MPLX LP 5.5% 2/15/2049		11,018,000	10,158,324
Occidental Petroleum Corp 6.45% 9/15/2036		16,266,000	17,664,160
Occidental Petroleum Corp 6.6% 3/15/2046		18,160,000	19,470,335
Occidental Petroleum Corp 6.625% 9/1/2030		19,199,000	20,474,793
Occidental Petroleum Corp 7.5% 5/1/2031		21,425,000	23,886,326
ONEOK Inc 4.25% 9/24/2027		8,535,000	8,516,279
ONEOK Inc 4.4% 10/15/2029		8,925,000	8,864,777
ONEOK Inc 4.75% 10/15/2031		17,361,000	17,257,422
Par Petroleum LLC 7.375% 6/1/2034 (p)		2,415,000	2,471,785
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		2,050,000	2,050,783
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (p)		3,230,000	3,215,567
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (p)		5,080,000	5,202,388
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (p)		2,780,000	2,972,164
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		4,919,000	4,751,157
Prairie Acquiror LP 9% 8/1/2029 (p)		645,000	672,315
Rockies Express Pipeline LLC 4.8% 5/15/2030 (p)		220,000	215,561
Rockies Express Pipeline LLC 4.95% 7/15/2029 (p)		1,580,000	1,565,569
Rockies Express Pipeline LLC 6.75% 3/15/2033 (p)		2,480,000	2,578,719
Rockies Express Pipeline LLC 6.875% 4/15/2040 (p)		990,000	1,012,400
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		31,000,000	30,803,884
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		2,125,000	2,082,498
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		2,085,000	2,089,990
Sunoco LP 5.375% 7/15/2031 (p)		3,185,000	3,169,490
Sunoco LP 5.625% 7/15/2034 (p)(x)		14,365,000	14,148,428
Sunoco LP 5.875% 3/15/2034 (p)		1,125,000	1,118,280
Sunoco LP 6.25% 7/1/2033 (p)		2,275,000	2,313,518
Sunoco LP 6.625% 8/15/2032 (p)		1,735,000	1,771,444
Sunoco LP 7% 5/1/2029 (p)		950,000	980,737
Sunoco LP 7.25% 5/1/2032 (p)		970,000	1,013,539
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (p)		2,765,000	2,764,740
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (p)		7,812,000	7,860,302
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (p)		4,290,000	4,290,819
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (p)		1,125,000	1,149,496
Targa Resources Corp 4.35% 1/15/2029		9,015,000	8,979,497
Targa Resources Corp 4.35% 4/15/2031		10,746,000	10,526,546
Targa Resources Corp 4.9% 9/15/2030		12,135,000	12,215,568
Targa Resources Corp 5.65% 2/15/2036		29,221,000	29,838,654
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		3,952,000	3,752,394
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (p)		2,375,000	2,439,501
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (p)		3,570,000	3,732,456
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (p)(x)		1,320,000	1,377,576
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (p)		4,590,000	4,868,274
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (p)		1,790,000	1,975,431
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (p)		1,840,000	2,065,159
Western Gas Partners LP 4.05% 2/1/2030 (o)		19,000,000	18,476,347
Western Gas Partners LP 4.75% 8/15/2028		3,701,000	3,704,792
Williams Cos Inc/The 3.5% 11/15/2030		32,834,000	31,247,543
Williams Cos Inc/The 4.65% 8/15/2032		23,596,000	23,334,396
			679,139,452
TOTAL ENERGY			701,184,317
Financials - 7.0%
Banks - 3.3%
Bank of America Corp 2.299% 7/21/2032 (b)		34,460,000	30,492,643
Bank of America Corp 2.496% 2/13/2031 (b)		10,000,000	9,255,652
Bank of America Corp 3.419% 12/20/2028 (b)		14,844,000	14,612,709
Bank of America Corp 3.705% 4/24/2028 (b)		20,736,000	20,614,766
Bank of America Corp 4.25% 10/22/2026		9,380,000	9,384,675
Bank of America Corp 4.571% 4/27/2033 (b)		10,000,000	9,823,724
Bank of America Corp 4.695% 4/23/2032 (b)		45,000,000	44,727,741
Bank of America Corp 5.015% 7/22/2033 (b)		202,394,000	203,466,840
Bank of America Corp 5.468% 1/23/2035 (b)		31,000,000	31,700,103
Citigroup Inc 2.666% 1/29/2031 (b)		10,000,000	9,307,716
Citigroup Inc 4.296% 7/23/2036 (b)	EUR	2,000,000	2,341,315
Citigroup Inc 4.3% 11/20/2026		5,384,000	5,389,329
Citigroup Inc 4.412% 3/31/2031 (b)		42,031,000	41,565,698
Citigroup Inc 4.45% 9/29/2027		19,254,000	19,253,734
Citigroup Inc 4.91% 5/24/2033 (b)		98,011,000	97,623,254
Citizens Financial Group Inc 2.638% 9/30/2032		10,185,000	8,801,768
JPMorgan Chase & Co 2.739% 10/15/2030 (b)		10,000,000	9,412,383
JPMorgan Chase & Co 2.956% 5/13/2031 (b)		16,800,000	15,716,375
JPMorgan Chase & Co 4.452% 12/5/2029 (b)		40,200,000	40,066,646
JPMorgan Chase & Co 4.493% 3/24/2031 (b)		60,900,000	60,605,783
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		89,633,000	88,386,776
JPMorgan Chase & Co 4.898% 1/22/2037 (b)		18,545,000	18,071,654
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		89,141,000	89,311,159
JPMorgan Chase & Co 5.103% 4/22/2031 (b)		24,460,000	24,866,521
JPMorgan Chase & Co 5.299% 7/24/2029 (b)		35,000,000	35,526,437
JPMorgan Chase & Co 5.336% 1/23/2035 (b)		45,000,000	45,675,426
JPMorgan Chase & Co 5.572% 4/22/2036 (b)		29,053,000	29,897,808
JPMorgan Chase & Co 5.717% 9/14/2033 (b)		23,223,000	24,007,385
Synchrony Bank 5.625% 8/23/2027		19,587,000	19,795,814
Wells Fargo & Co 2.572% 2/11/2031 (b)		10,000,000	9,274,018
Wells Fargo & Co 3.526% 3/24/2028 (b)		33,177,000	32,947,541
Wells Fargo & Co 4.478% 4/4/2031 (b)		58,414,000	57,928,499
Wells Fargo & Co 4.897% 7/25/2033 (b)		54,000,000	53,763,611
Wells Fargo & Co 5.15% 4/23/2031 (b)		33,112,000	33,604,019
Wells Fargo & Co 5.389% 4/24/2034 (b)		29,117,000	29,645,142
Wells Fargo & Co 5.499% 1/23/2035 (b)		10,279,000	10,498,058
Wells Fargo & Co 5.574% 7/25/2029 (b)		33,000,000	33,649,398
Wells Fargo & Co 5.605% 4/23/2036 (b)		29,243,000	30,000,637
Wells Fargo & Co 6.303% 10/23/2029 (b)		20,000,000	20,768,435
Western Alliance Bancorp 3% 6/15/2031 (b)		3,979,000	3,854,457
			1,375,635,649
Capital Markets - 2.3%
Ares Strategic Income Fund 5.45% 9/9/2028 (p)		19,771,000	19,608,540
Ares Strategic Income Fund 5.8% 9/9/2030 (p)		15,997,000	15,770,418
Athene Global Funding 5.339% 1/15/2027 (p)		46,561,000	46,763,323
Athene Global Funding 5.583% 1/9/2029 (p)		27,659,000	28,054,428
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5799% 4/19/2027 (b)(c)(p)		42,310,000	42,388,943
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)		34,782,000	30,755,281
Goldman Sachs Group Inc/The 2.6% 2/7/2030		10,000,000	9,320,238
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		64,036,000	58,064,104
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)		128,004,000	127,115,734
Goldman Sachs Group Inc/The 3.8% 3/15/2030		70,690,000	68,586,407
Goldman Sachs Group Inc/The 6.75% 10/1/2037		6,976,000	7,628,595
Hightower Holding LLC 6.75% 4/15/2029 (p)		1,030,000	1,027,509
Hightower Holding LLC 9.125% 1/31/2030 (p)		2,305,000	2,373,544
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (p)		3,096,000	3,103,764
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (p)		4,750,000	4,884,857
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (p)		820,000	849,928
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (p)		4,046,000	3,910,665
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (p)		1,515,000	1,493,838
Moody's Corp 3.25% 1/15/2028		7,339,000	7,225,208
Morgan Stanley 2.699% 1/22/2031 (b)		10,000,000	9,309,310
Morgan Stanley 3.622% 4/1/2031 (b)		39,278,000	37,709,166
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	2,550,000	3,002,819
Morgan Stanley 4.431% 1/23/2030 (b)		14,132,000	14,052,321
Morgan Stanley 4.708% 3/12/2032 (b)		86,400,000	85,609,525
Morgan Stanley 4.809% 4/16/2032 (b)		10,150,000	10,106,849
Morgan Stanley 4.889% 7/20/2033 (b)		69,805,000	69,555,586
Morgan Stanley 5.192% 4/17/2031 (b)		22,172,000	22,499,649
Morgan Stanley 5.25% 4/21/2034 (b)		45,000,000	45,449,043
Morgan Stanley 5.449% 7/20/2029 (b)		16,205,000	16,490,466
Morgan Stanley 5.664% 4/17/2036 (b)		17,585,000	18,097,842
Morgan Stanley 5.831% 4/19/2035 (b)		32,000,000	33,291,935
Morgan Stanley 6.407% 11/1/2029 (b)		70,000,000	72,786,351
MSCI Inc 5.15% 3/15/2036		7,209,000	7,008,499
MSCI Inc 5.25% 9/1/2035		26,818,000	26,422,076
			950,316,761
Consumer Finance - 0.7%
Ally Financial Inc 6.646% 1/17/2040 (b)		4,861,000	4,816,316
Ally Financial Inc 6.7% 2/14/2033		3,950,000	4,079,486
Ally Financial Inc 7.1% 11/15/2027		32,320,000	33,394,343
Capital One Financial Corp 3.273% 3/1/2030 (b)		22,490,000	21,678,487
Capital One Financial Corp 3.65% 5/11/2027		52,443,000	52,147,207
Capital One Financial Corp 4.1% 2/9/2027		11,988,000	11,980,454
Capital One Financial Corp 5.247% 7/26/2030 (b)		35,910,000	36,435,371
Capital One Financial Corp 6.377% 6/8/2034 (b)		3,572,000	3,788,289
Capital One Financial Corp 7.624% 10/30/2031 (b)		47,805,000	52,670,388
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	2,895,000	3,450,226
Ford Motor Credit Co LLC 4.97% 4/6/2029		7,087,000	7,041,739
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	1,595,000	2,182,484
LFS Topco LLC 8.75% 7/15/2030 (p)		3,250,000	3,235,424
Navient Corp 4.875% 3/15/2028		1,335,000	1,308,392
Navient Corp 5% 3/15/2027		3,040,000	3,021,918
Navient Corp 5.5% 3/15/2029 (x)		1,150,000	1,104,073
Navient Corp 5.625% 8/1/2033		735,000	598,268
Navient Corp 7.875% 6/15/2032 (x)		1,960,000	1,823,159
Navient Corp 9.375% 10/15/2031		1,075,000	1,069,813
OneMain Finance Corp 6.125% 5/15/2030		1,850,000	1,842,525
OneMain Finance Corp 6.5% 3/15/2033		1,125,000	1,098,653
OneMain Finance Corp 6.75% 3/15/2032		1,015,000	1,009,318
OneMain Finance Corp 6.75% 9/15/2033		1,450,000	1,420,738
OneMain Finance Corp 7.125% 11/15/2031		850,000	860,673
OneMain Finance Corp 7.125% 9/15/2032		920,000	927,113
SLM Corp 6.495% 5/15/2032 (b)		2,150,000	2,151,851
SLM Corp 6.5% 1/31/2030		2,125,000	2,152,472
Stellantis Financial Services US Corp 5.4% 9/15/2030 (p)		3,171,000	3,133,872
Synchrony Financial 3.95% 12/1/2027		19,808,000	19,615,081
			280,038,133
Financial Services - 0.3%
Block Inc 3.5% 6/1/2031		4,089,000	3,725,632
Block Inc 5.625% 8/15/2030 (p)		1,815,000	1,822,469
Block Inc 6% 8/15/2033 (p)		1,640,000	1,640,412
Block Inc 6.5% 5/15/2032		5,110,000	5,207,008
Burford Capital Global Finance LLC 7.5% 7/15/2033 (p)		3,125,000	2,671,875
Corebridge Financial Inc 3.65% 4/5/2027		24,155,000	24,032,553
Corebridge Financial Inc 3.85% 4/5/2029		9,902,000	9,678,252
Corebridge Financial Inc 3.9% 4/5/2032		11,788,000	11,093,830
Corebridge Financial Inc 4.35% 4/5/2042		2,681,000	2,259,054
Equitable Holdings Inc 4.572% 2/15/2029 (p)		4,941,000	4,893,363
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036		3,461,000	3,422,319
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (b)		2,124,000	2,146,463
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (b)		3,089,000	3,297,690
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (p)		1,475,000	1,476,584
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		3,080,000	2,666,780
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		9,456,000	9,353,511
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		660,000	627,924
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		395,000	392,020
Jackson Financial Inc 3.125% 11/23/2031		2,681,000	2,411,103
Jackson Financial Inc 5.17% 6/8/2027		10,301,000	10,352,977
Jackson Financial Inc 5.67% 6/8/2032		11,039,000	11,165,746
Pine Street Trust II 5.568% 2/15/2049 (p)		19,200,000	17,842,455
Walker & Dunlop Inc 6.625% 4/1/2033 (p)		2,235,000	2,259,370
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (p)		2,970,000	3,133,395
			137,572,785
Insurance - 0.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (p)		2,419,000	2,440,819
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (p)		3,460,000	3,472,975
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (p)		6,075,000	6,334,936
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (p)		21,096,000	20,618,106
Five Corners Funding Trust II 2.85% 5/15/2030 (p)		42,017,000	39,132,189
Grand River Funding Trust I 6.311% 2/15/2036 (p)		28,382,000	28,417,812
Liberty Mutual Group Inc 4.569% 2/1/2029 (p)		8,055,000	8,038,184
Liberty Mutual Group Inc 5.25% 5/1/2036 (p)		16,486,000	16,288,255
Marsh & McLennan Cos Inc 4.375% 3/15/2029		12,747,000	12,736,967
Unum Group 4% 6/15/2029		15,636,000	15,359,544
Unum Group 4.046% 8/15/2041 (p)		1,112,000	902,678
Unum Group 5.75% 8/15/2042		15,440,000	15,271,049
			169,013,514
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (p)		2,055,000	2,052,392
Rithm Capital Corp 8% 4/1/2029 (p)		1,210,000	1,213,314
Rithm Capital Corp 8% 7/15/2030 (p)		2,035,000	2,019,863
Rithm Capital Corp 8.5% 6/1/2031 (p)		1,075,000	1,073,077
Starwood Property Trust Inc 3.625% 7/15/2026 (p)		490,000	488,957
Starwood Property Trust Inc 5.25% 10/15/2028 (p)		1,030,000	1,027,320
Starwood Property Trust Inc 5.75% 1/15/2031 (p)		1,640,000	1,639,633
Starwood Property Trust Inc 6% 4/15/2030 (p)		1,495,000	1,507,932
Starwood Property Trust Inc 6.125% 6/1/2031 (p)		715,000	722,912
Starwood Property Trust Inc 6.5% 10/15/2030 (p)		700,000	717,373
Starwood Property Trust Inc 6.5% 7/1/2030 (p)		1,805,000	1,847,603
Starwood Property Trust Inc 7.25% 4/1/2029 (p)		1,045,000	1,083,708
			15,394,084
TOTAL FINANCIALS			2,927,970,926
Health Care - 1.0%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (p)		7,430,000	6,755,100
Health Care Equipment & Supplies - 0.0%
DENTSPLY SIRONA Inc 8.375% 9/12/2055 (b)		308,000	310,464
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (p)		4,934,000	5,063,962
			5,374,426
Health Care Providers & Services - 0.9%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (p)		3,190,000	3,272,391
Accendra Health Inc 6.625% 4/1/2030 (p)		8,260,000	4,984,485
Centene Corp 2.45% 7/15/2028		29,620,000	28,079,728
Centene Corp 2.625% 8/1/2031		13,830,000	12,009,271
Centene Corp 3.375% 2/15/2030		26,845,000	24,946,070
Centene Corp 4.25% 12/15/2027		8,403,000	8,377,280
Centene Corp 4.625% 12/15/2029		28,460,000	27,719,121
CHS/Community Health Systems Inc 4.75% 2/15/2031 (p)		3,650,000	3,356,001
CHS/Community Health Systems Inc 5.25% 5/15/2030 (p)		8,970,000	8,452,855
CHS/Community Health Systems Inc 6.125% 4/1/2030 (p)		4,055,000	3,687,601
CHS/Community Health Systems Inc 9.75% 1/15/2034 (p)		1,925,000	2,019,171
Cigna Group/The 3.05% 10/15/2027		10,400,000	10,216,773
CVS Health Corp 3% 8/15/2026		2,303,000	2,297,258
CVS Health Corp 3.625% 4/1/2027		7,027,000	6,992,763
CVS Health Corp 4.78% 3/25/2038		18,481,000	17,257,510
CVS Health Corp 5% 1/30/2029		10,678,000	10,801,824
CVS Health Corp 5.25% 1/30/2031		4,378,000	4,467,545
CVS Health Corp 6.75% 12/10/2054 (b)(x)		3,717,000	3,875,456
CVS Health Corp 7% 3/10/2055 (b)		4,731,000	4,929,297
DaVita Inc 4.625% 6/1/2030 (p)		4,985,000	4,843,843
DaVita Inc 6.75% 7/15/2033 (p)		2,790,000	2,883,278
DaVita Inc 6.875% 9/1/2032 (p)		2,880,000	2,982,395
Global Medical Response Inc 7.375% 10/1/2032 (p)		991,000	1,029,679
HCA Inc 3.5% 9/1/2030		20,891,000	19,850,503
HCA Inc 3.625% 3/15/2032		3,086,000	2,871,643
HCA Inc 5.5% 6/1/2033		18,000,000	18,384,348
HCA Inc 5.625% 9/1/2028		16,701,000	17,011,390
HCA Inc 5.875% 2/1/2029		15,195,000	15,598,749
Humana Inc 6.625% 9/15/2056 (b)		7,876,000	7,806,715
LifePoint Health Inc 10% 6/1/2032 (p)		2,051,000	2,099,875
Molina Healthcare Inc 6.25% 1/15/2033 (p)		6,699,000	6,698,411
Molina Healthcare Inc 6.5% 2/15/2031 (p)		3,080,000	3,123,251
National Mentor Holdings Inc 10.5% 12/15/2030 (p)		2,765,000	2,910,652
Pediatrix Medical Group Inc 5.375% 2/15/2030 (p)		2,070,000	2,048,512
Sabra Health Care LP 3.2% 12/1/2031		36,074,000	32,764,664
Surgery Center Holdings Inc 7.25% 4/15/2032 (p)		2,032,000	2,036,755
TEAM Services Holding Inc 9% 2/15/2033 (p)		4,280,000	4,312,314
Tenet Healthcare Corp 4.375% 1/15/2030		2,300,000	2,225,621
Tenet Healthcare Corp 4.625% 6/15/2028		3,035,000	3,014,969
Tenet Healthcare Corp 5.5% 11/15/2032 (p)		3,090,000	3,077,505
Tenet Healthcare Corp 6% 11/15/2033 (p)		1,680,000	1,696,393
Tenet Healthcare Corp 6.125% 10/1/2028		2,495,000	2,501,367
Tenet Healthcare Corp 6.125% 6/15/2030		2,691,000	2,716,075
Tenet Healthcare Corp 6.75% 5/15/2031		665,000	684,766
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		6,970,000	7,002,561
US Acute Care Solutions LLC 9.75% 5/15/2029 (p)		5,561,000	5,327,488
			365,246,122
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (p)		4,145,000	4,234,533
IQVIA Inc 6.5% 5/15/2030 (p)		1,445,000	1,482,204
			5,716,737
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (p)		9,864,000	10,098,933
Elanco Animal Health Inc 6.65% 8/28/2028 (b)		4,279,000	4,390,506
Mylan Inc 4.55% 4/15/2028		13,507,000	13,445,310
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (p)		345,000	341,967
Utah Acquisition Sub Inc 3.95% 6/15/2026		4,272,000	4,271,387
			32,548,103
TOTAL HEALTH CARE			415,640,488
Industrials - 0.9%
Aerospace & Defense - 0.4%
Axon Enterprise Inc 6.125% 3/15/2030 (p)		2,100,000	2,140,479
Axon Enterprise Inc 6.25% 3/15/2033 (p)		2,425,000	2,485,749
Boeing Co 3.55% 3/1/2038		2,570,000	2,150,310
Boeing Co 5.15% 5/1/2030		18,842,000	19,141,379
Boeing Co 5.705% 5/1/2040		13,710,000	13,977,225
Boeing Co 5.805% 5/1/2050		3,812,000	3,773,830
Boeing Co 5.93% 5/1/2060		13,710,000	13,569,898
Boeing Co 6.259% 5/1/2027		3,585,000	3,642,314
Boeing Co 6.298% 5/1/2029		8,683,000	9,083,884
Boeing Co 6.388% 5/1/2031		6,576,000	7,015,199
Boeing Co 6.528% 5/1/2034		7,038,000	7,683,119
Boeing Co 6.858% 5/1/2054		10,596,000	11,954,075
Boeing Co 7.008% 5/1/2064		10,000,000	11,427,451
BWX Technologies Inc 4.125% 6/30/2028 (p)		3,265,000	3,204,973
Carpenter Technology Corp 5.625% 3/1/2034 (p)		2,825,000	2,806,661
TransDigm Inc 6% 1/15/2033 (p)		1,085,000	1,097,405
TransDigm Inc 6.125% 7/31/2034 (p)(x)		3,620,000	3,605,031
TransDigm Inc 6.25% 1/31/2034 (p)(x)		740,000	757,393
TransDigm Inc 6.375% 3/1/2029 (p)		4,655,000	4,746,401
TransDigm Inc 6.375% 5/31/2033 (p)		2,785,000	2,811,740
TransDigm Inc 6.625% 3/1/2032 (p)		1,210,000	1,244,525
TransDigm Inc 6.75% 1/31/2034 (p)		3,270,000	3,351,260
TransDigm Inc 6.75% 8/15/2028 (p)		1,980,000	2,004,750
TransDigm Inc 7.125% 12/1/2031 (p)		415,000	431,011
			134,106,062
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (p)		2,192,000	2,258,795
Building Products - 0.1%
Ameritex Holdco Intermediate LLC 7.625% 8/15/2033 (p)		2,035,000	2,118,968
Builders FirstSource Inc 4.25% 2/1/2032 (p)		2,465,000	2,267,890
Builders FirstSource Inc 6.375% 3/1/2034 (p)		1,075,000	1,074,083
Builders FirstSource Inc 6.75% 5/15/2035 (p)		4,590,000	4,635,716
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (p)		1,880,000	1,145,832
Carrier Global Corp 5.9% 3/15/2034		2,545,000	2,685,752
Cornerstone Building Brands Inc 9.5% 8/15/2029 (p)		895,000	542,056
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (p)		5,350,000	5,469,590
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (p)		1,050,000	1,084,943
JH North America Holdings Inc 6.125% 7/31/2032 (p)		175,000	175,412
Standard Building Solutions Inc 5.875% 3/15/2034 (p)		2,065,000	2,013,382
Standard Building Solutions Inc 6.25% 8/1/2033 (p)		4,040,000	4,046,113
Standard Building Solutions Inc 6.5% 8/15/2032 (p)		1,955,000	1,984,227
			29,243,964
Commercial Services & Supplies - 0.1%
ADT Security Corp/The 5.875% 10/15/2033 (p)		2,055,000	2,008,327
Artera Services LLC 8.5% 2/15/2031 (p)(x)		13,170,000	12,026,956
Brand Industrial Services Inc 10.375% 8/1/2030 (p)		5,117,000	4,522,445
CoreCivic Inc 4.75% 10/15/2027		4,815,000	4,787,773
CoreCivic Inc 8.25% 4/15/2029		980,000	1,021,604
GEO Group Inc/The 10.25% 4/15/2031		2,965,000	3,213,079
GEO Group Inc/The 8.625% 4/15/2029		3,010,000	3,138,668
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (p)		1,050,000	1,025,518
GFL Environmental Inc 3.5% 9/1/2028 (p)		1,685,000	1,639,810
GFL Environmental Inc 6.75% 1/15/2031 (p)		405,000	418,174
Neptune Bidco US Inc 9.5% 2/15/2033 (p)		2,580,000	2,639,216
OT Midco Inc 10% 2/15/2030 (p)		4,121,000	1,588,934
Reworld Holding Corp 4.875% 12/1/2029 (p)		1,093,000	1,036,993
Williams Scotsman Inc 6.625% 4/15/2030 (p)(x)		1,210,000	1,244,636
Williams Scotsman Inc 6.625% 6/15/2029 (p)		1,755,000	1,799,186
			42,111,319
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (p)		3,845,000	3,850,964
Amsted Industries Inc 6.375% 3/15/2033 (p)		1,050,000	1,067,327
Granite Construction Inc 6.375% 6/15/2034 (g)(p)		1,440,000	1,469,536
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (p)		4,284,000	4,295,301
			10,683,128
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (p)		902,000	879,972
WESCO Distribution Inc 5.25% 4/15/2031 (p)		2,100,000	2,080,078
WESCO Distribution Inc 5.5% 4/15/2034 (p)		3,180,000	3,156,876
WESCO Distribution Inc 6.375% 3/15/2033 (p)		1,010,000	1,037,796
			7,154,722
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (p)		425,000	427,975
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (p)		1,665,000	1,700,156
Genesee & Wyoming Inc 6.25% 4/15/2032 (p)		3,930,000	3,989,210
Uber Technologies Inc 4.15% 1/15/2031		16,423,000	16,062,964
Uber Technologies Inc 4.8% 9/15/2035		12,955,000	12,614,420
			34,794,725
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (p)		1,425,000	1,394,667
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (p)		1,630,000	1,688,175
			3,082,842
Machinery - 0.0%
Allison Transmission Inc 5.875% 12/1/2033 (p)		2,120,000	2,125,934
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(p)		4,068,627	4,499,272
Chart Industries Inc 7.5% 1/1/2030 (p)		256,000	265,025
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (p)		2,110,000	2,138,274
Enpro Inc 6.125% 6/1/2033 (p)		1,035,000	1,053,735
			10,082,240
Passenger Airlines - 0.0%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (p)		3,424,000	3,149,537
United Airlines Holdings Inc 4.875% 3/1/2029		3,260,000	3,216,861
United Airlines Holdings Inc 5.375% 3/1/2031		2,110,000	2,086,825
			8,453,223
Professional Services - 0.0%
CACI International Inc 6.375% 6/15/2033 (p)		3,070,000	3,139,753
Paychex Inc 5.1% 4/15/2030		2,986,000	3,020,232
Paychex Inc 5.35% 4/15/2032		4,153,000	4,207,216
Paychex Inc 5.6% 4/15/2035		3,253,000	3,285,875
Verisk Analytics Inc 4.45% 3/15/2031		4,851,000	4,771,248
			18,424,324
Trading Companies & Distributors - 0.2%
FTAI Aviation Investors LLC 7% 6/15/2032 (p)		1,005,000	1,038,330
FTAI Aviation Investors LLC 7.875% 12/1/2030 (p)		1,860,000	1,951,127
Herc Holdings Inc 5.75% 3/15/2031 (p)		1,380,000	1,379,854
Herc Holdings Inc 6% 3/15/2034 (p)		1,260,000	1,252,098
Herc Holdings Inc 7% 6/15/2030 (p)		3,605,000	3,745,859
Herc Holdings Inc 7.25% 6/15/2033 (p)		2,675,000	2,790,391
QXO Building Products Inc 6.75% 4/30/2032 (p)		6,110,000	6,225,815
Sumisho Air Lease Corp 4.4% 3/24/2028 (p)		13,749,000	13,680,172
Sumisho Air Lease Corp 4.5% 3/24/2029 (p)		13,612,000	13,529,212
Sumisho Air Lease Corp 4.85% 3/24/2031 (p)		17,067,000	16,910,807
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (p)		980,000	1,026,738
United Rentals North America Inc 5.375% 11/15/2033 (p)		5,130,000	5,065,841
United Rentals North America Inc 6.125% 3/15/2034 (p)		3,195,000	3,278,977
			71,875,221
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (p)		980,000	1,014,160
TOTAL INDUSTRIALS			373,284,725
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Technologies Holding GmbH 3.625% 3/30/2031	EUR	1,190,000	1,402,536
Coherent Corp 5% 12/15/2029 (p)		2,210,000	2,187,464
Dell International LLC / EMC Corp 4.15% 2/15/2029		16,818,000	16,690,821
Dell International LLC / EMC Corp 4.5% 2/15/2031		33,281,000	32,990,983
Dell International LLC / EMC Corp 4.75% 10/6/2032		22,184,000	22,032,887
Dell International LLC / EMC Corp 5.1% 2/15/2036		40,930,000	40,764,587
Dell International LLC / EMC Corp 6.2% 7/15/2030		8,040,000	8,482,730
Sensata Technologies Inc 3.75% 2/15/2031 (p)		950,000	890,982
Sensata Technologies Inc 6.625% 7/15/2032 (p)		1,780,000	1,843,495
			127,286,485
IT Services - 0.1%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (p)		7,185,000	7,165,511
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (p)		2,651,000	2,647,959
CoreWeave Inc 9% 2/1/2031 (p)(x)		11,067,000	11,221,048
CoreWeave Inc 9.25% 6/1/2030 (p)		3,505,000	3,575,898
CoreWeave Inc 9.75% 10/1/2031 (p)		5,820,000	6,003,173
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (p)		1,125,000	1,058,751
			31,672,340
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology Inc 5.875% 10/1/2033 (p)		1,010,000	1,014,633
Broadcom Inc 1.95% 2/15/2028		6,532,000	6,288,595
Broadcom Inc 2.45% 2/15/2031		63,710,000	57,860,371
Broadcom Inc 2.6% 2/15/2033		92,472,000	80,597,884
Broadcom Inc 3.419% 4/15/2033		5,015,000	4,582,812
Entegris Inc 3.625% 5/1/2029 (p)		1,325,000	1,265,685
Entegris Inc 4.75% 4/15/2029 (p)(x)		5,435,000	5,399,293
Entegris Inc 5.95% 6/15/2030 (p)		5,300,000	5,354,696
ON Semiconductor Corp 3.875% 9/1/2028 (p)		1,660,000	1,619,587
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (b)		3,107,698	2,785,349
			166,768,905
Software - 0.3%
Cloud Software Group Inc 9% 9/30/2029 (p)		6,968,000	6,885,226
Fiserv Funding ULC 3.5% 6/15/2032	EUR	1,855,000	2,105,617
Oracle Corp 3.6% 4/1/2040		14,960,000	11,092,902
Oracle Corp 4.45% 9/26/2030		12,655,000	12,269,789
Oracle Corp 4.55% 2/4/2029		1,050,000	1,039,510
Oracle Corp 4.8% 9/26/2032		21,108,000	20,282,903
Oracle Corp 4.95% 2/4/2031		2,123,000	2,087,643
Oracle Corp 5.2% 9/26/2035		19,216,000	18,301,104
Oracle Corp 5.35% 5/4/2033		2,130,000	2,096,522
Oracle Corp 5.7% 2/4/2036		1,053,000	1,034,546
Oracle Corp 5.875% 9/26/2045		11,851,000	10,598,768
Oracle Corp 5.95% 9/26/2055		14,857,000	12,991,660
Oracle Corp 6.1% 9/26/2065		15,291,000	13,199,218
Oracle Corp 6.55% 2/4/2046		1,478,000	1,425,076
Oracle Corp 6.7% 2/4/2056		1,053,000	1,014,156
Oracle Corp 6.85% 2/4/2066		211,000	202,115
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.6986% 2/4/2029 (b)(c)		1,050,000	1,048,299
Rackspace Finance LLC 3.5% 5/15/2028 (p)		3,657,300	3,090,149
			120,765,203
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (p)		1,925,000	1,957,956
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (p)		1,265,000	1,289,116
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (p)		850,000	885,809
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (p)		1,045,000	1,092,647
			5,225,528
TOTAL INFORMATION TECHNOLOGY			451,718,461
Materials - 0.4%
Chemicals - 0.3%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (b)(p)		5,489,835	4,391,868
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (p)		970,000	1,009,933
Celanese US Holdings LLC 6.75% 4/15/2033		4,490,000	4,632,239
Celanese US Holdings LLC 7% 2/15/2031		2,200,000	2,280,148
Celanese US Holdings LLC 7.35% 11/15/2028 (b)		8,115,000	8,462,460
Celanese US Holdings LLC 7.375% 2/15/2034 (x)		6,994,000	7,304,862
Celanese US Holdings LLC 7.379% 7/15/2032 (b)(x)		17,045,000	17,913,972
Celanese US Holdings LLC 7.55% 11/15/2030 (b)(x)		14,850,000	15,795,633
Celanese US Holdings LLC 7.7% 11/15/2033 (b)(x)		9,108,000	9,781,163
Chemours Co/The 4.625% 11/15/2029 (p)		2,805,000	2,691,944
Chemours Co/The 5.75% 11/15/2028 (p)		2,571,000	2,566,403
Chemours Co/The 7.875% 3/15/2034 (p)		3,050,000	3,093,747
Chemours Co/The 8% 1/15/2033 (p)		2,570,000	2,625,712
CompoSecure Holdings LLC 5.625% 2/1/2033 (p)		4,190,000	4,067,401
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (p)		2,079,833	1,409,087
Mativ Holdings Inc 8% 10/1/2029 (p)		4,522,000	4,504,159
Methanex US Operations Inc 6.25% 3/15/2032 (p)(x)		2,745,000	2,826,668
Olin Corp 5% 2/1/2030		5,425,000	5,264,425
Olin Corp 6.625% 4/1/2033 (p)(x)		4,215,000	4,184,071
Olympus Water US Holding Corp 6.25% 10/1/2029 (p)(x)		3,209,000	3,147,589
Olympus Water US Holding Corp 6.75% 8/1/2032 (p)		3,755,000	3,666,089
Olympus Water US Holding Corp 7.25% 2/15/2033 (p)(x)		4,105,000	4,058,421
Perimeter Holdings LLC 6.25% 1/15/2034 (p)		2,150,000	2,139,735
Tronox Inc 4.625% 3/15/2029 (p)(x)		5,865,000	4,671,460
WR Grace Holdings LLC 5.625% 8/15/2029 (p)		4,895,000	4,688,024
WR Grace Holdings LLC 6.625% 8/15/2032 (p)		2,860,000	2,837,928
WR Grace Holdings LLC 7% 8/1/2033 (p)		1,420,000	1,408,597
WR Grace Holdings LLC 7.375% 3/1/2031 (p)		770,000	774,575
			132,198,313
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (p)		6,225,000	6,338,693
Quikrete Holdings Inc 6.75% 3/1/2033 (p)		2,795,000	2,835,173
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (p)		2,800,000	2,807,571
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (p)		2,540,000	2,677,560
			14,658,997
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (p)		2,765,000	2,622,604
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (p)		1,520,000	1,531,721
Canpack Group Inc / CANPACK SA 6% 5/15/2031 (p)		655,000	658,216
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (p)		2,705,000	2,600,052
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (p)(x)		2,255,000	2,166,699
Crown Americas LLC 5.875% 6/1/2033		2,920,000	2,936,612
Graphic Packaging International LLC 3.75% 2/1/2030 (p)(x)		1,190,000	1,116,090
Graphic Packaging International LLC 6.375% 7/15/2032 (p)		1,645,000	1,658,751
			15,290,745
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (p)		6,785,000	7,082,034
Alumina Pty Ltd 6.375% 9/15/2032 (p)		3,630,000	3,724,485
Cleveland-Cliffs Inc 7% 3/15/2032 (p)		775,000	783,493
Cleveland-Cliffs Inc 7.375% 5/1/2033 (p)		1,040,000	1,068,160
Cleveland-Cliffs Inc 7.625% 1/15/2034 (p)		1,325,000	1,363,609
Commercial Metals Co 3.875% 2/15/2031		1,150,000	1,073,696
Commercial Metals Co 5.75% 11/15/2033 (p)		2,760,000	2,762,078
Commercial Metals Co 6% 12/15/2035 (p)		2,760,000	2,765,154
Kaiser Aluminum Corp 5.875% 3/1/2034 (p)		2,060,000	2,050,226
Novelis Corp 3.875% 8/15/2031 (p)		955,000	868,606
Novelis Corp 6.375% 8/15/2033 (p)		1,110,000	1,120,820
Novelis Corp 6.875% 1/30/2030 (p)		3,320,000	3,411,353
			28,073,714
TOTAL MATERIALS			190,221,769
Real Estate - 1.7%
Diversified REITs - 0.3%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		3,794,000	3,782,457
Piedmont Operating Partnership LP 2.75% 4/1/2032		5,512,000	4,685,935
Safehold GL Holdings LLC 6.1% 4/1/2034		4,551,000	4,774,195
Store Capital LLC 2.7% 12/1/2031		7,899,000	6,948,962
Store Capital LLC 2.75% 11/18/2030		7,730,000	6,973,760
Store Capital LLC 4.625% 3/15/2029		5,948,000	5,894,328
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (p)		2,910,000	2,827,167
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (p)		4,986,000	4,925,409
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (p)		5,845,000	6,127,582
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (p)		2,895,000	3,034,962
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (p)		199,000	198,707
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (p)		470,000	462,365
VICI Properties LP 4.75% 2/15/2028		21,253,000	21,281,982
VICI Properties LP 4.75% 4/1/2028		5,485,000	5,484,775
VICI Properties LP 4.95% 2/15/2030		33,145,000	33,151,197
VICI Properties LP 5.125% 5/15/2032		18,569,000	18,427,852
VICI Properties LP 5.75% 4/1/2034		74,000	75,477
Vornado Realty LP 2.15% 6/1/2026		6,904,000	6,904,000
WP Carey Inc 3.85% 7/15/2029		4,522,000	4,423,855
WP Carey Inc 4.25% 7/23/2032	EUR	690,000	821,743
			141,206,710
Health Care REITs - 0.6%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (p)		1,740,000	1,698,665
Healthcare Realty Holdings LP 3.1% 2/15/2030		4,838,000	4,557,597
Healthpeak OP LLC 3.25% 7/15/2026		2,056,000	2,053,206
Healthpeak OP LLC 3.5% 7/15/2029		2,351,000	2,272,054
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	865,000	979,245
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		3,295,000	2,360,736
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		2,750,000	2,248,288
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		13,494,000	13,171,933
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (p)		865,000	900,637
Omega Healthcare Investors Inc 3.25% 4/15/2033		27,200,000	24,109,787
Omega Healthcare Investors Inc 3.375% 2/1/2031		10,332,000	9,596,792
Omega Healthcare Investors Inc 3.625% 10/1/2029		39,642,000	38,096,756
Omega Healthcare Investors Inc 4.5% 4/1/2027		32,478,000	32,451,964
Omega Healthcare Investors Inc 4.75% 1/15/2028		18,782,000	18,809,639
Ventas Realty LP 3% 1/15/2030		28,128,000	26,538,998
Ventas Realty LP 4% 3/1/2028		6,996,000	6,936,638
Ventas Realty LP 4.75% 11/15/2030		39,136,000	39,216,897
			225,999,832
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (p)		1,875,000	1,860,145
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (p)(x)		2,035,000	2,093,240
			3,953,385
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		7,113,000	6,485,546
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	2,135,000	2,437,682
			8,923,228
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		15,144,000	14,066,759
Boston Properties LP 4.5% 12/1/2028		12,665,000	12,629,848
Boston Properties LP 6.75% 12/1/2027		16,978,000	17,490,673
COPT Defense Properties LP 2% 1/15/2029		2,119,000	1,983,179
COPT Defense Properties LP 2.75% 4/15/2031		6,131,000	5,562,822
COPT Defense Properties LP 4.5% 10/15/2030		3,370,000	3,310,679
Hudson Pacific Properties LP 4.65% 4/1/2029		27,154,000	25,508,419
			80,552,379
Real Estate Management & Development - 0.3%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		1,545,000	1,505,445
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (p)		399,600	403,042
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (p)		568,000	545,578
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (p)		1,150,000	1,134,778
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (p)		2,297,000	2,474,464
Brandywine Operating Partnership LP 3.95% 11/15/2027		14,429,000	14,080,017
Brandywine Operating Partnership LP 4.55% 10/1/2029		15,790,000	14,809,642
Brandywine Operating Partnership LP 8.3% 3/15/2028		22,792,000	23,646,791
CBRE Services Inc 2.5% 4/1/2031		21,262,000	19,143,527
Essex Portfolio LP 5.5% 4/1/2034		1,506,000	1,534,872
Forestar Group Inc 6.5% 3/15/2033 (p)		3,000,000	3,011,757
Howard Hughes Corp/The 4.125% 2/1/2029 (p)		1,065,000	1,028,494
Howard Hughes Corp/The 4.375% 2/1/2031 (p)		895,000	841,228
Kennedy-Wilson Inc 4.75% 2/1/2030		2,195,000	2,213,276
Kennedy-Wilson Inc 7% 6/1/2031 (p)		5,990,000	6,129,815
Kennedy-Wilson Inc 7.25% 6/1/2033 (p)		6,465,000	6,572,258
Tanger Properties LP 2.75% 9/1/2031		16,274,000	14,542,048
Tanger Properties LP 3.125% 9/1/2026		8,723,000	8,698,962
			122,315,994
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		2,770,000	2,450,564
American Homes 4 Rent LP 3.625% 4/15/2032		10,838,000	10,087,419
American Homes 4 Rent LP 5.5% 2/1/2034		4,006,000	4,067,493
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		16,951,000	16,124,804
Invitation Homes Operating Partnership LP 5.5% 8/15/2033		2,192,000	2,227,218
Sun Communities Operating LP 2.3% 11/1/2028		6,226,000	5,908,504
Sun Communities Operating LP 2.7% 7/15/2031		15,891,000	14,311,048
Sun Communities Operating LP 4.2% 4/15/2032		473,000	453,849
			55,630,899
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		19,581,000	19,062,414
Brixmor Operating Partnership LP 4.125% 5/15/2029		18,497,000	18,252,542
Kite Realty Group Trust 4.75% 9/15/2030		1,467,000	1,468,554
NNN REIT Inc 5.6% 10/15/2033		2,219,000	2,285,850
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		9,993,000	9,797,058
Realty Income Corp 2.2% 6/15/2028		3,122,000	2,992,911
Realty Income Corp 3.375% 6/20/2031	EUR	2,285,000	2,635,985
Realty Income Corp 3.4% 1/15/2028		6,031,000	5,942,014
Simon Property Group LP 2.45% 9/13/2029		6,352,000	5,953,648
			68,390,976
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	3,470,000	4,059,530
American Tower Corp 5.45% 2/15/2034		1,200,000	1,224,262
American Tower Corp 5.55% 7/15/2033		1,450,000	1,494,207
Iron Mountain Inc 6.25% 1/15/2033 (p)		1,565,000	1,589,322
Millrose Properties Inc 6.25% 9/15/2032 (p)		1,135,000	1,140,123
Millrose Properties Inc 6.375% 8/1/2030 (p)		1,790,000	1,814,647
			11,322,091
TOTAL REAL ESTATE			718,295,494
Utilities - 0.9%
Electric Utilities - 0.6%
AEP Texas Inc 5.2% 4/15/2036		7,247,000	7,131,458
Clearway Energy Operating LLC 3.75% 1/15/2032 (p)		475,000	435,628
Clearway Energy Operating LLC 3.75% 2/15/2031 (p)		3,115,000	2,902,879
Clearway Energy Operating LLC 4.75% 3/15/2028 (p)		660,000	655,209
Clearway Energy Operating LLC 5.75% 1/15/2034 (p)		2,095,000	2,080,583
Cleco Corporate Holdings LLC 3.375% 9/15/2029		12,555,000	11,870,750
Duke Energy Corp 2.45% 6/1/2030		10,750,000	9,919,620
Duke Energy Corp 3.85% 6/15/2034	EUR	3,530,000	4,110,635
Duke Energy Corp 4.5% 8/15/2032		8,000,000	7,886,590
Duquesne Light Holdings Inc 2.532% 10/1/2030 (p)		5,172,000	4,652,323
Duquesne Light Holdings Inc 2.775% 1/7/2032 (p)		19,608,000	17,291,071
Edison International 4.8% 3/15/2031		2,122,000	2,066,458
Edison International 6.25% 3/15/2030		1,162,000	1,198,015
Edison International 7.875% 6/15/2054 (b)		2,035,000	2,081,907
Edison International 8.125% 6/15/2053 (b)		2,433,000	2,484,626
Exelon Corp 3.35% 3/15/2032		16,412,000	15,206,689
Exelon Corp 4.05% 4/15/2030		6,798,000	6,650,553
Exelon Corp 5.3% 3/15/2033		10,000,000	10,236,933
Hawaiian Electric Co Inc 6% 10/1/2033 (p)		1,655,000	1,642,619
IPALCO Enterprises Inc 4.25% 5/1/2030		8,975,000	8,699,003
NRG Energy Inc 3.625% 2/15/2031 (p)		1,230,000	1,140,757
NRG Energy Inc 5.25% 6/15/2029 (p)		2,320,000	2,308,234
NRG Energy Inc 5.75% 1/15/2034 (p)		3,085,000	3,051,472
NRG Energy Inc 5.75% 7/15/2029 (p)		2,070,000	2,071,894
NRG Energy Inc 5.875% 5/15/2034 (p)(x)		1,160,000	1,152,706
NRG Energy Inc 6% 1/15/2036 (p)		3,085,000	3,064,399
NRG Energy Inc 6% 2/1/2033 (p)(x)		3,440,000	3,466,011
NRG Energy Inc 6.125% 5/15/2036 (p)		1,240,000	1,237,309
NRG Energy Inc 6.25% 11/1/2034 (p)		2,485,000	2,506,210
Pacific Gas and Electric Co 5.2% 5/1/2036		400,000	390,114
Pacific Gas and Electric Co 6% 5/1/2056		400,000	384,346
PacifiCorp 7.375% 9/15/2055 (b)		2,869,000	2,922,068
PG&E Corp 5% 7/1/2028		2,382,000	2,370,335
PG&E Corp 5.25% 7/1/2030		9,461,000	9,360,545
PG&E Corp 6.85% 9/15/2056 (b)		3,511,000	3,498,536
PG&E Corp 7.375% 3/15/2055 (b)		3,576,000	3,641,735
Sierra Pacific Power Co 6.375% 9/15/2056 (b)		4,237,000	4,231,231
Southern Co/The 1.875% 9/15/2081 (b)	EUR	3,720,000	4,236,261
Southwestern Electric Power Co 5.2% 4/1/2036		11,721,000	11,576,323
Southwestern Electric Power Co 5.3% 4/1/2033		14,171,000	14,381,064
Vistra Operations Co LLC 4.55% 10/30/2028 (p)		5,265,000	5,243,138
Vistra Operations Co LLC 5% 4/30/2031 (p)		12,933,000	12,868,726
Vistra Operations Co LLC 5.25% 4/30/2033 (p)		13,711,000	13,623,138
Vistra Operations Co LLC 5.55% 4/30/2036 (p)		24,782,000	24,679,053
Vistra Operations Co LLC 6.875% 4/15/2032 (p)		1,970,000	2,049,667
Vistra Operations Co LLC 7.75% 10/15/2031 (p)		2,750,000	2,882,668
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (p)(x)		1,266,000	1,318,586
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (p)		5,084,000	5,368,455
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (p)		1,930,000	2,069,039
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (p)(x)		3,495,000	3,755,461
			270,053,030
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031		15,706,000	14,074,960
AES Corp/The 3.95% 7/15/2030 (p)		28,974,000	27,824,102
AES Corp/The 6.95% 7/15/2055 (b)		2,373,000	2,339,933
Alpha Generation LLC 6.25% 1/15/2034 (p)		2,055,000	2,037,226
Alpha Generation LLC 6.75% 10/15/2032 (p)		1,280,000	1,309,742
Sunnova Energy Corp 5.875% (j)(k)(p)		5,476,000	13,689
Talen Energy Supply LLC 6.25% 2/1/2034 (p)		3,085,000	3,073,651
Talen Energy Supply LLC 6.5% 2/1/2036 (p)		3,085,000	3,102,397
			53,775,700
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029		31,524,000	29,976,683
NiSource Inc 5.8% 2/1/2042		4,036,000	3,977,293
NiSource Inc 5.95% 6/15/2041		5,760,000	5,890,292
Puget Energy Inc 4.1% 6/15/2030		21,032,000	20,394,897
Puget Energy Inc 4.224% 3/15/2032		21,626,000	20,769,052
			81,008,217
TOTAL UTILITIES			404,836,947
TOTAL UNITED STATES			7,290,254,729
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (p)		520,000	534,825
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (p)		1,800,000	1,870,039
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (p)		855,000	905,342
Navoiyuran State Enterprise 6.7% 7/2/2030 (p)		1,360,000	1,378,700

TOTAL UZBEKISTAN			4,688,906
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (k)(p)		172,000	90,505
Petroleos de Venezuela SA 5.375% (k)(q)		621,100	236,329
Petroleos de Venezuela SA 6% (k)(p)		4,107,669	1,623,351
Petroleos de Venezuela SA 6% (k)(p)		3,540,167	1,388,631

TOTAL VENEZUELA			3,338,816
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (p)		1,195,189	1,179,151
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (p)		2,020,000	1,993,801
First Quantum Minerals Ltd 7.25% 2/15/2034 (p)		2,760,000	2,831,318
First Quantum Minerals Ltd 8% 3/1/2033 (p)		1,635,000	1,707,104
First Quantum Minerals Ltd 8.625% 6/1/2031 (p)		725,000	754,551

TOTAL ZAMBIA			7,286,774
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,622,321,994)			9,509,938,363

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
DigitalBridge Group Inc Series H, 7.125%	3,288	49,682
DigitalBridge Group Inc Series I, 7.15%	4,198	64,103
		113,785
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty Trust Inc Series F, 6.25% (b)	40,700	931,623
Franklin BSP Realty Trust Inc 7.5%	34,000	676,600
MFA Financial Inc 7.5%	24,975	513,736
		2,121,959
TOTAL FINANCIALS		2,235,744
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.5% (o)	44,025	4,357,154
Real Estate - 0.0%
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.875% Series B	30,100	684,775
Retail REITs - 0.0%
Cedar Realty Trust Inc 7.25%	289	5,878
Specialized REITs - 0.0%
National Storage Affiliates Trust Series A, 6%	12,600	288,288
TOTAL REAL ESTATE		978,941
TOTAL UNITED STATES		7,571,839
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $7,826,477)		7,571,839

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (n)(q)		2,363,000	2,347,175
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (b)(n)(p)		1,070,000	1,155,876
Banco de Credito e Inversiones SA 8.75% (b)(n)(p)		1,075,000	1,183,106
Banco del Estado de Chile 7.95% (b)(n)(p)		935,000	1,000,385

TOTAL CHILE			3,339,367
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(n)(q)	EUR	1,620,000	1,778,733
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (b)(n)(q)	EUR	1,470,000	1,539,715
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.2% (b)(n)(p)		3,200,000	3,236,776
BNP Paribas SA 7.45% (b)(n)(p)		2,090,000	2,223,410

TOTAL FRANCE			5,460,186
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (b)(n)(q)	EUR	4,500,000	5,377,905
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (b)(n)		6,295,000	6,596,940
TOTAL GERMANY			11,974,845
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (b)(n)(q)		2,030,000	2,055,931
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(n)(p)		835,000	835,804
MEXICO - 0.1%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(n)(p)		2,633,000	2,674,709
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(n)(p)		740,000	767,921
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (b)(p)		1,500,000	1,496,322
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (b)(p)		885,000	992,421
TOTAL FINANCIALS			5,931,373
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV 5.125% (b)(n)(p)		4,435,000	4,471,354
Cemex SAB de CV 7.2% (b)(n)(p)		3,715,000	3,884,549
TOTAL MATERIALS			8,355,903
TOTAL MEXICO			14,287,276
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 6.7405% (b)(n)(p)		1,620,000	1,618,230
OCP SA 7.3682% (b)(n)(p)		280,000	279,467

TOTAL MOROCCO			1,897,697
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(j)(k)(n)(p)		715,000	35,749
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (b)(n)(q)		1,225,000	1,231,655
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (b)(n)(q)	EUR	600,000	703,556
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(k)(n)(q)	EUR	4,020,000	3,235,664

TOTAL SWEDEN			3,939,220
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(j)(k)(n)(q)		15,540,000	3,729,600
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (b)(n)(q)		1,425,000	1,472,673
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (b)(n)(q)	GBP	1,600,000	2,263,772
HSBC Holdings PLC 6.75% (b)(n)		1,735,000	1,777,703
HSBC Holdings PLC 7% (b)(n)		1,050,000	1,085,160
TOTAL FINANCIALS			5,126,635
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 7.853% (b)(n)(q)	GBP	2,040,000	1,636,367
TOTAL UNITED KINGDOM			6,763,002
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.625% (b)(n)		3,255,000	3,354,701
Energy Transfer LP Series G, 7.125% (b)(n)		945,000	978,692
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (b)(c)(n)		9,258,000	9,306,961
Sunoco LP 7.875% (b)(n)(p)		3,680,000	3,902,405
TOTAL ENERGY			17,542,759
Financials - 0.2%
Banks - 0.1%
Bank of America Corp 6.25% (b)(n)		2,025,000	2,067,669
BW Real Estate Inc 9.5% (b)(n)(p)		2,330,000	2,386,986
Citigroup Inc 6.5% (b)(n)(x)		1,055,000	1,069,187
Citigroup Inc 6.625% (b)(n)		3,100,000	3,156,527
JPMorgan Chase & Co 6.1% (b)(n)		5,355,000	5,419,880
Truist Financial Corp 6.25% (b)(n)		2,555,000	2,560,883
Wells Fargo & Co 6.125% (b)(n)		3,170,000	3,235,095
			19,896,227
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (b)(n)(x)		3,789,000	3,694,933
Ally Financial Inc 5 year U.S. Treasury Index + 0%, 7.1% (b)(c)(n)		2,865,000	2,901,456
			6,596,389
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(j)(n)		1,217,497	1,206,943
TOTAL FINANCIALS			27,699,559
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (b)(n)(p)		4,017,000	4,057,193
Sumisho Air Lease Corp 4.125% (b)(n)		6,990,000	6,945,275
Sumisho Air Lease Corp 4.65% (b)(n)		2,590,000	2,612,976
TOTAL INDUSTRIALS			13,615,444
TOTAL UNITED STATES			58,857,762
TOTAL PREFERRED SECURITIES (Cost $133,797,308)			121,546,390

U.S. Government Agency - Mortgage Securities - 18.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 18.2%
Fannie Mae 2% 11/1/2051	18,748,125	15,169,727
Fannie Mae 2.5% 4/1/2052	10,904,068	9,332,117
Fannie Mae 2.5% 4/1/2052	5,020,796	4,281,298
Fannie Mae 2.5% 6/1/2052	21,221,937	18,149,278
Fannie Mae 3% 6/1/2052	8,201,354	7,308,535
Fannie Mae 3.5% 12/1/2036	2,485,492	2,407,105
Fannie Mae 3.5% 5/1/2036	1,874,579	1,821,147
Fannie Mae 3.5% 7/1/2047	161,114	149,270
Fannie Mae 4% 2/1/2050	307,506	291,081
Fannie Mae 5.5% 2/1/2055	14,644,666	14,878,011
Fannie Mae 6.5% 7/1/2054	96,228	101,333
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (b)(c)	9,084	9,321
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	1,933	1,985
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	1,243	1,271
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	3,178	3,268
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (b)(c)	10,665	10,981
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6095%, 6.335% 5/1/2035 (b)(c)	11,375	11,687
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	2,208	2,277
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.099% 11/1/2036 (b)(c)	3,023	3,113
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.053% 3/1/2033 (b)(c)	4,788	4,901
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.076% 5/1/2036 (b)(c)	6,820	7,033
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.127% 6/1/2042 (b)(c)	9,988	10,396
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7394%, 6.079% 3/1/2040 (b)(c)	17,830	18,554
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.095% 7/1/2035 (b)(c)	3,446	3,546
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	31,625	33,015
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.038% 2/1/2036 (b)(c)	7,827	8,091
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	62,315	65,073
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	3,285	3,432
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.392% 12/1/2040 (b)(c)	396,768	414,937
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	6,416	6,684
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (b)(c)	21,859	22,829
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (b)(c)	6,648	6,953
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	5,566	5,818
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.07% 12/1/2035 (b)(c)	12,303	12,732
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	1,946	2,034
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	12,872	13,404
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.929% 10/1/2033 (b)(c)	19,315	19,787
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (b)(c)	4,321	4,455
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (b)(c)	13,025	13,433
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (b)(c)	5,925	6,094
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.381% 7/1/2034 (b)(c)	4,074	4,185
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	8,542,576	7,704,397
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	2,075,357	1,755,407
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	30,606,811	23,454,204
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	1,836,789	1,409,266
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	7,242,676	6,532,041
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	6,911,468	6,233,330
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	136,524	123,128
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	93,638	84,450
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,701,776	1,441,646
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	14,630,112	12,270,704
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	7,192,118	6,486,443
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	94,621	85,337
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	3,117,769	2,639,116
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,768,531	1,494,705
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	24,694,834	18,923,817
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,805,014	1,524,495
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	330,667	253,392
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	468,189	358,338
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	678,979	526,035
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	127,834	97,840
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	9,253,923	7,481,871
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	11,457,179	9,910,801
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	16,374	14,183
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	5,376,266	4,355,155
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	4,517,973	3,710,704
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,620,878	1,311,505
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	11,153,655	9,136,327
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	4,753,879	3,883,660
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	123,890	100,050
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	25,815	20,712
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	32,305,698	28,216,061
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	5,969,566	5,170,950
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	4,711,134	4,080,062
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	2,838,500	2,310,029
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,037,648	839,595
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,030,363	833,701
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	17,452,760	14,257,954
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	11,096,900	9,041,288
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,812,343	1,475,488
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	280,751	227,341
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	73,254	59,181
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	21,499,832	18,749,311
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,150,652	1,007,400
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,744	11,996
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,059,279	856,435
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	828,853	674,538
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	746,179	604,691
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	92,712	75,103
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	7,820,268	6,361,851
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,485,507	4,465,932
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,977,481	2,434,301
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	1,964,405	1,934,959
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,733	12,834
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	534,926	435,835
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	52,581	42,644
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	12,741	10,333
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	88,816	72,030
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,199,531	1,789,336
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,181,463	1,783,499
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	5,168,791	4,499,023
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,028,260	898,987
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,724,881	1,393,502
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,177,061	950,927
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	25,843,724	22,524,685
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	6,514,686	5,658,397
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	737,135	644,346
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	1,749,988	1,417,613
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	3,795,790	3,296,648
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (d)	44,813,350	36,301,973
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	3,310,583	2,698,359
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,014,912	1,643,554
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,415,798	2,767,037
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,872,261	2,319,554
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	639,924	521,783
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	467,558	378,755
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	217,390	176,101
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	63,294	51,273
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	53,444	43,294
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	15,017,463	13,137,415
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	1,029,914	834,303
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	775,544	626,307
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	465,788	380,815
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	96,977	78,316
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	952,478	771,575
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	1,454,226	1,174,845
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,309,455	1,258,639
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	228,411	218,234
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	18,979	18,133
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	21,331,157	18,322,677
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,685,077	3,129,646
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	12,922,898	10,979,141
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	5,385,629	4,590,714
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,024,871	870,398
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,415,799	1,364,224
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,244,949	1,198,957
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	23,086	22,081
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	929,913	857,678
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	3,608,058	3,223,146
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	28,938,920	24,803,204
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,522,171	2,142,806
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	826,448	795,904
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	69,267	66,070
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	9,113	8,703
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	4,071	3,905
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	3,017,418	2,715,585
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	2,761,344	2,463,018
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	671,586	600,604
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	3,670,253	3,157,200
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	12,808,219	10,929,741
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	8,703,697	7,394,557
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	6,600,279	5,607,519
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	2,318,882	2,228,900
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	70,759	67,540
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	65,641	62,751
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	15,805	15,117
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	8,554,663	7,267,940
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	7,884,737	6,728,346
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	6,919,212	5,900,103
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	37,562	31,983
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	696,288	670,550
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	2,076,546	1,862,842
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	84,913	72,114
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	252,795	213,666
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	1,737,683	1,646,238
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	655,339	591,440
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,088,871	984,095
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	6,055,758	5,148,685
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	7,207,644	6,143,800
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,248,130	1,200,319
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	1,963,625	1,760,026
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	22,385,535	19,242,340
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,735,174	1,481,775
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,373,989	1,327,737
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	466,997	421,160
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,289,246	1,156,010
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,008,325	902,934
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	966,701	871,282
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	512,852	458,750
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	203,659	181,918
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,432,907	14,908,850
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	15,311,793	12,989,577
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	14,890,322	12,734,398
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	10,161,647	8,687,198
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	89,318	75,772
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	7,167,122	6,142,855
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	15,363,672	13,139,214
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	2,757,858	2,483,345
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	3,797,677	3,394,014
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,377,122	1,232,876
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,021,927	917,134
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	27,475,326	23,617,463
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	13,189,728	11,304,759
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	7,273,353	6,227,086
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,974,846	1,905,907
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	6,056,571	5,413,740
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	15,733,082	13,337,139
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	12,585,574	10,668,956
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	12,123,347	10,277,120
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	903,539	826,907
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	73,785	67,365
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	61,209	56,392
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,849	19,027
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,629	19,015
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,716	17,987
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,155	16,575
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,620	11,541
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	9,858,641	8,696,062
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	349,205	307,043
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	102,814	90,401
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	18,188	16,609
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	966,018	867,497
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	11,368,201	10,123,526
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	12,748,709	11,289,143
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	3,687,378	3,251,392
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	141,637	136,883
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	177,199	171,626
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	814,822	794,789
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	521,001	477,978
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	436,160	399,434
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	16,862	15,402
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,208,230	1,084,628
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,170,684	1,050,923
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,940,083	1,711,299
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	11,296,521	10,063,224
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	11,212,002	9,931,873
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	6,929,162	6,140,191
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,731,332	4,185,218
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,553,072	1,371,382
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	126,681	112,693
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	91,044	80,990
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,277,490	2,215,688
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,504	6,856
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,416	5,872
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,405	4,953
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	18,000,986	15,878,222
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,076,336	3,594,361
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,994,855	2,652,917
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,330,001	2,061,061
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,360,023	1,333,941
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	569,639	556,483
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	154,423	141,331
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	148,263	135,431
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	126,484	115,312
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	81,029	74,401
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,923	10,845
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,629	4,245
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,580	4,201
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	5,330,595	4,736,968
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	5,121,067	4,561,975
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	6,811,474	6,010,360
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (d)	4,546,834	4,012,070
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	31,570	27,758
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	646,767	628,292
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	229,600	222,500
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	237,981	218,019
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	10,794	9,867
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	422,736	379,491
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	84,287	75,533
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	12,418,613	11,039,527
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	5,355,877	4,709,222
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	4,541,231	4,046,862
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	9,935	9,074
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,538,891	4,089,938
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	10,547,090	9,395,612
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	5,315,462	4,706,908
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	76,861	75,298
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	766,180	698,866
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	157,047	143,649
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	45,884	41,919
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	23,461	21,307
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,980	11,929
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,237	11,127
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	82,989	74,886
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	390,315	351,614
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,317,928	1,171,160
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	37,823	34,520
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,269	7,534
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,497	6,813
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	26,527,264	23,573,124
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	32,072,554	28,300,424
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	3,179,002	2,812,066
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,613,765	1,578,889
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	148,495	136,318
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	80,980	72,544
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	8,732,320	7,751,681
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	300,089	262,638
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	9,770	8,621
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	7,881,023	6,983,671
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	1,804,759	1,748,274
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	92,587	86,328
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	6,520	5,936
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	182,621	166,224
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	9,836	8,953
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	172,750	155,674
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	60,311	54,096
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	26,857,482	23,832,996
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	15,136,267	13,431,736
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	4,126,298	3,656,468
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	626,513	552,436
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	234,679	227,418
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	197,824	191,633
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	3,569,432	3,472,555
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2037	158,114	149,351
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	379,020	347,067
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	81,110	73,885
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	29,629	27,024
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	12,109	11,012
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	130,267	122,460
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	2,620	2,459
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	314,874	295,401
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	33,660	31,082
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	3,954,541	3,668,240
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	196,342	182,127
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	103,369	95,886
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	69,868	64,810
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	55,134	51,142
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,091,986	2,873,930
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	10,965,217	10,273,614
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	682,724	626,255
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	512,979	469,267
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	16,181	15,278
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	991,049	929,749
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	307,260	288,267
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	93,557	87,773
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	16,656	15,608
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	916,220	851,494
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	652,107	606,118
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,817,720	2,619,005
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	58,062,575	54,076,689
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	54,252	50,805
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	31,007	28,948
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	3,646,439	3,387,001
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	14,809	13,965
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	1,542	1,452
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,886,436	1,773,948
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	69,852	65,661
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	16,439	15,372
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	64,286	59,981
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,003,498	2,812,520
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,152,476	1,069,039
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	680,844	631,553
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	1,963,391	1,816,336
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	43,276	40,575
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	43,746	40,579
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,256,596	1,150,699
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	193,602	181,303
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2051	19,135,335	17,510,782
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	5,526,332	5,050,249
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2053	1,572,640	1,433,229
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	472,851	442,409
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	8,572	8,032
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	1,646,078	1,525,418
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	27,038,723	24,650,242
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	170,511	155,449
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	212,571	198,813
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	4,263,864	3,953,924
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	1,532,396	1,420,802
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	306,666	279,577
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	131,931	120,277
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	11,610	10,891
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	590,227	552,232
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	10,525	9,883
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,669,299	1,521,319
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	60,069	56,075
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	14,427	13,412
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	3,588,175	3,332,883
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	580,158	538,881
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	90,778	84,319
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	88,995	82,664
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	86,757	80,585
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	61,664	57,277
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	28,551	26,520
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	7,513,165	7,048,092
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	15,423,661	14,133,501
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	9,807,705	9,033,283
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	967	909
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	384,512	360,844
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	137,988	129,843
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	380,091	357,093
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	78,511	73,686
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	3,112,184	2,892,703
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,559,394	1,449,421
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,171,395	1,088,053
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	83,010	76,772
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	18,114	16,593
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	30,914	28,174
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	226,588	212,466
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	212,572	199,456
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	21,596	20,260
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	19,410	18,268
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	8,143,878	7,571,956
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,868,747	1,736,957
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	4,365,764	3,999,212
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	730,163	705,886
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	74,878	72,297
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	73,165	70,672
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	29,710	28,703
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	23,424	22,658
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	22,979	22,212
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	20,185	19,494
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,602	14,113
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,833	8,542
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	6,662	6,423
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,537	3,456
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	625,559	604,477
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	11,671	11,221
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	3,216	3,188
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,224,259	1,181,054
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	48,317	46,421
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	8,384	8,067
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	3,325,695	3,184,984
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	749,724	714,364
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	177,695	171,935
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	63,087	60,853
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	46,660	45,121
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	36,220	35,110
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	23,405	22,651
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	899,093	867,990
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	619,651	598,141
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	38,138	36,774
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	12,203	11,786
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,591	3,513
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	45,241	43,722
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	23,822	22,889
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	948,663	916,067
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	3,960,196	3,799,012
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	3,514,798	3,367,711
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	33,277	31,723
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	642,878	613,763
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	333,700	313,790
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,430,926	1,383,526
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	203,665	197,097
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	91,424	88,609
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	82,971	80,113
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	77,644	74,927
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	73,194	70,722
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	70,695	68,415
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	62,711	60,638
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	60,313	58,160
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	54,407	52,533
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	53,285	51,562
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	51,621	49,819
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	47,415	45,853
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,230	34,942
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,040	33,784
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	30,728	29,781
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	29,898	28,914
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,160	25,115
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	24,638	23,757
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	20,437	19,874
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,304	8,006
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,099	7,836
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,839	1,774
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	556,151	537,030
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	315,467	304,512
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	257,222	248,165
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	13,545	13,024
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	19,361	18,766
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	16,346	15,778
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	11,072,463	10,508,723
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	977,597	931,490
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	116,176	110,697
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	188,814	182,381
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	144,741	139,965
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	20,493	19,810
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	20,001	19,332
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,012	10,635
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,949	9,674
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,357	9,067
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,139	8,832
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,919	8,627
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,931	7,691
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,781	7,532
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,359	7,079
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,619	6,394
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,763	5,567
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,780	4,625
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,016	3,884
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,373	2,301
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,721	1,664
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	215,601	208,004
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	97,385	93,890
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	88,610	85,487
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	26,094	25,185
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	17,570	16,951
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	69,786	66,812
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	860,031	823,981
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	65,539	62,495
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	319,897	304,410
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	561,259	534,788
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	595,629	575,893
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	88,666	85,719
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	29,073	28,244
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	26,186	25,304
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	9,972	9,610
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	7,654	7,394
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	443,918	428,168
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	43,926	42,257
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	14,840	14,433
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	8,016	7,754
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,344	7,077
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	75,996	72,973
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	11,415	10,858
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	499,944	476,365
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	19,893	19,423
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	78,996	76,275
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	36,577	35,256
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	33,589	32,435
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	30,674	29,566
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	19,731	19,062
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	17,516	16,989
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	15,890	15,357
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	14,090	13,584
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,453	7,234
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	6,737	6,511
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,951	4,790
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	302,080	291,057
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	41,352	39,914
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	37,044	35,747
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,425	20,655
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,411	20,631
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	18,099	17,452
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	15,596	15,057
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	102,427	98,178
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	440,004	421,599
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	262,183	252,981
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	186,354	179,832
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	87,743	84,648
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	52,714	50,829
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	40,448	38,885
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	39,507	38,073
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	13,649	13,157
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	12,419	11,948
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	5,635	5,462
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	63,292	60,793
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	24,165,946	23,132,990
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	132,995	126,978
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	1,689,264	1,609,592
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	414,014	393,841
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	386,752	367,907
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	5,950,904	5,631,185
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	123,222	117,382
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	75,683	72,215
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,755,745	1,672,938
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	691,670	657,967
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	36,825	34,688
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	104,269	100,748
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	1,905,992	1,856,005
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,570	3,469
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	9,699	9,335
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	18,428	17,599
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	579,751	553,857
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	949,265	903,900
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	122,851	117,028
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	33,889	32,876
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	6,873	6,674
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	2,339	2,266
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	225,417	215,272
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	136,726	130,402
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	25,248	24,042
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	817,126	768,947
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	168,384	163,152
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	47,812	46,169
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	17,970	17,351
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	42,431	40,948
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	19,344	18,610
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	16,360	15,769
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	10,303	9,989
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,585	4,429
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	697,180	665,606
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	708,766	675,338
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	69,080	65,822
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,250,569	1,191,295
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	32,695	32,466
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	3,537	3,510
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	1,970	1,956
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	56,385	55,994
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	4,508	4,471
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	4,187	4,155
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,051	2,035
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	836	833
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	739,869	721,986
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	38,179	37,944
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	31,579	31,380
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	10,444	10,373
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	15,704	15,613
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	19,092	18,852
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	22,039	21,775
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	204,841	199,890
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	175,808	171,559
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	17,303	17,167
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	12,250	12,156
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	4,419	4,386
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	11,870	11,811
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	641,162	633,639
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	36,374	35,939
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	19,871	19,620
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	13,028	12,868
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	91,727	90,562
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	51,101	50,450
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	5,402	5,356
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,869	3,817
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	9,305	9,187
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	5,812	5,713
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	153,674	149,960
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	105,028	102,490
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	6,099	5,933
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	42,484	42,216
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	793	788
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	684	679
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	386	384
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,783	1,767
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,478	1,466
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	5,235	5,201
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	175,908	173,882
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	86,879	85,759
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	36,052	35,625
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,331	8,218
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,284	8,176
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	6,147	6,069
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	5,459	5,392
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	15,571	15,307
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,316	2,285
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	4,974	4,936
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2036	2,648	2,629
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	940,521	928,798
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	68,515	67,564
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,932	3,881
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,394	1,379
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	3,929,151	3,865,149
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,710,304	1,688,844
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,316,343	1,299,369
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	64,562	63,244
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	76,859	74,882
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	27,047	26,360
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	17,193	17,103
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	26,499	26,291
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	7,916	7,856
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	80,013	79,487
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	17,436	17,304
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,140	1,134
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	3,886,754	3,840,147
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,221,918	1,206,861
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	105,930	103,536
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	25,959	25,396
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	211,934	206,481
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	36,801	36,560
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	23,202	23,039
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	22,035	21,902
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	17,533	17,413
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	15,735	15,635
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	11,165	11,084
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	10,552	10,475
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	6,984	6,941
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	650,763	646,356
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	378,439	375,953
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	116,585	115,842
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	82,472	81,463
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	6,536	6,460
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	790	782
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	19,261	18,991
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	6,678	6,586
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	4,010	3,967
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	107,177	104,666
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	71,340	69,727
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	32,371	31,710
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	25,159	24,614
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	256,510	249,910
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	131,617	128,723
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	115,338	112,767
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	33,805	33,571
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	25,657	25,491
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	24,793	24,629
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	24,042	23,864
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	23,963	23,813
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	17,669	17,553
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	16,487	16,380
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	16,434	16,316
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	14,134	14,040
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	14,032	13,929
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	13,156	13,061
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	12,296	12,221
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	11,349	11,277
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	11,034	10,955
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,952	7,902
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,411	6,364
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	5,704	5,665
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,102	3,088
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,003	2,981
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	685	682
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	24,436	24,285
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,401,744	3,374,804
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,090	3,057
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	6,256	6,180
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	98,118	95,899
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	38,763	37,959
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	17,730	17,363
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	14,361	14,037
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	199,096	193,973
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	73,154	71,523
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	49,260	48,007
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	22,493	22,388
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	12,041	11,961
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	34,826	34,590
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	25,076	24,904
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	17,718	17,604
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	8,934	8,877
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	7,535	7,484
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	4,046	4,017
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,957	1,936
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	808,079	797,563
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	80,491	79,180
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	22,245	21,812
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	147,101	143,914
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	29,778	29,105
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	18,392	18,010
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	21,803	21,675
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	7,302	7,253
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	4,283	4,257
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,862	2,857
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,757	1,752
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	230,429	227,761
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	31,389	31,058
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	9,690	9,586
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	5,520	5,454
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,065	2,041
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,598	1,578
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,348	1,333
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	7,503	7,403
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2046	72,145	70,740
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	87,837	85,851
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	48,436	48,119
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	38,404	38,169
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	36,598	36,365
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	35,824	35,605
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	34,465	34,287
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	32,241	32,041
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	32,240	32,029
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	29,502	29,314
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	28,256	28,071
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,840	27,666
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	25,303	25,155
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	23,901	23,775
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	22,289	22,154
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	20,628	20,495
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,794	18,669
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,281	17,172
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,752	15,658
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,328	15,233
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,339	12,265
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,823	10,755
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,464	10,415
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,348	9,307
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,178	9,123
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,978	8,922
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,917	8,871
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,387	7,349
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,843	4,811
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,395	4,370
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,236	4,209
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	433	431
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,580	2,549
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,347	2,322
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,206	2,182
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	10,022	9,890
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	6,055	5,990
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,874	2,835
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	9,618,329	9,349,788
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	50,254	49,917
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	48,989	48,660
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	48,062	47,781
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	45,502	45,225
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	39,833	39,585
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	31,121	30,910
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	29,762	29,577
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	29,348	29,176
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	27,070	26,900
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	26,573	26,408
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	24,925	24,763
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	23,686	23,537
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	23,467	23,331
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	20,342	20,209
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	18,772	18,650
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,494	14,397
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,003	13,914
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,138	11,064
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,925	10,857
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,059	9,001
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,020	8,959
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,670	7,639
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,171	5,145
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,057	5,024
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	68,671	68,171
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	59,132	58,742
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	3,165	3,144
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	308,343	304,476
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	12,933	12,799
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	3,500	3,453
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	414,059	408,832
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	38,183	37,343
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	10,402	10,150
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2056	248,938	245,313
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	25,058	25,234
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	7,848,756	7,824,137
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	4,606,525	4,599,274
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2029	9,709	9,757
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	873,380	878,977
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,083,020	4,081,696
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,158,402	2,155,004
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,404,204	1,399,799
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	120,330	119,652
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,529,709	1,526,344
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	296,151	294,389
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	1,223,923	1,231,773
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	816,564	822,111
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	1,910,783	1,881,502
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	35,620	35,075
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	25,417	25,028
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	395,298	397,671
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2034	5,210	5,245
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	116,241	116,926
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	772,810	761,221
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	94,756	93,335
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	38,371	37,807
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	3,300	3,325
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2056	27,439,311	27,018,825
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	30,886	31,109
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	7,153	7,204
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	3,872	3,900
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	1,839	1,852
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	141,456	142,509
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	128,258	129,147
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	3,402,727	3,350,583
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	117,764	115,959
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	7,998,231	8,049,062
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	611,230	615,116
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,390	1,400
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	92,115	92,693
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	81,609	82,100
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	47,832	48,110
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	42,216	42,470
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	5,027	5,064
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	26,978	27,173
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	26,756	26,950
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	194,467	195,665
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	90,850	91,501
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	4,099	4,130
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	219,636	220,911
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	76,130	76,597
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	10,182	10,240
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (b)	349,032	349,838
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2033	876	883
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	2,412,137	2,428,561
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	782,900	809,760
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	246,276	254,726
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	10,494,771	10,667,896
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	7,478,645	7,637,071
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	1,494	1,521
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	1,215	1,238
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	1,294,050	1,338,448
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	501,813	505,230
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	486,776	492,666
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,753,054	1,778,686
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2049	784,003	810,167
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	643	653
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	287,041	296,441
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	64,977	67,105
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	50,635	52,294
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	3,680,282	3,710,217
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	2,706,483	2,765,508
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	2,627,663	2,687,433
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2048	284,522	292,701
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	291,500	301,045
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	7,541,571	7,663,623
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	2,563,102	2,582,956
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	15,558,775	15,825,161
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,356,700	6,465,535
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	3,932,368	4,013,213
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	10,741,562	10,925,472
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	7,799,987	7,921,346
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2048	193,801	199,372
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	13,340,510	13,610,606
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	7,737,789	7,865,434
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 5.475% 10/1/2033 (b)(c)	239	244
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.755% 1/1/2035 (b)(c)	2,484	2,540
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.76% 2/1/2033 (b)(c)	81	83
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.704% 12/1/2034 (b)(c)	2,664	2,724
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (b)(c)	2,187	2,239
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (b)(c)	982	1,003
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (b)(c)	1,411	1,447
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 5.96% 9/1/2035 (b)(c)	2,428	2,514
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	4,864	5,029
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	920	951
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	89,834	93,215
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	5,170	5,374
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	88,360	91,779
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	6,645	6,916
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	10,953,950	11,317,526
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	8,544,552	8,868,637
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	72,481	74,686
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	35,981	37,138
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,722	5,923
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,220	5,403
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,694	3,827
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	988	1,021
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	870	895
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	584	605
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	445	460
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	182	189
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	84,380	87,450
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	15,264	15,871
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	6,405,473	6,660,435
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	96,483	99,391
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	27,669	28,581
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	12,326	12,713
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,598	1,655
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,250	1,295
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	725	750
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	409	423
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	15,485	16,106
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (h)	13,535,098	13,927,836
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,314,291	3,442,070
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,235,909	1,285,103
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	485,730	505,367
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	37,191	38,702
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	104,752	107,737
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	17,991	18,671
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	14,112,088	14,633,011
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	10,358,562	10,793,531
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	42,464	43,723
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	30,958	32,171
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	2,805	2,915
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	7,482,165	7,770,631
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	15,901,702	16,323,457
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	10,636,275	10,969,895
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	6,950,211	7,233,915
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	6,820,376	7,109,437
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	3,299,326	3,439,158
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	1,408	1,447
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,800	1,861
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	5,742	5,948
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	106,383	110,449
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	17,265,227	17,711,006
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	11,499,271	11,927,339
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	4,159	4,305
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	4,078	4,204
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,348	2,426
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	204	211
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	104	106
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	54,616	56,497
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	7,257,617	7,525,519
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	5,484	5,659
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	5,420	5,599
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	773	798
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	496	512
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	348	360
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	146	149
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	14,579	15,153
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	19,776,056	20,373,484
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	202,976	210,794
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	15,767,952	16,256,375
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	14,588,308	15,150,742
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	22,929,232	23,537,537
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	3,868	3,998
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,765	2,855
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,487	2,567
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,207	1,246
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	347	359
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	119	123
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	197,386	203,066
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	4,448	4,542
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	6,522	6,732
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,911	4,043
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,917	1,986
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,022	1,057
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	825	852
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	108	111
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	6,657	6,914
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	4,084,290	4,214,952
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,142,733	5,352,255
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	576	598
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	358	374
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	7,187	7,524
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	23,230,958	24,193,428
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2035	12,507	13,092
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	11,578	12,026
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	113,117	117,501
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,052	1,103
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	73,317	77,392
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	360	375
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	2,226	2,331
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	1,755,133	1,827,273
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	86	90
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	679	713
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	10,384,578	10,958,253
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	6,275,590	6,592,365
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	994	1,033
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	7,991,993	8,433,495
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	4,924,411	5,129,124
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	33,771	35,080
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	6,377	6,625
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	14,037	14,581
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	508	532
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	10,563,823	11,140,798
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	5,876,877	6,121,186
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,959	4,145
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	907	950
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	104,291	108,333
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	81,559	84,720
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	18,640	19,362
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	137,248	144,799
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	4,022,861	4,247,610
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	3,080,817	3,256,787
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	304	318
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	145	151
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	6,319,247	6,656,492
Fannie Mae Mortgage pass-thru certificates 6.777% 2/1/2039 (b)	79,425	81,968
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	229	230
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	15	16
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	60	63
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	782	827
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	181	191
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	175,780	188,982
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	4,052,398	4,351,069
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	887,250	948,899
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	642,726	688,289
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	490,687	524,973
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	132,371	141,360
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	89	89
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	6	7
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	66	69
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	22	23
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	292	308
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	116	122
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	91	97
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	164	174
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	309	326
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	221	233
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	233,423	250,298
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	186,216	199,253
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	96,589	102,553
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	47	50
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	29	31
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	72	73
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	54	57
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	49	52
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	821	867
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	85,589	91,505
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	296,236	314,551
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	179,797	192,865
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	150,162	160,108
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	126,742	134,846
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	118,915	126,928
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	114,653	121,878
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	112,134	119,006
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	92	92
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	703	743
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	382	403
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	191	202
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	3,107,150	3,342,465
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	61,321	65,519
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	179,115	190,912
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	172,303	183,914
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	115,045	123,274
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	108,143	114,796
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	336	355
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	146	154
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	74	78
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	705	745
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	420	444
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	16	17
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	216	229
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	1,425	1,506
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	154,894	166,214
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	184,329	196,604
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	84,353	90,317
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	16	17
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	5,365	5,670
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	345	365
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	169	179
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	119	126
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	55,453	59,618
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	121,557	129,775
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2055	112,785	120,710
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	45	48
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	170	180
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	474	501
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	49	52
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	124,249	133,328
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	98,473	105,190
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	392,945	418,793
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	2,913	3,079
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	78	82
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	7,117	7,521
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	257	272
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	240	254
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	91	96
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2053	55,045	59,035
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	1,311	1,385
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	853	901
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	5,084	5,373
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,894	2,001
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,026	1,084
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	489	516
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	1,398	1,477
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	15	15
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	361	381
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	109	116
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	13	14
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	301	318
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	110	117
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	703	743
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	645	682
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	155	163
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	134	142
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	2,684	2,846
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	81	81
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	259	261
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	156	165
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	172	182
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	57	60
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	11	11
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	426	451
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	64	68
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	9,069	9,585
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,281	2,411
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	89,199	95,648
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	157,864	169,228
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	158,243	168,637
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	154,018	164,226
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	122,315	131,588
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	244	244
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	59	59
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	368	389
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	319	337
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	182	192
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	59	62
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	1,318	1,393
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	2,110	2,230
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	202	213
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	100	106
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	42	43
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	1,875	1,982
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	90,793	97,144
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	103,179	109,663
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	178	178
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	465	471
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	355	359
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	198	200
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	163	166
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	155	157
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	141	143
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	47	48
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	25	26
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	168	170
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	31	31
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	1,568	1,624
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	191	197
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	112	113
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	94	95
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	76	77
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	99	100
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	105	109
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	33	33
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	405	421
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	162	164
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	114	116
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	205	208
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	113	116
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	794	830
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	116	116
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	112	113
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	86	88
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	611	630
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	36	38
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	336	351
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	518	522
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	129	131
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	136	138
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	146	148
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	429	432
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	31	31
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	92	93
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	12	13
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	70	72
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	14	15
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	142	143
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	264	270
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	60	60
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	58	58
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	80	82
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	57	57
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	68	70
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	518	534
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	164	168
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	5,835	5,923
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	192	200
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	36	36
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	343	348
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	529	545
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	267	275
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	43	44
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	38	40
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	5,468	5,816
Federal Home Loan Bank 5% 12/1/2055	42,955	42,297
Federal Home Loan Bank 6% 3/1/2056	3,650,919	3,799,947
Freddie Mac 7% 1/1/2055	118,091	126,297
Freddie Mac Gold Pool 1.5% 1/1/2036	4,838,415	4,363,680
Freddie Mac Gold Pool 1.5% 1/1/2051	30,245,234	23,177,126
Freddie Mac Gold Pool 1.5% 11/1/2035	5,435,366	4,902,060
Freddie Mac Gold Pool 1.5% 11/1/2035	338,497	305,285
Freddie Mac Gold Pool 1.5% 11/1/2050	278,527	215,439
Freddie Mac Gold Pool 1.5% 12/1/2035	7,053,979	6,361,858
Freddie Mac Gold Pool 1.5% 12/1/2040	1,029,895	871,763
Freddie Mac Gold Pool 1.5% 12/1/2050	178,432	138,016
Freddie Mac Gold Pool 1.5% 12/1/2050	50,301	38,955
Freddie Mac Gold Pool 1.5% 2/1/2041	3,216,499	2,718,256
Freddie Mac Gold Pool 1.5% 2/1/2051	30,824,596	23,621,094
Freddie Mac Gold Pool 1.5% 3/1/2041	1,807,264	1,526,153
Freddie Mac Gold Pool 1.5% 3/1/2051	72,643	56,280
Freddie Mac Gold Pool 1.5% 4/1/2041	6,942,934	5,864,709
Freddie Mac Gold Pool 1.5% 4/1/2041	2,587,474	2,183,421
Freddie Mac Gold Pool 1.5% 4/1/2051	17,274,535	13,221,397
Freddie Mac Gold Pool 1.5% 6/1/2051	169,857	131,595
Freddie Mac Gold Pool 1.5% 7/1/2035	1,491,359	1,349,224
Freddie Mac Gold Pool 1.5% 8/1/2035	4,491,639	4,059,351
Freddie Mac Gold Pool 2% 1/1/2051	2,232,995	1,805,394
Freddie Mac Gold Pool 2% 1/1/2051	1,418,315	1,150,265
Freddie Mac Gold Pool 2% 1/1/2051	1,077,558	871,214
Freddie Mac Gold Pool 2% 1/1/2051	509,020	414,092
Freddie Mac Gold Pool 2% 1/1/2051	355,380	289,105
Freddie Mac Gold Pool 2% 1/1/2052	1,160,677	935,878
Freddie Mac Gold Pool 2% 10/1/2041	16,748	14,499
Freddie Mac Gold Pool 2% 10/1/2050	2,804,350	2,271,721
Freddie Mac Gold Pool 2% 10/1/2050	96,421	78,108
Freddie Mac Gold Pool 2% 10/1/2050	12,361	10,014
Freddie Mac Gold Pool 2% 10/1/2051	15,163,709	12,345,276
Freddie Mac Gold Pool 2% 10/1/2051	1,984,449	1,621,187
Freddie Mac Gold Pool 2% 10/1/2051	777,664	633,608
Freddie Mac Gold Pool 2% 11/1/2041	3,672,407	3,177,689
Freddie Mac Gold Pool 2% 11/1/2050	32,596,330	26,374,767
Freddie Mac Gold Pool 2% 11/1/2050	239,517	193,801
Freddie Mac Gold Pool 2% 11/1/2050	154,601	125,092
Freddie Mac Gold Pool 2% 11/1/2050	17,571	14,240
Freddie Mac Gold Pool 2% 11/1/2051	21,980,597	17,895,130
Freddie Mac Gold Pool 2% 11/1/2051	9,891,745	8,031,558
Freddie Mac Gold Pool 2% 11/1/2051	2,738,693	2,231,372
Freddie Mac Gold Pool 2% 11/1/2051	1,096,808	893,633
Freddie Mac Gold Pool 2% 11/1/2051	647,039	527,180
Freddie Mac Gold Pool 2% 12/1/2051	10,443,656	8,502,525
Freddie Mac Gold Pool 2% 2/1/2041	2,323,941	2,024,329
Freddie Mac Gold Pool 2% 2/1/2051	27,060,718	21,878,807
Freddie Mac Gold Pool 2% 2/1/2051	15,053,798	12,349,880
Freddie Mac Gold Pool 2% 2/1/2051	117,554	95,227
Freddie Mac Gold Pool 2% 2/1/2052	27,986,913	22,723,848
Freddie Mac Gold Pool 2% 2/1/2052	12,142,759	9,878,231
Freddie Mac Gold Pool 2% 3/1/2041	2,376,178	2,078,212
Freddie Mac Gold Pool 2% 3/1/2051	39,021,298	31,549,031
Freddie Mac Gold Pool 2% 3/1/2051	7,028,440	5,693,532
Freddie Mac Gold Pool 2% 4/1/2051	1,684,587	1,360,949
Freddie Mac Gold Pool 2% 5/1/2041	2,161,332	1,878,355
Freddie Mac Gold Pool 2% 5/1/2051	27,731,918	22,404,145
Freddie Mac Gold Pool 2% 5/1/2051	11,790,661	9,650,751
Freddie Mac Gold Pool 2% 5/1/2051	1,401,326	1,143,055
Freddie Mac Gold Pool 2% 5/1/2051	533,353	432,220
Freddie Mac Gold Pool 2% 6/1/2041	3,593,403	3,120,718
Freddie Mac Gold Pool 2% 6/1/2050	113,554,790	91,987,385
Freddie Mac Gold Pool 2% 6/1/2050	9,987,259	8,146,562
Freddie Mac Gold Pool 2% 6/1/2051	83,772	67,678
Freddie Mac Gold Pool 2% 6/1/2052	2,043,456	1,650,235
Freddie Mac Gold Pool 2% 7/1/2041	13,853,094	12,043,699
Freddie Mac Gold Pool 2% 7/1/2041	16,073	13,948
Freddie Mac Gold Pool 2% 7/1/2050	278,144	225,316
Freddie Mac Gold Pool 2% 7/1/2050	104,321	84,507
Freddie Mac Gold Pool 2% 7/1/2051	1,801,812	1,455,091
Freddie Mac Gold Pool 2% 7/1/2051	789,604	643,830
Freddie Mac Gold Pool 2% 8/1/2050	14,976,463	12,131,991
Freddie Mac Gold Pool 2% 8/1/2050	706,522	575,865
Freddie Mac Gold Pool 2% 8/1/2051	2,174,541	1,761,532
Freddie Mac Gold Pool 2% 8/1/2052	53,606	43,174
Freddie Mac Gold Pool 2% 9/1/2050	63,407,590	51,364,618
Freddie Mac Gold Pool 2% 9/1/2050	520,122	421,335
Freddie Mac Gold Pool 2% 9/1/2050	68,889	55,805
Freddie Mac Gold Pool 2.5% 1/1/2033	30,642	29,310
Freddie Mac Gold Pool 2.5% 1/1/2041	4,615,882	4,142,726
Freddie Mac Gold Pool 2.5% 1/1/2042	4,293,746	3,824,929
Freddie Mac Gold Pool 2.5% 1/1/2051	16,966	14,409
Freddie Mac Gold Pool 2.5% 10/1/2041	2,076,172	1,851,961
Freddie Mac Gold Pool 2.5% 10/1/2050	3,743,710	3,199,330
Freddie Mac Gold Pool 2.5% 11/1/2031	1,073,329	1,033,638
Freddie Mac Gold Pool 2.5% 11/1/2041	16,360,565	14,609,832
Freddie Mac Gold Pool 2.5% 11/1/2041	916,237	819,349
Freddie Mac Gold Pool 2.5% 11/1/2041	866,759	776,053
Freddie Mac Gold Pool 2.5% 11/1/2050	18,927,677	16,240,431
Freddie Mac Gold Pool 2.5% 11/1/2051	22,790,408	19,362,459
Freddie Mac Gold Pool 2.5% 12/1/2050	2,740,965	2,351,818
Freddie Mac Gold Pool 2.5% 12/1/2051	6,601,754	5,608,772
Freddie Mac Gold Pool 2.5% 2/1/2042	3,048,836	2,736,477
Freddie Mac Gold Pool 2.5% 2/1/2051	12,929,579	11,085,829
Freddie Mac Gold Pool 2.5% 2/1/2051	37,580	31,915
Freddie Mac Gold Pool 2.5% 3/1/2051	11,067,885	9,399,685
Freddie Mac Gold Pool 2.5% 4/1/2042	29,823,665	26,533,202
Freddie Mac Gold Pool 2.5% 4/1/2042	638,780	569,330
Freddie Mac Gold Pool 2.5% 4/1/2052	11,967,765	10,205,070
Freddie Mac Gold Pool 2.5% 4/1/2052	7,320,948	6,258,683
Freddie Mac Gold Pool 2.5% 4/1/2052	456,162	389,973
Freddie Mac Gold Pool 2.5% 5/1/2041	6,435,656	5,808,901
Freddie Mac Gold Pool 2.5% 5/1/2051	23,819,989	20,386,054
Freddie Mac Gold Pool 2.5% 5/1/2051	3,965,090	3,418,257
Freddie Mac Gold Pool 2.5% 5/1/2052	20,554,129	17,539,621
Freddie Mac Gold Pool 2.5% 6/1/2031	1,117,577	1,081,277
Freddie Mac Gold Pool 2.5% 6/1/2040	505,904	457,460
Freddie Mac Gold Pool 2.5% 6/1/2041	752,924	673,078
Freddie Mac Gold Pool 2.5% 7/1/2051	8,489,889	7,244,746
Freddie Mac Gold Pool 2.5% 8/1/2041	700,843	626,831
Freddie Mac Gold Pool 2.5% 8/1/2050	19,907,865	17,062,795
Freddie Mac Gold Pool 2.5% 9/1/2041	1,525,959	1,369,656
Freddie Mac Gold Pool 3% 1/1/2033	234,276	226,345
Freddie Mac Gold Pool 3% 1/1/2043	78,372	71,786
Freddie Mac Gold Pool 3% 1/1/2052	2,902,200	2,551,796
Freddie Mac Gold Pool 3% 1/1/2052	1,390,563	1,222,670
Freddie Mac Gold Pool 3% 1/1/2052	657,757	578,341
Freddie Mac Gold Pool 3% 10/1/2042	62,886	57,477
Freddie Mac Gold Pool 3% 10/1/2049	7,876,692	6,962,603
Freddie Mac Gold Pool 3% 10/1/2051	5,364,024	4,749,911
Freddie Mac Gold Pool 3% 10/1/2051	850,121	749,339
Freddie Mac Gold Pool 3% 11/1/2042	8,898	8,210
Freddie Mac Gold Pool 3% 11/1/2049	26,589,997	23,678,727
Freddie Mac Gold Pool 3% 11/1/2050	1,328,228	1,171,597
Freddie Mac Gold Pool 3% 11/1/2051	4,270,683	3,761,725
Freddie Mac Gold Pool 3% 11/1/2051	29,176	25,717
Freddie Mac Gold Pool 3% 12/1/2030	432,247	421,836
Freddie Mac Gold Pool 3% 12/1/2031	7,619	7,409
Freddie Mac Gold Pool 3% 12/1/2032	802,780	780,995
Freddie Mac Gold Pool 3% 12/1/2032	292,396	283,473
Freddie Mac Gold Pool 3% 12/1/2042	1,384,735	1,269,124
Freddie Mac Gold Pool 3% 12/1/2050	10,853,885	9,573,942
Freddie Mac Gold Pool 3% 2/1/2032	11,300	10,976
Freddie Mac Gold Pool 3% 2/1/2033	413,555	404,210
Freddie Mac Gold Pool 3% 2/1/2037	528,878	501,608
Freddie Mac Gold Pool 3% 2/1/2037	29,646	28,117
Freddie Mac Gold Pool 3% 2/1/2038	292,130	275,665
Freddie Mac Gold Pool 3% 2/1/2038	6,065	5,720
Freddie Mac Gold Pool 3% 2/1/2043	91,579	84,215
Freddie Mac Gold Pool 3% 2/1/2043	45,441	41,662
Freddie Mac Gold Pool 3% 2/1/2043	19,297	17,629
Freddie Mac Gold Pool 3% 2/1/2052	927,056	815,126
Freddie Mac Gold Pool 3% 3/1/2033	959,934	929,562
Freddie Mac Gold Pool 3% 3/1/2033	44,360	42,925
Freddie Mac Gold Pool 3% 3/1/2043	95,022	87,068
Freddie Mac Gold Pool 3% 3/1/2050	14,218,237	12,568,212
Freddie Mac Gold Pool 3% 3/1/2052	4,631,144	4,106,726
Freddie Mac Gold Pool 3% 3/1/2052	2,379,283	2,092,015
Freddie Mac Gold Pool 3% 3/1/2052	1,475,998	1,297,789
Freddie Mac Gold Pool 3% 3/1/2052	1,269,714	1,128,712
Freddie Mac Gold Pool 3% 4/1/2032	32,300	31,474
Freddie Mac Gold Pool 3% 4/1/2032	10,730	10,448
Freddie Mac Gold Pool 3% 4/1/2034	677,461	653,646
Freddie Mac Gold Pool 3% 4/1/2043	39,756	36,420
Freddie Mac Gold Pool 3% 4/1/2045	7,277	6,596
Freddie Mac Gold Pool 3% 4/1/2045	5,289	4,782
Freddie Mac Gold Pool 3% 4/1/2046	157,619	141,590
Freddie Mac Gold Pool 3% 4/1/2046	142,378	128,150
Freddie Mac Gold Pool 3% 4/1/2050	14,342,420	12,677,984
Freddie Mac Gold Pool 3% 4/1/2052	7,454,084	6,647,273
Freddie Mac Gold Pool 3% 5/1/2045	47,550	42,938
Freddie Mac Gold Pool 3% 5/1/2046	2,466,354	2,217,521
Freddie Mac Gold Pool 3% 5/1/2046	386,853	347,676
Freddie Mac Gold Pool 3% 5/1/2051	3,937,003	3,471,502
Freddie Mac Gold Pool 3% 6/1/2031	3,318	3,235
Freddie Mac Gold Pool 3% 6/1/2046	2,480,192	2,226,094
Freddie Mac Gold Pool 3% 6/1/2050	9,671,514	8,603,538
Freddie Mac Gold Pool 3% 6/1/2052	6,397,895	5,665,417
Freddie Mac Gold Pool 3% 6/1/2052	4,713,910	4,144,765
Freddie Mac Gold Pool 3% 6/1/2052	2,155,876	1,903,665
Freddie Mac Gold Pool 3% 7/1/2032	48,488	47,122
Freddie Mac Gold Pool 3% 7/1/2043	196,251	179,546
Freddie Mac Gold Pool 3% 7/1/2043	49,546	45,266
Freddie Mac Gold Pool 3% 7/1/2045	100,362	90,778
Freddie Mac Gold Pool 3% 7/1/2045	36,605	33,801
Freddie Mac Gold Pool 3% 7/1/2045	10,683	9,695
Freddie Mac Gold Pool 3% 8/1/2032	71,735	69,690
Freddie Mac Gold Pool 3% 8/1/2032	41,921	40,725
Freddie Mac Gold Pool 3% 8/1/2037	220,928	209,028
Freddie Mac Gold Pool 3% 8/1/2042	18,781	17,272
Freddie Mac Gold Pool 3% 8/1/2042	14,524	13,295
Freddie Mac Gold Pool 3% 8/1/2045	46,289	41,784
Freddie Mac Gold Pool 3% 8/1/2045	27,702	25,158
Freddie Mac Gold Pool 3% 9/1/2049	76,821	68,602
Freddie Mac Gold Pool 3% 9/1/2051	3,801,325	3,351,866
Freddie Mac Gold Pool 3.5% 1/1/2032	10,514	10,315
Freddie Mac Gold Pool 3.5% 1/1/2044	6,157,360	5,791,198
Freddie Mac Gold Pool 3.5% 1/1/2044	3,094,464	2,902,538
Freddie Mac Gold Pool 3.5% 1/1/2045	2,270,789	2,132,639
Freddie Mac Gold Pool 3.5% 1/1/2046	9,619	8,946
Freddie Mac Gold Pool 3.5% 1/1/2048	22,246	20,677
Freddie Mac Gold Pool 3.5% 10/1/2040	176,534	166,268
Freddie Mac Gold Pool 3.5% 10/1/2042	61,557	57,846
Freddie Mac Gold Pool 3.5% 10/1/2042	8,881	8,333
Freddie Mac Gold Pool 3.5% 10/1/2047	89,526	83,212
Freddie Mac Gold Pool 3.5% 10/1/2049	10,586,266	9,763,601
Freddie Mac Gold Pool 3.5% 10/1/2051	2,956,811	2,715,947
Freddie Mac Gold Pool 3.5% 11/1/2033	563,233	545,686
Freddie Mac Gold Pool 3.5% 11/1/2040	367,021	346,523
Freddie Mac Gold Pool 3.5% 11/1/2045	2,746,110	2,556,999
Freddie Mac Gold Pool 3.5% 11/1/2045	45,527	42,418
Freddie Mac Gold Pool 3.5% 11/1/2046	4,639	4,285
Freddie Mac Gold Pool 3.5% 11/1/2047	654,957	608,767
Freddie Mac Gold Pool 3.5% 11/1/2047	44,012	40,931
Freddie Mac Gold Pool 3.5% 12/1/2033	172,089	167,833
Freddie Mac Gold Pool 3.5% 12/1/2040	352,308	332,539
Freddie Mac Gold Pool 3.5% 12/1/2046	1,094,319	1,016,342
Freddie Mac Gold Pool 3.5% 12/1/2047	151,365	140,690
Freddie Mac Gold Pool 3.5% 2/1/2034	3,289,576	3,209,314
Freddie Mac Gold Pool 3.5% 2/1/2043	3,830,826	3,594,692
Freddie Mac Gold Pool 3.5% 2/1/2043	285,209	268,361
Freddie Mac Gold Pool 3.5% 2/1/2043	106,846	100,854
Freddie Mac Gold Pool 3.5% 2/1/2045	2,511	2,354
Freddie Mac Gold Pool 3.5% 2/1/2046	1,901,356	1,766,004
Freddie Mac Gold Pool 3.5% 2/1/2048	6,161	5,649
Freddie Mac Gold Pool 3.5% 2/1/2052	1,029,743	944,250
Freddie Mac Gold Pool 3.5% 3/1/2032	3,284,833	3,220,681
Freddie Mac Gold Pool 3.5% 3/1/2045	841,369	784,527
Freddie Mac Gold Pool 3.5% 3/1/2045	236,607	220,923
Freddie Mac Gold Pool 3.5% 3/1/2045	175,873	164,195
Freddie Mac Gold Pool 3.5% 3/1/2045	78,937	74,181
Freddie Mac Gold Pool 3.5% 3/1/2046	3,303,840	3,080,109
Freddie Mac Gold Pool 3.5% 3/1/2047	50,788	46,915
Freddie Mac Gold Pool 3.5% 3/1/2052	4,493,695	4,121,317
Freddie Mac Gold Pool 3.5% 3/1/2052	4,070,761	3,727,706
Freddie Mac Gold Pool 3.5% 3/1/2052	2,059,501	1,887,871
Freddie Mac Gold Pool 3.5% 4/1/2040	435,249	411,371
Freddie Mac Gold Pool 3.5% 4/1/2042	2,376,527	2,244,397
Freddie Mac Gold Pool 3.5% 4/1/2042	22,853	21,520
Freddie Mac Gold Pool 3.5% 4/1/2043	338,819	317,811
Freddie Mac Gold Pool 3.5% 4/1/2043	139,460	130,999
Freddie Mac Gold Pool 3.5% 4/1/2046	2,018,694	1,876,085
Freddie Mac Gold Pool 3.5% 4/1/2046	620,288	575,468
Freddie Mac Gold Pool 3.5% 4/1/2052	31,058,278	28,314,727
Freddie Mac Gold Pool 3.5% 5/1/2033	52,394	51,185
Freddie Mac Gold Pool 3.5% 5/1/2034	201,616	196,259
Freddie Mac Gold Pool 3.5% 5/1/2034	33,815	32,934
Freddie Mac Gold Pool 3.5% 5/1/2040	807,198	763,222
Freddie Mac Gold Pool 3.5% 5/1/2040	161,864	152,992
Freddie Mac Gold Pool 3.5% 5/1/2045	822,267	765,565
Freddie Mac Gold Pool 3.5% 5/1/2045	119,739	111,498
Freddie Mac Gold Pool 3.5% 5/1/2045	63,567	59,286
Freddie Mac Gold Pool 3.5% 5/1/2045	28,134	26,490
Freddie Mac Gold Pool 3.5% 5/1/2046	4,106,077	3,822,205
Freddie Mac Gold Pool 3.5% 5/1/2046	1,976,737	1,835,316
Freddie Mac Gold Pool 3.5% 5/1/2046	913,315	846,680
Freddie Mac Gold Pool 3.5% 5/1/2049	134,490	124,207
Freddie Mac Gold Pool 3.5% 5/1/2052	303,474	276,666
Freddie Mac Gold Pool 3.5% 6/1/2032	1,769,374	1,733,349
Freddie Mac Gold Pool 3.5% 6/1/2040	733,456	694,586
Freddie Mac Gold Pool 3.5% 6/1/2045	3,414,755	3,186,494
Freddie Mac Gold Pool 3.5% 6/1/2045	977,859	911,108
Freddie Mac Gold Pool 3.5% 6/1/2045	192,005	179,334
Freddie Mac Gold Pool 3.5% 6/1/2045	157,342	146,891
Freddie Mac Gold Pool 3.5% 6/1/2045	5,775	5,392
Freddie Mac Gold Pool 3.5% 7/1/2032	1,539,690	1,508,787
Freddie Mac Gold Pool 3.5% 7/1/2032	446,004	436,801
Freddie Mac Gold Pool 3.5% 7/1/2040	70,165	66,212
Freddie Mac Gold Pool 3.5% 7/1/2042	800,196	751,401
Freddie Mac Gold Pool 3.5% 7/1/2046	6,508	6,057
Freddie Mac Gold Pool 3.5% 7/1/2047	1,563,334	1,454,548
Freddie Mac Gold Pool 3.5% 7/1/2052	750,001	684,921
Freddie Mac Gold Pool 3.5% 8/1/2034	344,228	334,912
Freddie Mac Gold Pool 3.5% 8/1/2034	25,837	25,151
Freddie Mac Gold Pool 3.5% 8/1/2040	470,328	444,629
Freddie Mac Gold Pool 3.5% 8/1/2042	1,833,845	1,723,198
Freddie Mac Gold Pool 3.5% 8/1/2047	2,433,682	2,264,333
Freddie Mac Gold Pool 3.5% 8/1/2047	290,830	270,320
Freddie Mac Gold Pool 3.5% 8/1/2047	182,744	170,028
Freddie Mac Gold Pool 3.5% 8/1/2051	4,012,098	3,686,524
Freddie Mac Gold Pool 3.5% 9/1/2040	319,507	302,718
Freddie Mac Gold Pool 3.5% 9/1/2042	5,386,868	5,053,798
Freddie Mac Gold Pool 3.5% 9/1/2042	991,284	929,805
Freddie Mac Gold Pool 3.5% 9/1/2042	3,549	3,329
Freddie Mac Gold Pool 3.5% 9/1/2046	718,040	668,451
Freddie Mac Gold Pool 3.5% 9/1/2046	113,398	105,459
Freddie Mac Gold Pool 3.5% 9/1/2047	48,933	45,482
Freddie Mac Gold Pool 3.5% 9/1/2047	40,404	37,554
Freddie Mac Gold Pool 3.5% 9/1/2052	482,914	439,954
Freddie Mac Gold Pool 4% 1/1/2041	1,950,743	1,888,450
Freddie Mac Gold Pool 4% 1/1/2041	42,703	41,448
Freddie Mac Gold Pool 4% 1/1/2041	11,533	11,156
Freddie Mac Gold Pool 4% 1/1/2042	3,114	3,008
Freddie Mac Gold Pool 4% 1/1/2043	15,774	15,163
Freddie Mac Gold Pool 4% 1/1/2044	57,865	55,462
Freddie Mac Gold Pool 4% 1/1/2044	47,303	45,447
Freddie Mac Gold Pool 4% 10/1/2041	712,567	688,675
Freddie Mac Gold Pool 4% 10/1/2041	83,997	81,217
Freddie Mac Gold Pool 4% 10/1/2041	79,765	77,124
Freddie Mac Gold Pool 4% 10/1/2041	44,312	42,840
Freddie Mac Gold Pool 4% 10/1/2042	29,415	28,351
Freddie Mac Gold Pool 4% 10/1/2042	11,619	11,298
Freddie Mac Gold Pool 4% 10/1/2042	8,270	7,950
Freddie Mac Gold Pool 4% 10/1/2043	144,429	138,663
Freddie Mac Gold Pool 4% 10/1/2043	51,306	49,179
Freddie Mac Gold Pool 4% 10/1/2043	20,244	19,504
Freddie Mac Gold Pool 4% 10/1/2043	16,908	16,212
Freddie Mac Gold Pool 4% 10/1/2052	6,473,541	6,138,386
Freddie Mac Gold Pool 4% 11/1/2041	118,200	114,093
Freddie Mac Gold Pool 4% 11/1/2041	12,000	11,700
Freddie Mac Gold Pool 4% 11/1/2041	3,435	3,321
Freddie Mac Gold Pool 4% 11/1/2042	1,800,831	1,739,998
Freddie Mac Gold Pool 4% 11/1/2042	1,317,558	1,274,112
Freddie Mac Gold Pool 4% 11/1/2042	126,381	121,949
Freddie Mac Gold Pool 4% 11/1/2042	110,411	106,255
Freddie Mac Gold Pool 4% 11/1/2042	52,537	50,703
Freddie Mac Gold Pool 4% 11/1/2042	40,075	38,539
Freddie Mac Gold Pool 4% 11/1/2042	3,422	3,360
Freddie Mac Gold Pool 4% 11/1/2043	322,384	310,670
Freddie Mac Gold Pool 4% 11/1/2045	199,530	190,582
Freddie Mac Gold Pool 4% 11/1/2047	1,881,880	1,792,963
Freddie Mac Gold Pool 4% 11/1/2051	211,748	201,761
Freddie Mac Gold Pool 4% 12/1/2040	21,564	20,908
Freddie Mac Gold Pool 4% 12/1/2040	9,635	9,328
Freddie Mac Gold Pool 4% 12/1/2040	9,024	8,738
Freddie Mac Gold Pool 4% 12/1/2042	958,068	925,833
Freddie Mac Gold Pool 4% 12/1/2042	42,730	41,095
Freddie Mac Gold Pool 4% 12/1/2042	18,743	18,116
Freddie Mac Gold Pool 4% 12/1/2045	2,590,009	2,477,725
Freddie Mac Gold Pool 4% 12/1/2045	426,640	411,230
Freddie Mac Gold Pool 4% 12/1/2047	6,577,625	6,266,840
Freddie Mac Gold Pool 4% 2/1/2041	531,106	513,406
Freddie Mac Gold Pool 4% 2/1/2041	2,096	2,028
Freddie Mac Gold Pool 4% 2/1/2042	2,944,225	2,842,036
Freddie Mac Gold Pool 4% 2/1/2042	51,963	50,271
Freddie Mac Gold Pool 4% 2/1/2042	617	597
Freddie Mac Gold Pool 4% 2/1/2043	89,069	85,713
Freddie Mac Gold Pool 4% 2/1/2043	78,798	75,742
Freddie Mac Gold Pool 4% 2/1/2043	47,938	46,029
Freddie Mac Gold Pool 4% 2/1/2043	34,107	32,755
Freddie Mac Gold Pool 4% 2/1/2044	62,047	59,622
Freddie Mac Gold Pool 4% 2/1/2044	33,816	32,546
Freddie Mac Gold Pool 4% 2/1/2044	17,973	17,219
Freddie Mac Gold Pool 4% 2/1/2045	1,374,983	1,322,439
Freddie Mac Gold Pool 4% 2/1/2046	175,993	168,157
Freddie Mac Gold Pool 4% 2/1/2046	86,537	83,152
Freddie Mac Gold Pool 4% 2/1/2046	34,324	33,449
Freddie Mac Gold Pool 4% 2/1/2048	1,911,501	1,821,185
Freddie Mac Gold Pool 4% 2/1/2048	116,606	111,060
Freddie Mac Gold Pool 4% 2/1/2052	102,797	97,788
Freddie Mac Gold Pool 4% 2/1/2052	87,617	83,484
Freddie Mac Gold Pool 4% 2/1/2053	6,756,222	6,393,763
Freddie Mac Gold Pool 4% 3/1/2042	55,686	53,719
Freddie Mac Gold Pool 4% 3/1/2042	54,173	52,335
Freddie Mac Gold Pool 4% 3/1/2042	13,710	13,188
Freddie Mac Gold Pool 4% 3/1/2043	26,448	25,560
Freddie Mac Gold Pool 4% 3/1/2043	16,101	15,474
Freddie Mac Gold Pool 4% 3/1/2044	56,205	53,888
Freddie Mac Gold Pool 4% 4/1/2040	1,676	1,638
Freddie Mac Gold Pool 4% 4/1/2042	823,386	794,412
Freddie Mac Gold Pool 4% 4/1/2042	633,010	611,692
Freddie Mac Gold Pool 4% 4/1/2042	25,356	24,393
Freddie Mac Gold Pool 4% 4/1/2042	18,187	17,617
Freddie Mac Gold Pool 4% 4/1/2042	13,712	13,197
Freddie Mac Gold Pool 4% 4/1/2042	10,195	9,807
Freddie Mac Gold Pool 4% 4/1/2043	1,020,793	984,510
Freddie Mac Gold Pool 4% 4/1/2043	54,832	52,831
Freddie Mac Gold Pool 4% 4/1/2043	15,468	15,035
Freddie Mac Gold Pool 4% 4/1/2046	533,678	510,329
Freddie Mac Gold Pool 4% 4/1/2048	404,377	385,144
Freddie Mac Gold Pool 4% 4/1/2048	319,274	304,089
Freddie Mac Gold Pool 4% 4/1/2048	187,743	178,813
Freddie Mac Gold Pool 4% 4/1/2048	69,796	66,476
Freddie Mac Gold Pool 4% 4/1/2048	35,497	33,809
Freddie Mac Gold Pool 4% 4/1/2052	212,086	201,708
Freddie Mac Gold Pool 4% 4/1/2052	156,481	148,825
Freddie Mac Gold Pool 4% 5/1/2037	3,213,183	3,147,588
Freddie Mac Gold Pool 4% 5/1/2038	4,200,751	4,101,868
Freddie Mac Gold Pool 4% 5/1/2042	99,680	96,498
Freddie Mac Gold Pool 4% 5/1/2043	59,907	57,567
Freddie Mac Gold Pool 4% 5/1/2043	22,425	21,520
Freddie Mac Gold Pool 4% 5/1/2043	19,171	18,393
Freddie Mac Gold Pool 4% 5/1/2043	18,617	17,869
Freddie Mac Gold Pool 4% 5/1/2043	7,393	7,111
Freddie Mac Gold Pool 4% 5/1/2045	1,327,833	1,283,578
Freddie Mac Gold Pool 4% 5/1/2045	110,819	105,917
Freddie Mac Gold Pool 4% 5/1/2048	4,529,968	4,314,518
Freddie Mac Gold Pool 4% 6/1/2041	32,551	31,433
Freddie Mac Gold Pool 4% 6/1/2041	5,069	4,994
Freddie Mac Gold Pool 4% 6/1/2042	36,437	35,176
Freddie Mac Gold Pool 4% 6/1/2043	61,604	59,584
Freddie Mac Gold Pool 4% 6/1/2043	28,819	27,664
Freddie Mac Gold Pool 4% 6/1/2047	4,157,660	3,967,713
Freddie Mac Gold Pool 4% 6/1/2047	386,286	368,517
Freddie Mac Gold Pool 4% 6/1/2052	115,877	110,385
Freddie Mac Gold Pool 4% 7/1/2041	294,079	283,964
Freddie Mac Gold Pool 4% 7/1/2042	880,070	847,633
Freddie Mac Gold Pool 4% 7/1/2043	132,840	127,660
Freddie Mac Gold Pool 4% 7/1/2043	109,450	105,383
Freddie Mac Gold Pool 4% 7/1/2043	89,402	86,076
Freddie Mac Gold Pool 4% 7/1/2043	40,562	38,923
Freddie Mac Gold Pool 4% 7/1/2043	33,864	32,482
Freddie Mac Gold Pool 4% 7/1/2043	28,653	27,490
Freddie Mac Gold Pool 4% 7/1/2043	10,331	9,914
Freddie Mac Gold Pool 4% 7/1/2044	686,053	663,558
Freddie Mac Gold Pool 4% 7/1/2052	190,656	181,619
Freddie Mac Gold Pool 4% 8/1/2040	1,442	1,394
Freddie Mac Gold Pool 4% 8/1/2043	69,350	66,592
Freddie Mac Gold Pool 4% 8/1/2043	39,821	38,505
Freddie Mac Gold Pool 4% 8/1/2043	29,190	28,248
Freddie Mac Gold Pool 4% 8/1/2043	9,382	9,000
Freddie Mac Gold Pool 4% 8/1/2044	16,410	15,733
Freddie Mac Gold Pool 4% 8/1/2044	15,885	15,332
Freddie Mac Gold Pool 4% 8/1/2052	117,378	111,814
Freddie Mac Gold Pool 4% 9/1/2040	50,019	48,422
Freddie Mac Gold Pool 4% 9/1/2041	91,776	88,737
Freddie Mac Gold Pool 4% 9/1/2041	33,594	32,481
Freddie Mac Gold Pool 4% 9/1/2041	24,482	23,748
Freddie Mac Gold Pool 4% 9/1/2041	18,307	17,736
Freddie Mac Gold Pool 4% 9/1/2042	1,682,103	1,623,516
Freddie Mac Gold Pool 4% 9/1/2042	79,660	77,114
Freddie Mac Gold Pool 4% 9/1/2043	1,995,409	1,932,986
Freddie Mac Gold Pool 4% 9/1/2043	91,981	88,480
Freddie Mac Gold Pool 4% 9/1/2043	89,163	85,765
Freddie Mac Gold Pool 4% 9/1/2043	80,066	76,869
Freddie Mac Gold Pool 4% 9/1/2043	74,288	71,409
Freddie Mac Gold Pool 4% 9/1/2043	64,997	62,352
Freddie Mac Gold Pool 4% 9/1/2043	42,755	41,136
Freddie Mac Gold Pool 4% 9/1/2043	29,601	28,377
Freddie Mac Gold Pool 4% 9/1/2043	2,376	2,333
Freddie Mac Gold Pool 4% 9/1/2051	1,893,427	1,780,458
Freddie Mac Gold Pool 4% 9/1/2051	233,065	222,073
Freddie Mac Gold Pool 4.5% 1/1/2041	906,123	896,121
Freddie Mac Gold Pool 4.5% 1/1/2041	26,137	25,849
Freddie Mac Gold Pool 4.5% 1/1/2041	17,300	17,121
Freddie Mac Gold Pool 4.5% 1/1/2049	71,195	69,207
Freddie Mac Gold Pool 4.5% 10/1/2039	12,009	11,884
Freddie Mac Gold Pool 4.5% 10/1/2040	83,999	83,024
Freddie Mac Gold Pool 4.5% 10/1/2040	42,045	41,539
Freddie Mac Gold Pool 4.5% 10/1/2041	220,671	218,006
Freddie Mac Gold Pool 4.5% 10/1/2044	1,366,219	1,347,742
Freddie Mac Gold Pool 4.5% 10/1/2048	2,419,391	2,370,625
Freddie Mac Gold Pool 4.5% 10/1/2048	275,384	268,198
Freddie Mac Gold Pool 4.5% 11/1/2039	1,414	1,400
Freddie Mac Gold Pool 4.5% 11/1/2040	4,114	4,069
Freddie Mac Gold Pool 4.5% 12/1/2039	741	733
Freddie Mac Gold Pool 4.5% 12/1/2040	27,659	27,325
Freddie Mac Gold Pool 4.5% 12/1/2040	22,068	21,806
Freddie Mac Gold Pool 4.5% 12/1/2040	1,852	1,830
Freddie Mac Gold Pool 4.5% 12/1/2045	236,051	233,646
Freddie Mac Gold Pool 4.5% 12/1/2047	790,409	773,983
Freddie Mac Gold Pool 4.5% 12/1/2048	1,924,946	1,883,138
Freddie Mac Gold Pool 4.5% 12/1/2048	6,858	6,667
Freddie Mac Gold Pool 4.5% 2/1/2040	5,697	5,639
Freddie Mac Gold Pool 4.5% 2/1/2041	128,005	126,594
Freddie Mac Gold Pool 4.5% 2/1/2041	36,455	36,008
Freddie Mac Gold Pool 4.5% 2/1/2041	36,296	35,843
Freddie Mac Gold Pool 4.5% 2/1/2041	36,117	35,706
Freddie Mac Gold Pool 4.5% 2/1/2041	33,953	33,569
Freddie Mac Gold Pool 4.5% 2/1/2041	25,905	25,624
Freddie Mac Gold Pool 4.5% 2/1/2041	22,094	21,870
Freddie Mac Gold Pool 4.5% 2/1/2041	15,568	15,379
Freddie Mac Gold Pool 4.5% 2/1/2041	7,104	7,037
Freddie Mac Gold Pool 4.5% 2/1/2044	102,392	100,831
Freddie Mac Gold Pool 4.5% 2/1/2044	24,132	23,781
Freddie Mac Gold Pool 4.5% 3/1/2041	138,952	137,348
Freddie Mac Gold Pool 4.5% 3/1/2041	31,063	30,694
Freddie Mac Gold Pool 4.5% 3/1/2041	19,701	19,473
Freddie Mac Gold Pool 4.5% 3/1/2041	6,883	6,805
Freddie Mac Gold Pool 4.5% 3/1/2042	3,565	3,526
Freddie Mac Gold Pool 4.5% 3/1/2044	47,846	47,135
Freddie Mac Gold Pool 4.5% 3/1/2044	38,372	37,783
Freddie Mac Gold Pool 4.5% 3/1/2044	19,841	19,533
Freddie Mac Gold Pool 4.5% 4/1/2041	49,417	48,796
Freddie Mac Gold Pool 4.5% 4/1/2041	48,032	47,457
Freddie Mac Gold Pool 4.5% 4/1/2041	5,531	5,461
Freddie Mac Gold Pool 4.5% 4/1/2041	1,841	1,820
Freddie Mac Gold Pool 4.5% 4/1/2048	352,918	345,473
Freddie Mac Gold Pool 4.5% 4/1/2048	145,105	142,044
Freddie Mac Gold Pool 4.5% 4/1/2048	141,444	138,460
Freddie Mac Gold Pool 4.5% 5/1/2039	755,557	748,648
Freddie Mac Gold Pool 4.5% 5/1/2039	110,474	109,485
Freddie Mac Gold Pool 4.5% 5/1/2039	16,089	15,953
Freddie Mac Gold Pool 4.5% 5/1/2040	4,529	4,480
Freddie Mac Gold Pool 4.5% 5/1/2040	3,784	3,751
Freddie Mac Gold Pool 4.5% 5/1/2041	51,672	51,021
Freddie Mac Gold Pool 4.5% 5/1/2041	34,422	34,022
Freddie Mac Gold Pool 4.5% 5/1/2041	20,715	20,478
Freddie Mac Gold Pool 4.5% 5/1/2048	287,897	281,824
Freddie Mac Gold Pool 4.5% 6/1/2040	9,500	9,398
Freddie Mac Gold Pool 4.5% 6/1/2041	47,222	46,738
Freddie Mac Gold Pool 4.5% 6/1/2041	39,481	39,006
Freddie Mac Gold Pool 4.5% 6/1/2041	33,223	32,872
Freddie Mac Gold Pool 4.5% 6/1/2041	24,900	24,595
Freddie Mac Gold Pool 4.5% 6/1/2041	15,649	15,516
Freddie Mac Gold Pool 4.5% 6/1/2041	15,700	15,512
Freddie Mac Gold Pool 4.5% 6/1/2041	4,048	3,999
Freddie Mac Gold Pool 4.5% 6/1/2047	413,818	405,735
Freddie Mac Gold Pool 4.5% 7/1/2040	62,579	61,907
Freddie Mac Gold Pool 4.5% 7/1/2040	29,136	28,797
Freddie Mac Gold Pool 4.5% 7/1/2040	24,612	24,338
Freddie Mac Gold Pool 4.5% 7/1/2040	2,040	2,017
Freddie Mac Gold Pool 4.5% 7/1/2041	2,680	2,650
Freddie Mac Gold Pool 4.5% 7/1/2044	6,098	6,002
Freddie Mac Gold Pool 4.5% 7/1/2047	727,760	713,773
Freddie Mac Gold Pool 4.5% 7/1/2047	331,938	325,455
Freddie Mac Gold Pool 4.5% 7/1/2049	41,634	40,472
Freddie Mac Gold Pool 4.5% 8/1/2033	6,400	6,369
Freddie Mac Gold Pool 4.5% 8/1/2035	313	311
Freddie Mac Gold Pool 4.5% 8/1/2039	997	986
Freddie Mac Gold Pool 4.5% 8/1/2040	14,084	13,924
Freddie Mac Gold Pool 4.5% 8/1/2040	3,631	3,591
Freddie Mac Gold Pool 4.5% 8/1/2040	2,183	2,159
Freddie Mac Gold Pool 4.5% 8/1/2041	148,774	147,071
Freddie Mac Gold Pool 4.5% 8/1/2041	23,323	23,035
Freddie Mac Gold Pool 4.5% 8/1/2041	17,183	16,996
Freddie Mac Gold Pool 4.5% 8/1/2041	3,399	3,361
Freddie Mac Gold Pool 4.5% 9/1/2039	235,157	232,957
Freddie Mac Gold Pool 4.5% 9/1/2039	82,625	81,980
Freddie Mac Gold Pool 4.5% 9/1/2039	1,359	1,345
Freddie Mac Gold Pool 4.5% 9/1/2039	462	458
Freddie Mac Gold Pool 4.5% 9/1/2041	203,755	201,433
Freddie Mac Gold Pool 4.5% 9/1/2041	164,217	162,299
Freddie Mac Gold Pool 4.5% 9/1/2041	22,961	22,704
Freddie Mac Gold Pool 4.5% 9/1/2041	4,447	4,396
Freddie Mac Gold Pool 5% 1/1/2035	149,308	150,462
Freddie Mac Gold Pool 5% 1/1/2037	6,790	6,847
Freddie Mac Gold Pool 5% 1/1/2040	135,555	136,716
Freddie Mac Gold Pool 5% 1/1/2041	2,137	2,156
Freddie Mac Gold Pool 5% 1/1/2053	10,354,180	10,321,702
Freddie Mac Gold Pool 5% 10/1/2033	17,803	17,941
Freddie Mac Gold Pool 5% 10/1/2033	12,772	12,869
Freddie Mac Gold Pool 5% 10/1/2033	588	592
Freddie Mac Gold Pool 5% 10/1/2033	316	318
Freddie Mac Gold Pool 5% 10/1/2052	3,899,332	3,893,193
Freddie Mac Gold Pool 5% 11/1/2034	85	85
Freddie Mac Gold Pool 5% 11/1/2035	10,600	10,691
Freddie Mac Gold Pool 5% 11/1/2037	883	891
Freddie Mac Gold Pool 5% 11/1/2040	4,000	4,035
Freddie Mac Gold Pool 5% 11/1/2052	11,279,149	11,261,393
Freddie Mac Gold Pool 5% 11/1/2052	2,472,321	2,471,520
Freddie Mac Gold Pool 5% 11/1/2052	56,106	55,704
Freddie Mac Gold Pool 5% 11/1/2055	487,408	479,939
Freddie Mac Gold Pool 5% 12/1/2033	8,574	8,641
Freddie Mac Gold Pool 5% 12/1/2033	7,363	7,420
Freddie Mac Gold Pool 5% 12/1/2033	2,175	2,191
Freddie Mac Gold Pool 5% 12/1/2034	1,986	2,002
Freddie Mac Gold Pool 5% 12/1/2034	1,341	1,353
Freddie Mac Gold Pool 5% 12/1/2035	28,080	28,323
Freddie Mac Gold Pool 5% 12/1/2052	5,771,004	5,761,920
Freddie Mac Gold Pool 5% 12/1/2052	3,084,794	3,073,190
Freddie Mac Gold Pool 5% 12/1/2052	1,352,649	1,349,675
Freddie Mac Gold Pool 5% 12/1/2052	1,243,660	1,238,982
Freddie Mac Gold Pool 5% 2/1/2035	16,833	16,953
Freddie Mac Gold Pool 5% 2/1/2040	30,625	30,888
Freddie Mac Gold Pool 5% 2/1/2041	12,296	12,401
Freddie Mac Gold Pool 5% 2/1/2041	4,812	4,853
Freddie Mac Gold Pool 5% 2/1/2056	78,914	77,705
Freddie Mac Gold Pool 5% 3/1/2041	6,304	6,358
Freddie Mac Gold Pool 5% 3/1/2041	6,200	6,254
Freddie Mac Gold Pool 5% 3/1/2041	1,105	1,111
Freddie Mac Gold Pool 5% 3/1/2056	43,375,002	42,710,315
Freddie Mac Gold Pool 5% 3/1/2056	251,128	247,280
Freddie Mac Gold Pool 5% 3/1/2056	109,425	107,799
Freddie Mac Gold Pool 5% 3/1/2056	81,280	80,034
Freddie Mac Gold Pool 5% 3/1/2056	31,800	31,313
Freddie Mac Gold Pool 5% 4/1/2034	5,994	6,042
Freddie Mac Gold Pool 5% 4/1/2035	40,763	41,084
Freddie Mac Gold Pool 5% 4/1/2035	15,795	15,929
Freddie Mac Gold Pool 5% 4/1/2035	10,838	10,930
Freddie Mac Gold Pool 5% 4/1/2036	91,490	92,268
Freddie Mac Gold Pool 5% 4/1/2038	42,404	42,776
Freddie Mac Gold Pool 5% 4/1/2040	102,797	103,681
Freddie Mac Gold Pool 5% 4/1/2041	2,568	2,590
Freddie Mac Gold Pool 5% 4/1/2056	1,012,556	997,238
Freddie Mac Gold Pool 5% 4/1/2056	261,464	257,620
Freddie Mac Gold Pool 5% 4/1/2056	74,339	73,248
Freddie Mac Gold Pool 5% 4/1/2056	72,425	71,383
Freddie Mac Gold Pool 5% 4/1/2056	58,735	57,835
Freddie Mac Gold Pool 5% 5/1/2034	7,095	7,150
Freddie Mac Gold Pool 5% 5/1/2034	3,486	3,513
Freddie Mac Gold Pool 5% 5/1/2034	2,719	2,742
Freddie Mac Gold Pool 5% 5/1/2034	515	519
Freddie Mac Gold Pool 5% 5/1/2035	39,661	39,995
Freddie Mac Gold Pool 5% 5/1/2035	975	982
Freddie Mac Gold Pool 5% 5/1/2040	26,082	26,305
Freddie Mac Gold Pool 5% 5/1/2041	8,688	8,762
Freddie Mac Gold Pool 5% 5/1/2056	27,619	27,196
Freddie Mac Gold Pool 5% 6/1/2035	7,397	7,457
Freddie Mac Gold Pool 5% 6/1/2035	3,314	3,342
Freddie Mac Gold Pool 5% 6/1/2038	2,341	2,362
Freddie Mac Gold Pool 5% 6/1/2038	1,946	1,964
Freddie Mac Gold Pool 5% 6/1/2040	97,625	98,464
Freddie Mac Gold Pool 5% 6/1/2040	61,089	61,614
Freddie Mac Gold Pool 5% 6/1/2041	1,198,669	1,208,970
Freddie Mac Gold Pool 5% 6/1/2041	6,863	6,921
Freddie Mac Gold Pool 5% 6/1/2052	5,640,421	5,645,642
Freddie Mac Gold Pool 5% 6/1/2056	5,698,444	5,612,901
Freddie Mac Gold Pool 5% 7/1/2034	175	176
Freddie Mac Gold Pool 5% 7/1/2035	257,856	259,963
Freddie Mac Gold Pool 5% 7/1/2035	35,412	35,713
Freddie Mac Gold Pool 5% 7/1/2035	2,382	2,403
Freddie Mac Gold Pool 5% 7/1/2035	2,065	2,083
Freddie Mac Gold Pool 5% 7/1/2035	875	883
Freddie Mac Gold Pool 5% 7/1/2035	645	650
Freddie Mac Gold Pool 5% 7/1/2035	405	409
Freddie Mac Gold Pool 5% 7/1/2035	229	230
Freddie Mac Gold Pool 5% 7/1/2040	11,971	12,076
Freddie Mac Gold Pool 5% 7/1/2040	1,237	1,248
Freddie Mac Gold Pool 5% 7/1/2041	5,042	5,085
Freddie Mac Gold Pool 5% 7/1/2041	4,470	4,508
Freddie Mac Gold Pool 5% 7/1/2041	4,460	4,499
Freddie Mac Gold Pool 5% 7/1/2041	2,843	2,867
Freddie Mac Gold Pool 5% 7/1/2041	2,816	2,840
Freddie Mac Gold Pool 5% 7/1/2041	2,280	2,296
Freddie Mac Gold Pool 5% 7/1/2041	1,261	1,271
Freddie Mac Gold Pool 5% 8/1/2033	4,296	4,330
Freddie Mac Gold Pool 5% 8/1/2033	1,363	1,373
Freddie Mac Gold Pool 5% 8/1/2034	62,914	63,414
Freddie Mac Gold Pool 5% 8/1/2035	4,635	4,672
Freddie Mac Gold Pool 5% 8/1/2035	716	722
Freddie Mac Gold Pool 5% 8/1/2036	805	812
Freddie Mac Gold Pool 5% 8/1/2040	51,193	51,648
Freddie Mac Gold Pool 5% 8/1/2040	2,741	2,765
Freddie Mac Gold Pool 5% 9/1/2033	14,449	14,559
Freddie Mac Gold Pool 5% 9/1/2035	26,051	26,274
Freddie Mac Gold Pool 5% 9/1/2035	1,616	1,630
Freddie Mac Gold Pool 5% 9/1/2035	177	179
Freddie Mac Gold Pool 5.5% 1/1/2055	10,490,205	10,669,811
Freddie Mac Gold Pool 5.5% 12/1/2054	836,099	846,216
Freddie Mac Gold Pool 5.5% 2/1/2054	1,179,831	1,191,552
Freddie Mac Gold Pool 5.5% 3/1/2053 (d)(e)(f)	16,779,721	17,145,667
Freddie Mac Gold Pool 5.5% 4/1/2054	1,624,086	1,637,479
Freddie Mac Gold Pool 5.5% 5/1/2053	7,045,755	7,159,782
Freddie Mac Gold Pool 5.5% 9/1/2052	11,428,700	11,620,803
Freddie Mac Gold Pool 6% 1/1/2029	602	614
Freddie Mac Gold Pool 6% 1/1/2029	190	194
Freddie Mac Gold Pool 6% 1/1/2029	50	51
Freddie Mac Gold Pool 6% 1/1/2032	3,574	3,663
Freddie Mac Gold Pool 6% 1/1/2032	2,197	2,252
Freddie Mac Gold Pool 6% 10/1/2032	1,746	1,792
Freddie Mac Gold Pool 6% 10/1/2054	8,790,274	9,140,161
Freddie Mac Gold Pool 6% 11/1/2029	154	158
Freddie Mac Gold Pool 6% 11/1/2031	2,336	2,395
Freddie Mac Gold Pool 6% 11/1/2053	2,457,196	2,535,805
Freddie Mac Gold Pool 6% 12/1/2032	921	945
Freddie Mac Gold Pool 6% 12/1/2037	54,176	56,398
Freddie Mac Gold Pool 6% 12/1/2037	14,769	15,348
Freddie Mac Gold Pool 6% 2/1/2029	113	116
Freddie Mac Gold Pool 6% 2/1/2029	108	111
Freddie Mac Gold Pool 6% 2/1/2029	46	47
Freddie Mac Gold Pool 6% 2/1/2055	4,876,481	5,072,107
Freddie Mac Gold Pool 6% 2/1/2056	11,275,535	11,654,401
Freddie Mac Gold Pool 6% 3/1/2029	146	150
Freddie Mac Gold Pool 6% 3/1/2029	75	77
Freddie Mac Gold Pool 6% 3/1/2029	61	63
Freddie Mac Gold Pool 6% 3/1/2053	4,943,301	5,140,064
Freddie Mac Gold Pool 6% 3/1/2056	1,355,625	1,405,348
Freddie Mac Gold Pool 6% 4/1/2029	16	16
Freddie Mac Gold Pool 6% 4/1/2031	1,810	1,851
Freddie Mac Gold Pool 6% 4/1/2033	6,129	6,293
Freddie Mac Gold Pool 6% 4/1/2040	7,826,953	8,056,065
Freddie Mac Gold Pool 6% 4/1/2054 (f)	22,934,190	23,825,557
Freddie Mac Gold Pool 6% 5/1/2029	61	62
Freddie Mac Gold Pool 6% 5/1/2033	42,095	43,072
Freddie Mac Gold Pool 6% 5/1/2054	8,653,806	9,006,373
Freddie Mac Gold Pool 6% 6/1/2029	746	762
Freddie Mac Gold Pool 6% 6/1/2029	143	146
Freddie Mac Gold Pool 6% 6/1/2029	68	69
Freddie Mac Gold Pool 6% 6/1/2031	635	650
Freddie Mac Gold Pool 6% 7/1/2028	20	20
Freddie Mac Gold Pool 6% 7/1/2029	236	241
Freddie Mac Gold Pool 6% 7/1/2029	233	238
Freddie Mac Gold Pool 6% 7/1/2029	111	113
Freddie Mac Gold Pool 6% 7/1/2029	102	104
Freddie Mac Gold Pool 6% 7/1/2029	98	100
Freddie Mac Gold Pool 6% 7/1/2029	79	81
Freddie Mac Gold Pool 6% 7/1/2029	27	27
Freddie Mac Gold Pool 6% 7/1/2029	21	22
Freddie Mac Gold Pool 6% 7/1/2032	4,690	4,804
Freddie Mac Gold Pool 6% 7/1/2033	6,117	6,294
Freddie Mac Gold Pool 6% 7/1/2037	3,859	4,011
Freddie Mac Gold Pool 6% 7/1/2039	13,918,035	14,338,494
Freddie Mac Gold Pool 6% 8/1/2037	73,711	76,468
Freddie Mac Gold Pool 6% 9/1/2033	36,312	37,332
Freddie Mac Gold Pool 6% 9/1/2039	10,023,376	10,395,090
Freddie Mac Gold Pool 6% 9/1/2054	9,346,256	9,727,035
Freddie Mac Gold Pool 6% 9/1/2054	2,909,202	3,013,863
Freddie Mac Gold Pool 6.5% 1/1/2032	14,683	15,252
Freddie Mac Gold Pool 6.5% 1/1/2054	11,141,623	11,732,748
Freddie Mac Gold Pool 6.5% 1/1/2054	176,478	185,891
Freddie Mac Gold Pool 6.5% 10/1/2032	11,180	11,613
Freddie Mac Gold Pool 6.5% 10/1/2053	3,001,500	3,161,684
Freddie Mac Gold Pool 6.5% 11/1/2055	6,580,686	6,900,523
Freddie Mac Gold Pool 6.5% 12/1/2053	68,339	72,137
Freddie Mac Gold Pool 6.5% 2/1/2037	898	933
Freddie Mac Gold Pool 6.5% 3/1/2032	31	32
Freddie Mac Gold Pool 6.5% 3/1/2036	60,284	62,620
Freddie Mac Gold Pool 6.5% 3/1/2037	1,503	1,581
Freddie Mac Gold Pool 6.5% 4/1/2032	1,332	1,384
Freddie Mac Gold Pool 6.5% 4/1/2056	5,666,590	5,992,910
Freddie Mac Gold Pool 6.5% 6/1/2054	36,139,317	38,124,468
Freddie Mac Gold Pool 6.5% 6/1/2054	2,881,930	3,047,441
Freddie Mac Gold Pool 6.5% 7/1/2032	351	365
Freddie Mac Gold Pool 6.5% 8/1/2032	5,107	5,305
Freddie Mac Gold Pool 6.5% 8/1/2032	3,602	3,742
Freddie Mac Gold Pool 6.5% 8/1/2032	3,457	3,591
Freddie Mac Gold Pool 6.5% 9/1/2039	159,867	168,231
Freddie Mac Gold Pool 6.5% 9/1/2053	3,600,875	3,798,673
Freddie Mac Gold Pool 6.5% 9/1/2054	43,265,430	45,848,208
Freddie Mac Gold Pool 6.5% 9/1/2054	3,443,692	3,640,389
Freddie Mac Gold Pool 7% 1/1/2036	7,232	7,643
Freddie Mac Gold Pool 7% 1/1/2054	155,811	166,552
Freddie Mac Gold Pool 7% 10/1/2055	181,550	194,675
Freddie Mac Gold Pool 7% 10/1/2055	127,893	137,099
Freddie Mac Gold Pool 7% 10/1/2055	95,092	101,937
Freddie Mac Gold Pool 7% 11/1/2026	92	92
Freddie Mac Gold Pool 7% 11/1/2034	12,164	12,855
Freddie Mac Gold Pool 7% 11/1/2034	10,668	11,274
Freddie Mac Gold Pool 7% 11/1/2055	1,062,362	1,141,491
Freddie Mac Gold Pool 7% 11/1/2055	869,573	935,158
Freddie Mac Gold Pool 7% 11/1/2055	716,143	771,834
Freddie Mac Gold Pool 7% 11/1/2055	448,335	484,040
Freddie Mac Gold Pool 7% 11/1/2055	237,037	252,666
Freddie Mac Gold Pool 7% 11/1/2055	203,119	216,807
Freddie Mac Gold Pool 7% 11/1/2055	187,741	200,232
Freddie Mac Gold Pool 7% 11/1/2055	107,247	113,827
Freddie Mac Gold Pool 7% 11/1/2055	97,518	104,123
Freddie Mac Gold Pool 7% 12/1/2026	106	106
Freddie Mac Gold Pool 7% 12/1/2053	89,826	96,160
Freddie Mac Gold Pool 7% 12/1/2053	73,659	78,793
Freddie Mac Gold Pool 7% 12/1/2054	127,781	135,647
Freddie Mac Gold Pool 7% 12/1/2055	127,599	135,488
Freddie Mac Gold Pool 7% 3/1/2054	112,125	119,355
Freddie Mac Gold Pool 7% 3/1/2054	84,552	90,203
Freddie Mac Gold Pool 7% 3/1/2054	83,249	88,813
Freddie Mac Gold Pool 7% 4/1/2032	4,197	4,435
Freddie Mac Gold Pool 7% 5/1/2055	155,003	165,211
Freddie Mac Gold Pool 7% 7/1/2029	16,536	17,476
Freddie Mac Gold Pool 7% 7/1/2054	73,602	78,549
Freddie Mac Gold Pool 7% 7/1/2054	66,713	71,296
Freddie Mac Gold Pool 7% 8/1/2026	59	59
Freddie Mac Gold Pool 7% 8/1/2054	188,030	200,551
Freddie Mac Gold Pool 7% 9/1/2026	351	351
Freddie Mac Gold Pool 7% 9/1/2035	30,485	32,218
Freddie Mac Gold Pool 7% 9/1/2055	22,156,675	23,734,279
Freddie Mac Gold Pool 7% 9/1/2055	119,971	128,766
Freddie Mac Gold Pool 7.5% 1/1/2027	11	10
Freddie Mac Gold Pool 7.5% 11/1/2030	169	176
Freddie Mac Gold Pool 7.5% 11/1/2030	12	12
Freddie Mac Gold Pool 7.5% 11/1/2031	220	232
Freddie Mac Gold Pool 7.5% 5/1/2031	175	183
Freddie Mac Gold Pool 8% 11/1/2031	545	568
Freddie Mac Gold Pool 8% 2/1/2030	42	44
Freddie Mac Gold Pool 8% 4/1/2032	71	74
Freddie Mac Gold Pool 8% 8/1/2030	1,123	1,163
Freddie Mac Gold Pool 8% 8/1/2030	41	43
Freddie Mac Gold Pool 8% 8/1/2030	15	15
Freddie Mac Gold Pool 8% 9/1/2030	34	36
Freddie Mac Gold Pool 8.5% 1/1/2028	3	2
Freddie Mac Gold Pool 8.5% 11/1/2026	1	0
Freddie Mac Gold Pool 8.5% 12/1/2027	4	4
Freddie Mac Gold Pool 8.5% 5/1/2027	6	5
Freddie Mac Gold Pool 8.5% 8/1/2026	3	2
Freddie Mac Gold Pool 8.5% 8/1/2027	237	240
Freddie Mac Gold Pool 8.5% 8/1/2027	115	116
Freddie Mac Gold Pool 8.5% 8/1/2027	3	2
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	6,304,265	6,536,976
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	3,066,434	3,234,875
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,842,109	3,002,668
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	862,613	914,646
Freddie Mac Multiclass Mortgage participation certificates 3% 10/1/2031	123,241	120,006
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	5,400	5,498
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (b)(c)	16,380	16,704
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	20,962	21,447
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (b)(c)	205,388	213,753
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.375% 7/1/2041 (b)(c)	27,789	28,920
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.434% 9/1/2041 (b)(c)	48,185	50,169
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 5.989% 4/1/2036 (b)(c)	14,780	15,249
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (b)(c)	1,133	1,179
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	6,220	6,498
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.205% 5/1/2041 (b)(c)	14,387	14,992
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.454% 5/1/2041 (b)(c)	8,642	9,009
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	1,254	1,310
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.542% 6/1/2041 (b)(c)	15,732	16,430
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9451%, 6.493% 10/1/2042 (b)(c)	39,005	40,797
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.227% 4/1/2038 (b)(c)	12,129	12,620
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	195	199
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	10,110	10,503
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.805% 6/1/2033 (b)(c)	20,111	20,544
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2598%, 6.147% 6/1/2033 (b)(c)	28,413	29,077
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.329% 3/1/2035 (b)(c)	59,142	60,824
Freddie Mac Non Gold Pool 4% 9/1/2040	8,145	7,890
Freddie Mac Non Gold Pool 5.5% 4/1/2055	10,745,035	10,945,793
Freddie Mac Non Gold Pool 5.5% 5/1/2053	4,705,981	4,799,789
Freddie Mac Non Gold Pool 5.5% 6/1/2053	2,330,554	2,370,456
Freddie Mac Non Gold Pool 5.5% 7/1/2053	10,631,413	10,813,437
Freddie Mac Non Gold Pool 5.5% 8/1/2053	11,369,002	11,588,524
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,689,645	4,780,196
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,699,218	4,779,675
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.375% 8/1/2037 (b)(c)	8,731	8,840
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.74% 10/1/2036 (b)(c)	14,084	14,424
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.993%, 6.093% 10/1/2035 (b)(c)	16,398	16,860
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	7,990	8,287
Freddie Mac Non Gold Pool 6% 11/1/2054	6,558,154	6,798,187
Freddie Mac Non Gold Pool 6% 6/1/2053	4,353,889	4,514,605
Freddie Mac Non Gold Pool 6% 6/1/2053	4,145,979	4,291,247
Freddie Mac Non Gold Pool 6% 6/1/2054	15,667,432	16,235,975
Freddie Mac Non Gold Pool 6% 7/1/2053	3,958,153	4,104,261
Freddie Mac Non Gold Pool 6% 9/1/2053	4,956,894	5,115,472
Freddie Mac Non Gold Pool 6.5% 1/1/2055	5,433,173	5,757,512
Freddie Mac Non Gold Pool 6.5% 11/1/2054	2,293,183	2,429,361
Freddie Mac Non Gold Pool 6.5% 2/1/2055	6,020,267	6,379,653
Freddie Mac Non Gold Pool 7% 1/1/2055	136,413	145,731
Freddie Mac Non Gold Pool 7% 1/1/2055	74,413	79,357
Freddie Mac Non Gold Pool 7% 10/1/2055	104,878	112,689
Freddie Mac Non Gold Pool 7% 11/1/2055	425,705	453,668
Freddie Mac Non Gold Pool 7% 12/1/2053	171,371	183,101
Freddie Mac Non Gold Pool 7% 12/1/2054	97,636	104,843
Freddie Mac Non Gold Pool 7% 3/1/2055	234,594	249,876
Freddie Mac Non Gold Pool 7% 7/1/2055	112,250	120,611
Freddie Mac Non Gold Pool 7% 9/1/2055	106,064	112,597
Ginnie Mae I Pool 2.5% 1/20/2052	6,713,925	5,736,050
Ginnie Mae I Pool 2.5% 12/20/2051	10,269,149	8,773,459
Ginnie Mae I Pool 2.5% 12/20/2051	6,878,770	5,868,287
Ginnie Mae I Pool 2.5% 12/20/2051	5,457,560	4,662,673
Ginnie Mae I Pool 2.5% 7/20/2052	200,629	171,988
Ginnie Mae I Pool 2.5% 8/20/2051	38,224,666	32,609,502
Ginnie Mae I Pool 3% 12/15/2042	321,025	292,940
Ginnie Mae I Pool 3% 3/15/2045	7,450	6,747
Ginnie Mae I Pool 3% 4/15/2043	88,863	80,880
Ginnie Mae I Pool 3% 4/15/2043	38,867	35,350
Ginnie Mae I Pool 3% 4/15/2043	31,249	28,526
Ginnie Mae I Pool 3% 4/15/2043	15,208	13,862
Ginnie Mae I Pool 3% 4/15/2043	6,249	5,707
Ginnie Mae I Pool 3% 4/15/2043	6,119	5,660
Ginnie Mae I Pool 3% 4/15/2043	5,918	5,392
Ginnie Mae I Pool 3% 4/15/2045	241,138	218,846
Ginnie Mae I Pool 3% 5/15/2043	341,974	311,367
Ginnie Mae I Pool 3% 5/15/2043	37,790	34,104
Ginnie Mae I Pool 3% 5/15/2043	28,903	26,706
Ginnie Mae I Pool 3% 5/15/2043	28,775	26,228
Ginnie Mae I Pool 3% 5/15/2043	26,666	24,492
Ginnie Mae I Pool 3% 5/15/2043	11,056	10,048
Ginnie Mae I Pool 3% 6/15/2042	25,794	23,672
Ginnie Mae I Pool 3% 6/15/2043	37,981	34,507
Ginnie Mae I Pool 3% 6/15/2043	12,911	11,768
Ginnie Mae I Pool 3% 6/20/2042	207,807	190,141
Ginnie Mae I Pool 3% 7/15/2043	64,290	58,687
Ginnie Mae I Pool 3% 7/15/2043	44,812	40,861
Ginnie Mae I Pool 3% 8/15/2042	17,389	15,886
Ginnie Mae I Pool 3% 8/15/2043	20,518	18,751
Ginnie Mae I Pool 3% 9/15/2042	43,078	39,353
Ginnie Mae I Pool 3.5% 1/15/2041	10,716	10,098
Ginnie Mae I Pool 3.5% 1/15/2042	145,990	136,565
Ginnie Mae I Pool 3.5% 1/15/2042	105,758	99,030
Ginnie Mae I Pool 3.5% 1/15/2042	2,757	2,590
Ginnie Mae I Pool 3.5% 1/15/2042	1,455	1,366
Ginnie Mae I Pool 3.5% 1/15/2043	161,172	150,957
Ginnie Mae I Pool 3.5% 1/15/2043	4,872	4,570
Ginnie Mae I Pool 3.5% 1/20/2043	999,304	930,128
Ginnie Mae I Pool 3.5% 10/20/2052	7,161,936	6,514,401
Ginnie Mae I Pool 3.5% 11/15/2040	19,169	18,053
Ginnie Mae I Pool 3.5% 11/15/2042	352,201	329,965
Ginnie Mae I Pool 3.5% 11/20/2042	24,783	23,125
Ginnie Mae I Pool 3.5% 12/15/2040	3,934	3,707
Ginnie Mae I Pool 3.5% 12/15/2041	137,654	129,063
Ginnie Mae I Pool 3.5% 12/15/2041	129,477	121,272
Ginnie Mae I Pool 3.5% 12/15/2041	79,558	74,851
Ginnie Mae I Pool 3.5% 12/15/2041	12,474	11,755
Ginnie Mae I Pool 3.5% 12/20/2049	109,813	101,214
Ginnie Mae I Pool 3.5% 12/20/2049	39,320	36,290
Ginnie Mae I Pool 3.5% 12/20/2049	34,128	31,392
Ginnie Mae I Pool 3.5% 12/20/2049	11,797	10,865
Ginnie Mae I Pool 3.5% 2/15/2042	126,989	118,881
Ginnie Mae I Pool 3.5% 2/15/2042	100,176	93,733
Ginnie Mae I Pool 3.5% 2/15/2043	692,101	649,926
Ginnie Mae I Pool 3.5% 2/15/2043	27,391	25,675
Ginnie Mae I Pool 3.5% 2/15/2044	108,041	100,536
Ginnie Mae I Pool 3.5% 2/20/2043	2,197,834	2,054,544
Ginnie Mae I Pool 3.5% 3/15/2042	835,142	784,043
Ginnie Mae I Pool 3.5% 3/15/2043	5,032	4,712
Ginnie Mae I Pool 3.5% 3/20/2043	963,642	900,814
Ginnie Mae I Pool 3.5% 3/20/2043	416,618	389,262
Ginnie Mae I Pool 3.5% 4/15/2043	588,051	552,216
Ginnie Mae I Pool 3.5% 4/15/2043	114,497	106,895
Ginnie Mae I Pool 3.5% 4/20/2043	451,516	421,197
Ginnie Mae I Pool 3.5% 4/20/2043	177,685	165,880
Ginnie Mae I Pool 3.5% 5/15/2042	35,699	33,632
Ginnie Mae I Pool 3.5% 5/15/2042	25,153	23,697
Ginnie Mae I Pool 3.5% 5/15/2043	23,242	21,861
Ginnie Mae I Pool 3.5% 5/15/2043	22,658	21,159
Ginnie Mae I Pool 3.5% 5/15/2043	20,636	19,384
Ginnie Mae I Pool 3.5% 5/15/2043	9,107	8,538
Ginnie Mae I Pool 3.5% 5/20/2046	100,336	92,510
Ginnie Mae I Pool 3.5% 5/20/2046	66,526	61,338
Ginnie Mae I Pool 3.5% 5/20/2046	50,657	46,706
Ginnie Mae I Pool 3.5% 5/20/2046	48,661	44,866
Ginnie Mae I Pool 3.5% 5/20/2046	43,255	39,881
Ginnie Mae I Pool 3.5% 5/20/2046	26,952	24,796
Ginnie Mae I Pool 3.5% 6/15/2042	4,950	4,638
Ginnie Mae I Pool 3.5% 6/15/2043	49,706	46,406
Ginnie Mae I Pool 3.5% 6/15/2043	41,217	38,434
Ginnie Mae I Pool 3.5% 6/15/2043	30,981	29,033
Ginnie Mae I Pool 3.5% 6/15/2043	20,732	19,582
Ginnie Mae I Pool 3.5% 6/15/2043	16,783	15,688
Ginnie Mae I Pool 3.5% 6/15/2043	2,875	2,687
Ginnie Mae I Pool 3.5% 6/20/2046	227,360	209,628
Ginnie Mae I Pool 3.5% 6/20/2046	63,288	58,352
Ginnie Mae I Pool 3.5% 6/20/2046	61,065	56,303
Ginnie Mae I Pool 3.5% 6/20/2046	58,384	53,831
Ginnie Mae I Pool 3.5% 6/20/2046	56,300	51,909
Ginnie Mae I Pool 3.5% 6/20/2046	34,152	31,489
Ginnie Mae I Pool 3.5% 6/20/2046	22,795	21,039
Ginnie Mae I Pool 3.5% 7/15/2042	99,744	93,495
Ginnie Mae I Pool 3.5% 7/15/2042	33,869	31,755
Ginnie Mae I Pool 3.5% 7/15/2042	8,893	8,332
Ginnie Mae I Pool 3.5% 7/15/2043	19,132	17,884
Ginnie Mae I Pool 3.5% 7/20/2043	225,081	209,368
Ginnie Mae I Pool 3.5% 7/20/2046	6,002,964	5,546,703
Ginnie Mae I Pool 3.5% 8/15/2042	9,092	8,518
Ginnie Mae I Pool 3.5% 8/15/2043	11,365	10,613
Ginnie Mae I Pool 3.5% 8/20/2052	22,876,348	20,822,314
Ginnie Mae I Pool 3.5% 9/15/2041	2,238	2,108
Ginnie Mae I Pool 3.5% 9/15/2042	25,100	23,474
Ginnie Mae I Pool 3.5% 9/15/2042	12,051	11,281
Ginnie Mae I Pool 3.5% 9/15/2042	11,809	11,139
Ginnie Mae I Pool 3.5% 9/15/2042	6,871	6,428
Ginnie Mae I Pool 3.5% 9/15/2042	2,508	2,348
Ginnie Mae I Pool 3.5% 9/15/2043	7,487	7,004
Ginnie Mae I Pool 3.5% 9/20/2052	31,414,706	28,594,024
Ginnie Mae I Pool 4% 1/15/2040	26,407	25,514
Ginnie Mae I Pool 4% 1/15/2040	25,323	24,394
Ginnie Mae I Pool 4% 1/15/2041	126,457	121,678
Ginnie Mae I Pool 4% 1/15/2041	5,269	5,070
Ginnie Mae I Pool 4% 1/15/2041	4,120	3,962
Ginnie Mae I Pool 4% 1/15/2042	12,041	11,561
Ginnie Mae I Pool 4% 1/15/2043	42,901	41,105
Ginnie Mae I Pool 4% 1/15/2047	75,804	71,944
Ginnie Mae I Pool 4% 1/15/2047	73,204	69,477
Ginnie Mae I Pool 4% 1/15/2047	56,335	53,467
Ginnie Mae I Pool 4% 1/15/2047	26,819	25,453
Ginnie Mae I Pool 4% 10/15/2039	30,817	29,764
Ginnie Mae I Pool 4% 10/15/2040	149,271	143,677
Ginnie Mae I Pool 4% 10/15/2040	125,288	120,714
Ginnie Mae I Pool 4% 10/15/2040	121,337	116,829
Ginnie Mae I Pool 4% 10/15/2040	13,852	13,342
Ginnie Mae I Pool 4% 10/15/2040	9,952	9,585
Ginnie Mae I Pool 4% 10/15/2040	4,876	4,702
Ginnie Mae I Pool 4% 10/15/2040	3,977	3,833
Ginnie Mae I Pool 4% 10/15/2041	268,883	258,217
Ginnie Mae I Pool 4% 10/15/2041	128,680	123,698
Ginnie Mae I Pool 4% 10/15/2041	114,303	109,930
Ginnie Mae I Pool 4% 10/15/2041	68,073	65,469
Ginnie Mae I Pool 4% 10/15/2041	60,705	58,336
Ginnie Mae I Pool 4% 10/15/2041	40,723	39,045
Ginnie Mae I Pool 4% 10/15/2041	30,556	29,446
Ginnie Mae I Pool 4% 10/15/2041	21,843	20,988
Ginnie Mae I Pool 4% 10/15/2041	16,144	15,529
Ginnie Mae I Pool 4% 10/15/2041	13,720	13,208
Ginnie Mae I Pool 4% 10/15/2041	7,946	7,643
Ginnie Mae I Pool 4% 10/15/2041	5,986	5,739
Ginnie Mae I Pool 4% 11/15/2039	22,486	21,729
Ginnie Mae I Pool 4% 11/15/2040	37,219	35,807
Ginnie Mae I Pool 4% 11/15/2040	5,484	5,288
Ginnie Mae I Pool 4% 11/15/2040	3,758	3,623
Ginnie Mae I Pool 4% 11/15/2041	298,407	286,807
Ginnie Mae I Pool 4% 11/15/2041	42,660	40,922
Ginnie Mae I Pool 4% 11/15/2041	8,649	8,313
Ginnie Mae I Pool 4% 11/15/2041	4,084	3,930
Ginnie Mae I Pool 4% 11/15/2042	14,597	13,993
Ginnie Mae I Pool 4% 12/15/2039	72,444	69,822
Ginnie Mae I Pool 4% 12/15/2039	13,022	12,553
Ginnie Mae I Pool 4% 12/15/2040	9,053	8,699
Ginnie Mae I Pool 4% 12/15/2040	6,111	5,873
Ginnie Mae I Pool 4% 12/15/2040	4,043	3,892
Ginnie Mae I Pool 4% 12/15/2041	121,014	116,403
Ginnie Mae I Pool 4% 12/15/2041	97,286	93,410
Ginnie Mae I Pool 4% 12/15/2041	44,551	42,791
Ginnie Mae I Pool 4% 12/15/2041	24,975	23,993
Ginnie Mae I Pool 4% 12/15/2041	9,714	9,324
Ginnie Mae I Pool 4% 12/15/2041	5,053	4,870
Ginnie Mae I Pool 4% 12/15/2041	4,688	4,505
Ginnie Mae I Pool 4% 12/15/2042	9,825	9,430
Ginnie Mae I Pool 4% 12/15/2046	14,478	13,750
Ginnie Mae I Pool 4% 2/15/2040	109,456	105,388
Ginnie Mae I Pool 4% 2/15/2040	65,353	63,031
Ginnie Mae I Pool 4% 2/15/2040	64,158	61,784
Ginnie Mae I Pool 4% 2/15/2040	16,556	15,951
Ginnie Mae I Pool 4% 2/15/2041	35,656	34,331
Ginnie Mae I Pool 4% 2/15/2041	19,784	19,002
Ginnie Mae I Pool 4% 2/15/2042	42,132	40,461
Ginnie Mae I Pool 4% 3/15/2040	549,934	529,764
Ginnie Mae I Pool 4% 3/15/2041	273,547	263,383
Ginnie Mae I Pool 4% 3/15/2041	13,769	13,218
Ginnie Mae I Pool 4% 3/15/2041	13,086	12,604
Ginnie Mae I Pool 4% 3/15/2042	146,541	140,679
Ginnie Mae I Pool 4% 3/15/2042	22,262	21,337
Ginnie Mae I Pool 4% 3/15/2042	16,168	15,529
Ginnie Mae I Pool 4% 3/15/2042	6,907	6,626
Ginnie Mae I Pool 4% 3/20/2047	1,675,327	1,595,255
Ginnie Mae I Pool 4% 4/15/2040	44,879	43,190
Ginnie Mae I Pool 4% 4/15/2040	19,972	19,270
Ginnie Mae I Pool 4% 4/15/2042	25,316	24,248
Ginnie Mae I Pool 4% 4/15/2043	6,926	6,650
Ginnie Mae I Pool 4% 4/15/2046	2,011,240	1,918,508
Ginnie Mae I Pool 4% 4/20/2047	1,758,935	1,664,423
Ginnie Mae I Pool 4% 4/20/2047	1,567,622	1,483,390
Ginnie Mae I Pool 4% 5/15/2040	38,980	37,513
Ginnie Mae I Pool 4% 5/15/2041	6,252	6,054
Ginnie Mae I Pool 4% 5/15/2043	10,404	9,946
Ginnie Mae I Pool 4% 5/15/2043	6,114	5,846
Ginnie Mae I Pool 4% 5/20/2049	919,240	864,389
Ginnie Mae I Pool 4% 6/15/2041	23,571	22,662
Ginnie Mae I Pool 4% 6/15/2041	14,629	14,142
Ginnie Mae I Pool 4% 6/15/2041	12,428	11,929
Ginnie Mae I Pool 4% 6/15/2042	33,008	31,605
Ginnie Mae I Pool 4% 6/15/2042	1,963	1,881
Ginnie Mae I Pool 4% 6/15/2043	8,371	8,016
Ginnie Mae I Pool 4% 6/15/2043	4,469	4,287
Ginnie Mae I Pool 4% 7/15/2039	29,126	28,086
Ginnie Mae I Pool 4% 7/15/2041	24,788	23,770
Ginnie Mae I Pool 4% 7/15/2041	13,291	12,772
Ginnie Mae I Pool 4% 7/15/2041	12,215	11,755
Ginnie Mae I Pool 4% 7/15/2041	7,762	7,444
Ginnie Mae I Pool 4% 7/15/2041	4,573	4,393
Ginnie Mae I Pool 4% 7/15/2041	2,856	2,745
Ginnie Mae I Pool 4% 7/15/2046	51,014	48,449
Ginnie Mae I Pool 4% 7/15/2046	40,911	38,929
Ginnie Mae I Pool 4% 8/15/2039	12,240	11,795
Ginnie Mae I Pool 4% 8/15/2039	9,243	8,901
Ginnie Mae I Pool 4% 8/15/2040	6,206	5,981
Ginnie Mae I Pool 4% 8/15/2041	19,334	18,594
Ginnie Mae I Pool 4% 8/15/2041	15,279	14,718
Ginnie Mae I Pool 4% 8/15/2041	4,151	4,003
Ginnie Mae I Pool 4% 8/15/2042	63,686	60,989
Ginnie Mae I Pool 4% 8/15/2042	8,296	7,983
Ginnie Mae I Pool 4% 8/15/2042	3,669	3,534
Ginnie Mae I Pool 4% 8/15/2043	13,090	12,501
Ginnie Mae I Pool 4% 8/15/2043	6,501	6,230
Ginnie Mae I Pool 4% 8/15/2043	3,816	3,645
Ginnie Mae I Pool 4% 9/15/2039	19,118	18,496
Ginnie Mae I Pool 4% 9/15/2040	8,144	7,848
Ginnie Mae I Pool 4% 9/15/2041	133,671	128,475
Ginnie Mae I Pool 4% 9/15/2041	16,156	15,553
Ginnie Mae I Pool 4% 9/15/2041	16,003	15,391
Ginnie Mae I Pool 4% 9/15/2041	8,320	7,976
Ginnie Mae I Pool 4% 9/15/2041	4,155	3,988
Ginnie Mae I Pool 4% 9/15/2041	1,966	1,898
Ginnie Mae I Pool 4.5% 1/15/2041	1,052	1,039
Ginnie Mae I Pool 4.5% 10/15/2039	14,677	14,482
Ginnie Mae I Pool 4.5% 10/15/2039	10,244	10,127
Ginnie Mae I Pool 4.5% 10/15/2039	4,665	4,614
Ginnie Mae I Pool 4.5% 10/15/2039	2,483	2,455
Ginnie Mae I Pool 4.5% 11/15/2039	85,318	84,190
Ginnie Mae I Pool 4.5% 11/15/2039	34,457	34,032
Ginnie Mae I Pool 4.5% 11/15/2039	28,476	28,134
Ginnie Mae I Pool 4.5% 11/15/2039	25,330	25,028
Ginnie Mae I Pool 4.5% 11/15/2039	18,724	18,501
Ginnie Mae I Pool 4.5% 11/15/2039	17,343	17,160
Ginnie Mae I Pool 4.5% 11/15/2039	12,885	12,734
Ginnie Mae I Pool 4.5% 11/15/2039	10,496	10,373
Ginnie Mae I Pool 4.5% 11/15/2039	4,908	4,853
Ginnie Mae I Pool 4.5% 11/15/2039	4,691	4,638
Ginnie Mae I Pool 4.5% 11/15/2039	2,025	2,002
Ginnie Mae I Pool 4.5% 11/15/2039	1,218	1,204
Ginnie Mae I Pool 4.5% 12/15/2039	23,578	23,333
Ginnie Mae I Pool 4.5% 2/15/2040	65,538	64,624
Ginnie Mae I Pool 4.5% 2/15/2040	59,406	58,702
Ginnie Mae I Pool 4.5% 2/15/2040	44,507	44,006
Ginnie Mae I Pool 4.5% 2/15/2040	37,083	36,651
Ginnie Mae I Pool 4.5% 2/15/2040	25,764	25,497
Ginnie Mae I Pool 4.5% 2/15/2040	20,662	20,420
Ginnie Mae I Pool 4.5% 2/15/2040	20,365	20,124
Ginnie Mae I Pool 4.5% 2/15/2040	9,791	9,679
Ginnie Mae I Pool 4.5% 2/15/2040	4,048	4,001
Ginnie Mae I Pool 4.5% 2/15/2040	1,710	1,690
Ginnie Mae I Pool 4.5% 2/15/2041	16,406	16,188
Ginnie Mae I Pool 4.5% 3/15/2040	161,041	159,145
Ginnie Mae I Pool 4.5% 3/15/2040	15,882	15,687
Ginnie Mae I Pool 4.5% 3/15/2040	11,365	11,232
Ginnie Mae I Pool 4.5% 3/15/2040	7,969	7,875
Ginnie Mae I Pool 4.5% 3/15/2041	372,074	367,157
Ginnie Mae I Pool 4.5% 3/15/2041	8,765	8,659
Ginnie Mae I Pool 4.5% 3/15/2041	4,148	4,095
Ginnie Mae I Pool 4.5% 3/15/2041	1,005	993
Ginnie Mae I Pool 4.5% 4/15/2040	71,553	70,748
Ginnie Mae I Pool 4.5% 4/15/2040	36,907	36,407
Ginnie Mae I Pool 4.5% 4/15/2040	27,914	27,551
Ginnie Mae I Pool 4.5% 4/15/2040	15,867	15,659
Ginnie Mae I Pool 4.5% 4/15/2040	6,612	6,519
Ginnie Mae I Pool 4.5% 4/15/2040	6,457	6,366
Ginnie Mae I Pool 4.5% 4/20/2053	8,263,864	8,009,376
Ginnie Mae I Pool 4.5% 5/15/2039	12,525	12,386
Ginnie Mae I Pool 4.5% 5/15/2040	77,988	77,065
Ginnie Mae I Pool 4.5% 5/15/2040	8,766	8,652
Ginnie Mae I Pool 4.5% 6/15/2039	42,569	42,119
Ginnie Mae I Pool 4.5% 6/15/2039	41,094	40,623
Ginnie Mae I Pool 4.5% 6/15/2039	7,899	7,811
Ginnie Mae I Pool 4.5% 6/15/2039	6,329	6,259
Ginnie Mae I Pool 4.5% 6/15/2039	5,456	5,396
Ginnie Mae I Pool 4.5% 6/15/2040	319,104	314,781
Ginnie Mae I Pool 4.5% 6/15/2040	178,753	176,660
Ginnie Mae I Pool 4.5% 6/15/2040	84,803	83,772
Ginnie Mae I Pool 4.5% 6/15/2040	46,672	46,122
Ginnie Mae I Pool 4.5% 6/15/2040	46,563	46,009
Ginnie Mae I Pool 4.5% 6/15/2040	40,221	39,742
Ginnie Mae I Pool 4.5% 6/15/2040	36,633	36,192
Ginnie Mae I Pool 4.5% 6/15/2040	5,664	5,597
Ginnie Mae I Pool 4.5% 6/15/2040	3,879	3,830
Ginnie Mae I Pool 4.5% 7/15/2039	31,949	31,598
Ginnie Mae I Pool 4.5% 7/15/2039	2,158	2,132
Ginnie Mae I Pool 4.5% 7/15/2040	135,736	134,128
Ginnie Mae I Pool 4.5% 7/15/2040	124,437	122,964
Ginnie Mae I Pool 4.5% 7/15/2040	95,305	94,201
Ginnie Mae I Pool 4.5% 7/15/2040	72,442	71,588
Ginnie Mae I Pool 4.5% 7/15/2040	67,021	66,231
Ginnie Mae I Pool 4.5% 7/15/2040	61,630	60,880
Ginnie Mae I Pool 4.5% 7/15/2040	10,464	10,337
Ginnie Mae I Pool 4.5% 7/15/2040	6,122	6,046
Ginnie Mae I Pool 4.5% 7/15/2040	2,457	2,427
Ginnie Mae I Pool 4.5% 8/15/2039	360,784	356,725
Ginnie Mae I Pool 4.5% 8/15/2039	225,648	223,124
Ginnie Mae I Pool 4.5% 8/15/2039	183,803	181,771
Ginnie Mae I Pool 4.5% 8/15/2039	73,469	72,623
Ginnie Mae I Pool 4.5% 8/15/2039	34,638	34,262
Ginnie Mae I Pool 4.5% 8/15/2039	6,136	6,066
Ginnie Mae I Pool 4.5% 8/15/2040	20,487	20,243
Ginnie Mae I Pool 4.5% 8/15/2040	17,866	17,606
Ginnie Mae I Pool 4.5% 8/15/2040	7,083	6,996
Ginnie Mae I Pool 4.5% 8/15/2040	4,127	4,074
Ginnie Mae I Pool 4.5% 8/15/2040	3,077	3,041
Ginnie Mae I Pool 4.5% 8/15/2040	1,869	1,847
Ginnie Mae I Pool 4.5% 8/15/2041	8,062	7,968
Ginnie Mae I Pool 4.5% 9/15/2039	66,389	65,633
Ginnie Mae I Pool 4.5% 9/15/2039	33,396	33,025
Ginnie Mae I Pool 4.5% 9/15/2039	13,382	13,230
Ginnie Mae I Pool 4.5% 9/15/2039	11,660	11,531
Ginnie Mae I Pool 4.5% 9/15/2040	11,630	11,497
Ginnie Mae I Pool 4.5% 9/15/2040	5,093	5,030
Ginnie Mae I Pool 5% 1/15/2034	2,548	2,571
Ginnie Mae I Pool 5% 1/15/2039	28,295	28,571
Ginnie Mae I Pool 5% 1/15/2040	993	1,000
Ginnie Mae I Pool 5% 10/15/2033	1,372	1,384
Ginnie Mae I Pool 5% 10/15/2034	3,116	3,144
Ginnie Mae I Pool 5% 10/15/2034	1,961	1,978
Ginnie Mae I Pool 5% 10/15/2039	25,227	25,494
Ginnie Mae I Pool 5% 10/15/2039	19,923	20,136
Ginnie Mae I Pool 5% 10/15/2039	15,719	15,893
Ginnie Mae I Pool 5% 10/15/2039	8,604	8,695
Ginnie Mae I Pool 5% 10/15/2039	5,114	5,171
Ginnie Mae I Pool 5% 11/15/2033	6,262	6,319
Ginnie Mae I Pool 5% 11/15/2033	4,888	4,922
Ginnie Mae I Pool 5% 11/15/2033	3,106	3,132
Ginnie Mae I Pool 5% 11/15/2033	1,891	1,907
Ginnie Mae I Pool 5% 11/15/2033	900	908
Ginnie Mae I Pool 5% 11/15/2035	6,198	6,254
Ginnie Mae I Pool 5% 11/15/2039	24,532	24,796
Ginnie Mae I Pool 5% 11/15/2039	16,643	16,826
Ginnie Mae I Pool 5% 11/15/2039	10,251	10,361
Ginnie Mae I Pool 5% 11/15/2039	10,121	10,230
Ginnie Mae I Pool 5% 11/15/2039	2,017	2,038
Ginnie Mae I Pool 5% 11/15/2039	1,894	1,914
Ginnie Mae I Pool 5% 11/15/2040	10,284	10,395
Ginnie Mae I Pool 5% 11/15/2040	2,820	2,847
Ginnie Mae I Pool 5% 12/15/2032	304	306
Ginnie Mae I Pool 5% 12/15/2033	1,917	1,933
Ginnie Mae I Pool 5% 12/15/2037	7,719	7,803
Ginnie Mae I Pool 5% 12/15/2039	25,472	25,745
Ginnie Mae I Pool 5% 12/15/2039	12,938	13,075
Ginnie Mae I Pool 5% 12/15/2039	10,245	10,356
Ginnie Mae I Pool 5% 2/15/2034	4,700	4,743
Ginnie Mae I Pool 5% 2/15/2039	49,680	50,206
Ginnie Mae I Pool 5% 2/15/2040	3,324	3,360
Ginnie Mae I Pool 5% 3/15/2035	9,716	9,812
Ginnie Mae I Pool 5% 3/15/2036	19,537	19,730
Ginnie Mae I Pool 5% 3/15/2036	12,355	12,442
Ginnie Mae I Pool 5% 3/15/2036	4,042	4,084
Ginnie Mae I Pool 5% 3/15/2040	6,371	6,439
Ginnie Mae I Pool 5% 3/15/2041	21,743	21,955
Ginnie Mae I Pool 5% 3/15/2041	7,957	8,042
Ginnie Mae I Pool 5% 3/15/2041	2,987	3,020
Ginnie Mae I Pool 5% 4/15/2033	2,444	2,464
Ginnie Mae I Pool 5% 4/15/2033	2,092	2,109
Ginnie Mae I Pool 5% 4/15/2033	1,542	1,555
Ginnie Mae I Pool 5% 4/15/2035	12,140	12,254
Ginnie Mae I Pool 5% 4/15/2039	4,010	4,053
Ginnie Mae I Pool 5% 4/15/2040	176,093	177,982
Ginnie Mae I Pool 5% 4/15/2040	170,132	171,950
Ginnie Mae I Pool 5% 4/15/2040	10,937	11,055
Ginnie Mae I Pool 5% 4/15/2040	3,874	3,916
Ginnie Mae I Pool 5% 4/15/2040	2,065	2,087
Ginnie Mae I Pool 5% 4/15/2041	32,394	32,709
Ginnie Mae I Pool 5% 4/15/2041	7,794	7,869
Ginnie Mae I Pool 5% 4/15/2041	3,504	3,538
Ginnie Mae I Pool 5% 4/15/2041	2,338	2,363
Ginnie Mae I Pool 5% 4/20/2048	3,457,947	3,482,463
Ginnie Mae I Pool 5% 5/15/2033	18,417	18,566
Ginnie Mae I Pool 5% 5/15/2033	10,295	10,381
Ginnie Mae I Pool 5% 5/15/2033	2,677	2,700
Ginnie Mae I Pool 5% 5/15/2034	94,046	94,886
Ginnie Mae I Pool 5% 5/15/2036	549	553
Ginnie Mae I Pool 5% 5/15/2039	40,683	41,135
Ginnie Mae I Pool 5% 5/15/2039	25,633	25,905
Ginnie Mae I Pool 5% 5/15/2040	10,860	10,977
Ginnie Mae I Pool 5% 5/15/2040	6,605	6,677
Ginnie Mae I Pool 5% 5/15/2040	2,362	2,388
Ginnie Mae I Pool 5% 6/15/2033	1,400	1,411
Ginnie Mae I Pool 5% 6/15/2033	1,330	1,341
Ginnie Mae I Pool 5% 6/15/2033	530	534
Ginnie Mae I Pool 5% 6/15/2033	328	331
Ginnie Mae I Pool 5% 6/15/2034	1,611	1,626
Ginnie Mae I Pool 5% 6/15/2036	8,420	8,505
Ginnie Mae I Pool 5% 6/15/2039	3,800	3,842
Ginnie Mae I Pool 5% 6/15/2039	1,194	1,207
Ginnie Mae I Pool 5% 6/15/2040	527,943	533,606
Ginnie Mae I Pool 5% 6/15/2040	19,350	19,562
Ginnie Mae I Pool 5% 6/15/2040	13,705	13,852
Ginnie Mae I Pool 5% 6/15/2040	9,747	9,841
Ginnie Mae I Pool 5% 6/15/2040	2,077	2,099
Ginnie Mae I Pool 5% 6/15/2041	26,057	26,340
Ginnie Mae I Pool 5% 6/15/2041	3,687	3,723
Ginnie Mae I Pool 5% 6/15/2041	3,438	3,476
Ginnie Mae I Pool 5% 7/15/2034	2,844	2,870
Ginnie Mae I Pool 5% 7/15/2035	42,552	42,962
Ginnie Mae I Pool 5% 7/15/2039	44,619	45,112
Ginnie Mae I Pool 5% 7/15/2039	24,689	24,951
Ginnie Mae I Pool 5% 7/15/2039	1,673	1,691
Ginnie Mae I Pool 5% 7/15/2040	28,395	28,701
Ginnie Mae I Pool 5% 7/15/2040	22,723	22,968
Ginnie Mae I Pool 5% 7/15/2040	15,817	15,986
Ginnie Mae I Pool 5% 7/15/2040	13,921	14,071
Ginnie Mae I Pool 5% 7/15/2040	11,832	11,960
Ginnie Mae I Pool 5% 7/15/2040	5,685	5,740
Ginnie Mae I Pool 5% 7/15/2040	3,095	3,128
Ginnie Mae I Pool 5% 7/15/2040	1,886	1,907
Ginnie Mae I Pool 5% 8/15/2033	23,806	23,997
Ginnie Mae I Pool 5% 8/15/2033	14,634	14,760
Ginnie Mae I Pool 5% 8/15/2033	6,237	6,289
Ginnie Mae I Pool 5% 8/15/2033	5,418	5,467
Ginnie Mae I Pool 5% 8/15/2033	2,785	2,808
Ginnie Mae I Pool 5% 8/15/2033	2,383	2,404
Ginnie Mae I Pool 5% 8/15/2035	838	847
Ginnie Mae I Pool 5% 8/15/2039	21,527	21,756
Ginnie Mae I Pool 5% 8/15/2039	18,671	18,870
Ginnie Mae I Pool 5% 8/15/2039	8,476	8,570
Ginnie Mae I Pool 5% 8/15/2039	6,155	6,221
Ginnie Mae I Pool 5% 8/15/2039	3,510	3,547
Ginnie Mae I Pool 5% 8/15/2039	1,883	1,904
Ginnie Mae I Pool 5% 8/15/2039	1,273	1,287
Ginnie Mae I Pool 5% 8/15/2039	859	868
Ginnie Mae I Pool 5% 8/15/2040	46,053	46,550
Ginnie Mae I Pool 5% 8/15/2040	37,063	37,461
Ginnie Mae I Pool 5% 8/15/2040	34,489	34,862
Ginnie Mae I Pool 5% 8/15/2040	10,505	10,619
Ginnie Mae I Pool 5% 8/15/2041	1,429	1,444
Ginnie Mae I Pool 5% 9/15/2033	17,095	17,245
Ginnie Mae I Pool 5% 9/15/2035	2,095	2,116
Ginnie Mae I Pool 5% 9/15/2036	37,235	37,610
Ginnie Mae I Pool 5% 9/15/2036	7,736	7,806
Ginnie Mae I Pool 5% 9/15/2037	2,494	2,521
Ginnie Mae I Pool 5% 9/15/2039	141,301	142,797
Ginnie Mae I Pool 5% 9/15/2039	29,759	30,075
Ginnie Mae I Pool 5% 9/15/2039	20,703	20,923
Ginnie Mae I Pool 5% 9/15/2039	9,818	9,923
Ginnie Mae I Pool 5% 9/15/2039	9,087	9,185
Ginnie Mae I Pool 5% 9/15/2039	8,055	8,141
Ginnie Mae I Pool 5% 9/15/2039	7,889	7,972
Ginnie Mae I Pool 5% 9/15/2039	6,224	6,291
Ginnie Mae I Pool 5% 9/15/2039	5,262	5,318
Ginnie Mae I Pool 5% 9/15/2039	2,645	2,674
Ginnie Mae I Pool 5% 9/15/2039	2,233	2,257
Ginnie Mae I Pool 5% 9/15/2039	2,073	2,095
Ginnie Mae I Pool 5% 9/15/2039	1,785	1,805
Ginnie Mae I Pool 5% 9/15/2040	22,064	22,301
Ginnie Mae I Pool 5% 9/15/2040	14,346	14,502
Ginnie Mae I Pool 5% 9/15/2040	7,481	7,554
Ginnie Mae I Pool 5% 9/15/2040	4,975	5,029
Ginnie Mae I Pool 5% 9/15/2041	394,844	399,059
Ginnie Mae I Pool 5.5% 1/15/2034	319	327
Ginnie Mae I Pool 5.5% 10/15/2035	19,278	19,782
Ginnie Mae I Pool 5.5% 12/15/2038	707	724
Ginnie Mae I Pool 5.5% 3/15/2034	1,153	1,179
Ginnie Mae I Pool 5.5% 3/15/2034	383	391
Ginnie Mae I Pool 5.5% 3/15/2039	1,351	1,384
Ginnie Mae I Pool 5.5% 3/20/2054	11,921,742	12,099,647
Ginnie Mae I Pool 5.5% 4/15/2034	1,324	1,354
Ginnie Mae I Pool 5.5% 4/15/2034	400	409
Ginnie Mae I Pool 5.5% 5/15/2034	5,086	5,210
Ginnie Mae I Pool 5.5% 5/15/2034	1,432	1,465
Ginnie Mae I Pool 5.5% 5/15/2034	754	772
Ginnie Mae I Pool 5.5% 5/15/2034	658	674
Ginnie Mae I Pool 5.5% 5/15/2034	401	409
Ginnie Mae I Pool 5.5% 5/15/2034	274	281
Ginnie Mae I Pool 5.5% 5/15/2039	14,586	14,944
Ginnie Mae I Pool 5.5% 6/15/2039	1,992	2,038
Ginnie Mae I Pool 5.5% 7/15/2033	1,096	1,121
Ginnie Mae I Pool 5.5% 7/15/2038	477	488
Ginnie Mae I Pool 5.5% 7/15/2039	4,958	5,086
Ginnie Mae I Pool 5.5% 8/15/2033	3,849	3,939
Ginnie Mae I Pool 5.5% 9/15/2039	91,857	94,180
Ginnie Mae I Pool 5.5% 9/15/2039	77,603	79,560
Ginnie Mae I Pool 6% 10/15/2030	5,554	5,682
Ginnie Mae I Pool 6% 10/15/2039	3,639	3,767
Ginnie Mae I Pool 6% 11/15/2037	591	610
Ginnie Mae I Pool 6% 11/15/2039	10,426	10,799
Ginnie Mae I Pool 6% 11/15/2039	6,005	6,218
Ginnie Mae I Pool 6% 11/15/2039	3,943	4,081
Ginnie Mae I Pool 6% 11/15/2039	2,275	2,354
Ginnie Mae I Pool 6% 11/15/2039	1,920	1,986
Ginnie Mae I Pool 6% 11/15/2039	1,464	1,515
Ginnie Mae I Pool 6% 11/15/2039	863	894
Ginnie Mae I Pool 6% 12/15/2034	952	983
Ginnie Mae I Pool 6.5% 10/15/2034	12,027	12,619
Ginnie Mae I Pool 6.5% 10/15/2034	1,662	1,737
Ginnie Mae I Pool 6.5% 10/15/2034	1,413	1,486
Ginnie Mae I Pool 6.5% 10/15/2035	8,301	8,759
Ginnie Mae I Pool 6.5% 10/15/2036	2,683	2,814
Ginnie Mae I Pool 6.5% 11/15/2034	2,975	3,097
Ginnie Mae I Pool 6.5% 3/15/2035	512	533
Ginnie Mae I Pool 6.5% 6/15/2037	3,224	3,380
Ginnie Mae I Pool 6.5% 7/15/2035	971	1,020
Ginnie Mae I Pool 6.5% 8/15/2034	13,412	14,053
Ginnie Mae I Pool 6.5% 8/15/2034	304	316
Ginnie Mae I Pool 6.5% 8/15/2036	2,392	2,509
Ginnie Mae I Pool 6.5% 9/15/2034	5,360	5,612
Ginnie Mae I Pool 6.5% 9/15/2035	328	341
Ginnie Mae I Pool 7% 1/15/2027	2	2
Ginnie Mae I Pool 7% 1/15/2028	120	121
Ginnie Mae I Pool 7% 1/15/2028	111	112
Ginnie Mae I Pool 7% 1/15/2028	110	110
Ginnie Mae I Pool 7% 1/15/2028	97	98
Ginnie Mae I Pool 7% 1/15/2028	95	95
Ginnie Mae I Pool 7% 1/15/2028	77	77
Ginnie Mae I Pool 7% 1/15/2028	37	37
Ginnie Mae I Pool 7% 1/15/2028	19	19
Ginnie Mae I Pool 7% 1/15/2029	347	352
Ginnie Mae I Pool 7% 1/15/2029	239	242
Ginnie Mae I Pool 7% 1/15/2029	170	172
Ginnie Mae I Pool 7% 1/15/2029	133	135
Ginnie Mae I Pool 7% 1/15/2029	87	89
Ginnie Mae I Pool 7% 1/15/2030	1,094	1,112
Ginnie Mae I Pool 7% 1/15/2030	92	94
Ginnie Mae I Pool 7% 1/15/2031	1,204	1,233
Ginnie Mae I Pool 7% 1/15/2031	366	374
Ginnie Mae I Pool 7% 1/15/2032	2,431	2,491
Ginnie Mae I Pool 7% 10/15/2028	924	936
Ginnie Mae I Pool 7% 10/15/2028	161	163
Ginnie Mae I Pool 7% 10/15/2029	415	422
Ginnie Mae I Pool 7% 10/15/2030	306	311
Ginnie Mae I Pool 7% 10/15/2031	2,102	2,157
Ginnie Mae I Pool 7% 10/15/2031	498	510
Ginnie Mae I Pool 7% 10/15/2031	415	425
Ginnie Mae I Pool 7% 10/15/2031	394	398
Ginnie Mae I Pool 7% 10/15/2031	19	19
Ginnie Mae I Pool 7% 11/15/2027	19	19
Ginnie Mae I Pool 7% 11/15/2028	149	151
Ginnie Mae I Pool 7% 11/15/2028	47	48
Ginnie Mae I Pool 7% 11/15/2029	984	1,003
Ginnie Mae I Pool 7% 11/15/2031	1,113	1,133
Ginnie Mae I Pool 7% 11/15/2031	486	498
Ginnie Mae I Pool 7% 11/15/2031	312	320
Ginnie Mae I Pool 7% 11/15/2032	259	265
Ginnie Mae I Pool 7% 12/15/2027	404	407
Ginnie Mae I Pool 7% 12/15/2027	180	181
Ginnie Mae I Pool 7% 12/15/2027	105	106
Ginnie Mae I Pool 7% 12/15/2027	66	67
Ginnie Mae I Pool 7% 12/15/2027	27	27
Ginnie Mae I Pool 7% 12/15/2028	363	368
Ginnie Mae I Pool 7% 12/15/2028	162	164
Ginnie Mae I Pool 7% 12/15/2028	101	102
Ginnie Mae I Pool 7% 12/15/2028	49	50
Ginnie Mae I Pool 7% 12/15/2028	35	35
Ginnie Mae I Pool 7% 12/15/2030	542	554
Ginnie Mae I Pool 7% 12/15/2031	1,993	2,042
Ginnie Mae I Pool 7% 12/15/2031	696	714
Ginnie Mae I Pool 7% 12/15/2031	91	94
Ginnie Mae I Pool 7% 2/15/2028	132	133
Ginnie Mae I Pool 7% 2/15/2028	107	107
Ginnie Mae I Pool 7% 2/15/2028	92	93
Ginnie Mae I Pool 7% 2/15/2028	85	86
Ginnie Mae I Pool 7% 2/15/2028	49	49
Ginnie Mae I Pool 7% 2/15/2028	22	22
Ginnie Mae I Pool 7% 2/15/2028	21	21
Ginnie Mae I Pool 7% 2/15/2028	15	15
Ginnie Mae I Pool 7% 2/15/2028	9	9
Ginnie Mae I Pool 7% 2/15/2029	74	75
Ginnie Mae I Pool 7% 2/15/2029	73	73
Ginnie Mae I Pool 7% 2/15/2032	3,130	3,215
Ginnie Mae I Pool 7% 2/15/2032	1,596	1,625
Ginnie Mae I Pool 7% 2/15/2032	860	882
Ginnie Mae I Pool 7% 2/15/2032	311	319
Ginnie Mae I Pool 7% 2/15/2032	206	211
Ginnie Mae I Pool 7% 2/15/2032	209	211
Ginnie Mae I Pool 7% 3/15/2028	317	320
Ginnie Mae I Pool 7% 3/15/2028	183	185
Ginnie Mae I Pool 7% 3/15/2028	138	139
Ginnie Mae I Pool 7% 3/15/2028	88	88
Ginnie Mae I Pool 7% 3/15/2028	71	71
Ginnie Mae I Pool 7% 3/15/2028	58	59
Ginnie Mae I Pool 7% 3/15/2028	58	59
Ginnie Mae I Pool 7% 3/15/2028	33	33
Ginnie Mae I Pool 7% 3/15/2029	465	472
Ginnie Mae I Pool 7% 3/15/2029	214	218
Ginnie Mae I Pool 7% 3/15/2029	115	116
Ginnie Mae I Pool 7% 3/15/2029	48	48
Ginnie Mae I Pool 7% 3/15/2029	30	30
Ginnie Mae I Pool 7% 3/15/2029	27	27
Ginnie Mae I Pool 7% 3/15/2031	195	199
Ginnie Mae I Pool 7% 3/15/2031	184	188
Ginnie Mae I Pool 7% 3/15/2031	138	141
Ginnie Mae I Pool 7% 3/15/2031	53	54
Ginnie Mae I Pool 7% 3/15/2032	1,238	1,272
Ginnie Mae I Pool 7% 3/15/2032	536	550
Ginnie Mae I Pool 7% 3/15/2032	432	444
Ginnie Mae I Pool 7% 3/15/2032	125	128
Ginnie Mae I Pool 7% 3/15/2032	113	116
Ginnie Mae I Pool 7% 3/15/2032	100	103
Ginnie Mae I Pool 7% 3/15/2032	70	71
Ginnie Mae I Pool 7% 3/15/2032	28	29
Ginnie Mae I Pool 7% 4/15/2028	298	302
Ginnie Mae I Pool 7% 4/15/2028	186	188
Ginnie Mae I Pool 7% 4/15/2028	143	145
Ginnie Mae I Pool 7% 4/15/2028	114	116
Ginnie Mae I Pool 7% 4/15/2028	61	61
Ginnie Mae I Pool 7% 4/15/2028	53	54
Ginnie Mae I Pool 7% 4/15/2028	44	45
Ginnie Mae I Pool 7% 4/15/2028	19	19
Ginnie Mae I Pool 7% 4/15/2028	17	17
Ginnie Mae I Pool 7% 4/15/2028	13	13
Ginnie Mae I Pool 7% 4/15/2028	8	9
Ginnie Mae I Pool 7% 4/15/2029	310	315
Ginnie Mae I Pool 7% 4/15/2029	53	54
Ginnie Mae I Pool 7% 4/15/2029	25	25
Ginnie Mae I Pool 7% 4/15/2030	262	268
Ginnie Mae I Pool 7% 4/15/2031	1,462	1,496
Ginnie Mae I Pool 7% 4/15/2031	585	599
Ginnie Mae I Pool 7% 4/15/2031	338	346
Ginnie Mae I Pool 7% 4/15/2031	140	144
Ginnie Mae I Pool 7% 4/15/2031	128	131
Ginnie Mae I Pool 7% 4/15/2032	1,915	1,967
Ginnie Mae I Pool 7% 4/15/2032	989	1,014
Ginnie Mae I Pool 7% 4/15/2032	690	708
Ginnie Mae I Pool 7% 4/15/2032	525	539
Ginnie Mae I Pool 7% 4/15/2032	293	300
Ginnie Mae I Pool 7% 4/15/2032	270	277
Ginnie Mae I Pool 7% 4/15/2032	260	267
Ginnie Mae I Pool 7% 4/15/2032	248	255
Ginnie Mae I Pool 7% 4/15/2032	242	248
Ginnie Mae I Pool 7% 4/15/2032	149	152
Ginnie Mae I Pool 7% 4/15/2032	60	60
Ginnie Mae I Pool 7% 4/20/2032	23,392	24,193
Ginnie Mae I Pool 7% 5/15/2027	3	3
Ginnie Mae I Pool 7% 5/15/2028	192	193
Ginnie Mae I Pool 7% 5/15/2028	41	41
Ginnie Mae I Pool 7% 5/15/2028	38	38
Ginnie Mae I Pool 7% 5/15/2028	37	37
Ginnie Mae I Pool 7% 5/15/2028	13	13
Ginnie Mae I Pool 7% 5/15/2028	12	12
Ginnie Mae I Pool 7% 5/15/2029	219	223
Ginnie Mae I Pool 7% 5/15/2030	291	296
Ginnie Mae I Pool 7% 5/15/2031	576	587
Ginnie Mae I Pool 7% 5/15/2031	302	309
Ginnie Mae I Pool 7% 5/15/2031	108	109
Ginnie Mae I Pool 7% 5/15/2032	1,020	1,048
Ginnie Mae I Pool 7% 5/15/2032	696	710
Ginnie Mae I Pool 7% 5/15/2032	530	541
Ginnie Mae I Pool 7% 5/15/2032	374	384
Ginnie Mae I Pool 7% 5/15/2032	317	322
Ginnie Mae I Pool 7% 5/15/2032	313	320
Ginnie Mae I Pool 7% 5/15/2032	276	281
Ginnie Mae I Pool 7% 5/15/2032	268	275
Ginnie Mae I Pool 7% 5/15/2032	247	253
Ginnie Mae I Pool 7% 5/15/2032	236	243
Ginnie Mae I Pool 7% 5/15/2032	211	216
Ginnie Mae I Pool 7% 5/15/2032	117	120
Ginnie Mae I Pool 7% 5/15/2032	110	113
Ginnie Mae I Pool 7% 6/15/2028	333	337
Ginnie Mae I Pool 7% 6/15/2028	319	322
Ginnie Mae I Pool 7% 6/15/2028	214	216
Ginnie Mae I Pool 7% 6/15/2028	131	133
Ginnie Mae I Pool 7% 6/15/2028	115	117
Ginnie Mae I Pool 7% 6/15/2028	93	94
Ginnie Mae I Pool 7% 6/15/2028	69	70
Ginnie Mae I Pool 7% 6/15/2028	69	69
Ginnie Mae I Pool 7% 6/15/2028	53	53
Ginnie Mae I Pool 7% 6/15/2028	42	43
Ginnie Mae I Pool 7% 6/15/2028	36	37
Ginnie Mae I Pool 7% 6/15/2028	34	35
Ginnie Mae I Pool 7% 6/15/2028	7	7
Ginnie Mae I Pool 7% 6/15/2029	421	428
Ginnie Mae I Pool 7% 6/15/2029	190	193
Ginnie Mae I Pool 7% 6/15/2029	127	129
Ginnie Mae I Pool 7% 6/15/2029	75	76
Ginnie Mae I Pool 7% 6/15/2031	1,782	1,826
Ginnie Mae I Pool 7% 6/15/2031	797	816
Ginnie Mae I Pool 7% 6/15/2031	511	523
Ginnie Mae I Pool 7% 6/15/2031	29	29
Ginnie Mae I Pool 7% 6/15/2032	1,242	1,272
Ginnie Mae I Pool 7% 6/15/2032	647	661
Ginnie Mae I Pool 7% 6/15/2032	306	312
Ginnie Mae I Pool 7% 6/15/2032	298	307
Ginnie Mae I Pool 7% 6/15/2032	221	227
Ginnie Mae I Pool 7% 6/15/2032	199	204
Ginnie Mae I Pool 7% 6/15/2032	193	199
Ginnie Mae I Pool 7% 7/15/2028	357	361
Ginnie Mae I Pool 7% 7/15/2028	347	350
Ginnie Mae I Pool 7% 7/15/2028	192	194
Ginnie Mae I Pool 7% 7/15/2028	187	189
Ginnie Mae I Pool 7% 7/15/2028	73	74
Ginnie Mae I Pool 7% 7/15/2028	59	60
Ginnie Mae I Pool 7% 7/15/2028	54	54
Ginnie Mae I Pool 7% 7/15/2028	48	48
Ginnie Mae I Pool 7% 7/15/2028	22	22
Ginnie Mae I Pool 7% 7/15/2028	9	9
Ginnie Mae I Pool 7% 7/15/2029	325	331
Ginnie Mae I Pool 7% 7/15/2029	228	231
Ginnie Mae I Pool 7% 7/15/2029	159	162
Ginnie Mae I Pool 7% 7/15/2029	21	22
Ginnie Mae I Pool 7% 7/15/2031	1,321	1,355
Ginnie Mae I Pool 7% 7/15/2031	819	838
Ginnie Mae I Pool 7% 7/15/2031	708	725
Ginnie Mae I Pool 7% 7/15/2031	325	331
Ginnie Mae I Pool 7% 7/15/2031	15	15
Ginnie Mae I Pool 7% 7/15/2031	5	5
Ginnie Mae I Pool 7% 7/15/2032	489	500
Ginnie Mae I Pool 7% 7/15/2032	366	375
Ginnie Mae I Pool 7% 7/15/2032	345	354
Ginnie Mae I Pool 7% 7/15/2032	323	332
Ginnie Mae I Pool 7% 7/15/2032	76	78
Ginnie Mae I Pool 7% 7/15/2032	53	54
Ginnie Mae I Pool 7% 8/15/2028	37	38
Ginnie Mae I Pool 7% 8/15/2029	54	54
Ginnie Mae I Pool 7% 8/15/2029	17	17
Ginnie Mae I Pool 7% 8/15/2031	1,707	1,749
Ginnie Mae I Pool 7% 8/15/2031	1,088	1,116
Ginnie Mae I Pool 7% 8/15/2031	319	327
Ginnie Mae I Pool 7% 8/15/2031	187	191
Ginnie Mae I Pool 7% 8/15/2031	169	173
Ginnie Mae I Pool 7% 8/15/2032	557	573
Ginnie Mae I Pool 7% 8/15/2032	504	514
Ginnie Mae I Pool 7% 8/15/2032	323	331
Ginnie Mae I Pool 7% 8/15/2032	225	231
Ginnie Mae I Pool 7% 8/15/2032	193	198
Ginnie Mae I Pool 7% 8/15/2032	154	158
Ginnie Mae I Pool 7% 8/15/2032	62	62
Ginnie Mae I Pool 7% 9/15/2027	16	17
Ginnie Mae I Pool 7% 9/15/2028	315	319
Ginnie Mae I Pool 7% 9/15/2028	123	125
Ginnie Mae I Pool 7% 9/15/2028	47	48
Ginnie Mae I Pool 7% 9/15/2028	31	31
Ginnie Mae I Pool 7% 9/15/2028	29	30
Ginnie Mae I Pool 7% 9/15/2028	26	26
Ginnie Mae I Pool 7% 9/15/2029	27	27
Ginnie Mae I Pool 7% 9/15/2031	1,291	1,324
Ginnie Mae I Pool 7% 9/15/2031	1,066	1,093
Ginnie Mae I Pool 7% 9/15/2031	792	811
Ginnie Mae I Pool 7% 9/15/2031	420	430
Ginnie Mae I Pool 7% 9/15/2031	315	323
Ginnie Mae I Pool 7% 9/15/2031	183	187
Ginnie Mae I Pool 7% 9/15/2031	87	89
Ginnie Mae I Pool 7.5% 1/15/2031	167	172
Ginnie Mae I Pool 7.5% 1/15/2031	53	55
Ginnie Mae I Pool 7.5% 10/15/2027	468	474
Ginnie Mae I Pool 7.5% 10/15/2027	441	446
Ginnie Mae I Pool 7.5% 10/15/2027	374	379
Ginnie Mae I Pool 7.5% 10/15/2027	311	313
Ginnie Mae I Pool 7.5% 10/15/2027	142	143
Ginnie Mae I Pool 7.5% 10/15/2027	89	91
Ginnie Mae I Pool 7.5% 10/15/2027	37	38
Ginnie Mae I Pool 7.5% 10/15/2027	33	33
Ginnie Mae I Pool 7.5% 10/15/2027	32	33
Ginnie Mae I Pool 7.5% 10/15/2027	18	18
Ginnie Mae I Pool 7.5% 11/15/2027	34	34
Ginnie Mae I Pool 7.5% 11/15/2027	31	31
Ginnie Mae I Pool 7.5% 12/15/2027	191	194
Ginnie Mae I Pool 7.5% 12/15/2027	131	132
Ginnie Mae I Pool 7.5% 12/15/2027	129	131
Ginnie Mae I Pool 7.5% 12/15/2027	48	49
Ginnie Mae I Pool 7.5% 12/15/2027	14	14
Ginnie Mae I Pool 7.5% 2/15/2027	30	31
Ginnie Mae I Pool 7.5% 3/15/2028	149	152
Ginnie Mae I Pool 7.5% 3/15/2031	650	674
Ginnie Mae I Pool 7.5% 4/15/2027	76	76
Ginnie Mae I Pool 7.5% 4/15/2027	41	41
Ginnie Mae I Pool 7.5% 4/15/2027	39	39
Ginnie Mae I Pool 7.5% 4/15/2027	32	32
Ginnie Mae I Pool 7.5% 4/15/2027	32	32
Ginnie Mae I Pool 7.5% 4/15/2027	8	8
Ginnie Mae I Pool 7.5% 4/15/2027	3	3
Ginnie Mae I Pool 7.5% 4/15/2027	2	2
Ginnie Mae I Pool 7.5% 5/15/2027	44	44
Ginnie Mae I Pool 7.5% 5/15/2027	3	3
Ginnie Mae I Pool 7.5% 6/15/2027	219	221
Ginnie Mae I Pool 7.5% 6/15/2027	27	27
Ginnie Mae I Pool 7.5% 6/15/2027	18	18
Ginnie Mae I Pool 7.5% 6/15/2027	14	14
Ginnie Mae I Pool 7.5% 6/15/2027	2	2
Ginnie Mae I Pool 7.5% 7/15/2027	360	364
Ginnie Mae I Pool 7.5% 7/15/2027	150	151
Ginnie Mae I Pool 7.5% 7/15/2027	133	135
Ginnie Mae I Pool 7.5% 7/15/2027	103	103
Ginnie Mae I Pool 7.5% 7/15/2027	82	82
Ginnie Mae I Pool 7.5% 7/15/2027	40	40
Ginnie Mae I Pool 7.5% 7/15/2027	35	35
Ginnie Mae I Pool 7.5% 7/15/2027	12	12
Ginnie Mae I Pool 7.5% 7/15/2027	12	12
Ginnie Mae I Pool 7.5% 7/15/2028	829	845
Ginnie Mae I Pool 7.5% 7/15/2029	142	145
Ginnie Mae I Pool 7.5% 8/15/2027	206	208
Ginnie Mae I Pool 7.5% 8/15/2027	71	71
Ginnie Mae I Pool 7.5% 8/15/2027	40	40
Ginnie Mae I Pool 7.5% 8/15/2027	21	21
Ginnie Mae I Pool 7.5% 8/15/2027	20	20
Ginnie Mae I Pool 7.5% 8/15/2027	14	14
Ginnie Mae I Pool 7.5% 8/15/2027	7	7
Ginnie Mae I Pool 7.5% 8/15/2028	434	443
Ginnie Mae I Pool 7.5% 8/15/2028	201	205
Ginnie Mae I Pool 7.5% 8/15/2028	69	71
Ginnie Mae I Pool 7.5% 8/15/2029	65	67
Ginnie Mae I Pool 7.5% 9/15/2027	448	453
Ginnie Mae I Pool 7.5% 9/15/2027	36	36
Ginnie Mae I Pool 7.5% 9/15/2027	24	24
Ginnie Mae I Pool 7.5% 9/15/2028	508	519
Ginnie Mae I Pool 7.5% 9/15/2031	1,414	1,458
Ginnie Mae I Pool 8% 1/15/2028	279	283
Ginnie Mae I Pool 8% 10/15/2029	160	164
Ginnie Mae I Pool 8% 11/15/2027	52	52
Ginnie Mae I Pool 8% 12/15/2027	272	275
Ginnie Mae I Pool 8% 12/15/2027	89	90
Ginnie Mae I Pool 8% 12/15/2027	61	61
Ginnie Mae I Pool 8% 12/15/2027	25	25
Ginnie Mae I Pool 8% 7/15/2027	78	79
Ginnie Mae I Pool 8% 8/15/2027	19	20
Ginnie Mae I Pool 8% 8/15/2027	19	19
Ginnie Mae I Pool 8% 9/15/2029	41	42
Ginnie Mae I Pool 8.5% 1/15/2031	1,622	1,676
Ginnie Mae I Pool 8.5% 11/15/2027	24	25
Ginnie Mae I Pool 8.5% 12/15/2029	86	88
Ginnie Mae I Pool 8.5% 7/15/2030	121	125
Ginnie Mae I Pool 8.5% 8/15/2029	84	86
Ginnie Mae II Pool 2% 11/20/2050	22,412,220	18,420,942
Ginnie Mae II Pool 2% 12/20/2050	35,063,039	28,818,841
Ginnie Mae II Pool 2% 2/20/2051	42,512,604	34,928,466
Ginnie Mae II Pool 2% 2/20/2052	28,209,459	23,168,150
Ginnie Mae II Pool 2% 4/20/2051	1,468,284	1,206,346
Ginnie Mae II Pool 2% 5/20/2051	851,133	699,027
Ginnie Mae II Pool 2% 6/1/2056 (g)	184,275,000	151,229,812
Ginnie Mae II Pool 2% 6/20/2051	41,430,891	34,026,781
Ginnie Mae II Pool 2% 8/20/2051	153,576	126,131
Ginnie Mae II Pool 2% 9/20/2050	10,648,706	8,752,333
Ginnie Mae II Pool 2.5% 12/20/2051	63,083,062	54,033,071
Ginnie Mae II Pool 2.5% 2/20/2052	30,523,012	26,144,135
Ginnie Mae II Pool 2.5% 6/1/2056 (g)	47,300,000	40,482,329
Ginnie Mae II Pool 2.5% 6/20/2051	8,770,645	7,515,136
Ginnie Mae II Pool 2.5% 6/20/2052	2,865,893	2,456,762
Ginnie Mae II Pool 2.5% 7/20/2051	82,493,812	70,684,906
Ginnie Mae II Pool 2.5% 7/20/2054	316,599	271,328
Ginnie Mae II Pool 2.5% 8/20/2050	1,400,663	1,200,379
Ginnie Mae II Pool 3% 1/20/2032	2,141,720	2,080,332
Ginnie Mae II Pool 3% 10/20/2031	708,857	689,356
Ginnie Mae II Pool 3% 10/20/2042	2,738	2,502
Ginnie Mae II Pool 3% 10/20/2043	575,637	524,319
Ginnie Mae II Pool 3% 11/20/2031	760,517	739,007
Ginnie Mae II Pool 3% 12/20/2031	1,152,561	1,120,411
Ginnie Mae II Pool 3% 12/20/2042	2,911,298	2,659,495
Ginnie Mae II Pool 3% 12/20/2043	5,936	5,405
Ginnie Mae II Pool 3% 12/20/2046	8,841,719	7,986,282
Ginnie Mae II Pool 3% 2/20/2031	87,727	85,611
Ginnie Mae II Pool 3% 2/20/2043	81,993	74,878
Ginnie Mae II Pool 3% 2/20/2044	21,524	19,592
Ginnie Mae II Pool 3% 2/20/2050	5,072	4,526
Ginnie Mae II Pool 3% 3/20/2031	177,800	173,421
Ginnie Mae II Pool 3% 3/20/2050	6,564,944	5,857,981
Ginnie Mae II Pool 3% 4/20/2031	666,528	649,776
Ginnie Mae II Pool 3% 4/20/2052	55,076,696	49,020,837
Ginnie Mae II Pool 3% 5/20/2031	1,458,892	1,421,612
Ginnie Mae II Pool 3% 5/20/2042	17,887	16,378
Ginnie Mae II Pool 3% 5/20/2051	8,359,581	7,446,296
Ginnie Mae II Pool 3% 6/20/2050	68,546	61,165
Ginnie Mae II Pool 3% 6/20/2051	2,214,829	1,971,820
Ginnie Mae II Pool 3% 7/20/2031	18,948	18,449
Ginnie Mae II Pool 3% 7/20/2051	2,802,439	2,496,273
Ginnie Mae II Pool 3% 8/20/2031	223,749	217,767
Ginnie Mae II Pool 3% 8/20/2042	25,536	23,353
Ginnie Mae II Pool 3% 8/20/2051	3,330,694	2,966,815
Ginnie Mae II Pool 3% 9/20/2031	89,560	87,131
Ginnie Mae II Pool 3% 9/20/2043	20,126	18,326
Ginnie Mae II Pool 3% 9/20/2051	39,361	35,060
Ginnie Mae II Pool 3.5% 1/20/2041	3,111	2,938
Ginnie Mae II Pool 3.5% 1/20/2042	8,683	8,176
Ginnie Mae II Pool 3.5% 1/20/2044	40,741	38,091
Ginnie Mae II Pool 3.5% 10/20/2040	15,645	14,767
Ginnie Mae II Pool 3.5% 10/20/2041	1,391	1,310
Ginnie Mae II Pool 3.5% 10/20/2043	37,910	35,477
Ginnie Mae II Pool 3.5% 11/20/2041	3,458	3,257
Ginnie Mae II Pool 3.5% 12/20/2040	1,213,666	1,146,110
Ginnie Mae II Pool 3.5% 12/20/2041	6,870,684	6,470,998
Ginnie Mae II Pool 3.5% 12/20/2043	38,865	36,345
Ginnie Mae II Pool 3.5% 12/20/2044	3,596	3,348
Ginnie Mae II Pool 3.5% 2/20/2040	2,664	2,514
Ginnie Mae II Pool 3.5% 2/20/2043	164,956	154,691
Ginnie Mae II Pool 3.5% 3/20/2041	12,327	11,633
Ginnie Mae II Pool 3.5% 3/20/2044	11,438	10,691
Ginnie Mae II Pool 3.5% 4/20/2043	232,105	217,560
Ginnie Mae II Pool 3.5% 4/20/2046	73,233	67,519
Ginnie Mae II Pool 3.5% 5/20/2043	2,951,338	2,754,146
Ginnie Mae II Pool 3.5% 5/20/2046	99,196	91,460
Ginnie Mae II Pool 3.5% 5/20/2046	24,157	22,273
Ginnie Mae II Pool 3.5% 6/20/2034	1,756	1,689
Ginnie Mae II Pool 3.5% 6/20/2043	98,240	92,039
Ginnie Mae II Pool 3.5% 8/20/2043	24,696	23,125
Ginnie Mae II Pool 3.5% 9/20/2040	120,379	113,587
Ginnie Mae II Pool 3.5% 9/20/2041	6,208	5,852
Ginnie Mae II Pool 3.5% 9/20/2043	1,047,403	980,245
Ginnie Mae II Pool 4% 1/20/2041	1,480,477	1,424,386
Ginnie Mae II Pool 4% 1/20/2042	112,424	107,960
Ginnie Mae II Pool 4% 1/20/2046	106,624	101,515
Ginnie Mae II Pool 4% 10/20/2040	530,496	510,537
Ginnie Mae II Pool 4% 10/20/2041	1,679,168	1,613,197
Ginnie Mae II Pool 4% 10/20/2044	499,051	476,418
Ginnie Mae II Pool 4% 10/20/2045	12,403	11,812
Ginnie Mae II Pool 4% 11/20/2040	1,402,309	1,349,140
Ginnie Mae II Pool 4% 11/20/2044	343,311	327,641
Ginnie Mae II Pool 4% 11/20/2045	2,295	2,186
Ginnie Mae II Pool 4% 12/20/2044	849,496	810,721
Ginnie Mae II Pool 4% 12/20/2045	135,605	129,143
Ginnie Mae II Pool 4% 2/20/2041	48,828	46,970
Ginnie Mae II Pool 4% 2/20/2046	83,350	79,366
Ginnie Mae II Pool 4% 3/20/2041	125,876	121,083
Ginnie Mae II Pool 4% 3/20/2046	90,825	86,495
Ginnie Mae II Pool 4% 3/20/2047	5,320,867	5,066,556
Ginnie Mae II Pool 4% 5/20/2033	2,409	2,360
Ginnie Mae II Pool 4% 6/20/2044	37,451	35,801
Ginnie Mae II Pool 4% 7/20/2044	330,234	315,541
Ginnie Mae II Pool 4% 7/20/2045	83,985	80,030
Ginnie Mae II Pool 4% 8/20/2041	13,954	13,408
Ginnie Mae II Pool 4% 8/20/2043	209,437	200,470
Ginnie Mae II Pool 4% 8/20/2044	4,972,135	4,748,096
Ginnie Mae II Pool 4% 8/20/2048	8,918,768	8,456,263
Ginnie Mae II Pool 4% 9/20/2040	622,296	598,855
Ginnie Mae II Pool 4% 9/20/2041	258,637	248,465
Ginnie Mae II Pool 4% 9/20/2042	14,952	14,338
Ginnie Mae II Pool 4% 9/20/2045	10,296	9,807
Ginnie Mae II Pool 4.5% 1/20/2041	137,549	135,654
Ginnie Mae II Pool 4.5% 10/20/2035	1,408	1,394
Ginnie Mae II Pool 4.5% 10/20/2040	29,317	28,921
Ginnie Mae II Pool 4.5% 11/20/2040	29,578	29,174
Ginnie Mae II Pool 4.5% 2/20/2041	507,971	500,976
Ginnie Mae II Pool 4.5% 3/20/2036	10,357	10,259
Ginnie Mae II Pool 4.5% 3/20/2041	389,283	383,921
Ginnie Mae II Pool 4.5% 4/20/2041	96,059	94,729
Ginnie Mae II Pool 4.5% 5/20/2040	34,211	33,759
Ginnie Mae II Pool 4.5% 5/20/2041	429,015	423,048
Ginnie Mae II Pool 4.5% 6/20/2033	4,629	4,596
Ginnie Mae II Pool 4.5% 6/20/2041	850,579	838,641
Ginnie Mae II Pool 4.5% 7/20/2040	56,734	55,973
Ginnie Mae II Pool 4.5% 8/20/2040	6,520	6,433
Ginnie Mae II Pool 4.5% 9/20/2040	307,189	303,036
Ginnie Mae II Pool 5% 12/20/2054	9,928,057	9,830,469
Ginnie Mae II Pool 5% 6/1/2056 (g)	312,275,000	308,452,068
Ginnie Mae II Pool 5% 7/1/2056 (g)	112,450,000	110,932,802
Ginnie Mae II Pool 5% 9/20/2033	205,834	207,142
Ginnie Mae II Pool 5.5% 1/20/2055	10,109,273	10,260,130
Ginnie Mae II Pool 5.5% 12/20/2054	12,504,664	12,706,898
Ginnie Mae II Pool 5.5% 6/1/2056 (g)	442,225,000	444,973,297
Ginnie Mae II Pool 5.5% 7/1/2056 (g)	295,225,000	296,563,845
Ginnie Mae II Pool 6% 11/20/2031	5,507	5,621
Ginnie Mae II Pool 6% 12/20/2054	15,351,168	15,732,821
Ginnie Mae II Pool 6% 5/20/2032	25,973	26,560
Ginnie Mae II Pool 6% 6/1/2056 (g)	196,325,000	200,001,480
Ginnie Mae II Pool 6% 7/1/2056 (g)	129,225,000	131,574,259
Ginnie Mae II Pool 6.5% 1/20/2032	241	251
Ginnie Mae II Pool 6.5% 11/20/2031	1,016	1,058
Ginnie Mae II Pool 6.5% 3/20/2031	1,194	1,243
Ginnie Mae II Pool 6.5% 4/20/2031	147	153
Ginnie Mae II Pool 6.5% 6/20/2031	143	149
Ginnie Mae II Pool 6.5% 7/20/2031	174	181
Ginnie Mae II Pool 6.5% 8/20/2031	174	181
Ginnie Mae II Pool 7% 2/20/2032	6,967	7,206
Ginnie Mae II Pool 7% 3/20/2032	3,612	3,735
Uniform Mortgage Backed Securities 2% 6/1/2056 (g)	454,575,000	363,713,276
Uniform Mortgage Backed Securities 2% 7/1/2056 (g)	365,925,000	292,682,843
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (g)	36,675,000	30,713,879
Uniform Mortgage Backed Securities 3% 6/1/2056 (g)	231,475,000	202,251,281
Uniform Mortgage Backed Securities 3% 7/1/2056 (g)	111,025,000	96,943,033
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (g)	5,600,000	5,092,936
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (g)	47,600,000	45,710,875
Uniform Mortgage Backed Securities 5% 6/1/2041 (g)	83,725,000	84,156,703
Uniform Mortgage Backed Securities 5% 6/1/2056 (g)	341,325,000	335,938,482
Uniform Mortgage Backed Securities 5% 7/1/2041 (g)	33,750,000	33,880,515
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (g)	69,600,000	69,937,128
Uniform Mortgage Backed Securities 6% 6/1/2056 (g)	309,675,000	316,207,223
Uniform Mortgage Backed Securities 6.5% 6/1/2056 (g)	33,275,000	34,574,805
TOTAL UNITED STATES		7,780,838,095
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,893,394,781)		7,780,838,095

U.S. Treasury Obligations - 42.4%
	Yield (%) (Ab)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	2.01 to 2.15	156,075,000	84,902,362
US Treasury Bonds 2% 8/15/2051	1.96 to 2.14	516,247,000	291,014,082
US Treasury Bonds 2.25% 8/15/2046	4.92	750,000	485,449
US Treasury Bonds 2.875% 5/15/2052	3.14 to 4.54	130,277,000	89,331,345
US Treasury Bonds 3% 2/15/2047	1.17 to 1.19	76,205,000	56,344,072
US Treasury Bonds 3.625% 2/15/2053	3.80 to 5.06	462,205,000	366,568,287
US Treasury Bonds 3.625% 5/15/2053	3.91 to 4.31	176,200,000	139,610,969
US Treasury Bonds 3.875% 5/15/2043	4.58	3,000,000	2,639,211
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	209,206,000	177,628,969
US Treasury Bonds 4.125% 8/15/2044	4.65	5,050,000	4,543,816
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	466,647,000	404,652,218
US Treasury Bonds 4.25% 2/15/2054	4.23 to 4.68	555,423,000	491,831,404
US Treasury Bonds 4.25% 8/15/2054	3.99 to 4.39	179,030,000	158,574,424
US Treasury Bonds 4.375% 8/15/2043	4.81 to 5.13	40,000,000	37,448,438
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.91	756,200,000	698,480,676
US Treasury Bonds 4.625% 11/15/2044	4.76 to 4.94	64,910,000	62,252,747
US Treasury Bonds 4.625% 11/15/2045 (e)	4.65 to 5.02	188,717,000	180,342,683
US Treasury Bonds 4.625% 11/15/2055	4.75 to 4.93	180,420,000	170,327,756
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.02	133,957,000	127,928,935
US Treasury Bonds 4.625% 2/15/2055	4.50 to 4.88	75,000,000	70,738,290
US Treasury Bonds 4.625% 5/15/2044	4.60 to 4.72	6,305,000	6,063,144
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.51	125,000,000	117,851,563
US Treasury Bonds 4.75% 2/15/2056	4.70 to 4.98	195,170,000	188,095,088
US Treasury Bonds 4.75% 5/15/2055	4.78 to 4.98	399,300,000	384,326,250
US Treasury Bonds 4.75% 8/15/2055	4.72 to 4.98	283,000,000	272,486,991
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	272,426,000	269,010,034
US Treasury Bonds 5% 5/15/2056	4.98 to 5.12	255,200,000	255,957,625
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.67	23,713,010	22,067,939
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.63 to 2.72	6,541,338	6,090,498
US Treasury Notes 2.625% 7/31/2029 (h)	4.11	11,000,000	10,533,789
US Treasury Notes 2.75% 8/15/2032	2.79	227,411,000	209,031,572
US Treasury Notes 2.875% 5/15/2032	2.96 to 3.39	263,111,000	244,590,454
US Treasury Notes 3.375% 5/15/2033	3.74 to 4.19	831,000,000	785,652,072
US Treasury Notes 3.5% 1/31/2030	3.59 to 3.79	176,400,000	172,830,655
US Treasury Notes 3.5% 2/15/2029	3.50 to 3.60	59,182,000	58,354,376
US Treasury Notes 3.5% 3/15/2029	3.80 to 3.87	106,410,000	104,888,669
US Treasury Notes 3.625% 12/31/2030	3.74 to 3.84	174,500,000	170,832,774
US Treasury Notes 3.625% 3/31/2030	3.47	2,688,000	2,642,955
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	594,800,000	583,368,688
US Treasury Notes 3.625% 9/30/2031 (h)	3.62 to 4.23	1,167,860,000	1,137,523,016
US Treasury Notes 3.75% 11/30/2032	3.94	500,000,000	485,722,655
US Treasury Notes 3.75% 2/28/2033	3.92	7,990,000	7,748,115
US Treasury Notes 3.75% 5/31/2030	3.97 to 4.59	1,911,000	1,885,993
US Treasury Notes 3.75% 8/31/2031	3.73 to 3.74	335,500,000	328,907,948
US Treasury Notes 3.875% 12/31/2029	3.57	225,000,000	223,356,445
US Treasury Notes 3.875% 12/31/2032	3.95 to 4.06	302,500,000	295,823,731
US Treasury Notes 3.875% 4/15/2029	3.81 to 3.91	51,280,000	51,035,619
US Treasury Notes 3.875% 8/15/2033	4.24 to 4.77	158,871,000	154,719,254
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	384,100,000	371,430,193
US Treasury Notes 3.875% 9/30/2029	4.16	150,000,000	149,056,641
US Treasury Notes 3.875% 9/30/2032	3.93	253,200,000	248,046,985
US Treasury Notes 4% 1/31/2031	4.15 to 4.33	600,000,000	596,460,936
US Treasury Notes 4% 1/31/2033	3.79 to 4.00	531,000,000	522,786,094
US Treasury Notes 4% 10/31/2029	3.86 to 4.15	280,700,000	279,965,355
US Treasury Notes 4% 11/15/2035	4.17 to 4.29	393,100,000	380,201,406
US Treasury Notes 4% 2/15/2034	3.92 to 4.74	377,938,000	369,803,474
US Treasury Notes 4% 2/28/2030	3.40 to 4.39	12,207,000	12,165,992
US Treasury Notes 4% 3/31/2030	3.99	150,000,000	149,478,516
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	122,845,000	121,482,188
US Treasury Notes 4% 5/31/2028	4.02	4,300,000	4,300,168
US Treasury Notes 4% 6/30/2032	3.99	162,000,000	160,050,938
US Treasury Notes 4% 7/31/2032	4.01 to 4.11	179,800,000	177,531,429
US Treasury Notes 4.125% 11/30/2029	4.11	2,300,000	2,302,875
US Treasury Notes 4.125% 2/15/2036	4.22 to 4.61	1,101,453,000	1,074,432,981
US Treasury Notes 4.125% 2/29/2032	4.12	3,900,000	3,884,309
US Treasury Notes 4.125% 3/31/2031	4.37 to 4.66	302,457,000	302,185,261
US Treasury Notes 4.125% 4/30/2033	4.21 to 4.42	38,285,000	37,926,078
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.19	120,029,000	119,431,892
US Treasury Notes 4.125% 7/31/2031	3.84 to 3.97	243,000,000	242,630,397
US Treasury Notes 4.25% 11/15/2034	4.33 to 4.54	260,500,000	258,230,800
US Treasury Notes 4.25% 3/31/2033	4.17	9,010,000	8,995,922
US Treasury Notes 4.25% 5/15/2035	4.46 to 4.48	5,970,000	5,903,304
US Treasury Notes 4.25% 6/30/2031	4.20 to 4.45	350,000,000	351,503,908
US Treasury Notes 4.25% 8/15/2035	4.08 to 4.29	893,200,000	882,209,451
US Treasury Notes 4.375% 1/31/2032	4.21	9,900,000	9,987,785
US Treasury Notes 4.375% 11/30/2030	3.85 to 4.28	155,750,000	157,295,333
US Treasury Notes 4.375% 12/31/2029	4.39	2,200,000	2,220,711
US Treasury Notes 4.5% 11/15/2033	3.83 to 4.15	511,765,000	517,802,230
US Treasury Notes 4.625% 2/15/2035	4.14 to 4.44	211,574,000	215,243,497
US Treasury Notes 4.625% 4/30/2029	4.72	9,160,000	9,300,978
US Treasury Notes 4.625% 9/30/2028	4.85	882,000	893,611
US Treasury Notes 4.625% 9/30/2030	3.98 to 5.00	2,478,000	2,526,592
US Treasury Notes 4.75% 2/15/2045	4.81 to 4.96	49,940,000	48,627,124
US Treasury Notes 4.875% 10/31/2030	4.56	95,000,000	97,827,734
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,890,730,879)			18,061,167,133

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (Ac)	3.67	1,368,265,261	1,368,538,914
Fidelity Securities Lending Cash Central Fund (Ac)(Ad)	3.67	49,717,096	49,722,068
TOTAL MONEY MARKET FUNDS (Cost $1,418,205,027)			1,418,260,982

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	15,200,000	360,041
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	16,060,000	960,263
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.3625% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	20,380,000	1,227,922
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	24,420,000	601,990
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	11,510,000	275,328
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	21,910,000	1,240,984
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	42,000,000	2,557,006
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	16,000,000	508,210
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	23,330,000	1,403,092
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	47,120,000	526,003
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.962% and receive annually a floating rate based on US SOFR Index, expiring May 2029	5/2028	302,820,000	1,415,511
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	23,000,000	582,170
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	35,850,000	1,521,911
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	38,180,000	1,235,189

TOTAL PURCHASED SWAPTIONS (Cost $14,618,561)			14,415,620

TOTAL INVESTMENT IN SECURITIES - 108.9% (Cost $47,596,120,079)	46,445,081,231
NET OTHER ASSETS (LIABILITIES) - (8.9)% (z)(Aa)	(3,773,398,422)
NET ASSETS - 100.0%	42,671,682,809

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4% 6/1/2056	(6,000,000)	(5,580,703)
Ginnie Mae II Pool 5% 6/1/2056	(112,450,000)	(111,073,365)
Ginnie Mae II Pool 5.5% 6/1/2056	(295,225,000)	(297,059,735)
Ginnie Mae II Pool 6% 6/1/2056	(130,625,000)	(133,071,149)
Uniform Mortgage Backed Securities 2% 6/1/2056	(426,025,000)	(340,869,930)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(36,675,000)	(30,713,878)
Uniform Mortgage Backed Securities 3% 6/1/2056	(167,025,000)	(145,938,094)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(33,900,000)	(32,554,593)
Uniform Mortgage Backed Securities 5% 6/1/2041	(33,750,000)	(33,924,022)
Uniform Mortgage Backed Securities 5% 6/1/2056	(199,825,000)	(196,671,522)
Uniform Mortgage Backed Securities 5.5% 6/1/2056	(37,300,000)	(37,480,674)
Uniform Mortgage Backed Securities 6% 6/1/2056	(115,375,000)	(117,808,697)
Uniform Mortgage Backed Securities 6.5% 6/1/2056	(33,275,000)	(34,574,805)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,517,321,167)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,507,746,599)		(1,517,321,167)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	30,000,000	(1,773,989)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.208% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	10,800,000	(540,475)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	23,900,000	(1,335,803)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	31,580,000	(1,739,006)

TOTAL CALL SWAPTIONS			(5,389,273)
TOTAL WRITTEN SWAPTIONS (Cost $(5,998,373))			(5,389,273)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ASX 10Y Australia Treasury Bond Contracts (Australia)	69	6/2026	5,407,088	39,524
CBOT 10Y US Treasury Notes Contracts (United States)	13,409	9/2026	1,473,523,391	10,136,869
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	65	9/2026	7,292,188	59,418
CBOT 2Y US Treasury Notes Contracts (United States)	4,369	9/2026	902,744,625	1,008,965
CBOT 5Y US Treasury Notes Contracts (United States)	17,205	9/2026	1,845,639,492	7,356,360
CBOT US Treasury Long Bond Contracts (United States)	17	9/2026	1,910,906	22,469
CBOT US Treasury Ultra Bond Contracts (United States)	441	9/2026	50,522,063	818,361
Eurex Euro-Bund Contracts (Germany)	20	9/2026	2,953,325	6,048
TME 10Y Canadian Bond Contracts (Canada)	245	9/2026	21,366,083	47,580
TOTAL LONG				19,495,594
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(513)	9/2026	(56,373,891)	(76,277)
Eurex Euro-Bobl Contracts (Germany)	(14)	9/2026	(1,880,680)	(5,888)
ICE Long GILT Futures (United Kingdom)	(83)	9/2026	(9,919,011)	(160,806)
TOTAL SHORT				(242,971)
TOTAL FUTURES CONTRACTS				19,252,623

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	2,708,000	USD	3,172,023	Canadian Imperial Bank of Commerce	7/2026	(5,271)
EUR	2,314,000	USD	2,735,708	Royal Bank of Canada	7/2026	(29,702)
JPY	318,350,000	USD	2,015,288	JPMorgan Chase Bank NA	7/2026	(6,500)
USD	5,099,557	AUD	7,119,000	BNP Paribas SA	7/2026	(10,930)
USD	147,922	CAD	203,000	JPMorgan Chase Bank NA	7/2026	285
USD	1,174,170	CAD	1,588,000	Royal Bank of Canada	7/2026	19,254
USD	4,226,212	CAD	5,741,000	Royal Bank of Canada	7/2026	50,915
USD	2,147,214	EUR	1,824,000	BNP Paribas SA	7/2026	14,217
USD	379,921	EUR	323,000	BNP Paribas SA	7/2026	2,203
USD	396,456,655	EUR	335,313,000	BNP Paribas SA	7/2026	4,339,610
USD	3,214,986	EUR	2,725,000	Bank of America NA	7/2026	28,355
USD	1,112,449	EUR	942,000	Goldman Sachs Bank USA	7/2026	10,869
USD	3,012,724	EUR	2,575,000	Goldman Sachs Bank USA	7/2026	1,504
USD	4,131,851	EUR	3,544,000	JPMorgan Chase Bank NA	7/2026	(12,524)
USD	1,120,840	EUR	961,000	JPMorgan Chase Bank NA	7/2026	(2,959)
USD	562,909	GBP	417,000	BNP Paribas SA	7/2026	1,400
USD	789,529	GBP	586,000	Goldman Sachs Bank USA	7/2026	455
USD	100,222,142	GBP	74,132,000	JPMorgan Chase Bank NA	7/2026	400,223
USD	900,932	GBP	671,000	JPMorgan Chase Bank NA	7/2026	(2,599)
USD	8,674,493	JPY	1,371,650,000	JPMorgan Chase Bank NA	7/2026	19,383
USD	15,205,774	JPY	2,399,150,000	JPMorgan Chase Bank NA	7/2026	67,140

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						4,885,328
Unrealized Appreciation						4,955,813
Unrealized Depreciation						(70,485)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,120,000	(44,413)	(63,016)	(107,429)
CMBX AAA Series 13 Index		12/2072	Merrill Lynch Capital Services Inc	(0.5%)	Monthly		6,260,000	(45,429)	(99,959)	(145,388)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		720,000	131,967	(173,274)	(41,307)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		510,000	93,477	(127,592)	(34,115)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		1,280,000	234,608	(368,657)	(134,049)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		120,000	21,995	(32,627)	(10,632)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		1,200,000	219,945	(301,692)	(81,747)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		450,000	82,479	(102,766)	(20,287)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	31,159	(39,990)	(8,831)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		380,000	69,649	(89,830)	(20,181)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		610,000	111,806	(130,495)	(18,689)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		240,000	43,989	(58,468)	(14,479)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,010,000	185,121	(264,189)	(79,068)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		290,000	53,153	(63,505)	(10,352)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		110,000	20,162	(17,503)	2,659
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		4,100,000	326,214	(200,586)	125,628
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,700,000	214,824	(105,338)	109,486
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,700,000	135,259	(63,127)	72,132
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,500,000	198,911	(92,835)	106,076
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		300,000	23,869	(11,460)	12,409
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,900,000	151,172	(71,508)	79,664
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		800,000	63,652	(28,287)	35,365
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		800,000	121,171	(50,768)	70,403
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		3,200,000	484,684	(207,091)	277,593
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		900,000	136,317	(62,355)	73,962
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		1,300,000	103,434	(62,634)	40,800
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,400,000	190,955	(249,107)	(58,152)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		1,000,000	151,464	(144,907)	6,557
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		500,000	75,732	(71,541)	4,191
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		2,800,000	222,780	(202,974)	19,806
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,600,000	127,303	(112,387)	14,916
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	18,329	(16,847)	1,482
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly		500,000	70,330	(69,848)	482
BMW Finance NV 0.75% 7/13/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	2,270,000	(70,816)	61,532	(9,284)
Generali 4.125% 5/4/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	940,000	(9,097)	2,083	(7,014)
Deutsche Bank AG 5.625% 5/19/2031		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,000,000	5,556	(12,082)	(6,526)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,815,000	(18,560)	3,015	(15,545)
UniCredit SpA 5.375% 4/16/2034		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,000,000	(6,664)	(2,761)	(9,425)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,600,000	(10,663)	(5,299)	(15,962)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		550,000	37,556	(43,506)	(5,950)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		1,150,000	78,525	(105,298)	(26,773)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,100,000	87,521	(96,944)	(9,423)
Allianz SE 1.301% 9/25/2049		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	8,350,000	(122,158)	66,846	(55,312)
Generali 3.875% 1/29/2029		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	6,600,000	(63,869)	21,804	(42,065)
Deutsche Bank AG 4% 6/24/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	4,750,000	26,389	(67,319)	(40,930)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	5,350,000	(35,653)	(11,746)	(47,399)
UniCredit SpA 4.175% 6/24/2037		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	5,850,000	(38,985)	(15,409)	(54,394)
Aviva PLC 4.625% 8/28/2056		6/2031	Citibank NA	(1%)	Quarterly	EUR	5,100,000	(46,556)	8,417	(38,139)
BMW Finance NV 1% 5/22/2028		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	11,300,000	(352,520)	299,272	(53,248)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	6,740,000	(1,681,782)	1,578,295	(103,487)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	5,900,000	(60,334)	14,529	(45,805)
5Y CDX EMIG CDSI Series 45 Index		6/2031	ICE	(1%)	Quarterly		9,085,000	(92,549)	0	(92,549)

TOTAL BUY PROTECTION								1,651,409	(2,061,734)	(410,325)
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		12,380,000	89,843	276,645	366,488
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,300,000	(47,476)	125,143	77,667
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,700,000	(15,228)	40,397	25,169
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		4,700,000	(42,101)	60,744	18,643
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		2,900,000	(25,977)	86,371	60,394
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		5,700,000	(51,059)	63,997	12,938
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		4,100,000	(36,727)	31,014	(5,713)
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		6,600,000	(59,121)	79,034	19,913
CMBX BB Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	5%	Monthly		2,300,000	(509,633)	490,123	(19,510)
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly		1,700,000	(376,685)	357,485	(19,200)
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly		1,100,000	(261,039)	256,796	(4,243)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		11,400,000	(102,118)	104,855	2,737

TOTAL SELL PROTECTION								(1,437,321)	1,972,604	535,283
TOTAL CREDIT DEFAULT SWAPS								214,088	(89,130)	124,958

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	1,139,880,000	9,289,738	0	9,289,738
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	6/2029	36,778,000	492,078	0	492,078
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2056	18,030,000	(47,384)	0	(47,384)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2046	4,770,000	(114,381)	0	(114,381)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	54,560,000	(229,716)	0	(229,716)
TOTAL INTEREST RATE SWAPS							9,390,335	0	9,390,335

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $17,823,274.
(e)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,843,448.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,964,076.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $56,200,573.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Level 3 security.
(k)	Non-income producing - Security is in default.
(l)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $6,768,322 and $6,841,356, respectively.

(n)	Security is perpetual in nature with no stated maturity date.
(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,377,314,871 or 19.6% of net assets.

(q)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $498,491,978 or 1.2% of net assets.

(r)	Zero coupon bond which is issued at a discount.
(s)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(t)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(u)	Principal Only Strips represent the right to receive the monthly principal payments.
(v)	Non-income producing.
(w)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $57,554 or 0.0% of net assets.

(x)	Security or a portion of the security is on loan at period end.
(y)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $22,676 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(z)	Includes $376,875 of cash collateral to cover margin requirements for futures contracts.
(Aa)	Includes $215,394 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(Ab)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(Ac)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Ad)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $10,299,558.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	5,862

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,095,762,170	9,652,976,320	9,380,183,461	43,633,790	(16,115)	-	1,368,538,914	1,368,265,261	2.1%
Fidelity Securities Lending Cash Central Fund	79,828,500	4,930,877,495	4,960,975,246	564,323	(8,681)	-	49,722,068	49,717,096	0.1%
Total	1,175,590,670	14,583,853,815	14,341,158,707	44,198,113	(24,796)	-	1,418,260,982

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.